UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2018

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Municipal Income Fund

Short Duration Tax Free Fund

Intermediate Tax Free Fund

AMT Free Municipal Bond Fund

National Tax Free Fund

High Yield Municipal Bond Fund

Short Duration High Yield Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the six-month period ended March 31, 2018

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Credit Rating

Schedules of Investments:

12	Short Duration Tax Free Fund

24	Intermediate Tax Free Fund

51	AMT Free Municipal Bond Fund

62	National Tax Free Fund

79	High Yield Municipal Bond Fund

95	Short Duration High Yield Municipal Bond Fund

106	California Tax Free Fund

114	New Jersey Tax Free Fund

120	New York Tax Free Fund

129	Footnotes to Schedules of Investments

130	Statements of Assets and Liabilities

134	Statements of Operations

136	Statements of Changes in Net Assets

142	Financial Highlights

162	Notes to Financial Statements

182	Supplemental Information to Shareholders

Lord Abbett Municipal Income Fund
Semiannual Report

For the six-month period ended March 31, 2018

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Municipal Income Fund for the six-month period ended March 31, 2018. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 through March 31, 2018).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 10/1/17 – 3/31/18” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Short Duration Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/17	3/31/18	10/1/17 – 3/31/18
Class A
Actual	$1,000.00	$994.50	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class C
Actual	$1,000.00	$991.50	$6.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.34
Class F
Actual	$1,000.00	$995.00	$2.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class F3
Actual	$1,000.00	$995.60	$2.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.80	$2.17
Class I
Actual	$1,000.00	$994.90	$2.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class T
Actual	$1,000.00	$993.70	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.53

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.65% for Class A, 1.26% for Class C, 0.55% for Class F, 0.43% for Class F3, 0.45% for Class I and 0.70% for Class T) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	8.92%
AA+	8.67%
AA	15.24%
AA-	11.37%
A+	13.89%
A	6.77%
A-	13.89%
BBB+	7.22%
BBB	2.76%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	4.93%
BB+	0.41%
BB	0.07%
BB-	0.17%
B	0.22%
B-	0.34%
C	0.05%
NR	5.08%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Intermediate Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/17	3/31/18	10/1/17 – 3/31/18
Class A
Actual	$1,000.00	$992.00	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.44	$3.53
Class B
Actual	$1,000.00	$987.80	$7.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$7.59
Class C
Actual	$1,000.00	$988.90	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.64
Class F
Actual	$1,000.00	$992.40	$2.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class F3
Actual	$1,000.00	$993.10	$2.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.60	$2.32
Class I
Actual	$1,000.00	$992.90	$2.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class T
Actual	$1,000.00	$992.00	$3.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.19	$3.78

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.70% for Class A, 1.51% for Class B, 1.32% for Class C, 0.60% for Class F, 0.46% Class F3, 0.50% for Class I and 0.75% for Class T) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	5.41%
AA+	6.90%
AA	12.96%
AA-	12.21%
A+	11.72%
A	7.80%
A-	9.18%
BBB+	7.80%
BBB	3.36%
BBB-	7.14%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	2.36%
BB	0.64%
BB-	2.71%
B+	0.35%
B	1.14%
B-	2.13%
CC	0.07%
C	0.46%
NR	5.66%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

AMT Free Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/17	3/31/18	10/1/17 – 3/31/18
Class A
Actual	$1,000.00	$999.10	$2.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class C
Actual	$1,000.00	$995.90	$6.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.19
Class F
Actual	$1,000.00	$999.60	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.44	$2.52
Class F3
Actual	$1,000.00	$1,000.20	$1.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.10	$1.82
Class I
Actual	$1,000.00	$1,000.10	$1.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.94	$2.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.23% for Class C, 0.50% for Class F, 0.36% for Class F3 and 0.40% Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	3.92%
AA+	3.52%
AA	14.28%
AA-	11.69%
A+	7.25%
A	8.76%
A-	10.44%
BBB+	11.25%
BBB	5.62%
BBB-	9.77%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	1.36%
BB	0.67%
BB-	1.07%
B+	0.63%
B	0.75%
B-	2.31%
CC	0.02%
C	0.79%
NR	5.90%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

National Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/17	3/31/18	10/1/17 – 3/31/18
Class A
Actual	$1,000.00	$1,001.10	$3.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.14	$3.83
Class B
Actual	$1,000.00	$997.00	$7.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.10	$7.90
Class C
Actual	$1,000.00	$998.00	$6.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.05	$6.94
Class F
Actual	$1,000.00	$1,001.50	$3.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.28
Class F3
Actual	$1,000.00	$1,002.10	$2.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.30	$2.62
Class I
Actual	$1,000.00	$1,002.00	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.76% for Class A, 1.57% for Class B, 1.38% for Class C, 0.65% for Class F, 0.52% for Class F3 and 0.55% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	2.16%
AA+	3.36%
AA	11.42%
AA-	10.98%
A+	10.14%
A	8.46%
A-	10.70%
BBB+	10.34%
BBB	7.76%
BBB-	11.78%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	1.18%
BB	1.01%
BB-	2.39%
B+	0.11%
B	0.59%
B-	1.57%
C	0.29%
NR	5.76%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/17	3/31/18	10/1/17 – 3/31/18
Class A
Actual	$1,000.00	$1,013.40	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.08
Class C
Actual	$1,000.00	$1,011.20	$7.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.19
Class F
Actual	$1,000.00	$1,013.90	$3.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.39	$3.58
Class F3
Actual	$1,000.00	$1,014.50	$2.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.87
Class I
Actual	$1,000.00	$1,014.40	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.89	$3.07
Class T
Actual	$1,000.00	$1,013.60	$4.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33

†	For each class of the Fund, net expenses (including interest expense) are equal to the annualized expense ratio for such class (0.81% for Class A, 1.43% for Class C, 0.71% for Class F, 0.57% for Class F3, 0.61% for Class I and 0.86% for Class T) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.80%
AA	1.73%
AA-	0.54%
A+	0.77%
A	0.89%
A-	3.70%
BBB+	4.97%
BBB	2.97%
BBB-	11.24%
BB+	8.61%
BB	4.60%
Credit Rating:
S&P or Moody’s(a)	%*
BB-	6.39%
B+	1.83%
B	7.23%
B-	6.52%
CCC+	0.48%
CCC	0.75%
CC	0.11%
C	2.45%
NR	33.42%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Short Duration High Yield Municipal Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/17	3/31/18	10/1/17 – 3/31/18
Class A
Actual	$1,000.00	$1,003.50	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77
Class C
Actual	$1,000.00	$1,000.10	$6.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.24
Class F
Actual	$1,000.00	$1,004.00	$2.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class F3
Actual	$1,000.00	$1,004.70	$1.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.50	$1.46
Class I
Actual	$1,000.00	$1,004.50	$1.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.55% for Class A, 1.24% for Class C, 0.45% for Class F, 0.29% for Class F3 and 0.35% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.14%
AA	3.32%
AA-	1.27%
A+	2.72%
A	2.22%
A-	8.20%
BBB+	9.80%
BBB	9.22%
BBB-	12.72%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	7.50%
BB	1.26%
BB-	9.00%
B	6.64%
B-	4.94%
CCC	0.47%
C	0.58%
NR	20.00%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

California Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/17	3/31/18	10/1/17 – 3/31/18
Class A
Actual	$1,000.00	$1,003.20	$3.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.99	$3.98
Class C
Actual	$1,000.00	$1,001.00	$7.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.14
Class F
Actual	$1,000.00	$1,003.70	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.49	$3.48
Class F3
Actual	$1,000.00	$1,005.20	$2.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.10	$2.82
Class I
Actual	$1,000.00	$1,004.20	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.79% for Class A, 1.42% for Class C, 0.69% for Class F, 0.56% for Class F3 and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	0.66%
AA+	2.77%
AA	20.30%
AA-	17.70%
A+	10.13%
A	2.73%
A-	8.48%
BBB+	9.91%
BBB	5.01%
BBB-	8.42%
Credit Rating:
S&P or Moody’s(a)	%*
BB+	1.01%
BB	1.07%
B+	0.34%
B	0.35%
B-	1.79%
CCC+	0.12%
CCC	0.38%
C	0.60%
NR	8.23%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New Jersey Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/17	3/31/18	10/1/17 – 3/31/18
Class A
Actual	$1,000.00	$1,001.60	$4.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.84	$4.13
Class F
Actual	$1,000.00	$1,002.10	$3.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.34	$3.63
Class F3
Actual	$1,000.00	$1,002.80	$2.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.00	$2.92
Class I
Actual	$1,000.00	$1,002.60	$3.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.13

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.82% for Class A, 0.72% for Class F, 0.58% for Class F3 and 0.62% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	3.78%
AA+	1.19%
AA	11.19%
AA-	11.44%
A+	9.66%
A	4.16%
A-	6.66%
BBB+	26.82%
BBB	2.94%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	8.25%
BB	1.76%
BB-	5.48%
B	0.25%
CC	0.13%
C	0.91%
NR	5.38%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

New York Tax Free Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	10/1/17	3/31/18	10/1/17 – 3/31/18
Class A
Actual	$1,000.00	$994.60	$3.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.04	$3.93
Class C
Actual	$1,000.00	$991.50	$7.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class F
Actual	$1,000.00	$995.10	$3.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.43
Class F3
Actual	$1,000.00	$995.70	$2.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.20	$2.77
Class I
Actual	$1,000.00	$995.60	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.99	$2.97

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.41% for Class C, 0.68% for Class F, 0.55% for Class F3 and 0.59% for Class I) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

March 31, 2018

Credit Rating:
S&P or Moody’s(a)	%*
AAA	15.53%
AA+	5.84%
AA	14.67%
AA-	9.29%
A+	9.50%
A	2.44%
A-	14.28%
BBB+	3.65%
BBB	5.59%
Credit Rating:
S&P or Moody’s(a)	%*
BBB-	9.10%
BB+	1.09%
BB-	1.51%
B-	0.56%
CC	0.10%
C	1.02%
NR	5.83%
Total	100.00%

(a)	Certain investments have been rated by Fitch IBCA.
*	Represents percent of total investments.

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND March 31, 2018

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
MUNICIPAL BONDS 74.66%

Corporate-Backed 3.91%
Burke Co Dev–Oglethorpe Power	2.40%	#(a)	1/1/2040	A-		$3,005	$2,974,920
CA Poll Ctl–Waste Mgmt	1.55%		2/1/2019	A-		3,475	3,481,255
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B		1,925	1,985,272
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB		8,980	9,894,343
Montgomery Co IDA–Peco Generation	2.50%	#(a)	10/1/2030	BBB		11,875	11,904,925
Montgomery Co IDA–Peco Generation	2.55%	#(a)	6/1/2029	BBB		5,000	5,013,500
Niagara Area Dev Corp–Covanta†	4.00%		11/1/2024	BB-		1,000	1,000,520
NJ EDA–Sch Facs	5.00%		11/1/2024	BBB+		5,000	5,492,600
St Charles Parish–Valero Energy	4.00%	#(a)	12/1/2040	BBB		3,500	3,724,700
Valdez Marine Term–BP	5.00%		1/1/2021	A1		10,000	10,788,600
Total							56,260,635

Education 5.64%
CA State Univ Sys	5.00%		11/1/2020	Aa2		5,000	5,434,200
CA State Univ Sys	5.00%		11/1/2020	Aa2		1,700	1,847,628
Chicago Brd Ed	5.00%		12/1/2019	B		1,210	1,246,300
Chicago Brd Ed	5.00%		12/1/2022	BB-	(c)	1,000	1,060,860
Cleveland State Univ	5.00%		6/1/2019	A+		1,265	1,311,868
Curators Univ Sys	5.00%		11/1/2019	AA+		5,000	5,255,750
IA HI Ed–Wartburg Clg	2.50%		10/1/2020	BB-	(c)	2,735	2,670,208
IL Fin Auth–Noble Chtr Sch	4.00%		9/1/2019	BBB		1,720	1,759,371
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2019	NR		445	457,313
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR		1,535	1,690,189
NC Cap Facs–High Point Univ	5.00%		5/1/2018	A-		1,640	1,644,231
NY Dorm–Mt Sinai Sch Med	4.00%		7/1/2020	A-		3,000	3,132,990
NY Dorm–Mt Sinai Sch Med	5.00%		7/1/2021	A-		2,000	2,180,920
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2018	BBB-		1,000	1,016,390
NY Dorm–SUNY	4.00%		7/1/2020	Aa3		2,000	2,099,940
NY Dorm–SUNY	5.00%		7/1/2021	Aa3		2,000	2,195,460
PA Hi Ed–PA State Univ Sys	5.00%		6/15/2020	Aa3		3,710	3,955,713
Texas A&M Univ	5.00%		5/15/2023	AAA		11,355	12,938,455
Troy Cap Res Corp–RPI	5.00%		8/1/2021	A3		445	485,508
Troy Cap Res Corp–RPI	5.00%		8/1/2022	A3		1,000	1,109,280
Univ of MA Bldg Auth	5.00%		11/1/2021	Aa2		5,150	5,697,754
Univ of NC–Chapel Hill	1.515% (1 Mo. LIBOR * .67 + 0.40%	)#	12/1/2041	AAA		11,875	11,885,806

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2018

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Education (continued)
VA College Bldg Auth	5.00%		2/1/2021	AA+	$9,350	$10,160,271
Total						81,236,405

General Obligation 15.44%
Boston GO	5.00%		4/1/2021	AAA	5,000	5,472,050
CA State GO	1.822% (1 Mo. LIBOR * .70 + 0.70%	)#	12/1/2028	AA-	8,000	8,062,080
CA State GO	1.925% (1 Mo. LIBOR * .70 + 0.76%	)#	12/1/2031	AA-	2,000	2,024,540
CA State GO	5.00%		9/1/2020	AA-	10,000	10,791,000
CA State GO	5.00%		11/1/2024	Aa3	5,000	5,859,600
Chicago GO	5.00%		1/1/2021	BBB+	6,355	6,642,754
Chicago GO	5.25%		1/1/2023	BBB+	1,235	1,319,746
Chicago GO	5.25%		1/1/2027	BBB+	1,665	1,785,846
CT State GO	5.00%		2/15/2021	A+	6,350	6,516,052
CT State GO	5.00%		8/15/2021	A+	5,000	5,414,550
HI State GO	5.00%		11/1/2021	AA+	5,000	5,535,450
Honolulu GO	1.90% (MUNIPSA * 1 + 1.32%	)#	9/1/2026	Aa1	3,500	3,501,505
Honolulu GO	1.90% (MUNIPSA * 1 + 1.32%	)#	9/1/2027	Aa1	3,500	3,501,505
Honolulu GO	1.90% (MUNIPSA * 1 + 1.32%	)#	9/1/2028	Aa1	2,500	2,501,075
IL State GO	5.00%		2/1/2020	BBB-	820	843,755
IL State GO	5.00%		8/1/2020	BBB-	16,290	16,938,342
IL State GO	5.00%		2/1/2021	BBB-	3,000	3,120,840
IL State GO	5.00%		11/1/2023	BBB-	10,000	10,469,700
IL State GO	5.00%		11/1/2026	BBB-	5,240	5,481,512
Kansas City GO	5.00%		10/1/2020	AA-	1,345	1,444,059
Los Angeles CCD	2.00%		8/1/2022	AA+	775	780,774
Met Nashville & Davidson Co	5.00%		7/1/2021	AA	7,500	8,240,400
Miami Dade Co Sch Brd COP	5.00%		11/1/2019	A+	6,500	6,813,755
NJ EDA–Motor Vehicle Surcharge Sub Rev	4.00%		7/1/2022	BBB+	3,500	3,620,015
NJ State GO	5.00%		6/1/2019	A-	13,400	13,891,780
Northside ISD PSF GTD	2.00%	#(a)	6/1/2039	Aaa	975	977,555
NYC GO	5.00%		8/1/2019	AA	14,885	15,534,879
NYC GO	5.00%		8/1/2019	AA	5,585	5,828,841
NYC GO	5.00%		8/1/2021	AA	7,410	8,147,147
NYC GO	5.00%		8/1/2022	AA	3,200	3,586,112
OH State GO	5.00%		8/1/2025	AA+	5,000	5,894,350
PA State GO	5.00%		8/15/2020	Aa3	10,000	10,692,300
Philadelphia Sch Dist	5.00%		9/1/2020	A2	2,500	2,673,800
Philadelphia Sch Dist (The)(d)	5.00%		9/1/2021	A2	930	1,012,835

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2018

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
General Obligation (continued)
Philadelphia Sch Dist (The)(d)	5.00%		9/1/2022	A2		$550	$606,562
Philadelphia Sch Dist (The)(d)	5.00%		9/1/2023	A2		500	556,845
Poughkeepsie GO	4.00%		5/4/2018	NR		1,200	1,200,480
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa3		5,755	5,995,847
Scranton Sch Dist(d)	2.132%	#(a)	4/1/2031	A2		5,750	5,750,000
WI State GO	5.00%		5/1/2020	Aa1		7,110	7,583,881
WI State GO	5.00%		11/1/2022	Aa1		5,000	5,645,950
Total							222,260,069

Health Care 12.35%
AK IDA–Yukon Koskokwim Hlth	3.50%		12/1/2020	NR		1,000	1,015,000
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		1,430	1,496,095
AZ Hlth Facs–Phoenix Childrens Hsp	3.43% (MUNIPSA * 1 + 1.85%	)#	2/1/2048	A-		11,500	11,692,280
CA Hlth–St Joseph Hlth	5.00%	#(a)	7/1/2034	AA-		1,800	2,019,168
CA Hlth–St Joseph Hlth	5.00%	#(a)	7/1/2043	AA-		5,000	5,238,550
CA Hlth–Sutter Hlth(d)	5.00%		11/15/2023	AA-		2,000	2,310,180
CA Hlth–Sutter Hlth(d)	5.00%		11/15/2024	AA-		3,400	3,992,076
CA Hlth–Sutter Hlth(d)	5.00%		11/15/2025	AA-		3,100	3,688,628
CA Hlth Facs–Kaiser Permanente	5.00%		11/1/2027	AA-		3,050	3,733,657
CO Hlth Facs–Christian Living Nghbrhds	4.00%		1/1/2021	NR		350	363,454
CT Hlth & Ed–Yale New Haven Hsp	1.665% (1 Mo. LIBOR * .67 + 0.55%	)#	7/1/2049	AA-		10,000	10,011,900
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2025	Baa3		1,500	1,654,515
DC Hsp–Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,331,057
Duluth EDA–St Lukes Hsp	4.75%		6/15/2022	NR		3,340	3,384,689
Eisenhower Med Ctr	5.00%		7/1/2026	Baa2		1,345	1,556,084
Fairfax Co IDA–Inova Hlth	5.00%		5/15/2022	AA+		8,160	9,132,917
Harris Co Cultural Ed–Baylor Clg / Med	5.00%		11/15/2020	A		1,850	1,995,188
Harris Co Cultural Ed–Baylor Clg / Med	5.00%		11/15/2021	A		1,350	1,488,118
IL Fin Auth–Northwestern Mem Hlth	5.00%	#(a)	7/15/2057	AA+		4,000	4,541,400
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(c)	1,225	1,338,214
IL Fin Auth–Presence Health	5.00%		2/15/2021	BBB-		5,095	5,465,559
IL Fin Auth–Presence Health	5.00%		2/15/2022	BBB-		4,000	4,369,360
IL Fin Auth–Rush Univ Med	5.00%		11/15/2020	A+		500	538,575
IL Fin Auth–Rush Univ Med	5.00%		11/15/2021	A+		695	765,084
Kanabec Co Hlth–Firstlight Hlth	2.75%		12/1/2020	NR		2,600	2,601,482
Karnes Co Hsp Dist	4.00%		2/1/2019	A	(c)	530	536,636

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2018

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Health Care (continued)
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(c)	$805	$867,854
Lancaster Co Hosp Auth–Bretheren Village	5.00%		7/1/2025	BB+	(c)	650	723,755
MA DFA–CareGroup	5.00%		7/1/2021	A-		5,000	5,468,800
MA DFA–Partners Hlth	2.08% (MUNIPSA * 1 + 0.50%	)#	7/1/2038	AA-		5,000	5,014,250
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2020	BBB		3,000	3,193,080
MI Fin Auth–Henry Ford Hlth	5.00%		11/15/2022	A3		1,770	1,971,568
MI Fin Auth–Trinity Health	5.00%		12/1/2026	AA-		2,250	2,654,820
Monroeville Pa Fin Auth–UPMC Hlth	3.00%		2/15/2023	A+		2,510	2,582,564
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2020	Baa3		1,235	1,286,055
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2021	Baa3		2,000	2,117,500
Morgan Co Hosp–USDA Replacement Proj	2.75%		9/1/2019	NR		2,030	2,017,820
MS Equip Facs–MS Baptist Hlth	2.88% (MUNIPSA * 1 + 1.30%	)#	8/15/2036	BBB+		7,000	7,016,170
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2019	BB+		1,450	1,479,087
Muskingum Co Hsp Facs–Genesis Hlthcare	5.00%		2/15/2020	BB+		1,305	1,357,304
NC Med–Southminster	5.00%		10/1/2023	NR		750	824,265
New Hope Ed Facs–Childrens Hlth	5.00%		8/15/2023	Aa2		1,000	1,137,180
NH Hlth & Ed–Hillside Village†	3.50%		7/1/2022	NR		400	401,584
NJ Hlth–AHS Hsp Corp	5.00%		7/1/2022	AA-		2,500	2,792,850
NJ Hlth–Hackensack Meridian Hlth	5.00%		7/1/2026	NR		3,900	4,568,304
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2021	AA		900	984,681
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2019	BBB-		1,500	1,534,380
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2020	BBB-		1,000	1,034,700
NY Dorm–Orange Regl Med Ctr†	4.00%		12/1/2021	BBB-		1,200	1,251,864
OK DFA–OU Med(d)	5.00%		8/15/2025	Baa3		550	620,626
OK DFA–OU Med(d)	5.00%		8/15/2026	Baa3		800	906,160
Owensboro Health	5.00%		6/1/2025	Baa3		1,400	1,547,812
Palomar Hlth	5.00%		11/1/2021	BBB-		500	538,960
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2022	BBB-		2,000	2,165,680
Rockville Eco Dev–Ingleside at King Farm	2.50%		11/1/2024	BB	(c)	1,400	1,402,800
San Buenaventura–Cmnty Mem Hlth	5.75%		12/1/2018	BB+		1,800	1,836,738
Sartell Hlth Care–Country Manor	4.00%		9/1/2020	NR		1,435	1,466,857
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB-	(c)	3,750	3,917,737
South Central Reg Med Ctr	1.70%		3/1/2020	NR		7,500	7,444,050
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2022	A1		1,000	1,110,660
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2023	A1		1,350	1,522,098
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2019	A+		1,230	1,293,628

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2018

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Health Care (continued)
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2020	A+		$1,255	$1,355,162
Tarrant Co Cultural–Buckner	3.875%		11/15/2022	NR		550	550,369
Tempe IDA–ASU Mirabella†	4.00%		10/1/2023	NR		2,060	2,068,261
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2026	BBB-	(c)	500	564,880
WA Hlth–Fred Hutchinson Cancer Ctr	2.358% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A		4,000	4,026,160
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		500	502,035
WI Hlth & Ed–Tomah Hosp	2.65%		11/1/2020	NR		3,375	3,339,259
WI PFA–Mary’s Woods†	3.00%		11/15/2022	BB	(c)	1,100	1,102,321
Total							177,822,554

Housing 0.25%
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2020	Baa1		575	612,047
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2021	Baa1		825	897,840
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2022	Baa1		1,000	1,107,940
WA Hsg–Emerald Heights	4.00%		7/1/2018	A-	(c)	1,000	1,006,030
Total							3,623,857

Lease Obligations 3.74%
Broward Co Sch Brd COP	5.00%		7/1/2020	Aa3		7,350	7,863,250
Buncombe Co Ltd Oblig	5.00%		6/1/2020	AA+		750	802,448
CA Pub Wks–Dept of Correction	5.00%		1/1/2020	A+		5,000	5,289,400
CA Pub Wks–Lease Rev	5.00%		10/1/2026	A+		1,500	1,791,720
CA Pub Wks–Lease Rev	5.00%		10/1/2027	A+		3,300	3,990,327
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2021	A1		5,000	5,484,500
KY Ppty & Bldgs Commn–Proj #84 (NPFGC)(FGIC)	5.00%		8/1/2020	A1		5,000	5,335,850
Los Angeles Co Pub Wks	5.00%		8/1/2019	AA		1,000	1,046,090
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2019	BBB+		1,250	1,291,038
NJ EDA–Sch Facs	5.00%		6/15/2021	BBB+		4,490	4,792,985
NJ EDA–Sch Facs	5.00%		3/1/2022	BBB+		2,310	2,477,475
NJ EDA–Sch Facs	5.00%		6/15/2022	BBB+		515	554,707
NJ EDA–Sch Facs	5.00%		6/15/2022	Baa1		900	969,390
NJ EDA–Sch Facs	5.00%		6/15/2025	Baa1		1,250	1,368,362
NJ EDA–Sch Facs (AMBAC)	5.50%		12/15/2019	BBB+		5,565	5,862,894
South Florida Wtr Mgt Dist COP	5.00%		10/1/2021	AA		1,235	1,358,130
South Florida Wtr Mgt Dist COP	5.00%		10/1/2022	AA		1,500	1,676,760
Twin Rivers USD COP (AGM)	3.20%	#(a)	6/1/2041	AA		1,910	1,912,196
Total							53,867,522

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2018

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Other Revenue 3.29%
Black Belt Energy–RBC	4.00%	#(a)	8/1/2047	A1	$2,125	$2,256,941
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2020	BBB-	500	533,185
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2021	BBB-	1,105	1,204,649
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2022	BBB-	1,250	1,387,950
CA Infra & Econ Dev–Segerstrom Center	5.00%		7/1/2023	A-	5,725	6,487,398
CA Infra–Paul Getty Trust	1.774% (3 Mo. LIBOR * .70 + 0.37%	)#	4/1/2038	AAA	7,500	7,518,600
CA St Infra–LA Co Museum of Art	1.971% (1 Mo. LIBOR * .70 + 0.65%	)#	12/1/2050	A3	4,000	4,013,720
Florence Twn IDA–Legacy Trad Sch	4.00%		7/1/2018	Ba1	110	110,423
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,402,873
Miami Dade Co IDA–Waste Mgmt	1.75%	#(a)	9/1/2027	A-	4,900	4,886,329
Phoenix IDA–Basis Schs†	3.00%		7/1/2020	BB	1,090	1,080,855
SC Transp Infra Bank	5.00%		10/1/2020	A1	6,470	6,964,567
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2022	A3	5,800	6,458,068
Total						47,305,558

Special Tax 1.31%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba1	1,050	1,137,150
Brea Redev Agy	5.00%		8/1/2019	AA-	2,000	2,091,640
Brea Redev Agy	5.00%		8/1/2020	AA-	2,100	2,259,453
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2018	BBB+	1,250	1,263,350
CT Spl Tax–Trans Infra	5.00%		1/1/2026	AA	5,000	5,715,950
Emeryville Redev Agy	5.00%		9/1/2019	A+	1,000	1,046,950
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%		9/1/2021	AA	1,000	1,101,210
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%		9/1/2022	AA	3,370	3,781,140
Village CDD #12†	3.25%		5/1/2023	NR	500	501,515
Total						18,898,358

Tax Revenue 2.21%
FL Dept Env Protn–Florida Forever	5.00%		7/1/2021	AA-	7,610	8,353,725
FL Dept Env Protn–Florida Forever	5.00%		7/1/2022	AA-	3,410	3,816,813
Jefferson Co–Sch Warrant	5.00%		9/15/2023	AA	2,000	2,268,520
LA Gas & Fuel Tax	5.00%		5/1/2025	AA	1,250	1,466,588
MD Dept Trans	4.00%		9/1/2026	AAA	4,750	5,295,015
NYC TFA–Future Tax	5.00%		11/1/2021	AAA	5,260	5,825,187
Phoenix Civic Impt Corp–Light Rail Proj	5.00%		7/1/2019	AA	4,670	4,858,855
Total						31,884,703

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2018

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Tobacco 3.48%
Buckeye Tobacco	5.125%		6/1/2024	B-		$5,000	$4,901,450
Golden St Tobacco	5.00%		6/1/2020	A+		5,300	5,674,127
Inland Empire Tobacco	4.625%		6/1/2021	NR		1,805	1,805,451
PA Tob Settlement	5.00%		6/1/2022	A1		2,250	2,455,088
PA Tob Settlement	5.00%		6/1/2023	A1		1,125	1,241,415
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A		16,010	17,492,846
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR		3,000	2,999,850
Tobacco Settlement Auth WA	5.00%		6/1/2018	A		2,000	2,011,560
Tobacco Settlement Auth WA	5.00%		6/1/2019	A		4,990	5,186,656
Tobacco Settlement Fin Corp NJ	4.50%		6/1/2023	BBB+		4,745	4,763,173
TSASC	5.00%		6/1/2021	A		1,500	1,628,970
Total							50,160,586

Transportation 10.41%
Alameda Corridor Trsp Auth	5.00%		10/1/2019	A-		1,000	1,049,250
Bay Area Toll Auth	1.736% (3 Mo. LIBOR * .70 + 0.55%	)#	4/1/2045	AA		10,800	10,878,840
Bay Area Toll Auth	2.28% (MUNIPSA * 1 + 0.70%	)#	4/1/2047	AA		8,000	8,044,720
Bay Area Toll Auth	4.00%		4/1/2029	AA-		1,200	1,326,864
Central TX Mobility Auth	5.00%	#(a)	1/1/2045	BBB+		5,000	5,308,200
Central TX Tpk	5.00%	#(a)	8/15/2042	A-		8,000	8,454,080
Chicago O’Hare Arpt	5.00%		1/1/2021	A		1,500	1,619,130
Chicago Trans Auth	5.00%		6/1/2025	NR		2,000	2,257,340
Cleveland Arpt (AGM)	5.00%		1/1/2021	AA		450	485,487
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA		455	501,055
Cleveland Arpt (AGM)	5.00%		1/1/2023	AA		1,000	1,117,800
Denver City & Co Arpt	2.025% (1 Mo. LIBOR * .70 + 0.86%	)#	11/15/2031	A+		2,890	2,902,947
E470 Pub Hwy Auth	2.307% (1 Mo. LIBOR * .67 + 1.05%	)#	9/1/2039	A-		2,000	2,019,980
E470 Pub Hwy Auth	5.00%		9/1/2019	A-		1,000	1,044,800
Harris Co Toll Rd	5.00%		8/15/2021	Aa2		1,500	1,652,475
IL Reg Trans Dist	5.00%		7/1/2024	AA	(c)	2,000	2,284,860
IL Reg Trans Dist	5.00%		7/1/2025	AA	(c)	2,500	2,886,625
IL Toll Hwy Auth	5.00%		12/1/2019	AA-		7,500	7,893,375
LA Offshore Term Auth–LOOP	2.00%	#(a)	10/1/2040	BBB+		2,000	1,986,360
MTA NY	1.665% (1 Mo. LIBOR * .67 + 0.55%	)#	11/1/2041	A+		13,200	13,110,768
NC Tpk Auth–Triangle Exprs (AGM)	5.00%		1/1/2028	AA		1,500	1,739,190

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2018

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Transportation (continued)
NH Turnpike Sys	5.00%		10/1/2020	A+	$5,000	$5,384,750
NH Turnpike Sys	5.00%		10/1/2021	A+	5,000	5,503,850
NJ Tpk Auth	1.915% (1 Mo. LIBOR * .70 + 0.75%	)#	1/1/2030	NR	2,500	2,518,575
NJ Tpk Auth	5.00%		1/1/2020	A+	5,000	5,276,100
NJ Tpk Auth	5.00%		1/1/2027	A2	3,200	3,780,640
NJ Trans Trust Fund	5.00%		6/15/2023	A+	7,000	7,662,060
North TX Twy Auth	5.00%		1/1/2020	A1	2,500	2,641,600
North TX Twy Auth	5.00%		1/1/2022	A1	2,300	2,539,775
North TX Twy Auth	5.00%		1/1/2023	A1	4,050	4,550,337
Phoenix Civic Impt Corp–Phoenix Arpt	5.00%		7/1/2026	A+	5,000	5,897,350
Port Auth NY & NJ–JFK IAT	5.00%		12/1/2020	Baa1	4,465	4,676,462
Southeastern PA Transp Auth GARVEE	5.00%		6/1/2018	AA-	1,280	1,286,669
St Louis Arpt–Lambert Intl Arpt (AGM)	5.00%		7/1/2022	AA	2,000	2,225,680
Triborough Brdg & Tunl Auth	5.00%		11/15/2021	AA-	5,000	5,557,700
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	1,650	1,856,630
Wayne Co Arpt	5.00%		12/1/2020	A2	2,310	2,479,323
Wayne Co Arpt	5.00%		12/1/2021	A2	3,000	3,283,860
Wayne Co Arpt	5.00%		12/1/2022	A2	1,500	1,666,770
WI State Trans Rev	5.00%		7/1/2022	AA+	2,300	2,579,381
Total						149,931,658

Utilities 12.63%
Austin City Water	5.00%		5/15/2021	AA	3,505	3,840,043
Austin City Water	5.00%		11/15/2025	Aa2	2,000	2,361,480
CA Dept Wtr Res Wtr–Central Valley	1.95% (MUNIPSA * 1 + 1.37%	)#	12/1/2035	AAA	8,500	8,517,850
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2019	NR	205	216,375
Central Plains–Goldman Sachs	5.00%		9/1/2027	BBB+	1,305	1,502,564
Chicago Wastewater	5.00%		1/1/2021	A	1,000	1,068,070
Chicago Wastewater	5.00%		1/1/2022	A	2,000	2,174,600
Chicago Water	5.00%		11/1/2021	A	1,125	1,223,888
Chicago Water	5.00%		11/1/2022	A	1,000	1,103,380
Chicago Water (AGM)	5.00%		11/1/2028	AA	2,500	2,890,950
CO Public Auth–ML	5.75%		11/15/2018	A-	1,660	1,699,159
Detroit Water	5.00%		7/1/2021	A-	420	456,893
Detroit Water	5.00%		7/1/2022	A-	500	553,635
Farmington Poll Ctl–NM Pub Svc	1.875%	#(a)	4/1/2033	BBB+	4,000	3,930,000
Floyd Co Dev–GA Power	2.35%	#(a)	7/1/2022	A3	1,500	1,499,580

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2018

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Utilities (continued)
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA	$1,000	$1,043,500
Houston Util Sys	5.00%		11/15/2019	AA	2,485	2,612,729
Houston Util Sys	5.00%		5/15/2020	AA	5,000	5,332,900
IL Fin Auth–Clean Wtr Init	5.00%		1/1/2023	NR	1,500	1,689,630
IL Fin Auth–Peoples Gas	1.875%	#(a)	2/1/2033	Aa3	6,500	6,450,795
IN Muni Pwr	5.00%		1/1/2022	A+	3,100	3,423,175
JEA Elec Sys	5.00%		10/1/2020	Aa3	4,490	4,840,085
JEA Elec Sys	5.00%		10/1/2020	NR	150	161,466
JEA Elec Sys	5.00%		10/1/2020	A+	635	683,705
KY Muni Pwr–Prarie State Proj(d)	3.45%	#(a)	9/1/2042	A-	1,700	1,700,918
KY Pub Energy Auth–Peak Energy	4.00%	#(a)	4/1/2048	A3	5,435	5,792,623
Lehigh Co IDA–PPL Elec Util	1.80%	#(a)	2/15/2027	A1	4,000	3,850,880
Lehigh Co IDA–PPL Elec Util	1.80%	#(a)	9/1/2029	A1	3,000	2,920,140
Long Island Power Auth	1.815% (1 Mo. LIBOR * .70 + 0.65%	)#	5/1/2033	A-	10,000	10,002,400
Long Island Power Auth	5.00%		9/1/2026	A-	500	586,415
Long Island Power Auth	5.00%		9/1/2027	A-	500	591,805
Main St Nat Gas–RBC	4.00%	#(a)	4/1/2048	A1	8,000	8,524,320
Maricopa Co Poll Ctl–NM Pub Svc	2.40%	#(a)	6/1/2043	BBB+	7,500	7,518,825
MEAG–Proj 1	5.00%		1/1/2021	A	7,000	7,515,130
MI Strat Fund–Detroit Edison	1.45%	#(a)	9/1/2030	Aa3	2,000	1,930,700
Miami Dade CO Wtr & Swr	5.00%		10/1/2025	Aa3	3,205	3,759,048
PA Econ Dev–Waste Mgmt	1.50%	#(a)	11/1/2021	A-	3,000	2,999,160
Peninsula Ports Auth–Dominion	1.55%	#(a)	10/1/2033	BBB	3,000	2,992,080
Philadelphia Gas Works	5.00%		8/1/2019	A	7,500	7,809,300
Philadelphia Gas Works	5.00%		8/1/2020	A	2,000	2,134,800
Philadelphia Gas Works	5.00%		8/1/2022	A	750	831,960
Philadelphia Gas Works	5.00%		8/1/2023	A	850	956,709
Philadelphia Gas Works	5.00%		8/1/2024	A	800	912,832
Philadelphia Water & Wastewater	5.00%		7/1/2020	A+	4,500	4,811,130
Philadelphia Water & Wastewater	5.00%		11/1/2023	A1	900	1,026,000
Portland Sewer Sys	5.00%		10/1/2022	Aa1	5,000	5,646,300
PR Elec Pwr Auth(e)	5.25%		7/1/2018	Ca	2,000	775,000
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3	4,350	4,808,055
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2019	AA	1,750	1,832,915
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2020	AA	1,000	1,079,100
TEAC–Goldman Sachs	4.00%	#(a)	5/1/2048	A3	2,850	3,048,417

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2018

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Utilities (continued)
TEAC–Goldman Sachs	5.25%		9/1/2018	A3	$5,755	$5,836,088
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2018	A3	3,000	3,065,970
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2019	A3	1,000	1,048,670
Utility Debt Sec Auth–LIPA	5.00%		9/1/2022	A-	2,000	2,236,840
Western Muni Water Dist	1.50%	#(a)	10/1/2039	AA+	5,000	4,963,550
Wise Co IDA–VA Elec & Pwr Co	2.15%	#(a)	10/1/2040	A2	5,425	5,408,508
York Co EDA–VA Elec & Pwr Co	1.875%	#(a)	5/1/2033	A2	3,750	3,741,488
Total						181,934,528
Total Municipal Bonds (cost $1,079,428,627)						1,075,186,433

SHORT-TERM INVESTMENTS 26.06%

Municipal Bond 0.19%

General Obligation
Oyster Bay GO (cost $2,752,724)	2.50%		6/1/2018	NR	2,750	2,751,898

		Interest
		Rate	Final
	Interest	Reset	Maturity
	Rate#	Date(F)	Date
Variable Rate Demand Notes 25.87%

Corporate-Backed 3.59%
Columbia IDB–Alabama Pwr	1.83%	4/2/2018	12/1/2037	A1	31,650	31,650,000
St James Parish–Nucor Steel	1.80%	4/4/2018	11/1/2040	A-	20,000	20,000,000
Total						51,650,000

Education 0.31%
Met Govt Nashville H & E–Fisk Univ	1.90%	4/5/2018	12/1/2020	NR	4,535	4,535,000

General Obligation 1.36%
NYC GO	1.73%	4/2/2018	6/1/2044	AA	19,520	19,520,000

Health Care 5.80%
AR DFA–Baptist Mem Hlth	2.15%	4/2/2018	9/1/2044	BBB+	15,000	15,000,000
IL Fin Auth–Advocate Hlth	1.65%	4/4/2018	11/1/2038	AA+	38,500	38,500,000
NJ Hlth–Christian Hlth Care Ctr	1.87%	4/5/2018	7/1/2038	BBB+	7,015	7,015,000
NM Hsp–Presbyterian Hlthcare	1.70%	4/2/2018	8/1/2034	AA	17,085	17,085,000
OH Hosp–Univ Hosp Hlth Sys	1.80%	4/2/2018	1/15/2045	A	1,000	1,000,000
OH Hosp–Univ Hosp Hlth Sys	1.80%	4/2/2018	1/15/2045	A	5,000	5,000,000
Total						83,600,000

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND March 31, 2018

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(F)	Date	Moody’s	(000)	Value
Housing 1.31%
IN Hsg & Cmnty Dev–SF Mtge Rev (GNMA)	1.80%	4/2/2018	7/1/2047	Aaa	$18,800	$18,800,000

Money Market Securities 0.77%
NYC TFA	1.81%	4/2/2018	11/1/2022	AAA	11,140	11,140,000

Other Revenue 0.86%
Pima Co IDA–Clark Co Detention†	1.83%	4/5/2018	9/1/2033	AA	6,500	6,500,000
WI Hlth & Ed–Maranatha Baptist	2.33%	4/5/2018	8/1/2026	BBB+	5,900	5,900,000
Total						12,400,000

Tax Revenue 1.04%
NYC TFA	1.81%	4/2/2018	8/1/2023	AAA	4,400	4,400,000
NYC TFA–Future Tax	1.83%	4/2/2018	11/1/2022	AAA	10,530	10,530,000
Total						14,930,000

Transportation 0.64%
Triborough Brdg & Tunl Auth	1.66%	4/2/2018	1/1/2032	AA+	9,195	9,195,000

Utilities 10.19%
Appling Co Dev–GA Power	1.84%	4/2/2018	9/1/2041	A-	47,350	47,350,000
Appling Co Dev–GA Power	1.84%	4/2/2018	9/1/2029	A-	5,700	5,700,000
Gainesville Utilities	1.53%	4/4/2018	10/1/2038	AA-	18,900	18,900,000
NYC Muni Water	1.81%	4/2/2018	8/1/2022	AAA	5,330	5,330,000
NYC Muni Water	1.83%	4/2/2018	8/1/2031	AAA	20,815	20,815,000
St Lucie Co PCR–FL Pwr & Lt Co	1.74%	4/2/2018	9/1/2028	Aa2	48,635	48,635,000
Total						146,730,000
Total Variable Rate Demand Notes (cost $372,500,000)						372,500,000
Total Short-Term Investments (cost $375,252,724)						375,251,898
Total Investments in Municipal Bonds 100.72% (cost $1,454,681,351)						1,450,438,331
Liabilities in Excess of Cash and Other Assets (0.72%)						(10,412,538)
Net Assets 100.00%						$1,440,025,793

Note: See Footnotes to Schedule of Investments on page 129 of this report.

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND March 31, 2018

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$1,077,938,331	$–	$1,077,938,331
Variable Rate Demand Notes	–	372,500,000	–	372,500,000
Total	$–	$1,450,438,331	$–	$1,450,438,331

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Municipal Bonds
Balance as of October 1, 2017	$2,501,100
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(2,501,100)
Balance as of March 31, 2018	$–
Change in unrealized appreciation/depreciation for period ended March 31, 2018, related to Level 3 investments held at March 31, 2018	$–

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.33%

Corporate-Backed 6.62%
AL IDA–Office Max Rmkt AMT	6.45%	#(a)	12/1/2023	B3		$2,300	$2,299,885
Babylon IDA–Covanta	5.00%		1/1/2019	AA		4,000	4,099,840
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR		3,600	3,950,424
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR		550	591,624
Burke Co Dev–Oglethorpe Power	2.40%	#(a)	1/1/2040	A-		4,000	3,959,960
CA Poll Ctl–Waste Mgmt AMT	3.00%		11/1/2025	A-		9,850	9,990,264
Citizens Property Insurance Corp	5.00%		6/1/2022	A+		12,500	13,761,375
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-		1,750	1,896,038
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR		2,980	3,163,240
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB-		2,400	2,706,336
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B		10,000	10,653,200
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B		15	15,213
IA Fin Auth–Iowa Fertilizer Co†	5.875%		12/1/2026	B		3,365	3,543,042
IN Fin Auth–US Steel	6.00%		12/1/2019	B		3,195	3,318,966
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2026	A1		9,425	10,616,885
Indianapolis Local Pub Impt–IND Arpt AMT	5.00%		1/1/2027	A1		8,300	9,300,980
JFK IAT–American Airlines AMT	5.00%		8/1/2026	BB-		11,750	12,492,365
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA		2,000	2,231,580
LA Env Facs–Westlake Chem	3.50%		11/1/2032	BBB		8,150	8,067,115
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB		6,780	7,470,340
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	A3		1,800	1,961,712
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR		1,500	1,520,775
Martin Co IDA–Indiantown Cogen AMT†	4.20%		12/15/2025	Baa2		6,000	6,121,140
Matagorda Co Nav Dist–AEP TX Central	4.00%		6/1/2030	A-		8,000	8,403,440
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR		2,570	1,542,000
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	BB+		7,500	7,403,175
Niagara Area Dev Corp–Covanta†	4.00%		11/1/2024	BB-		6,420	6,423,338
NJ EDA–Continental Airlines AMT	4.875%		9/15/2019	BB-		1,650	1,693,098
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB-		6,775	7,482,446
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB-		13,820	15,095,171
NJ EDA–Sch Facs	5.00%		6/15/2030	A-	(c)	2,000	2,175,040
NJ EDA–Sch Facs	5.00%		6/15/2033	A-	(c)	2,000	2,157,360
NY Energy–Con Ed (XLCA)	2.215% (Auction Rate Based	)#	5/1/2032	A2		10,000	9,626,800
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2021	BB-		4,960	5,346,830
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR		3,730	3,856,074

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB		$2,330	$2,563,093
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB		3,500	3,759,525
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR		1,800	1,802,844
OH Air Quality–Pratt Paper AMT†	4.25%		1/15/2038	NR		3,750	3,767,700
OK DFA–Waste Mgmt	2.375%	#(a)	12/1/2021	A-		1,665	1,701,730
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB		6,715	7,149,259
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-		7,710	8,303,053
St Charles Parish–Valero Energy	4.00%	#(a)	12/1/2040	BBB		10,500	11,174,100
Tulsa Mun Arpt–American Airlines AMT	5.00%	#(a)	6/1/2035	BB-		5,000	5,392,350
Valdez Marine Term–BP	5.00%		1/1/2021	A1		10,000	10,788,600
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR		1,190	1,325,612
Valparaiso Facs–Pratt Paper AMT	6.75%		1/1/2034	NR		5,000	5,884,150
West Pace Coop Dist(e)	9.125%		5/1/2039	NR		4,900	2,842,000	(h)
Whiting Env Facs–BP AMT	5.00%	#(a)	11/1/2045	A1		6,855	7,708,653
Whiting Env Facs–BP Rmkt	5.25%		1/1/2021	A1		5,000	5,427,500
WI PFA–TRIPS AMT	5.25%		7/1/2028	BBB		3,750	4,072,838
WI Pub Fin Auth–Celanese AMT	4.30%		11/1/2030	BBB-		2,125	2,183,353
Total							280,783,431

Education 5.66%
AZ Brd Regents COP–Univ of AZ	5.00%		6/1/2021	Aa3		6,745	7,387,731
CA Fin Auth–Biola Univ	5.00%		10/1/2028	Baa1		420	466,754
CA Fin Auth–Biola Univ	5.00%		10/1/2030	Baa1		430	474,638
CA Fin Auth–Biola Univ	5.625%		10/1/2023	Baa1		1,015	1,035,848
CA State Univ Sys	5.00%		11/1/2024	Aa2		5,000	5,544,600
CA State Univ Sys	5.00%		11/1/2026	Aa2		2,750	3,280,475
Carnegie Mellon Univ	5.00%		8/1/2028	AA		2,000	2,395,240
Carnegie Mellon Univ	5.00%		8/1/2029	AA		1,605	1,911,924
Chicago Brd Ed	5.00%		12/1/2034	BB-	(c)	3,000	3,013,500
Chicago Brd Ed	5.00%		12/1/2036	BB-	(c)	9,000	8,934,660
Clemson Univ	5.00%		5/1/2027	Aa2		5,700	6,731,757
Cleveland State Univ	5.00%		6/1/2024	A+		1,775	1,954,115
Clifton Higher Ed–Intl Ldrshp Sch	5.125%		8/15/2030	NR		3,500	3,571,855
CT Hlth & Ed–Quinnipiac Univ	5.00%		7/1/2033	A-		8,230	9,158,180
Cuyahoga CCD	5.00%		8/1/2020	Aa2		1,800	1,902,060
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%		9/1/2032	BB+		2,400	2,602,272
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%		9/1/2037	BB+		1,000	1,068,850
Fulton Co Dev–GA Tech Athletic Assoc	5.00%		10/1/2022	A2		7,480	8,307,288

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3	$1,000	$1,000,890
IL Fin Auth–IL Inst of Tech	6.50%	2/1/2023	Baa3	2,000	2,054,040
IL Fin Auth–Loyola Univ Chicago	5.00%	7/1/2025	A1	8,620	9,464,157
IL Fin Auth–Noble Chtr Sch	5.00%	9/1/2025	BBB	1,500	1,654,425
IL Fin Auth–Univ Chicago	5.00%	10/1/2030	Aa2	8,000	9,161,120
MA DFA–Boston Med Ctr	5.00%	7/1/2021	BBB	2,855	3,091,765
MA DFA–Emerson Clg	5.00%	1/1/2026	BBB+	5,135	5,817,955
MA DFA–Emerson Clg	5.00%	1/1/2027	BBB+	2,700	3,043,197
MA DFA–Emerson Clg	5.00%	1/1/2028	BBB+	1,810	2,035,345
MA DFA–Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,562,550
MA Hlth & Ed–Harvard Univ	5.25%	11/15/2019	NR	695	710,929
Marietta Dev Auth–Life Univ	6.25%	6/15/2020	NR	1,150	1,160,833
NC Cap Facs–High Point Univ	5.00%	5/1/2032	A-	2,500	2,664,850
NH Hlth & Ed–Univ Sys of NH	5.50%	7/1/2020	AA-	1,890	1,980,418
NJ Ed Facs–Montclair State Univ	5.00%	7/1/2025	A1	410	477,224
NJ Ed Facs–Montclair State Univ	5.00%	7/1/2027	A1	3,560	4,152,847
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2026	A-	5,000	5,709,500
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2027	A-	10,000	11,362,800
NY Dorm–NYU	5.00%	7/1/2025	Aa2	500	592,160
NY Dorm–NYU	5.00%	7/1/2026	Aa2	1,600	1,910,752
NY Dorm–Pace Univ	5.00%	5/1/2021	BBB-	1,845	1,975,128
NY Dorm–Pace Univ	5.00%	5/1/2023	NR	20	22,852
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-	980	1,082,341
NY Dorm–Pace Univ	5.00%	5/1/2026	NR	20	22,748
NY Dorm–Pace Univ	5.00%	5/1/2026	BBB-	980	1,071,169
NY Dorm–SUNY	5.00%	7/1/2026	Aa3	2,000	2,335,140
NY Dorm–SUNY	5.00%	7/1/2027	Aa3	4,880	5,655,627
NY Dorm–SUNY	5.00%	7/1/2027	Aa3	500	581,620
NY Dorm–SUNY	5.00%	7/1/2028	Aa3	4,110	4,730,980
NY Dorm–SUNY	5.00%	7/1/2029	Aa3	2,750	3,169,403
Pima IDA–American Leadership Acad†	4.75%	6/15/2037	NR	4,500	4,438,350
Private Clgs & Univs Auth–SCAD	5.00%	4/1/2029	Baa1	1,500	1,658,265
Private Clgs & Univs Auth–SCAD	5.00%	4/1/2031	Baa1	1,360	1,491,784
Troy Cap Res Corp–RPI	5.00%	8/1/2024	A3	1,000	1,142,300
Troy Cap Res Corp–RPI	5.00%	8/1/2025	A3	2,630	3,040,990
Troy Cap Res Corp–RPI	5.00%	8/1/2026	A3	1,000	1,161,270
Troy Cap Res Corp–RPI	5.00%	8/1/2027	A3	1,600	1,833,728

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Univ of CA	5.00%		5/15/2026	NR	$4,635	$5,305,546
Univ of CA	5.00%		5/15/2026	AA	10,365	11,869,998
Univ of CA	5.00%	#(a)	5/15/2048	AA	10,000	11,483,500
Univ of Houston	5.00%		2/15/2029	AA	10,280	11,929,529
Univ of NC–Chapel Hill	1.515% (1 Mo. LIBOR * .67 + 0.40%	)#	12/1/2041	AAA	7,125	7,131,484
Univ of North Carolina–Wilmington	5.00%		6/1/2023	A1	2,435	2,746,826
Univ of North Carolina–Wilmington	5.00%		6/1/2024	A1	2,560	2,927,974
UT Brd Regents–Univ UT	5.00%		8/1/2022	AA+	3,500	3,933,125
Western MI Univ (AGC)	5.25%		11/15/2020	AA	3,980	4,069,709
Total						240,160,890

Financial Services 0.09%
Berks Co IDA–Tower Hlth	4.00%		11/1/2031	A	2,280	2,362,627
Berks Co IDA–Tower Hlth	5.00%		11/1/2030	A	1,315	1,496,102
Total						3,858,729

General Obligation 19.39%
Bellwood GO	5.875%		12/1/2027	A	5,000	5,683,650
Bellwood GO	6.15%		12/1/2032	A	3,770	4,321,664
CA State GO	1.925% (1 Mo. LIBOR * .70 + 0.76%	)#	12/1/2031	AA-	5,000	5,061,350
CA State GO	5.00%		9/1/2021	AA-	15,500	17,155,400
CA State GO	5.00%		2/1/2022	AA-	20,000	22,293,800
CA State GO	5.00%		9/1/2023	AA-	6,100	7,010,364
CA State GO	5.00%		3/1/2025	AA-	7,000	8,225,630
CA State GO	5.00%		10/1/2027	AA-	10,000	11,317,500
CA State GO	5.00%		11/1/2027	Aa3	5,000	6,054,000
CA State GO	5.00%		9/1/2030	AA-	10,000	11,600,800
CA State GO	5.25%		3/1/2022	AA-	6,320	6,766,002
CA State GO	5.25%		9/1/2024	AA-	10,000	11,146,900
Carmel IN–Bond Bank	5.00%		7/15/2027	AA	2,305	2,714,783
Chabot/Las Positas CCD	5.00%		8/1/2023	AA	3,000	3,460,800
Chicago Brd Ed	5.00%		12/1/2022	B	13,200	13,288,044
Chicago Brd Ed	5.00%		12/1/2031	B	3,100	3,114,415
Chicago Brd Ed†	6.75%		12/1/2030	B	5,000	5,903,300
Chicago GO	5.00%		1/1/2022	BBB+	7,770	8,225,633
Chicago GO	5.00%		1/1/2024	BBB+	15,000	16,120,500
Chicago GO	5.00%		1/1/2025	BBB+	7,000	7,560,070
Chicago GO	5.00%		1/1/2031	BBB+	2,210	2,319,749

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago GO	5.00%	1/1/2034	BBB+	$7,625	$7,838,881
Chicago GO	5.125%	1/1/2027	BBB+	3,100	3,326,920
Chicago GO	5.25%	1/1/2028	BBB+	3,845	4,138,181
Chicago GO	5.625%	1/1/2030	BBB+	1,835	2,007,729
Chicago GO	6.00%	1/1/2038	BBB+	17,835	20,051,712
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA+	4,600	5,369,534
Clackamas Co Sch Dist–North Clackamas	5.00%	6/15/2025	AA+	1,450	1,683,146
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,451,805
Clark CO Sch Dist	5.00%	6/15/2027	AA-	6,500	7,469,475
Cook Co GO	5.00%	11/15/2020	AA-	5,000	5,383,100
Cook Co GO	5.00%	11/15/2021	AA-	5,000	5,493,200
Cook Co GO	5.00%	11/15/2025	AA-	6,000	6,606,000
Cook CO GO	5.25%	11/15/2023	AA-	10,510	11,583,596
CT State GO	5.00%	10/15/2024	A+	7,500	8,311,875
CT State GO	5.00%	10/15/2028	A+	12,500	14,069,000
DC GO (BHAC)	5.00%	6/1/2021	AA+	3,500	3,519,775
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	259,502
FL Brd Ed	5.00%	6/1/2023	AAA	5,000	5,591,650
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,824,233
Geneva USD	5.00%	1/1/2028	AA+	1,125	1,314,788
Geneva USD	5.00%	1/1/2029	AA+	2,200	2,558,182
Geneva USD	5.00%	1/1/2030	AA+	1,400	1,617,392
Hawaii GO	5.00%	4/1/2024	AA+	13,610	15,722,680
HI State GO	5.00%	8/1/2026	AA+	7,590	8,770,776
HI State GO	5.00%	10/1/2026	AA+	5,500	6,555,725
Honolulu GO	5.00%	10/1/2029	Aa1	10,000	11,602,600
Houston GO	5.00%	3/1/2023	AA	4,000	4,512,640
Houston GO	5.00%	3/1/2024	AA	2,000	2,290,880
IL State GO	5.00%	2/1/2020	BBB-	2,175	2,238,010
IL State GO	5.00%	7/1/2022	BBB-	6,500	6,781,970
IL State GO	5.00%	8/1/2023	BBB-	5,350	5,596,314
IL State GO	5.00%	6/1/2024	BBB-	10,000	10,451,900
IL State GO	5.00%	8/1/2024	BBB-	14,565	15,143,667
IL State GO	5.00%	1/1/2027	BBB-	12,010	12,485,836
IL State GO	5.00%	11/1/2027	BBB-	5,000	5,194,150
IL State GO	5.00%	2/1/2028	BBB-	13,620	14,130,886
IL State GO	5.00%	11/1/2028	BBB-	30,280	31,494,228

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
IL State GO	5.00%	2/1/2029	BBB-	$5,440	$5,623,981
IL State GO	5.00%	11/1/2029	BBB-	5,000	5,180,800
IL State GO	5.00%	11/1/2029	BBB-	2,800	2,892,568
IL State GO	5.25%	7/1/2030	BBB-	5,430	5,594,963
IL State GO	5.25%	2/1/2034	BBB-	3,295	3,381,164
IL State GO	5.50%	7/1/2038	BBB-	5,000	5,148,500
LA State GO	5.00%	8/1/2025	AA-	8,660	9,935,964
LA State GO	5.00%	5/1/2028	AA-	11,180	12,779,858
Los Angeles CCD	4.00%	8/1/2027	AA+	700	790,832
Los Angeles CCD	5.00%	8/1/2024	AA+	7,250	8,517,663
Los Angeles USD	5.00%	7/1/2026	Aa2	10,000	12,058,500
Lubbock GO	5.00%	2/15/2026	AA+	11,810	13,702,316
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,502,068
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,807,425
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,522,880
MA State GO	5.00%	8/1/2024	Aa1	5,000	5,806,600
MA State GO	5.00%	9/1/2024	Aa1	1,505	1,689,287
Montgomery Co GO	5.00%	11/1/2023	AAA	8,475	9,752,521
Nassau Co GO	5.00%	1/1/2025	A+	6,515	7,502,413
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	11,688,600
NC Ltd Oblig	5.00%	5/1/2027	AA+	7,500	9,034,500
NJ State GO	5.00%	6/1/2027	A-	3,650	4,240,315
NJ State GO	5.00%	6/1/2029	A-	5,000	5,599,900
NV State GO	5.00%	11/1/2026	AA	7,500	8,741,025
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2021	AA	1,500	1,658,100
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	2,865,975
NYC GO	5.00%	10/1/2021	AA	6,000	6,621,720
NYC GO	5.00%	8/1/2022	AA	10,010	11,016,005
NYC GO	5.00%	8/1/2025	AA	12,000	13,634,880
NYC GO	5.00%	8/1/2025	AA	10,000	11,536,700
NYC GO	5.00%	8/1/2026	AA	5,235	5,757,977
Ohio St GO	5.00%	5/1/2025	Aa1	5,000	5,869,900
PA State GO	5.00%	1/15/2028	Aa3	10,000	11,500,500
Peralta CCD	5.00%	8/1/2021	AA-	3,000	3,319,950
Philadelphia Sch Dist(d)	5.00%	9/1/2026	A2	500	569,545
Philadelphia Sch Dist(d)	5.00%	9/1/2027	A2	600	685,248
Philadelphia Sch Dist(d)	5.00%	9/1/2028	A2	500	574,110

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA		$5,000	$5,639,600
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA		5,000	5,619,550
Port Oakland AMT	5.00%		11/1/2023	A		5,095	5,785,474
Port Oakland AMT	5.00%		11/1/2024	A		6,100	7,019,575
Port Oakland AMT	5.00%		11/1/2025	A		2,875	3,351,043
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA		855	893,783
PR Comwlth GO (AMBAC)	5.50%		7/1/2019	Ca		550	560,219
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		1,620	1,601,645
PR Pub Bldg Auth GTD (AMBAC)	10.00%	#(a)	7/1/2035	Ca		4,245	4,452,963
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-		2,240	2,395,949
RI State GO	5.00%		8/1/2022	AA		6,480	7,264,793
RI State GO	5.00%		8/1/2029	AA		7,500	8,920,575
San Francisco City & Co USD	4.00%		6/15/2021	Aa2		9,740	10,232,357
San Francisco Co USD	5.00%		6/15/2027	Aa2		5,000	5,791,400
TX State GO	5.00%		10/1/2026	AAA		10,000	11,419,600
TX State GO	5.00%		10/1/2028	AAA		6,810	8,228,183
VT EDA–Casella Waste AMT†	4.625%	#(a)	4/1/2036	B-		750	750,000
WA State GO	5.00%		8/1/2022	AA+		14,245	15,647,563
WA State GO	5.00%		1/1/2024	AA+		5,000	5,274,300
WA State GO	5.00%		7/1/2031	AA+		3,500	3,981,635
Wake Co Ltd Ob	4.00%		12/1/2031	AA+		5,000	5,398,550
Total							822,120,302

Health Care 12.94%
AL PFA–AL Proton Therapy†	6.85%		10/1/2047	NR		2,160	2,170,454
Alachua Co Hlth–East Ridge Ret Vlg	5.00%		11/15/2024	BB-	(c)	4,000	4,259,000
Alachua Co Hlth–East Ridge Ret Vlg	5.625%		11/15/2029	BB-	(c)	1,000	1,077,660
Antelope Valley Hlth	5.00%		3/1/2031	Ba3		5,000	5,329,050
AR DFA–Baptist Mem Hlth	3.13% (MUNIPSA * 1 + 1.55%	)#	9/1/2044	BBB+		12,000	12,112,080
Atlantic Bch Hlth–Fleet Landing	5.00%		11/15/2028	BBB	(c)	2,020	2,200,083
AZ Hlth Facs–Phoenix Childrens Hsp	3.43% (MUNIPSA * 1 + 1.85%	)#	2/1/2048	A-		14,500	14,742,440
AZ Hlth Facs–Phoenix Childrens Hsp	5.00%		2/1/2030	A-		6,000	6,430,620
Banner Health	5.00%		1/1/2028	AA-		5,000	5,998,300
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		3,450	3,590,450
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,721,812
CA Hlth–Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,117,590

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		$2,000	$2,224,980
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,410,944
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	4,087,689
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,424,787
CA Hlth–Lucile Packard Childrens Hsp	5.00%	8/15/2031	A+		1,150	1,348,743
CA Hlth–Lucile Packard Childrens Hsp	5.00%	8/15/2032	A+		1,250	1,457,875
CA Hlth–Sutter Hlth(d)	5.00%	11/15/2032	AA-		2,000	2,344,620
CA Hlth–Sutter Hlth(d)	5.00%	11/15/2033	AA-		2,450	2,860,988
CA Hlth–Sutter Hlth(d)	5.00%	11/15/2034	AA-		3,350	3,893,705
CA Hlth–Sutter Hlth	5.25%	8/15/2024	AA-		6,920	7,492,353
CA Hlth Facs–Cedars-Sinai Med Ctr	5.00%	11/15/2026	Aa3		5,000	5,961,250
CA Hlth Facs–Kaiser Permanente	5.00%	11/1/2027	AA-		7,700	9,425,955
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2030	A-		3,305	3,718,918
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2029	BB		5,000	5,531,300
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		4,500	4,919,355
CA Stwde–So Cal Presbyterian†	6.25%	11/15/2019	BBB+	(c)	700	736,225
Camden CO Impt Auth–Cooper Hlth	5.00%	2/15/2023	BBB+		3,000	3,334,290
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2024	BBB+		3,730	4,201,099
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2025	BBB+		1,250	1,392,775
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2027	BBB+		1,000	1,101,730
Church Home of Hartford†	3.25%	9/1/2021	BB	(c)	500	500,480
Clarke Co Hsp–Piedmont Hlth	5.00%	7/1/2029	AA-		7,090	8,202,705
Clarke Co Hsp–Piedmont Hlth	5.00%	7/1/2030	AA-		4,500	5,184,810
CO Hlth Facs–American Baptist	7.00%	8/1/2019	NR		595	616,557
CO Hlth Facs–Christian Living Cmnty	5.125%	1/1/2030	NR		600	625,128
CO Hlth Facs–Christian Living Nghbrhds	5.00%	1/1/2031	NR		1,400	1,494,290
Comanche Co Hsp Auth	5.00%	7/1/2022	BB+		2,435	2,597,585
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2032	NR		1,200	1,243,152
Cuyahoga Co Hsp–Metrohealth	5.00%	2/15/2037	NR		5,000	5,373,800
DC Hsp–Childrens Ntl Hsp	5.00%	7/15/2026	A1		1,700	1,977,950
Decatur Hsp–Wise Hlth	5.00%	9/1/2034	BB+		4,825	5,114,934
Decatur Hsp–Wise Hlth	5.25%	9/1/2029	BB+		800	867,320
Duluth EDA–St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,656,768
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	NR		3,085	3,281,484
Eisenhower Med Ctr	5.00%	7/1/2029	Baa2		900	1,038,051
Eisenhower Med Ctr	5.00%	7/1/2031	Baa2		1,500	1,713,225
Eisenhower Med Ctr	5.00%	7/1/2033	Baa2		1,000	1,134,450

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Fairfax Co EDA–Vinson Hall	4.50%		12/1/2032	NR		$2,500	$2,593,425
Franklin Hlth–Proton Therapy†	6.50%		6/1/2027	NR		5,000	5,074,250
Gaithersburg Econ Dev–Asbury	5.65%		1/1/2019	BBB	(c)	2,000	2,060,860
Glendale IDA–Beatitudes	5.00%		11/15/2036	NR		1,500	1,556,760
Guadalupe Co–Seguin City Hospital	5.25%		12/1/2035	BB		3,000	3,206,370
Hanover Co EDA–Covenant Woods	4.50%		7/1/2030	NR		2,790	2,852,552
Harris Co Cultural Ed–Brazos	6.375%		1/1/2033	BB+	(c)	1,385	1,560,161
Harris Co Cultural Ed–Brazos	4.00%		1/1/2023	BB+	(c)	985	1,011,959
Harris Co Cultural Ed–Brazos	5.00%		1/1/2033	BB+	(c)	545	560,947
HI Dept Budget–Kahala Nui	5.00%		11/15/2027	A-	(c)	1,500	1,671,525
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(a)	12/1/2050	B		8,095	8,494,084
IL Fin Auth–Centegra Hlth	5.00%		9/1/2034	BB+		1,015	1,077,757
IL Fin Auth–Northwestern Mem Hlth	5.00%		7/15/2027	AA+		1,500	1,792,440
IL Fin Auth–Northwestern Mem Hlth	5.00%		7/15/2028	AA+		1,800	2,143,566
IL Fin Auth–Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000	1,184,270
IL Fin Auth–Northwestern Mem Hlth	5.00%		7/15/2030	AA+		1,000	1,177,720
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%		8/15/2030	AA		2,500	2,636,950
IL Fin Auth–Plymouth Place	5.00%		5/15/2030	BB+	(c)	1,690	1,780,854
IL Fin Auth–Silver Cross Hsp	5.00%		8/15/2035	Baa1		4,500	4,849,920
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(c)	1,710	1,818,756
Karnes Co Hsp Dist	5.00%		2/1/2034	A	(c)	1,000	1,055,200
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2037	BB	(c)	2,000	2,141,960
KY EDA–Masonic Homes	5.375%		11/15/2032	NR		2,385	2,532,202
KY EDFA–Owensboro Hlth	5.00%		6/1/2029	Baa3		4,235	4,721,983
KY EDFA–Owensboro Hlth	5.00%		6/1/2032	Baa3		6,000	6,620,700
MA DFA–CareGroup	5.00%		7/1/2026	A-		5,985	6,991,318
MD Hlth & Hi Ed–Mercy Med Ctr	5.00%		7/1/2031	BBB		1,100	1,176,593
MD Hlth & Hi Ed–Western MD Hlth Sys	5.00%		7/1/2024	BBB		5,000	5,647,350
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%		7/1/2026	Ba3		7,755	8,217,120
Meadville Med Center	6.00%		6/1/2036	NR		3,830	4,013,189
MI Fin Auth–Crittenton Hospital	5.00%		6/1/2022	NR		2,960	3,295,250
MI Fin Auth–Crittenton Hospital	5.00%		6/1/2027	NR		7,250	8,071,135
MI Fin Auth–Trinity Health	5.00%		12/1/2035	AA-		5,000	5,738,200
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%		11/15/2030	Baa1		1,500	1,637,370
MN Agric & Econ Dev–Essential Hlth Rmkt (AGC)	5.50%		2/15/2025	AA		4,500	4,793,040
Montgomery Co IDA–Einstein Hlthcare	5.00%		1/15/2024	Baa3		4,000	4,370,560

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2026	Baa3		$2,000	$2,208,340
Montgomery Co IDA–Einstein Hlthcare	5.25%	1/15/2028	Baa3		3,000	3,276,540
Montgomery Co IDA–Whitemarsh	5.00%	1/1/2030	NR		2,000	2,042,300
Moon IDC–Baptist Homes Soc	5.00%	7/1/2020	NR		960	989,933
Moon IDC–Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	4,827,930
Multnomah Co Hsp Facs–Mirabella	5.125%	10/1/2034	NR		4,000	4,236,360
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2033	BB+		10,500	11,121,600
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,253,500
NC Med–Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,671,202
NC Med–Southminster	5.00%	10/1/2031	NR		1,750	1,905,733
New Hope Cult Ed Facs–Carillon	5.00%	7/1/2036	NR		1,250	1,283,900
New Hope Cult Ed Facs–Crestview	5.00%	11/15/2031	BB+	(c)	850	901,221
New Hope Ed Facs–Childrens Hlth	5.00%	8/15/2026	Aa2		2,000	2,347,280
New Hope Ed Facs–Childrens Hlth	5.00%	8/15/2028	Aa2		3,170	3,732,421
NH Hlth & Ed–Hillside Village†	3.50%	7/1/2022	NR		1,200	1,204,752
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2023	AA-		2,750	3,123,505
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2024	AA-		3,200	3,691,744
NJ Hlth–AHS Hsp Corp	5.125%	7/1/2019	AA-		70	70,613
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2028	NR		5,500	6,484,225
NJ Hlth–St Josephs Hlth	5.00%	7/1/2028	BBB-		1,300	1,445,418
NJ Hlth–St Josephs Hlth	5.00%	7/1/2029	BBB-		1,605	1,778,468
NJ Hlth–St Josephs Hlth	5.00%	7/1/2030	BBB-		1,100	1,214,741
NJ Hlth–St Josephs Hlth	5.00%	7/1/2031	BBB-		1,110	1,221,611
NJ Hlth–St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,055,961
NJ Hlth–St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	5,884,780
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2028	AA		2,000	2,282,380
NM Hsp–Haverland	5.00%	7/1/2032	BBB	(c)	1,000	1,057,820
NY Dorm–Mem Sloan Kettering	5.00%	7/1/2027	AA-		3,600	4,368,420
NY Dorm–Orange Regl Med	6.50%	12/1/2021	Baa3		825	851,177
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,500	1,695,495
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2027	BBB-		1,300	1,452,724
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2028	BBB-		2,000	2,228,320
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,539,840
OH Hsp–Cleveland Clinic	5.00%	1/1/2029	Aa2		3,545	4,259,530
OK DFA–OU Med(d)	5.00%	8/15/2033	Baa3		5,045	5,618,919
OK DFA–OU Med(d)	5.00%	8/15/2038	Baa3		2,380	2,609,837
OK DFA–OU Med(d)	5.25%	8/15/2043	Baa3		5,000	5,557,150

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Palomar Hlth	5.00%		11/1/2036	BBB-		$2,980	$3,280,831
Palomar Hlth Care Dist COP	5.25%		11/1/2021	BBB-		3,090	3,282,692
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2028	BBB-		3,000	3,342,600
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2031	BBB-		750	826,328
Roanoke EDA–Carilion Clinic	5.00%		7/1/2025	AA-		10,000	10,684,600
Rockville Eco Dev–Ingleside at King Farm	2.50%		11/1/2024	BB	(c)	2,000	2,004,000
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB+		10,050	11,790,861
Sartell Hlth Care–Country Manor	5.25%		9/1/2030	NR		1,000	1,081,540
SE Port Auth–Memorial Hlth	5.50%		12/1/2029	BB-	(c)	750	825,300
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2026	A1		3,000	3,498,900
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2027	A1		3,620	4,259,002
South Miami Hlth Fac–Baptist Hlth	5.00%		8/15/2028	NR		2,625	3,071,880
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2023	A+		3,735	4,284,605
St Paul Hsg–HlthEast Care Sys	5.00%		11/15/2024	A+		4,500	5,244,705
Tarrant Co Cultural–Buckner	3.875%		11/15/2022	NR		1,790	1,791,199
Tempe IDA–ASU Mirabella†	4.00%		10/1/2023	NR		4,115	4,131,501
Tulsa Co Industrial Auth–Montereau	5.25%		11/15/2037	BBB-	(c)	1,250	1,384,100
Tyler Hlth–Mother Frances Hsp	5.50%		7/1/2027	NR		3,975	4,403,187
Univ of CA	5.00%		5/15/2033	AA-		11,500	13,716,740
Univ of CA	5.00%		5/15/2034	AA-		12,250	14,567,577
Vanderbilt Univ Med Ctr	5.00%		7/1/2031	NR		1,300	1,474,382
WA Hlth–Fred Hutchinson Cancer Ctr	2.358% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A		4,000	4,026,160
WA Hsg–Rockwood†	6.00%		1/1/2024	NR		1,265	1,369,274
WA State GO	5.00%		8/1/2028	AA+		10,395	12,439,696
Westchester Co LDC–Kendal Hudson	5.00%		1/1/2028	BBB	(c)	1,350	1,471,635
WI Hlth & Ed–American Baptist	5.00%		8/1/2032	NR		1,375	1,421,516
WI Hlth & Ed–American Baptist	5.00%		8/1/2037	NR		1,500	1,529,025
WI Hlth & Ed–Ascension Hlth	5.00%		11/15/2033	AA+		2,000	2,097,560
WI Hlth & Ed–Aurora Hlth	5.00%		7/15/2026	A2		5,575	6,018,826
WI PFA–Mary’s Woods†	3.00%		11/15/2022	BB	(c)	1,100	1,102,321
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2027	Ba1		3,450	3,655,379
Wood Co Hsp Facs–Wood Co Hsp	5.00%		12/1/2032	Ba1		2,275	2,384,564
Woodbury Hsg–St Therese	5.00%		12/1/2029	NR		1,000	1,056,720
Woodbury Hsg–St Therese	5.00%		12/1/2034	NR		1,000	1,042,470
WV Hsp–Herbert Thomas Hlth	6.00%		10/1/2020	NR		1,055	1,064,601
Total							548,492,072

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing 0.68%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2032	NR		$500	$585,380
CA State GO	5.00%		11/1/2031	NR		10,000	11,920,200
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2024	Baa1		1,000	1,137,920
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2025	Baa1		1,000	1,150,780
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000	1,158,710
CA Stwde–CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750	865,500
MI Strategic Fd–Evangelical Homes	5.25%		6/1/2032	BB+	(c)	1,500	1,563,540
NJ EDA–Montclair St Std Hsg	5.25%		6/1/2019	Baa3		1,610	1,668,202
NJ EDA–Rowan Univ Pptys	5.00%		1/1/2030	BBB-		2,500	2,704,250
NYC IDA–Yankee Stadium (FGIC)	2.891% (CPI Based	)#	3/1/2021	Baa1		3,850	3,825,398
PA Hi Ed–Edinboro Univ	5.00%		7/1/2018	NR		60	60,500
WA Hsg–Emerald Heights	4.00%		7/1/2019	A-	(c)	1,130	1,161,708
WA Hsg–Emerald Heights	5.00%		7/1/2022	A-	(c)	1,000	1,106,850
Total							28,908,938

Lease Obligations 5.59%
Broward Co Sch Brd COP	5.00%		7/1/2021	Aa3		5,000	5,482,000
CA Pub Wks–Dept Hsps	5.00%		6/1/2023	A+		3,000	3,424,920
CA Pub Wks–Lease Rev	3.00%		9/1/2030	A+		5,000	4,938,550
CA Pub Wks–Lease Rev	5.00%		10/1/2029	A+		19,195	22,870,842
CA Pub Wks–Various Cap Proj	5.00%		4/1/2021	A+		3,250	3,553,843
CA Pub Wks–Various Cap Proj	5.00%		11/1/2021	A+		1,000	1,108,920
CA Pub Wks–Various Cap Proj	5.00%		4/1/2022	A+		4,200	4,691,694
Cuyahoga Co COP–Conv Hotel Proj	5.00%		12/1/2023	AA-		5,640	6,411,721
Dallas Civic Ctr (AGC)	5.00%		8/15/2021	AA		3,800	3,963,362
Dallas Conv Ctr Hotel Dev Corp	5.25%		1/1/2022	A-		6,405	6,557,375
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2024	AA		5,930	6,471,350
Houston Co Coop Dist–Country Crossing(e)	10.00%		6/7/2013	NR		1,768	247,520
Hudson Yards	5.00%		2/15/2029	Aa3		3,500	4,136,930
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA		3,000	3,271,410
IN Fin Auth–Stadium	5.25%		2/1/2029	AA+		2,500	2,924,800
Kansas City IDA–Downtown Redev Dist	5.00%		9/1/2022	AA-		7,470	8,156,194
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2026	A1		10,000	11,551,600
LA PFA–Hurricane Recovery	5.00%		6/1/2023	A1		3,200	3,614,784
LA PFA–Hurricane Recovery	5.00%		6/1/2024	A1		6,840	7,840,008
Los Angeles Co COP–Disney Concert Hall	5.00%		9/1/2022	AA		1,250	1,403,063
MI Strategic Fd–Cadillac Place	5.25%		10/15/2023	Aa2		3,865	4,292,817
MI Strategic Fd–Cadillac Place	5.25%		10/15/2024	Aa2		6,915	7,680,421

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)
Miami Dade Co Sch Dist GO	4.00%		3/15/2034	AA-		$4,535	$4,793,631
NJ EDA–Motor Vehicle Surcharge Sub Rev	5.00%		7/1/2033	BBB+		6,700	7,229,233
NJ EDA–Sch Facs	3.18% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	BBB+		5,000	4,941,600
NJ EDA–Sch Facs	5.00%		6/15/2025	BBB+		5,085	5,566,499
NJ EDA–Sch Facs	5.00%		3/1/2026	BBB+		8,255	8,808,993
NJ EDA–Sch Facs	5.00%		3/1/2029	BBB+		7,500	7,923,600
NJ EDA–Sch Facs	5.00%		6/15/2034	A-	(c)	3,000	3,233,640
NJ EDA–Sch Facs	5.00%		6/15/2035	A-	(c)	1,000	1,076,280
NJ EDA–Sch Facs	5.00%		6/15/2042	A-	(c)	1,400	1,495,676
NJ EDA–Sch Facs	5.25%		12/15/2020	BBB+		8,125	8,434,319
NJ EDA–Sch Facs	5.25%		9/1/2023	BBB+		6,545	6,959,953
NJ EDA–Sch Facs	5.25%		9/1/2025	BBB+		5,550	5,895,487
NJ EDA–Sch Facs	5.25%		6/15/2032	BBB+		2,865	3,116,834
NJ EDA–Sch Facs	5.50%		6/15/2029	BBB+		3,500	3,995,530
NJ EDA–Transit Proj	5.00%		5/1/2018	BBB+		1,425	1,428,235
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%		12/15/2020	BBB+		1,000	1,078,900
NY UDC–Svc Contract	5.00%		1/1/2022	AA		3,705	3,916,148
NYC TFA–Bldg Aid	5.00%		7/15/2026	AA		1,750	2,029,633
NYC TFA–Bldg Aid	5.00%		7/15/2028	AA		1,500	1,725,510
Oakland/Alameda Co Coliseum Auth–Oakland Coliseum	5.00%		2/1/2021	Aa3		8,750	9,543,712
Philadelphia Redev Auth	5.00%		4/15/2022	A		5,195	5,667,329
Philadelphia Redev Auth	5.00%		4/15/2028	A		4,380	4,858,427
San Diego Conv Ctr Fing Auth	5.00%		4/15/2021	AA-		3,750	4,108,500
San Jose Fing Auth–Civic Ctr	5.00%		6/1/2022	AA		1,000	1,125,150
San Jose Fing Auth–Civic Ctr	5.00%		6/1/2023	AA		1,000	1,146,390
South Florida Wtr Mgt Dist	5.00%		10/1/2027	AA		2,000	2,339,740
Total							237,033,073

Other Revenue 3.77%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A-		11,300	12,158,687
Baker Correctional Dev	8.50%		2/1/2030	NR		1,169	986,624
Black Belt Energy–RBC	4.00%	#(a)	8/1/2047	A1		6,375	6,770,824
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2023	BBB-		1,000	1,127,190
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2026	BBB-		5,420	6,287,146
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2027	BBB-		8,250	9,556,800
Brooklyn Arena LDC–Barclays Ctr (AGM)	4.00%		7/15/2029	AA		1,500	1,601,865
CA Infra & Econ Dev–Broad Museum	5.00%		6/1/2021	Aa1		5,425	5,982,419

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)
CA Infra & Econ Dev–Gladstone Instn	5.25%	10/1/2026		A-		$10,250	$11,299,600
CA Sch Fin Auth–Aspire†	5.00%	8/1/2036		BBB		1,600	1,735,568
Chester Co IDA–Collegium Chtr Sch	5.25%	10/15/2032		BB+		6,410	6,815,881
Clarksville Nat Gas Aquis Corp–ML	5.00%	12/15/2021		A3		2,380	2,608,361
Cleveland Arpt	5.00%	1/1/2028		A-		2,500	2,697,825
Cleveland Arpt	5.00%	1/1/2029		A-		2,500	2,695,975
Clifton Higher Ed–IDEA Pub Schs	3.75%	8/15/2022		BBB+		2,770	2,894,788
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2032		BBB+		915	965,920
Clifton Higher Ed–Uplift Education	5.70%	12/1/2025		BBB-		4,660	5,012,902
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032		BBB		3,000	3,253,050
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033		BB	(c)	3,000	3,302,730
Florence Twn IDA–Legacy Trad Sch	5.75%	7/1/2033		Ba1		3,000	3,219,540
HI Dept Budget–Hawaiian Electric AMT	3.25%	1/1/2025		Baa2		5,000	5,066,450
Houston HI Ed–Cosmos Fndtn	4.00%	2/15/2022		BBB		495	511,375
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032		BBB		2,250	2,375,145
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1		4,000	4,349,040
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2027		A3		5,000	5,765,750
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2036		BB+		2,500	2,586,875
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2016		NR		700	420,000
Michigan St Strategic FD Escrow(i)	Zero Coupon	—	(j)	NR		400	40	(k)
MSR Energy Auth–Citi	6.125%	11/1/2029		BBB+		3,835	4,757,433
NJ EDA–Sch Facs	5.00%	3/1/2027		BBB+		6,900	7,334,286
NY Dorm–PIT	5.25%	2/15/2023		Aa1		350	360,881
NYC Cultural–MOMA	4.00%	4/1/2027		AA		3,500	3,905,230
NYC Cultural–Whitney Museum	5.00%	7/1/2021		A		5,000	5,425,050
PA IDA–Economic Dev	5.00%	7/1/2020		A+		2,000	2,134,620
Philadelphia Gas Works	5.00%	10/1/2028		A		2,000	2,309,320
Phoenix IDA–Basis Schs†	5.00%	7/1/2035		BB		2,350	2,427,667
Rangely Co Hosp Dist	6.00%	11/1/2026		Baa3		2,400	2,651,904
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%	8/1/2023		A3		9,365	10,672,729
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2023		A3		5,400	6,010,146
Total							160,037,636

Special Tax 2.45%
Allentown Neighborhood Impt	5.00%	5/1/2031		Baa3		5,500	5,806,570
Allentown Neighborhood Impt†	5.00%	5/1/2032		Ba1		1,250	1,371,863
Atlanta Tax Alloc–Beltline Rmkt	6.75%	1/1/2020		A2		900	932,562

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020	BBB+	$1,000	$1,046,650
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	BBB+	1,500	1,612,950
CT Spl Tax–Trans Infra	5.00%	1/1/2032	AA	14,375	16,306,712
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,269,722
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,074,186
Houston Co Coop Dist–Country Crossing(e)	10.00%	5/1/2039	NR	5,000	550,000
Miami World Ctr CDD	4.75%	11/1/2027	NR	750	784,755
MTA NY–Hudson Rail Yards	5.00%	11/15/2046	A2	22,000	22,894,080
Orange Co CFD	5.00%	8/15/2033	NR	1,400	1,548,680
Orange Co CFD	5.00%	8/15/2035	NR	1,000	1,100,030
Orlando Redev TIF	5.25%	9/1/2021	A	6,415	6,702,649
Pittsburg Redev Agy	5.00%	8/1/2020	A	1,680	1,805,966
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	2,066,006
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2024	AA	2,930	3,387,666
Pittsburg Redev Agy–Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500	4,093,670
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,375,766
Sparks Loc Impt Dists	6.50%	9/1/2020	NR	120	122,357
Sparks Tourism Impt Dist†	6.50%	6/15/2020	Ba3	3,080	3,096,878
St Louis IDA–Ballpark Vlg	4.375%	11/15/2035	NR	3,955	4,056,248
Village CDD #12	3.25%	5/1/2026	NR	3,995	4,003,749
Village CDD #12†	3.80%	5/1/2028	NR	2,250	2,262,555
Village CDD #12†	4.00%	5/1/2033	NR	2,000	2,013,240
Village CDD #9	5.00%	5/1/2022	NR	785	817,334
Village CDD #9	5.25%	5/1/2031	NR	1,700	1,827,483
Village CDD #9	5.75%	5/1/2021	NR	1,405	1,479,226
Village CDD #9	6.75%	5/1/2031	NR	2,325	2,607,836
Total					104,017,389

Tax Revenue 6.47%
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+	1,000	1,189,480
Cook Co Sales Tax	4.00%	11/15/2034	AAA	3,750	3,895,650
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+	7,245	8,383,479
El Paso Dev Corp–Downtown Ballpark	6.25%	8/15/2023	AA-	5,000	5,922,250
FL Dept Env Protn–Florida Forever	5.00%	7/1/2023	AA-	5,000	5,695,000
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR	1,000	1,030,250
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR	1,000	1,027,650
Jacksonville Sales Tax	5.00%	10/1/2021	A+	2,500	2,755,475
Jefferson Co–Sch Warrant	5.00%	9/15/2026	AA	2,400	2,806,632

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)
Kansas Dept Trans	5.00%		9/1/2026	AAA		$5,000	$5,892,600
LA Gas & Fuels Tax	5.00%		5/1/2027	AA		750	893,363
LA Gas & Fuels Tax	5.00%		5/1/2028	AA		2,000	2,384,040
LA Stadium & Expo Dist	5.00%		7/1/2021	A2		1,030	1,127,253
MA Sch Bldg Auth–Sales Tax	5.00%		1/15/2029	AA+		6,385	7,375,058
MA Sch Bldg Auth–Sales Tax	5.00%		8/15/2030	AA+		5,665	6,296,874
Martin Hsp Dist	7.00%		4/1/2031	BBB	(c)	3,250	3,527,355
Met Atlanta Rapid Trans Auth	5.00%		7/1/2025	AA+		5,950	6,780,263
Met Govt Nashville–Cnty Conv Ctr	5.00%		7/1/2022	A1		3,245	3,447,228
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2022	BB+		5,020	5,390,727
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2028	BB+		10,070	10,427,586
Met Pier & Expo Auth–McCormick Place	5.25%		6/15/2050	BB+		5,000	5,067,950
MTA NY–Dedicated Tax	2.03% (MUNIPSA * 1 + 1.45%	)#	11/1/2026	AA		7,390	7,384,384
MTA NY–Dedicated Tax	5.00%		11/15/2027	AA		5,700	6,399,504
NJ EDA–Cigarette Tax	5.00%		6/15/2024	BBB+		3,000	3,258,450
NJ EDA–Cigarette Tax	5.00%		6/15/2028	BBB+		6,650	7,154,535
NJ EDA–Cigarette Tax	5.00%		6/15/2029	BBB+		500	537,120
NY Dorm–PIT	5.00%		3/15/2023	AAA		10,000	11,101,700
NY Dorm–PIT	5.00%		3/15/2024	AAA		15,585	16,983,286
NY Dorm–Sales Tax	5.00%		3/15/2028	AAA		11,645	13,681,710
NY St Dorm Auth–PIT	5.00%		2/15/2027	AAA		7,500	8,949,750
NY UDC–PIT	5.00%		3/15/2026	AAA		15,000	17,239,950
NY UDC–PIT	5.00%		3/15/2026	AAA		10,000	11,823,800
NY UDC–PIT	5.00%		3/15/2031	AAA		10,000	11,730,900
NYC TFA–Bldg Aid	5.00%		7/15/2024	AA		10,000	10,981,900
Orange Co Tourist Tax	5.00%		10/1/2029	AA-		10,000	12,138,500
Phoenix Excise Tax	5.00%		7/1/2026	AA+		13,000	15,234,830
Polk Co Trans Rev	5.00%		12/1/2021	A1		2,825	3,049,616
PR Corp Sales Tax(e)	5.00%		8/1/2040	Ca		2,000	1,175,000
PR Corp Sales Tax(e)	5.25%		8/1/2027	Ca		1,650	391,875
PR Corp Sales Tax(e)	5.25%		8/1/2041	Ca		5,470	1,299,125
PR Corp Sales Tax(e)	5.50%		8/1/2023	Ca		9,465	2,247,938
PR Corp Sales Tax(e)	5.50%		8/1/2028	Ca		8,630	2,049,625
TX Trsp Commn	5.00%		4/1/2022	AAA		5,000	5,569,050
WI Trsp	5.00%		7/1/2024	AA+		5,000	5,806,150
WI Trsp	5.00%		7/1/2026	AA+		6,000	7,014,060
Total							274,518,921

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 4.86%
Buckeye Tobacco	5.125%	6/1/2024	B-	$32,395	$31,756,495
Buckeye Tobacco	5.75%	6/1/2034	B-	6,360	6,248,700
Buckeye Tobacco	5.875%	6/1/2030	B-	25,090	24,969,317
Golden St Tobacco	5.00%	6/1/2027	BBB	4,000	4,608,800
Golden St Tobacco	5.00%	6/1/2028	BBB	1,000	1,142,760
Golden St Tobacco	5.00%	6/1/2033	B+	14,715	14,729,715
Golden St Tobacco	5.125%	6/1/2047	B-	5,000	5,000,050
Golden St Tobacco	5.75%	6/1/2047	B3	5,000	5,029,550
Inland Empire Tobacco	4.625%	6/1/2021	NR	4,925	4,926,231
Inland Empire Tobacco	5.00%	6/1/2021	NR	2,780	2,781,001
MI Tob Settlement	5.125%	6/1/2022	B-	4,880	4,879,902
MI Tob Settlement	5.25%	6/1/2022	B-	6,545	6,545,131
MI Tob Settlement	6.00%	6/1/2034	B-	2,485	2,487,485
Nthrn AK Tobacco	4.625%	6/1/2023	Ba2	1,955	1,998,714
PA Tob Settlement	5.00%	6/1/2032	A1	2,000	2,250,940
PA Tob Settlement	5.00%	6/1/2033	A1	2,000	2,240,040
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,818,663
RI Tob Settlement	5.00%	6/1/2027	BBB+	2,500	2,849,325
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,261,480
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,118,260
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,110,590
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,040	1,147,619
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	8,935	8,934,553
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	7,564,560
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	7,178,187
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,556,350
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BBB+	10,825	10,866,460
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	5,000	5,004,300
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	10,500	10,499,790
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	BBB-	10,000	10,032,400
TSASC	5.00%	6/1/2029	A-	5,775	6,525,981
Total					206,063,349

Transportation 18.88%
AK Intl Airports Sys	5.00%	10/1/2024	A1	750	866,618
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000	1,155,110
AK Intl Airports Sys	5.00%	10/1/2028	A1	2,000	2,302,900
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA	1,250	1,425,175

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
AL Port Auth AMT (AGM)	5.00%		10/1/2027	AA	$2,000	$2,296,280
AL Port Auth AMT (AGM)	5.00%		10/1/2028	AA	2,000	2,291,000
AL Port Auth AMT (AGM)	5.00%		10/1/2029	AA	3,500	3,996,930
Alameda Corridor Trsp Auth	5.00%		10/1/2024	A-	5,000	5,726,400
Alameda Corridor Trsp Auth	5.00%		10/1/2026	A-	4,075	4,639,836
Atlanta Arpt	5.50%		1/1/2021	Aa3	3,000	3,294,150
Atlanta Arpt–PFC	5.00%		1/1/2029	AA-	2,500	2,836,700
Bay Area Toll Auth	1.736% (3 Mo. LIBOR * .70 + 0.55%	)#	4/1/2045	AA	7,200	7,252,560
Bay Area Toll Auth	2.28% (MUNIPSA * 1 + 0.70%	)#	4/1/2047	AA	6,000	6,033,540
Bay Area Toll Auth	4.00%		4/1/2029	AA-	5,800	6,413,176
Central TX Mobility Auth	5.00%		1/1/2030	BBB+	800	901,784
Central TX Mobility Auth	5.00%		1/1/2031	BBB+	1,675	1,881,159
Central TX Mobility Auth	5.00%		1/1/2032	BBB+	2,000	2,237,900
Central TX Mobility Auth	5.00%		1/1/2033	BBB	3,010	3,267,295
Central TX Mobility Auth	5.75%		1/1/2020	BBB+	1,000	1,064,830
Central TX Tpk	5.00%		8/15/2025	BBB+	2,250	2,547,967
Central TX Tpk	5.00%		8/15/2026	BBB+	2,500	2,813,950
Central TX Tpk	5.00%		8/15/2027	BBB+	3,300	3,691,974
Central TX Tpk	5.00%		8/15/2028	BBB+	3,250	3,622,060
Central TX Tpk	5.00%		8/15/2033	BBB+	7,650	8,414,082
Chicago Midway Arpt	5.00%		1/1/2026	A	6,075	6,827,389
Chicago Midway Arpt AMT	5.00%		1/1/2023	A	3,000	3,326,370
Chicago Midway Arpt AMT	5.00%		1/1/2031	A	2,000	2,240,740
Chicago O’Hare Arpt	5.00%		1/1/2022	A	3,230	3,509,104
Chicago O’Hare Arpt	5.00%		1/1/2031	A	6,500	7,321,990
Chicago O’Hare Arpt AMT	5.00%		1/1/2021	A	11,740	12,646,211
Chicago O’Hare Arpt AMT	5.00%		1/1/2024	A	5,000	5,432,800
Chicago O’Hare Arpt AMT	5.00%		1/1/2024	A	6,410	7,211,186
Chicago O’Hare Arpt AMT	5.00%		1/1/2029	A	7,000	7,857,850
Clark Co Arpt–McCarran Arpt (AGM)	5.00%		7/1/2022	AA	3,905	4,064,402
Cleveland Arpt (AGM)	5.00%		1/1/2025	AA	1,200	1,374,672
Cleveland Arpt (AGM)	5.00%		1/1/2026	AA	2,000	2,267,320
Cleveland Arpt (AGM)	5.00%		1/1/2027	AA	2,175	2,451,464
Delaware River Port Auth	5.00%		1/1/2027	A-	1,835	1,996,939
Delaware River Port Auth	5.00%		1/1/2028	A	7,500	8,416,125
Delaware River Toll Brdg Commn	5.00%		7/1/2029	A1	1,000	1,174,490

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Delaware River Toll Brdg Commn	5.00%		7/1/2030	A1		$1,920	$2,248,224
Delaware River Toll Brdg Commn	5.00%		7/1/2032	A1		2,025	2,356,877
Denver Arpt–United Airlines AMT	5.00%		10/1/2032	NR		3,750	4,060,125
E–470 Hwy Auth	5.00%		9/1/2020	A-		900	965,655
FL Expwy Auth	5.00%		7/1/2028	A+		3,500	4,108,265
FL Tpk Auth–Dept Trans	5.00%		7/1/2025	AA		5,000	5,895,950
FL Tpk Auth–Dept Trans	5.00%		7/1/2026	Aa2		9,160	10,701,536
Foothill / Eastern Corridor Toll Rd	5.00%	#(a)	1/15/2053	BBB-		12,000	12,433,320
Greater Orlando Aviation AMT	5.00%		10/1/2029	A1		3,000	3,484,470
Hampton Roads Trans Commn	5.00%		7/1/2032	NR		1,180	1,406,666
Hampton Roads Trans Commn	5.00%		7/1/2033	NR		1,000	1,187,380
Harris Co Toll Rd	5.00%		8/15/2029	Aa2		2,500	2,995,050
Harris Co Toll Rd	5.00%		8/15/2030	Aa2		1,000	1,192,290
Harris Co Toll Rd	5.00%		8/15/2031	Aa2		3,000	3,562,620
HI Arpts Sys AMT	5.00%		7/1/2022	A+		5,130	5,600,831
Houston Arpt–Continental Airlines AMT	4.75%		7/1/2024	BB-		8,000	8,781,040
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2020	BB-		1,310	1,385,194
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2030	BB-		2,500	2,734,075
Houston Arpt AMT	5.00%		7/1/2021	A+		5,000	5,447,400
IL Reg Trans Dist	5.00%		7/1/2024	AA	(c)	4,025	4,598,281
IL Reg Trans Dist	5.00%		7/1/2025	AA	(c)	12,500	14,433,125
IL Toll Hwy Auth	5.00%		1/1/2027	AA-		1,000	1,134,110
IL Toll Hwy Auth	5.00%		1/1/2028	AA-		2,535	2,866,274
KY Tpk Auth	5.00%		7/1/2026	AA-		5,215	5,848,466
Los Angeles Dept Arpts–LAX	5.00%		5/15/2027	AA-		2,000	2,325,480
Los Angeles Dept Arpts–LAX	5.00%		5/15/2032	AA-		5,870	6,697,846
Louisville Regl Airport AMT	5.00%		7/1/2021	A+		1,250	1,358,975
Louisville Regl Airport AMT	5.00%		7/1/2022	A+		1,625	1,795,170
Louisville Regl Airport AMT	5.00%		7/1/2023	A+		2,250	2,516,580
MA Port Auth–Delta Airlines AMT (AMBAC)	3.438% (Auction Rate Based	)#	1/1/2031	NR		14,000	13,895,980
MD EDC–Maryland Port	5.125%		6/1/2020	NR		2,035	2,151,036
MD EDC–Maryland Port	5.125%		6/1/2020	NR		790	835,046
Miami Dade Co Aviation–MIA	5.00%		10/1/2025	A		3,690	4,258,961
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2021	A		1,500	1,640,520
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2022	A		1,550	1,724,918
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2027	A		5,145	5,790,132

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Miami Dade Co Aviation–MIA AMT	5.00%		10/1/2028	A	$3,500	$3,925,635
Miami Dade Co Expwy Auth	5.00%		7/1/2022	A+	1,750	1,951,233
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A+	2,000	2,248,140
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A+	2,500	2,834,250
Miami Dade Co Expwy Auth	5.00%		7/1/2024	A+	3,500	3,888,920
Minneapolis / St Paul Met Arpts	5.00%		1/1/2028	A+	3,500	3,953,390
Minneapolis / St Paul Met Arpts	5.00%		1/1/2029	AA-	5,000	5,915,850
Minneapolis / St Paul Met Arpts	5.00%		1/1/2030	AA-	5,000	5,890,200
MTA NY	1.665% (1 Mo. LIBOR * .67 + 0.55%	)#	11/1/2041	A+	8,800	8,740,512
MTA NY	5.00%		11/15/2021	A+	1,500	1,657,875
MTA NY	5.00%		11/1/2023	A+	5,640	6,300,557
MTA NY	5.00%		11/15/2025	A+	3,500	4,041,065
MTA NY	5.00%		11/15/2028	A+	13,690	16,273,851
MTA NY	5.00%		11/15/2029	A+	5,000	5,909,950
MTA NY	5.25%		11/15/2028	A+	6,355	7,521,333
NC Tpk Auth–Triangle Exprs	5.00%		1/1/2032	BBB	1,000	1,153,620
NC Tpk Auth–Triangle Exprs (AGM)	5.00%		1/1/2031	AA	1,000	1,156,950
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2021	Baa1	2,000	2,169,300
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2023	Baa1	3,000	3,365,070
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%		4/1/2027	Baa1	3,185	3,559,874
NJ EDA–Goethals Brdg AMT	5.125%		1/1/2034	BBB-	5,000	5,481,900
NJ Tpk Auth	5.00%		1/1/2021	A+	5,000	5,405,450
NJ Tpk Auth	5.00%		1/1/2023	A+	420	472,290
NJ Tpk Auth	5.00%		1/1/2024	A+	245	275,292
NJ Tpk Auth	5.00%		1/1/2028	A2	7,000	8,364,440
NJ Tpk Auth	5.00%		1/1/2031	A+	5,000	5,738,350
NJ Tpk Auth	5.00%		1/1/2031	A+	5,000	5,645,350
NJ Tpk Auth	5.00%		1/1/2033	NR	2,100	2,417,352
NJ Tpk Auth	5.00%		1/1/2034	NR	1,500	1,739,415
NJ Trans Trust Fund	5.00%		6/15/2028	A+	6,275	6,973,658
NJ Trans Trust Fund	5.75%		6/15/2020	BBB+	7,645	8,049,726
NJ Trans Trust Fund CR (AGM)	5.00%		6/15/2024	AA	10,165	11,074,361
North TX Twy Auth	5.00%		1/1/2023	A1	5,000	5,617,700
North TX Twy Auth	5.00%		1/1/2025	A1	5,000	5,693,550
North TX Twy Auth	5.00%		1/1/2031	A2	8,085	8,972,571
North TX Twy Auth	5.00%		1/1/2035	A1	3,500	4,014,430
North TX Twy Auth	5.00%		1/1/2035	A1	1,500	1,815,150

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NV State Highway Rev	5.00%	12/1/2030	AAA	$10,000	$11,900,000
NY Dorm–PIT	5.00%	3/15/2023	AAA	8,500	9,635,940
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,114,060
NY Trans Dev Corp–LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,619,105
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,472,142
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2022	Baa1	1,125	1,227,420
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1	750	825,248
NY Twy Auth	5.00%	1/1/2022	A	1,600	1,769,856
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,242,044
NY Twy Auth	5.00%	1/1/2026	A	5,115	5,921,124
NY Twy Auth	5.00%	1/1/2028	A-	2,470	2,857,049
NY Twy Auth	5.00%	1/1/2029	A-	1,000	1,152,180
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+	10,000	11,112,100
PA Tpk Commn	5.00%	12/1/2022	A1	3,500	3,915,310
PA Tpk Commn–Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,328,953
Phoenix Arpt	5.00%	7/1/2023	A+	7,000	7,501,620
Phoenix Arpt AMT	5.00%	7/1/2021	AA-	3,050	3,327,916
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,664,115
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,107,031
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,505,400
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	6,633,461
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,600,012
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	Baa1	6,000	6,284,160
Port Auth NY & NJ AMT	5.00%	9/1/2022	AA-	5,000	5,567,550
Port Auth NY & NJ AMT	5.00%	10/1/2022	AA-	5,810	6,478,847
Port Auth NY & NJ AMT	5.00%	9/15/2026	AA-	11,385	13,239,389
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,092,230
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,249,380
PR Hwy & Trans Auth(e)	5.00%	7/1/2033	C	1,215	233,888
PR Hwy & Trans Auth(e)	5.50%	7/1/2023	C	4,305	828,713
PR Hwy & Trans Auth(e)	5.50%	7/1/2024	C	3,000	577,500
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,065,400
Regional Trans Dist–Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,696,872
Regional Trans Dist–Denver Trans	5.00%	1/15/2022	Baa3	2,800	2,983,904
Regional Trans Dist–Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,019,899
Regional Trans Dist–Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,034,581
Regional Trans Dist–Denver Trans	6.00%	1/15/2026	Baa3	2,500	2,711,500

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Salt Lake City Arpt AMT	5.00%		7/1/2030	A+	$2,275	$2,608,196
Salt Lake City Arpt AMT	5.00%		7/1/2031	A+	3,000	3,429,030
Salt Lake City Arpt AMT	5.00%		7/1/2032	A+	3,000	3,418,740
San Francisco Arpt AMT	5.00%		5/1/2026	A+	10,000	11,094,400
San Francisco Arpt AMT	5.00%		5/1/2028	A+	7,550	8,351,432
San Joaquin Hills Trsp Corridor	5.00%		1/15/2034	BBB	7,500	8,278,500
San Jose Arpt	5.00%		3/1/2026	A2	1,200	1,376,664
San Jose Arpt	5.00%		3/1/2027	A2	2,260	2,586,005
San Jose Arpt	5.00%		3/1/2028	A2	1,655	1,890,788
San Jose Arpt AMT	5.00%		3/1/2035	NR	1,500	1,700,400
South Jersey Trans Auth	5.00%		11/1/2021	BBB+	5,305	5,828,657
Southeastern PA Transp Auth–GARVEE	5.00%		6/1/2023	AA-	2,500	2,741,475
St Louis Arpt–Lambert Intl Arpt (AGM)	5.00%		7/1/2023	AA	5,000	5,650,000
St Louis Arpt–Lambert Intl Arpt (AGM)	5.00%		7/1/2024	AA	2,000	2,291,080
Triborough Brdg & Tunl Auth	5.00%		11/15/2022	A+	4,715	5,322,386
Triborough Brdg & Tunl Auth	5.00%		11/15/2023	AA-	5,525	6,252,366
Triborough Brdg & Tunl Auth	5.00%		11/15/2023	A+	2,000	2,274,740
Triborough Brdg & Tunl Auth	5.00%		11/15/2029	AA-	5,650	6,729,037
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+	2,595	2,919,972
VA Small Bus Fing–Elizabeth River AMT	5.25%		1/1/2032	BBB	10,500	11,478,285
VA St Trans	5.00%		5/15/2025	AA+	8,140	9,557,500
WA St GARVEE–520 Corridor	5.00%		9/1/2021	AA	10,000	10,984,300
Wayne CO Arpt AMT	5.00%		12/1/2026	A	1,590	1,816,670
Wayne CO Arpt AMT	5.00%		12/1/2027	A	2,000	2,268,960
WI State Trans Rev	5.00%		7/1/2024	AA+	4,600	5,341,658
WI State Trans Rev	5.00%		7/1/2025	AA+	7,600	8,956,296
Total						800,362,292

Utilities 11.93%
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA	2,645	3,059,762
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA	4,000	4,587,120
Amr Muni Pwr–Fremont Energy	5.00%		2/15/2021	A1	1,300	1,406,587
Anaheim Electric	5.00%		10/1/2030	AA-	1,580	1,739,770
Austin City Water	5.00%		11/15/2025	Aa2	2,000	2,361,480
CA Dept Wtr Res Wtr–Central Valley	1.95% (MUNIPSA * 1 + 1.37%	)#	12/1/2035	AAA	4,245	4,253,914
CA Dept Wtr Res Wtr–Central Valley	5.00%		12/1/2021	NR	45	49,995
Central Plains–Goldman Sachs	5.00%		9/1/2027	A3	7,500	8,099,175

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Central Plains–Goldman Sachs	5.00%		9/1/2035	BBB+	$2,250	$2,667,690
Chicago Wastewater	5.00%		1/1/2029	A	4,335	4,855,633
Chicago Wastewater	5.00%		1/1/2030	A	6,500	7,249,450
Chicago Water	5.00%		11/1/2024	A	8,690	9,797,714
Chicago Water	5.00%		11/1/2025	A	2,625	2,993,708
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275	7,073,305
Chicago Water (AGM)	5.00%		11/1/2035	AA	5,000	5,618,750
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510	6,460,144
Dallas Wtrwks & Swr	5.00%		10/1/2024	AAA	15,000	17,440,050
Detroit Sewer	5.00%		7/1/2034	BBB+	2,200	2,419,780
Detroit Sewer	5.00%		7/1/2035	BBB+	1,835	2,019,564
East Bay Utility Water District	5.00%		6/1/2028	AAA	6,300	7,430,661
Energy Northwest–Proj 1	5.00%		7/1/2027	Aa1	9,650	10,354,739
Farmington Poll Ctl–AZ Pub Svc	4.70%		5/1/2024	A2	5,265	5,613,016
FL Muni Pwr Agy	5.00%		10/1/2029	A2	3,355	3,920,586
FL Muni Pwr Agy–St Lucie	5.00%		10/1/2021	A2	3,650	3,826,441
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,089,280
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,075,830
HI Dept Budget–Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	7,000	6,950,440
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,343,830
Houston Util Sys	5.00%		11/15/2022	AA	5,000	5,625,300
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,570,440
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,173,672
IL Fin Auth–Clean Wtr Init	5.00%		1/1/2027	NR	1,365	1,625,592
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,317,640
IN Muni Pwr	5.00%		1/1/2025	A+	1,000	1,158,270
IN Muni Pwr	5.00%		1/1/2026	A+	1,200	1,408,152
IN Muni Pwr	5.00%		1/1/2033	A+	4,210	4,901,198
IN Muni Pwr	5.00%		1/1/2034	A+	4,000	4,642,080
JEA St Johns Riv Pwr Pk Sys	5.00%		10/1/2022	Aa2	1,625	1,703,065
KY Muni Pwr–Prarie State Proj(d)	3.45%	#(a)	9/1/2042	A-	5,935	5,938,205
KY Pub Energy Auth–Peak Energy	4.00%	#(a)	4/1/2048	A3	10,875	11,590,575
Long Beach Nat Gas–ML	2.662% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A-	4,000	4,037,200
Long Island Power Auth	5.00%		9/1/2027	A-	6,000	7,007,460
Long Island Power Auth	5.00%		9/1/2034	A-	2,250	2,592,608
Los Angeles DWAP–Pwr Sys	5.00%		7/1/2022	NR	55	60,521

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Los Angeles USD	5.00%		7/1/2023	Aa2	$10,000	$11,502,400
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2022	A1	5,005	5,451,646
Main St Nat Gas–ML	5.00%		3/15/2021	A-	2,500	2,698,100
MD EDC–Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	1,715,291
MEAG–Gen Resolution Projs	5.00%		1/1/2020	A	6,200	6,508,388
MEAG–Proj 1	5.00%		1/1/2021	A	4,185	4,492,974
MI Strat Fund–Detroit Edison	1.45%	#(a)	8/1/2029	Aa3	3,500	3,378,725
MI Strat Fund–Detroit Edison	1.45%	#(a)	9/1/2030	Aa3	1,000	965,350
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,243,240
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,689,180
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,043,600
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,233,137
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	9,543,332
New Orleans Sewer	5.00%		6/1/2021	A	400	434,904
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-	8,000	8,601,840
Northern CA Pwr–Hydroelec #1	5.00%		7/1/2026	A+	3,600	4,024,836
Northern IL Muni Power	5.00%		12/1/2025	A2	2,710	3,114,386
Northern IL Muni Power	5.00%		12/1/2026	A2	2,315	2,682,969
OH Wtr Dev Auth	5.00%		6/1/2023	AAA	5,500	6,281,935
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA	5,000	5,844,800
PA Econ Dev–PPL Electric Utility Rmkt	4.00%		10/1/2023	A1	5,000	5,265,900
Philadelphia Gas Works	5.00%		8/1/2026	A	1,000	1,146,940
Philadelphia Gas Works	5.00%		8/1/2027	A	1,000	1,147,650
Philadelphia Gas Works	5.00%		8/1/2028	A	1,250	1,458,688
Philadelphia Gas Works	5.00%		8/1/2029	A	1,700	1,976,284
Philadelphia Gas Works	5.00%		8/1/2030	A	1,425	1,650,307
Philadelphia Water & Wastewater	5.00%		7/1/2022	A+	3,090	3,445,319
Philadelphia Water & Wastewater	5.00%		11/1/2029	A1	2,200	2,583,900
Phoenix Ariz Civic Impt Corp Wtr Sys Rev Rfdg-Jr Lien-Ser B	5.00%		7/1/2023	AAA	8,025	9,149,062
Phoenix Civic Impt Corp–Water Sys	5.00%		7/1/2027	AAA	5,010	5,770,418
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	4,750	5,095,610
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	8,487,468
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A-	10,640	11,416,188
PR Aqueduct & Swr Auth	5.25%		7/1/2042	CC	3,625	2,877,344
PR Elec Pwr Auth(e)	5.00%		7/1/2037	Ca	1,035	401,063
PR Elec Pwr Auth(e)	5.00%		7/1/2042	Ca	2,390	926,125

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
PR Elec Pwr Auth(e)	5.50%		7/1/2038	Ca	$2,350	$910,625
PR Elec Pwr Auth(e)	7.00%		7/1/2033	Ca	4,000	1,550,000
PR Elec Pwr Auth(e)	7.00%		7/1/2040	Ca	725	280,938
PR Elec Pwr Auth (AGM)	1.655% (3 Mo. LIBOR * .67 +.52%	)#	7/1/2029	AA	5,720	5,033,600
SA Energy Acquisition Pub Fac–Goldman Sachs	5.50%		8/1/2021	A3	2,360	2,608,508
Salt River Agric Imp & Pwr Dist	5.00%		12/1/2023	Aa1	8,980	9,919,577
Salt Verde Fin Corp–Citi	5.00%		12/1/2037	BBB+	7,165	8,513,310
Salt Verde Fin Corp–Citi	5.50%		12/1/2029	BBB+	5,000	6,035,800
San Antonio Elec & Gas	5.00%		2/1/2029	Aa1	7,340	8,663,255
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA	4,000	4,653,320
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2024	AA	1,000	1,167,210
TEAC–Goldman Sachs	4.00%	#(a)	5/1/2048	A3	5,650	6,043,353
TEAC–Goldman Sachs	5.25%		9/1/2021	A3	3,000	3,298,020
TEAC–Goldman Sachs	5.25%		9/1/2024	A3	8,940	10,205,725
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2024	A3	23,000	25,555,530
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2028	A3	2,000	2,199,840
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2029	A3	2,000	2,195,200
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2021	A-	4,710	5,201,724
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2023	A-	2,925	3,321,454
TX Muni Gas Acq & Supply–ML	6.25%		12/15/2026	A-	26,660	31,246,053
Utility Debt Sec Auth–Lipa	5.00%		6/15/2028	AAA	5,915	7,043,641
Western MN Muni Pwr Agy	5.00%		1/1/2023	Aa3	1,500	1,687,470
WV EDA–Morgantown Energy AMT	2.875%		12/15/2026	Baa3	1,745	1,710,868
Wyandotte CO Unified Govt Utility Sys	5.00%		9/1/2021	A+	3,105	3,408,452
Total						505,813,164
Total Municipal Bonds (cost $4,167,811,864)						4,212,170,186

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.42%

Variable Rate Demand Notes 0.42%

Tax Revenue 0.03%
NYC TFA–Future Tax	1.83%	4/2/2018	11/1/2022	AAA	1,100	1,100,000

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND March 31, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 0.39%
Appling Co Dev–GA Power	1.84%	4/2/2018	9/1/2041	A-	$5,700	$5,700,000
Appling Co Dev–GA Power	1.84%	4/2/2018	9/1/2029	A-	10,900	10,900,000
Total						16,600,000
Total Short-Term Investments (cost $17,700,000)						17,700,000
Total Investments in Securities 99.75% (cost $4,185,511,864)						4,229,870,186
Cash and Other Assets in Excess of Liabilities 0.25%						10,445,304
Net Assets 100.00%						$4,240,315,490

Note: See Footnotes to Schedule of Investments on page 129 of this report.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds
Corporate-Backed	$–	$277,941,431	$2,842,000	$280,783,431
Lease Obligations	–	236,785,553	247,520	237,033,073
Other Revenue	–	160,037,596	40	160,037,636
Special Tax	–	103,467,389	550,000	104,017,389
Remaining Industries	–	3,430,298,657	–	3,430,298,657
Variable Rate Demand Notes	–	17,700,000	–	17,700,000
Total	$–	$4,226,230,626	$3,639,560	$4,229,870,186

Liabilities
Trust Certificates(4)	$–	$(1,250,000)	$–	$(1,250,000)
Total	$–	$(1,250,000)	$–	$(1,250,000)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2018.
(4)	Refer to Note 2(h) for a description of Municipal Bonds Held in Trust.

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND March 31, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Municipal Bonds
Balance as of October 1, 2017	$5,586,201
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(1,946,641)
Balance as of March 31, 2018	$3,639,560
Change in unrealized appreciation/depreciation for period ended March 31, 2018, related to Level 3 investments held at March 31, 2018	$–

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)

AMT FREE MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.22%

Corporate-Backed 2.87%
Beaver Co IDA–FirstEnergy Rmkt	2.70%	#(a)	4/1/2035	Ca		$1,000	$325,000
Courtland IDB–Intl Paper	6.25%		11/1/2033	Baa2		770	823,299
LA Env Facs–Westlake Chem	3.50%		11/1/2032	BBB		1,050	1,039,322
LA Env Facs–Westlake Chem	6.50%		11/1/2035	BBB		200	221,432
Love Field Arpt–Southwest Airlines	5.25%		11/1/2040	A3		330	353,968
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR		500	530,885
NY Liberty Dev Corp–3 WTC†	7.25%		11/15/2044	NR		100	119,688
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR		110	113,718
Phenix City IDB–Meadwestvaco	3.625%		5/15/2030	BBB		1,300	1,304,628
Warren Co–Intl Paper	5.80%		5/1/2034	BBB		100	108,077
Warren Co–Intl Paper	6.50%		9/1/2032	BBB		255	260,340
WI Pub Fin Auth–Celanese	4.05%		11/1/2030	BBB-		500	513,870
Total							5,714,227

Education 9.72%
Build NYC Res Corp–CUNY	5.00%		6/1/2034	Aa2		325	365,388
CA Ed Facs–Stanford Univ	5.00%		5/1/2045	AAA		1,000	1,309,210
CA Fin Auth–Emerson Clg	6.00%		1/1/2042	BBB+		250	287,260
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR		250	265,892
Chicago Brd Ed	5.00%		12/1/2044	BB-	(c)	250	243,165
Chicago Brd Ed	5.00%		12/1/2046	BB-	(c)	500	484,430
DE EDA–DE State Univ (AGM)	5.00%		10/1/2031	AA		410	462,185
Dutchess Co LDC–Anderson Ctr	6.00%		10/1/2030	BB+		100	103,526
FL HI Ed–Nova Southeastern Univ	5.00%		4/1/2033	A-		475	530,276
FL HI Ed–Nova Southeastern Univ	5.00%		4/1/2035	A-		250	277,240
FL HI Ed–Nova Southeastern Univ	6.375%		4/1/2031	A-		475	524,747
Fulton Co Dev–Tuff/Atlanta Hsg	5.00%		9/1/2032	A+		775	841,394
Hempstead Town LDC–Adelphi Univ	5.00%		10/1/2034	A-		175	195,624
Hempstead Town LDC–Hofstra Univ	5.00%		7/1/2047	A		1,250	1,410,625
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2020	Baa3		100	100,089
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2021	Baa3		500	500,380
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3		500	498,580
IL Fin Auth–Univ Chicago	4.00%		10/1/2049	Aa2		1,000	1,011,740
MA DFA–Emerson Clg	5.00%		1/1/2037	BBB+		500	558,820
MA DFA–Emerson Clg	5.00%		1/1/2040	BBB+		500	556,205
MA DFA–Emmanuel College	5.00%		10/1/2034	Baa2		600	663,318

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
MA DFA–Suffolk Univ	5.00%	7/1/2032	Baa2	$500	$564,250
MA DFA–Suffolk Univ	5.00%	7/1/2033	Baa2	150	168,641
MA DFA–Suffolk Univ	5.00%	7/1/2034	Baa2	100	112,006
Morgan State Univ	5.00%	7/1/2027	A+	670	737,315
Morgan State Univ	5.00%	7/1/2030	A+	350	384,275
Morgan State Univ	5.00%	7/1/2032	A+	450	493,119
NY Dorm–Cornell Univ	5.00%	7/1/2034	Aa1	250	259,983
NY Dorm–Pace Univ	5.00%	5/1/2029	NR	10	11,374
NY Dorm–Pace Univ	5.00%	5/1/2029	BBB-	245	265,034
PA Hi Ed–St Josephs Univ	5.00%	11/1/2030	A-	905	965,101
Private Clgs & Univs Auth–SCAD	5.00%	4/1/2044	Baa1	1,045	1,126,750
Univ of CT	5.25%	11/15/2047	AA-	1,000	1,150,200
Univ of North Carolina–Wilmington	5.00%	6/1/2037	A1	715	807,492
Volusia Co EDA–Embry-Riddle Univ	5.00%	10/15/2042	A3	265	298,125
Volusia Co EDA–Embry-Riddle Univ	5.00%	10/15/2047	A3	750	840,517
Total					19,374,276

General Obligation 17.48%
Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA	550	608,223
Beaverton Sch Dist	Zero Coupon	6/15/2036	AA+	900	1,028,592
CA State GO	5.00%	9/1/2032	AA-	500	585,590
CA State GO	5.00%	8/1/2038	AA-	400	461,096
CA State GO	5.375%	11/1/2035	AA-	400	436,172
CA State GO	5.50%	3/1/2040	AA-	975	1,042,070
CA State GO	6.50%	4/1/2033	AA-	300	314,568
Chicago Brd Ed	5.00%	12/1/2042	B	575	559,078
Chicago Brd Ed	6.50%	12/1/2046	B	100	113,899
Chicago GO	5.00%	1/1/2034	BBB+	1,000	1,016,640
Chicago GO	5.00%	1/1/2034	BBB+	500	514,025
Chicago GO	5.25%	1/1/2027	BBB+	255	255,403
Chicago GO	5.50%	1/1/2035	BBB+	230	244,472
Chicago GO	5.50%	1/1/2037	BBB+	985	1,042,268
Chicago GO	5.625%	1/1/2030	BBB+	275	300,886
Chicago GO	6.00%	1/1/2038	BBB+	1,500	1,686,435
Chicago O’Hare Arpt	5.00%	1/1/2033	A	350	399,714
Cook Co GO	5.25%	11/15/2024	AA-	1,500	1,646,655
DC GO	4.00%	6/1/2037	Aa1	625	659,831
Delaware Co IDA–Covanta	5.00%	7/1/2043	BB-	500	506,100

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Frederick Co GO	5.00%	2/1/2030	Aaa	$1,500	$1,862,745
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	225	239,747
IL State GO	4.00%	6/1/2034	BBB-	560	510,591
IL State GO	5.00%	11/1/2028	BBB-	3,500	3,640,350
IL State GO	5.00%	1/1/2033	BBB-	575	582,785
IL State GO	5.00%	1/1/2035	BBB-	1,000	1,020,520
IL State GO	5.50%	7/1/2033	BBB-	450	466,105
Kansas City GO	5.00%	4/1/2040	AA-	1,000	1,104,750
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa3	1,000	1,078,610
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	500	558,325
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	925	1,041,383
Middletown CSD	5.25%	12/1/2040	AA	250	279,595
NYC GO	5.00%	8/1/2027	AA	575	651,791
NYC GO	5.00%	12/1/2041	AA	400	457,000
Philadelphia GO	5.00%	8/1/2036	A	1,600	1,807,184
Philadelphia GO	5.00%	8/1/2037	A	350	394,426
Philadelphia GO	5.25%	7/15/2031	A	600	671,838
Philadelphia Sch Dist	5.00%	9/1/2037	A2	400	442,456
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	370	417,689
PR Comwlth GO(e)	4.75%	7/1/2018	Ca	370	166,500
PR Comwlth GO(e)	5.50%	7/1/2027	Ca	1,040	452,400
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	155,039
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2029	A2	465	493,821
St Pub SBA–Philadelphia Sch Dist	5.00%	4/1/2031	A2	185	196,324
Stockton USD (AGM)	5.00%	7/1/2028	AA	750	835,920
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	500	569,895
Yosemite CCD	Zero Coupon	8/1/2042	Aa2	1,000	725,840
Yosemite CCD	5.00%	8/1/2029	Aa2	500	586,130
Total					34,831,476

Health Care 14.38%
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2027	AA	300	329,046
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2028	AA	345	379,065
Antelope Valley Hlth	5.00%	3/1/2046	Ba3	515	535,435
Athens Clarke Co Dev–Catholic Hlth E	6.25%	11/15/2032	AA-	615	643,917
CA Hlth–Sutter Hlth	5.25%	8/15/2031	AA-	745	828,582
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-	275	299,200
CA Hlth Facs–Kaiser Permanente	5.00%	11/1/2047	AA-	375	487,192

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		$500	$545,670
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		750	816,090
CA Stwde–So Cal Presbyterian†	6.625%	11/15/2024	NR		110	117,504
CO Hlth Facs–Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	303,260
CO Hlth Facs–Catholic Hlth	5.25%	2/1/2031	BBB+		750	793,095
CO Hlth Facs–Catholic Hlth	6.125%	10/1/2028	BBB+		165	168,331
CT Hlth & Ed–Hartford Hlthcare	5.00%	7/1/2032	A		640	683,149
CT Hlth & Ed–Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	569,665
Cumberland Co Mun Auth–Asbury	5.25%	1/1/2021	NR		140	146,723
Cumberland Co Mun Auth–Asbury	5.40%	1/1/2022	NR		150	157,295
Cumberland Co Mun Auth–Diakon Lutheran	6.25%	1/1/2024	BBB+	(c)	15	15,464
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2052	NR		850	932,373
Cuyahoga Co Hsp–Metrohealth	5.50%	2/15/2057	NR		500	546,130
DeKalb Co Hsp–Children’s Hlthcare	5.00%	11/15/2029	AA+		530	558,026
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		155	155,259
Franklin Co Hlth–OPRS Cmntys	6.125%	7/1/2040	NR		480	530,266
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA-		400	462,160
Glynn Brunswick Mem Hsp–SE GA Hlth	5.625%	8/1/2034	A-		30	30,340
Guadalupe Co–Seguin City Hospital	5.00%	12/1/2045	BB		500	508,880
IL Fin Auth–Centegra Hlth	5.00%	9/1/2034	BB+		235	249,530
IL Fin Auth–Memorial Hlth Sys	5.50%	4/1/2034	AA-		795	824,502
MA Hlth & Ed–Catholic Hlth E	6.25%	11/15/2032	AA-		770	807,691
Martin Co Hlth–Martin Mem Med	5.50%	11/15/2032	A-		930	1,022,833
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	250	271,392
MD Hlth & HI Ed–Adventist	5.50%	1/1/2046	Baa3		1,000	1,121,460
MD Hlth & HI Ed–Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		1,000	1,092,750
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		445	491,111
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%	7/1/2026	Ba3		620	656,946
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%	7/1/2036	Ba3		400	436,308
Meadville Med Center	6.00%	6/1/2046	NR		160	166,042
Meadville Med Center	6.00%	6/1/2051	NR		185	191,001
Miami Beach Hlth–Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		150	163,737
Montgomery Co Hlth–Catholic Hlth	6.25%	11/15/2034	AA-		20	20,929
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,085,350
Montgomery Co IDA–Whitemarsh	5.375%	1/1/2050	NR		1,070	1,087,131
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		150	157,175
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,201,453

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NJ Hlth–Univ Hosp (AGM)	5.00%		7/1/2029	AA		$135	$153,587
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2037	BBB-		1,000	1,084,000
OK DFA–OU Med(d)	5.50%		8/15/2052	Baa3		600	670,314
OK DFA–OU Med(d)	5.50%		8/15/2057	Baa3		800	888,040
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2032	BBB-		150	164,526
Philadelphia Hsps–Temple Univ Hlth	5.625%		7/1/2036	BBB-		250	273,660
Rockville Eco Dev–Ingleside at King Farm	5.00%		11/1/2042	BB	(c)	125	136,735
Rockville Eco Dev–Ingleside at King Farm	5.00%		11/1/2047	BB	(c)	125	136,198
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB+		950	1,114,559
Tempe IDA–ASU Mirabella†	6.125%		10/1/2047	NR		250	257,892
Upland COP–San Antonio Cmnty Hsp COP	6.375%		1/1/2032	BBB+		140	157,231
Westchester CO Hlth Care	6.00%		11/1/2030	BBB		110	119,609
Westchester CO Hlth Care	6.125%		11/1/2037	BBB		30	32,690
WI Hlth & Ed–Sauk-Prairie Mem Hsp	5.375%		2/1/2048	B1		840	877,447
Total							28,655,946

Housing 0.87%
Alachua Co Hlth–Oak Hammock	8.00%		10/1/2042	NR		300	348,543
CA Muni Fin–Azusa Pacific Univ	5.00%		4/1/2041	Baa3		150	160,775
CA Muni Fin–Caritas Affordable Hsg	5.25%		8/15/2039	BBB+		100	109,000
Fed Home Loan Mtg Corp	4.60%		12/15/2044	AA+		500	528,730
IL Fin Auth–CHF–UIC	5.00%		2/15/2047	Baa3		200	213,552
Toledo/Lucas Port Auth–Univ Toledo	5.00%		7/1/2039	BBB-		350	364,087
Total							1,724,687

Lease Obligations 5.99%
CA Pub Wks–Various Cap Proj	5.00%		10/1/2028	A+		535	586,446
CA Pub Wks–Various Cap Proj	6.625%		11/1/2034	A+		25	24,519
Delano Earlimart Irrigation Dist COP	5.00%		2/1/2028	AA-		475	500,612
Erie Co IDA–Buffalo Sch Dist	5.00%		5/1/2026	AA		1,155	1,310,740
Essex Co Impt Auth–Newark	6.25%		11/1/2030	Baa3		250	264,015
IL Sports Facs Auth (AGM)	5.00%		6/15/2028	AA		865	939,727
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+		500	582,425
Los Angeles USD COP	5.00%		10/1/2025	A+		1,000	1,126,040
NJ EDA–Bldgs	5.00%		6/15/2047	BBB+		575	614,617
NJ EDA–Sch Facs	3.18% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	BBB+		500	494,160
NJ EDA–Sch Facs	5.00%		3/1/2027	BBB+		380	404,373
NJ EDA–Sch Facs	5.00%		6/15/2042	A-	(c)	300	320,502

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA–Sch Facs	5.50%	6/15/2031	BBB+	$1,300	$1,479,894
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+	1,455	786,617
NJ Trans Trust Fund	Zero Coupon	12/15/2037	BBB+	265	104,696
NJ Trans Trust Fund	5.25%	12/15/2023	BBB+	515	570,718
NJ Trans Trust Fund	5.50%	12/15/2023	BBB+	365	409,212
NYC TFA–Bldg Aid	5.00%	7/15/2035	AA	300	348,027
San Diego PFA–Master Lease	5.125%	9/1/2030	AA-	1,000	1,075,880
Total					11,943,220

Other Revenue 3.85%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	A-	235	252,858
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%	8/15/2040	BB+	155	167,935
Cleveland Arpt	5.00%	1/1/2030	A-	555	598,506
Clifton Higher Ed–IDEA Pub Schs	5.00%	8/15/2042	BBB+	275	287,474
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	542,175
DC Rev–Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB	435	478,361
Grand River Hosp Dist (AGM)	5.25%	12/1/2034	AA	100	117,303
Grand River Hosp Dist (AGM)	5.25%	12/1/2035	AA	100	116,911
Grand River Hosp Dist (AGM)	5.25%	12/1/2037	AA	100	116,326
Houston Hi Ed–Cosmos Fndtn	5.00%	2/15/2032	BBB	100	105,562
Houston HI Ed–Cosmos Fndtn	5.00%	2/15/2042	BBB	625	653,994
Houston HI Ed–Cosmos Fndtn	6.875%	5/15/2041	BBB	125	143,361
IL Fin Auth–Noble Chrter Schs	6.125%	9/1/2039	BBB	900	1,002,375
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa3	475	533,529
La Vernia Hi Ed–Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	268,092
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2031	NR	100	60,000
MD Stadium Auth	5.00%	5/1/2047	AA-	950	1,087,484
NYC Cultural–Whitney Museum	5.25%	7/1/2026	A	500	541,635
Selma IDB–Intl Paper	5.80%	5/1/2034	BBB	150	162,116
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2031	A3	395	431,913
Total					7,667,910

Special Tax 4.61%
Allentown Neighborhood Impt	5.00%	5/1/2027	Baa3	250	266,970
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa3	500	523,800
Allentown Neighborhood Impt†	5.00%	5/1/2042	Ba1	600	637,764
Arlington GO (AGM)	5.00%	2/15/2048	AA	1,000	1,125,980
CT Spl Tax–Trans Infra	5.00%	8/1/2034	AA	1,150	1,268,404

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
CT Spl Tax–Trans Infra	5.00%		1/1/2037	AA	$700	$782,348
CT Spl Tax–Trans Infra	5.00%		1/1/2038	AA	500	557,945
Inland Valley Redev Agy	5.25%		9/1/2037	A-	1,500	1,674,645
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	2.931% (CPI Based	)#	3/1/2024	Baa1	500	493,810
Orange Co CFD	5.25%		8/15/2045	NR	500	556,710
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2030	AA	500	572,335
San Jose Spl Tax–Conv Ctr	5.50%		5/1/2024	A	660	725,703
Total						9,186,414

Tax Revenue 4.22%
Cook Co Sales Tax	4.00%		11/15/2034	AAA	750	779,130
Hudson Yards	5.75%		2/15/2047	AA-	355	386,918
Hudson Yards	5.75%		2/15/2047	Aa3	15	16,626
Met Pier & Expo Auth–McCormick Place	5.50%		6/15/2053	BB+	265	283,312
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon		6/15/2046	AA	1,495	408,957
Met Pier & Expo Auth–McCormick Place TCRS (BAM)	5.00%		6/15/2053	AA	915	1,002,364
NY Conv Ctr Dev Corp	5.00%		11/15/2040	Aa3	250	281,275
NY UDC–PIT	5.00%		3/15/2033	AAA	750	834,930
NYC TFA–Future Tax	4.00%		5/1/2037	AAA	300	313,713
NYC TFA–Future Tax	4.00%		8/1/2042	Aa1	1,000	1,038,650
NYC TFA–Future Tax	5.00%		2/1/2036	AAA	1,000	1,123,790
PR Corp Sales Tax(e)	5.25%		8/1/2027	Ca	575	136,563
PR Corp Sales Tax(e)	5.75%		8/1/2037	Ca	220	52,250
San Jose Spl Tax–Conv Ctr	5.50%		5/1/2026	A	275	301,601
San Jose Spl Tax–Conv Ctr	6.50%		5/1/2036	A	530	600,665
Sonoma Marin Area Rail Rmkt	5.00%		3/1/2028	AA	510	564,034
Yorba Linda Redev Agy	6.50%		9/1/2032	NR	250	288,162
Total						8,412,940

Tobacco 4.35%
Buckeye Tobacco	Zero Coupon		6/1/2047	NR	2,000	133,900
Buckeye Tobacco	5.125%		6/1/2024	B-	500	490,145
Buckeye Tobacco	5.75%		6/1/2034	B-	1,000	982,500
Buckeye Tobacco	5.875%		6/1/2047	B-	250	247,188
Golden St Tobacco	5.00%		6/1/2030	A+	500	558,615
Golden St Tobacco	5.00%		6/1/2033	B+	195	195,195

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)
Golden St Tobacco	5.125%	6/1/2047	B-	$1,205	$1,205,012
Golden St Tobacco	5.75%	6/1/2047	B3	470	472,778
MI Tob Settlement	5.125%	6/1/2022	B-	690	689,986
PA Tob Settlement	5.00%	6/1/2035	A1	1,000	1,111,010
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	350	401,965
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	190	190,684
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	825	824,975
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	510	505,940
TSASC	5.00%	6/1/2035	A-	100	110,345
TSASC	5.00%	6/1/2036	A-	50	55,009
TSASC	5.00%	6/1/2048	NR	500	500,485
Total					8,675,732

Transportation 16.24%
AL Port Auth (AGM)	5.00%	10/1/2036	AA	750	845,378
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	691,604
Atlanta Arpt–PFC	5.00%	1/1/2028	AA-	1,000	1,136,410
Central TX Tpk	5.00%	8/15/2033	BBB+	1,200	1,319,856
Central TX Tpk	5.00%	8/15/2037	BBB+	1,000	1,091,460
Charlotte Arpt	5.00%	7/1/2033	AA-	575	627,204
Chicago Midway Arpt	5.00%	1/1/2026	A	210	231,857
Chicago O’Hare Arpt	5.00%	1/1/2035	A	1,040	1,087,164
Chicago O’Hare Arpt	5.625%	1/1/2035	A	185	201,469
Delaware River Port Auth	5.00%	1/1/2029	A	470	526,616
Delaware River Port Auth	5.00%	1/1/2034	A	800	885,592
DFW Arpt	5.00%	11/1/2028	A+	750	842,468
DFW Arpt	5.00%	11/1/2030	A+	850	951,983
FL Tpk Auth–Dept Trans	5.00%	7/1/2034	AA	500	544,410
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	500	270,855
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	875	1,002,846
Hampton Roads Trans Commn	5.50%	7/1/2057	NR	1,500	1,793,730
Harris Co Toll Rd (The)	4.00%	8/15/2048	Aa2	500	514,790
Houston Arpt	5.00%	7/1/2048	A1	920	1,051,532
Los Angeles Dept Arpts–LAX	5.00%	5/15/2035	AA-	710	752,849
Met DC Arpt	5.00%	10/1/2035	AA-	255	272,817
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2029	A-	500	568,085
Miami Dade Co Aviation–MIA	5.00%	10/1/2034	A	400	448,392
Miami Dade Co Aviation–MIA	5.50%	10/1/2029	A	410	445,686

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Miami Dade Co Expwy Auth	5.00%		7/1/2027	A+	$160	$182,392
Miami Dade Co Expwy Auth	5.00%		7/1/2028	A+	515	584,844
Minneapolis / St Paul Met Arpts	5.00%		1/1/2027	A+	575	651,786
NC Tpk Auth–Triangle Exprs	5.00%		1/1/2032	BBB	250	288,405
NJ Trans Trust Fund	5.75%		12/15/2031	BBB+	350	358,967
NJ Trans Trust Fund	6.00%		6/15/2035	BBB+	805	883,286
North TX Twy Auth	5.00%		1/1/2031	A2	250	277,445
PA Tpk Commn	5.00%		6/1/2029	A3	1,000	1,132,290
PA Tpk Commn	5.00%		12/1/2039	A1	750	828,488
Philadelphia Airport	5.00%		7/1/2047	A	1,000	1,132,750
Port Auth NY & NJ	5.25%		10/15/2055	AA-	350	395,441
PR Hwy & Trans Auth(e)	4.00%		7/1/2017	CC	240	45,600
Regional Trans Dist–Denver Trans	5.375%		1/15/2025	Baa3	85	90,563
Regional Trans Dist–Denver Trans	6.00%		1/15/2034	Baa3	1,000	1,080,410
Regional Trans Dist–Denver Trans	6.00%		1/15/2041	Baa3	100	107,555
Regional Trans Dist COP	5.375%		6/1/2031	Aa3	485	518,159
Sacramento Co Arpt	5.00%		7/1/2041	A-	1,000	1,131,810
San Antonio Arpt (AGM)	5.00%		7/1/2026	AA	495	527,645
San Diego Arpt	5.00%		7/1/2040	A	945	1,003,675
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	BBB	1,250	1,357,562
San Jose Arpt	5.00%		3/1/2047	NR	750	856,425
South Jersey Port Corp	5.00%		1/1/2049	Baa1	500	542,515
Wayne Co Arpt	5.00%		12/1/2047	NR	250	280,285
Total						32,363,351

Utilities 14.64%
Baltimore Wastewater	5.00%		7/1/2039	AA-	500	565,190
Baltimore Water	5.00%		7/1/2033	AA-	605	685,864
Burke Co Dev–Oglethorpe Power	3.00%	#(a)	11/1/2045	A-	1,000	988,440
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA	500	587,600
Central Plains–Goldman Sachs	5.00%		9/1/2032	A3	525	566,942
Central Plains–Goldman Sachs	5.00%		9/1/2042	BBB+	1,000	1,205,930
Chicago Water	5.00%		11/1/2039	A	855	924,007
Chicago Water (AGM)	5.00%		11/1/2036	AA	500	561,005
DE EDA–NRG Energy	5.375%		10/1/2045	Baa3	1,105	1,150,449
Detroit Sewer	5.00%		7/1/2034	BBB+	385	423,462
El Dorado Irrigation Dist (AGM)	5.00%		3/1/2034	AA	400	450,408
Gainesville Utility	5.25%		10/1/2034	AA-	150	161,766

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

AMT FREE MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-	$350	$293,412
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	1,000	732,140
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,300	1,455,987
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	A-	1,000	1,104,610
Long Beach Nat Gas–ML	5.50%	11/15/2030	A-	830	1,020,062
Long Beach Nat Gas–ML	5.50%	11/15/2037	A-	1,395	1,772,389
Los Angeles USD	5.00%	7/1/2023	Aa2	500	575,120
Lower Colo Riv Auth–Transmn Contract	5.00%	5/15/2040	A	320	352,749
Maricopa Co Poll Ctl–So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	586,641
Norfolk Water	5.25%	11/1/2028	AA+	1,500	1,778,565
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	240	258,821
NY Env Facs–Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	539,094
NYC Muni Water	5.00%	6/15/2036	AA+	500	564,315
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	500	563,050
Paducah Electric (AGM)	5.00%	10/1/2034	AA	1,000	1,112,510
Philadelphia Gas Works	5.00%	8/1/2029	A	250	285,843
Philadelphia Water & Wastewater	5.00%	7/1/2028	A+	280	322,703
Philadelphia Water & Wastewater	5.25%	10/1/2052	A+	450	519,043
PR Elec Pwr Auth(e)	5.00%	7/1/2028	Ca	270	104,625
PR Elec Pwr Auth(e)	5.25%	7/1/2028	Ca	880	341,000
PR Elec Pwr Auth (AGC)	4.25%	7/1/2027	AA	280	279,992
Salt Verde Fin Corp–Citi	5.00%	12/1/2037	BBB+	1,635	1,942,674
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%	11/1/2033	A3	905	1,075,339
Trimble Env Facs–Louisville Gas & Elec	3.75%	6/1/2033	A1	1,250	1,260,587
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2025	A3	950	1,052,001
TX Muni Gas Acq & Supply–Macquarie	5.00%	12/15/2028	A3	925	1,017,426
Total					29,181,761
Total Municipal Bonds (cost $194,666,682)					197,731,940

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

AMT FREE MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 0.70%

Tax Revenue 0.48%
NYC TFA–Future Tax	1.83%	4/2/2018	11/1/2022	AAA	$950	$950,000

Utilities 0.22%
NYC Muni Water	1.83%	4/2/2018	8/1/2031	AAA	100	100,000
St Lucie Co PCR–FL Pwr & Lt Co	1.74%	4/2/2018	9/1/2028	Aa2	350	350,000
Total						450,000
Total Short-Term Investments (cost $1,400,000)						1,400,000
Total Investments in Securities 99.92% (cost $196,066,682)						199,131,940
Cash and Other Assets in Excess of Liabilities 0.08%						160,627
Net Assets 100.00%						$199,292,567

Note: See Footnotes to Schedule of Investments on page 129 of this report.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$197,731,940	$–	$197,731,940
Variable Rate Demand Notes	–	1,400,000	–	1,400,000
Total	$–	$199,131,940	$–	$199,131,940

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2018.

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 100.09%

Corporate-Backed 5.63%
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	$8,750	$9,327,063
CA Poll Ctl–Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575	2,700,660
Columbus Co Ind Facs–Intl Paper	5.70%		5/1/2034	BBB	2,165	2,335,472
Gloucester Co Poll Ctl–Logan AMT	5.00%		12/1/2024	BBB-	1,000	1,083,450
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB-	2,400	2,706,336
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B	3,000	3,195,960
IL Fin Auth–Leafs Hockey Club(e)	6.00%		3/1/2037	NR	1,550	372,000
IL State GO	5.00%		12/1/2036	Baa3	6,700	6,869,912
LA Env Facs–Westlake Chem	3.50%		11/1/2032	BBB	11,800	11,679,994
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2028	A3	2,775	3,024,306
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2019	NR	1,495	1,498,154
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	855	513,000
NJ EDA–Goethals Brdg AMT	5.00%		7/1/2022	BBB-	1,650	1,817,871
NJ EDA–Goethals Brdg AMT	5.00%		1/1/2024	BBB-	1,500	1,684,920
NY Energy–ConEd AMT (XLCA)	2.27% (Auction Rate Based	)#	10/1/2035	A2	5,175	4,985,595
NYC Cap Res–Arthur Mgmt	7.00%		8/1/2025	NR	6,835	7,066,023
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	5,980	6,423,417
OH Air Quality–Pratt Paper†	4.50%		1/15/2048	NR	2,000	2,041,180
Onondaga Co IDA–Bristol Meyers AMT	5.75%		3/1/2024	A+	5,100	6,030,036
PA Econ Dev–US Airways	7.50%		5/1/2020	BB-	1,500	1,633,035
PA Econ Dev–US Airways	8.00%		5/1/2029	BB-	1,475	1,616,954
Phenix City IDB–Meadwestvaco	3.625%		5/15/2030	BBB	1,750	1,756,230
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB	6,625	7,053,439
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-	5,145	5,540,753
Selma IDB–Intl Paper	6.25%		11/1/2033	BBB	3,230	3,453,581
Syracuse IDA–Carousel Ctr AMT	5.00%		1/1/2034	Baa1	7,500	8,093,250
Syracuse IDA–Carousel Ctr AMT	5.00%		1/1/2035	Baa1	4,200	4,520,544
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,364,700
West Pace Coop Dist(e)	9.125%		5/1/2039	NR	4,900	2,842,000	(h)
Total						114,229,835

Education 6.84%
Build NYC Res Corp–NY Law	4.00%		7/1/2045	BBB-	2,445	2,449,572
CA Ed Facs–Chapman Univ	4.00%		4/1/2047	A2	1,500	1,541,100
CA Ed Facs–Stanford Univ	5.00%		5/1/2045	AAA	5,505	7,207,201

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
CA Fin Auth–Emerson Clg	6.00%	1/1/2042	BBB+		$1,875	$2,154,450
CA Sch Fin Auth–Green Dot Schs†	5.00%	8/1/2045	NR		1,250	1,329,463
Chicago Brd Ed	5.00%	12/1/2044	BB-	(c)	1,500	1,458,990
Chicago Brd Ed	5.00%	12/1/2046	BB-	(c)	3,000	2,906,580
CO Ed Facs–Univ of Denver	5.00%	3/1/2040	A1		3,500	3,979,185
Davie Edu Facs–Nova Southeastern Univ	6.00%	4/1/2042	A-		3,040	3,409,147
Detroit Sch Dist	5.00%	5/1/2029	Aa1		4,000	4,383,680
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		870	900,676
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2033	A-		1,000	1,116,370
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2035	A-		1,250	1,386,200
FL HI Ed–Nova Southeastern Univ	5.00%	4/1/2036	A-		2,000	2,217,920
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,051,082
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,901,691
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		1,750	1,745,030
IL Fin Auth–IL Inst of Tech	6.25%	2/1/2019	Baa3		590	608,485
IL Fin Auth–IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,019,130
IL Fin Auth–Roosevelt Univ	6.50%	4/1/2039	Ba1		3,500	3,673,950
IL Fin Auth–Univ Chicago	4.00%	10/1/2049	Aa2		5,000	5,058,700
MA DFA–Emerson Clg	5.00%	1/1/2035	BBB+		2,000	2,245,780
MA DFA–Emerson Clg	5.00%	1/1/2037	BBB+		550	614,702
MA DFA–Emerson Clg	5.00%	1/1/2040	BBB+		2,125	2,363,871
MA DFA–Emmanuel College	5.00%	10/1/2034	Baa2		1,325	1,464,827
MA DFA–Emmanuel College	5.00%	10/1/2043	Baa2		3,500	3,818,395
MA DFA–Harvard Univ	5.00%	7/15/2040	AAA		8,000	10,402,000
MA DFA–Suffolk Univ	5.00%	7/1/2032	Baa2		2,000	2,257,000
MA DFA–Suffolk Univ	5.00%	7/1/2033	Baa2		1,100	1,236,697
MA DFA–Suffolk Univ	5.00%	7/1/2034	Baa2		900	1,008,054
MA DFA–Wheelock Clg	5.25%	10/1/2037	BBB		3,750	3,750,337
NY Dorm–Barnard Clg	5.00%	7/1/2035	A1		2,400	2,720,376
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,482,700
NY Dorm–NYU	5.00%	7/1/2030	Aa2		2,155	2,412,566
NY Dorm–NYU	5.00%	7/1/2031	Aa2		4,215	4,709,967
NY Dorm–SUNY	5.00%	7/1/2035	Aa2		2,100	2,287,215
NY Dorm–Touro Clg	5.00%	1/1/2047	BBB-	(c)	9,500	10,355,950
NY Dorm–Touro Clg	5.50%	1/1/2039	BBB-	(c)	2,450	2,726,924
NYC IDA–Yankee Stadium	Zero Coupon	3/1/2030	AA		8,000	5,410,880
Pa Hi Ed–Drexel Univ	5.00%	5/1/2031	A		275	294,984

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
PA HI Ed–Drexel Univ	5.00%	5/1/2034	NR	$2,750	$3,097,737
Univ of CT	5.25%	11/15/2047	AA-	7,000	8,051,400
Univ of North Carolina–Wilmington	5.00%	6/1/2037	A1	6,340	7,160,142
Volusia Co EDA–Embry-Riddle Univ	5.00%	10/15/2042	A3	785	883,125
Volusia Co EDA–Embry-Riddle Univ	5.00%	10/15/2047	A3	2,250	2,521,553
Total					138,775,784

General Obligation 18.22%
Atlantic City GO (BAM)	5.00%	3/1/2032	AA	300	338,595
Beaverton Sch Dist	Zero Coupon	6/15/2036	AA+	7,100	8,114,448
Bellwood GO	6.15%	12/1/2032	A	2,765	3,169,602
CA State GO	4.00%	9/1/2037	AA-	5,000	5,255,100
CA State GO	5.00%	2/1/2033	AA-	10,000	10,972,000
CA State GO	5.00%	9/1/2037	AA-	3,000	3,467,160
CA State GO	5.00%	8/1/2038	AA-	3,300	3,804,042
CA State GO	5.25%	9/1/2024	AA-	5,000	5,573,450
CA State GO	5.25%	8/1/2032	AA-	7,500	8,823,525
CA State GO	5.50%	3/1/2040	AA-	9,250	9,886,307
CA State GO	5.60%	3/1/2036	AA-	7,330	7,853,728
CA State GO	6.50%	4/1/2033	AA-	13,400	14,050,704
Chicago Brd Ed	6.50%	12/1/2046	B	1,000	1,138,990
Chicago Brd Ed†	7.00%	12/1/2046	B	1,200	1,424,568
Chicago GO	5.00%	1/1/2026	BBB+	4,950	5,358,821
Chicago GO	5.00%	1/1/2033	BBB+	2,340	2,382,962
Chicago GO	5.00%	1/1/2034	BBB+	3,150	3,202,416
Chicago GO	5.00%	1/1/2034	BBB+	5,000	5,140,250
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,048,100
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,556,768
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,058,140
Chicago GO	5.50%	1/1/2042	BBB+	250	263,198
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,263,950
Chicago GO	6.00%	1/1/2038	BBB+	17,830	20,046,091
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	10,197,562
Cook Co GO	5.00%	11/15/2030	AA-	1,000	1,125,760
Cook Co GO	5.00%	11/15/2031	AA-	2,150	2,413,526
Cook Co GO	5.00%	11/15/2034	AA-	500	556,145
Cook Co GO	5.00%	11/15/2035	AA-	1,000	1,109,140
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	11,106,400

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
CT State GO	4.00%	8/15/2032	A+	$5,000	$5,154,150
CT State GO	4.00%	4/15/2037	A+	2,000	2,013,560
CT State GO(b)	5.00%	12/1/2022	A+	10,000	10,699,400
CT State GO(b)	5.00%	12/1/2023	A+	10,000	10,699,400
DC GO	4.00%	6/1/2037	Aa1	5,500	5,806,515
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	BB-	4,000	4,048,600
HI State GO(b)	5.00%	8/15/2030	AA+	10,000	11,065,650
IL State GO	4.00%	6/1/2034	BBB-	2,250	2,051,483
IL State GO	5.00%	6/1/2027	BBB-	2,000	2,078,640
IL State GO	5.00%	11/1/2028	BBB-	12,795	13,308,079
IL State GO	5.00%	3/1/2030	BBB-	6,500	6,617,455
IL State GO	5.00%	1/1/2033	BBB-	3,500	3,547,390
IL State GO	5.00%	1/1/2035	BBB-	11,200	11,429,824
IL State GO	5.00%	1/1/2041	BBB-	3,580	3,625,609
IL State GO	5.50%	7/1/2033	BBB-	9,020	9,342,826
IL State GO	5.50%	7/1/2038	BBB-	5,345	5,503,746
Kansas City GO	5.00%	4/1/2040	AA-	3,500	3,866,625
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	4,849,300
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	2,250	2,512,463
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	3,290	3,703,948
Middletown CSD	5.25%	12/1/2040	AA	2,250	2,516,355
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	2,000	1,776,760
Nassau Co GO	5.00%	1/1/2035	A+	1,020	1,151,723
Nassau Co GO	5.00%	1/1/2036	A+	1,150	1,295,981
Nassau Co GO	5.00%	1/1/2038	A+	1,500	1,684,935
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	7,660	4,582,365
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB+	6,910	4,005,589
NYC GO	5.00%	8/1/2027	AA	6,000	6,801,300
NYC GO	5.00%	12/1/2041	AA	3,400	3,884,500
PA State GO	4.00%	9/15/2030	Aa3	10,000	10,626,200
Philadelphia GO	5.00%	8/1/2036	A	8,400	9,487,716
Philadelphia GO	5.00%	8/1/2037	A	3,150	3,549,830
Philadelphia GO	5.25%	7/15/2031	A	1,400	1,567,622
Philadelphia GO	5.25%	7/15/2032	A	3,000	3,350,730
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,114,110
Philadelphia Sch Dist	5.00%	9/1/2037	A2	800	884,912
Philadelphia Sch Dist	5.00%	9/1/2038	A2	1,000	1,104,610

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Pittsburgh GO (BAM)	5.00%		9/1/2029	AA		$1,100	$1,243,847
Pittsburgh GO (BAM)	5.00%		9/1/2030	AA		1,215	1,371,601
Pittsburgh GO (BAM)	5.00%		9/1/2032	AA		1,160	1,313,155
Port Houston Auth AMT	6.25%		10/1/2029	AAA		1,000	1,023,210
San Francisco Arpt AMT	5.25%		5/1/2042	A+		4,000	4,641,480
Sweetwater UHSD (BAM)	5.00%		8/1/2026	AA		5,000	5,736,700
Tuscaloosa Co Brd of Ed	5.00%		8/1/2046	AA		5,000	5,661,000
Union Co Util Auth–Covanta GTD AMT	4.75%		12/1/2031	AA+		4,000	4,311,440
Yosemite CCD	Zero Coupon	#(a)	8/1/2042	Aa2		3,000	2,177,520
Total							369,491,302

Health Care 12.70%
AL PFA–AL Proton Therapy†	6.85%		10/1/2047	NR		2,160	2,170,454
Allen Co Hsp–Catholic Hlth Ptnrs	5.00%		5/1/2033	A+		7,065	7,657,047
Antelope Valley Hlth	5.00%		3/1/2041	Ba3		3,000	3,129,240
Antelope Valley Hlth	5.00%		3/1/2046	Ba3		2,100	2,183,328
CA Hlth–Sutter Hlth(d)	4.00%		11/15/2042	AA-		2,000	2,056,260
CA Hlth–Sutter Hlth	5.25%		8/15/2031	AA-		4,500	5,004,855
CA Hlth Facs–Kaiser Permanente	5.00%		11/1/2047	AA-		5,000	6,495,900
CA Muni Fin–Cmnty Med Ctrs	5.00%		2/1/2047	A-		2,500	2,738,800
CA Statewide–Beverly	5.00%		2/1/2045	BBB-		5,000	5,433,700
CA Stwde–Eskaton Pptys	5.25%		11/15/2034	BBB		1,375	1,500,592
CA Stwde–Loma Linda Univ Med Ctr	5.50%		12/1/2054	BB		6,875	7,480,825
Cass Co–Essentia Hlth Rmkt (AG)	5.125%		2/15/2037	AA		5,000	5,249,000
Cumberland Co Mun Auth–Diakon Lutheran	6.125%		1/1/2029	BBB+	(c)	100	102,675
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2052	NR		8,075	8,857,548
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2057	NR		4,750	5,188,235
Denver Hlth & Hsp Auth	2.444% (3 Mo. LIBOR * .67 + 1.10%	)#	12/1/2033	BBB		4,745	4,402,269
Denver Hlth & Hsp Auth	5.25%		12/1/2045	BBB		700	753,445
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%		7/1/2030	Ba1		1,510	1,625,726
Franklin Co Hlth–OPRS Cmntys	6.125%		7/1/2040	NR		4,400	4,860,768
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%		8/15/2054	AA-		4,825	5,574,805
Glynn Brunswick Mem Hsp–SE GA Hlth	5.50%		8/1/2028	A-		515	520,943
Greenville Hlth Sys	5.00%		5/1/2034	A+		3,970	4,401,063
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2045	BB		1,500	1,526,640
IL Fin Auth–Northwestern Mem Hsp(b)	5.75%		1/1/2026	AA+		2,500	2,636,950
IN Fin Auth–Major Hsp	5.00%		10/1/2029	Baa2		1,500	1,635,045

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
IN Hlth Facs–Ascension Hlth	5.00%	11/15/2036	Aa2		$3,600	$4,084,272
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2021	NR		595	646,515
Kirkwood IDA–Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,296,812
LA PFA–Ochsner Clinic	6.25%	5/15/2031	A3		8,090	9,126,248
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(c)	1,350	1,422,711
MA DFA–Boston Med Ctr	5.00%	7/1/2031	BBB		1,900	2,135,771
MA DFA–Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,138,050
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,000	3,256,710
MD Hlth & HI Ed–Adventist	5.50%	1/1/2046	Baa3		9,000	10,093,140
MD Hlth & HI Ed–Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		4,275	4,671,506
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2036	BBB		1,320	1,452,726
MD Hlth & HI Ed–Mercy Med Ctr	5.00%	7/1/2038	BBB		2,250	2,461,095
MD Hlth & Hi Ed–Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,349,508
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%	7/1/2032	Ba3		11,150	12,516,767
Meadville Med Center	6.00%	6/1/2046	NR		790	819,830
Meadville Med Center	6.00%	6/1/2051	NR		930	960,169
Mesquite Hlth–Christian Care Ctrs	5.125%	2/15/2042	BB+	(c)	1,000	1,039,700
MN Hlth–Mayo Clinic	5.00%	11/15/2036	AA		2,950	3,704,639
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2024	A-	(c)	3,150	3,454,857
Montgomery Co IDA–ACTS Retirement	5.00%	11/15/2025	A-	(c)	1,300	1,421,550
Montgomery Co IDA–Jefferson Hlth	5.00%	10/1/2027	AA		3,500	3,798,725
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		2,500	2,619,575
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,111,870
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	642,449
Nassau Co LEAC–Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,787,638
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,433,432
NY Dorm–Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,086,410
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2040	BBB-		1,300	1,395,251
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,535,768
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	5,928,204
OK DFA–OU Med(d)	5.50%	8/15/2052	Baa3		2,700	3,016,413
OK DFA–OU Med(d)	5.50%	8/15/2057	Baa3		3,600	3,996,180
Palomar Hlth	5.00%	11/1/2036	BBB-		4,025	4,431,324
Pell City Spl Care Facs–Noland Hlth	5.00%	12/1/2031	A		4,845	5,236,088
Philadelphia Hsps–Temple Univ Hlth	5.00%	7/1/2032	BBB-		850	932,314
Pulaski Co Pub Facs–Baptist Hlth	5.00%	12/1/2039	A+		5,750	6,333,625
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2042	BB	(c)	750	820,410

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2047	BB	(c)	$675	$735,467
Tarrant Co Cultural–Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,547,040
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2049	BBB+	(c)	750	792,960
Tempe IDA–ASU Mirabella†	6.125%	10/1/2047	NR		1,150	1,186,306
UCal Med Ctr	5.25%	5/15/2038	AA-		660	751,067
Upland COP–San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,615,400
VT Ed & Hlth–Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	5,074,110
WA Hlth Care–Overlake Hsp	5.00%	7/1/2038	A		4,000	4,380,720
Ward Co Hlth Facs–Trinity Hlth	5.00%	6/1/2048	BBB-		2,110	2,284,645
WI Hlth & Ed–Marshfield Hlth Sys	4.00%	2/15/2050	NR		7,780	7,765,763
WV Hsp–Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,019,740
Total						257,497,583

Housing 1.13%
CA Muni Fin–Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,750	1,875,702
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		550	599,500
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,525,239
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,000	5,287,300
HI Hsg Fin & Dev–Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A1		2,000	2,075,040
IL Fin Auth–CHF–UIC	5.00%	2/15/2047	Baa3		900	960,984
IL Fin Auth–CHF–UIC	5.00%	2/15/2050	Baa3		1,500	1,595,655
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	BB		1,355	1,375,393
Los Angeles Hsg	6.25%	6/1/2034	A-		4,220	4,373,186
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,047,390
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2039	BBB-		1,150	1,196,288
Toledo/Lucas Port Auth–Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,037,360
Total						22,949,037

Lease Obligations 6.02%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A+		5,600	6,160,952
CA Pub Wks–Various Cap Proj	5.00%	4/1/2033	A+		8,500	9,336,995
CA Pub Wks–Various Cap Proj	5.125%	10/1/2031	A+		2,500	2,739,350
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2026	AA		5,275	5,986,281
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2028	AA		7,000	7,691,110
Houston Co Coop Dist–Country Crossing(e)	12.50%	6/7/2013	NR		1,768	247,520	(h)
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,500	3,816,645
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB+		6,500	7,027,800
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB+		3,000	3,222,660

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)
IN Fin Auth–OH River Brdgs AMT	5.00%		7/1/2044	BBB+		$3,145	$3,370,622
IN Fin Auth–Stadium	5.25%		2/1/2032	AA+		4,500	5,241,825
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2026	A1		5,000	5,775,800
NJ EDA–Bldgs	5.00%		6/15/2047	BBB+		5,475	5,852,228
NJ EDA–Goethals Brdg AMT	5.625%		1/1/2052	BBB-		7,500	8,322,450
NJ EDA–Sch Facs	3.18% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	BBB+		4,625	4,570,980
NJ EDA–Sch Facs	5.00%		3/1/2028	BBB+		3,845	4,072,778
NJ EDA–Sch Facs	5.00%		6/15/2042	A-	(c)	4,500	4,807,530
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+		4,425	4,846,437
NJ Trans Trust Fund	5.00%		6/15/2042	BBB+		2,215	2,296,268
NYC TFA–Bldg Aid	5.00%		7/15/2030	AA		10,000	11,103,700
NYC TFA–Bldg Aid	5.00%		7/15/2031	AA		6,000	6,657,000
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	Aa3		3,150	3,662,316
San Diego PFA–Master Lease	5.25%		9/1/2035	AA-		5,000	5,379,350
Total							122,188,597

Other Revenue 6.52%
Apache Co Poll Ctl–Tucson Elec	4.50%		3/1/2030	A-		8,165	8,785,458
Arlington Hi Ed Fin Corp–Arlington Classics	7.65%		8/15/2040	BB+		5,750	6,229,837
Baker Correctional Dev	8.50%		2/1/2030	NR		3,400	2,869,566
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2030	BBB-		2,340	2,679,464
CA Infra & Econ Dev–Acad Motion Pict	5.00%		11/1/2041	Aa2		2,500	2,778,050
CA Infra & Econ Dev–Gladstone Inst	5.25%		10/1/2034	A-		8,100	8,857,998
City of Miami Beach–Parking Revs (BAM)	5.00%		9/1/2040	AA		2,000	2,233,000
Cleveland Arpt	5.00%		1/1/2030	A-		2,000	2,156,780
Clifton Higher Ed–IDEA Pub Schs	6.00%		8/15/2043	BBB+		1,000	1,143,120
DC Rev–Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB		1,500	1,649,520
DC Rev–KIPP Chtr Sch	6.00%		7/1/2043	BBB+		1,000	1,188,850
DC Rev–KIPP Chtr Sch	6.00%		7/1/2048	BBB+		1,000	1,188,850
Denver Conv Ctr	5.00%		12/1/2034	Baa2		1,000	1,126,320
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	BB	(c)	5,500	6,042,520
Grand River Hosp Dist	5.25%		12/1/2034	AA		900	1,055,727
Grand River Hosp Dist	5.25%		12/1/2035	AA		900	1,052,199
Grand River Hosp Dist	5.25%		12/1/2037	AA		900	1,046,934
HI Dept Budget–Hawaiian Electric AMT	3.25%		1/1/2025	Baa2		3,250	3,293,193
IL Fin Auth–Noble Chrter Schs	6.125%		9/1/2039	BBB		5,100	5,680,125
IN Fin Auth–Drexel Foundation	7.00%		10/1/2039	B		1,250	1,266,900
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	Aa3		6,645	7,463,797

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Long Beach Nat Gas–ML	2.682% (3 Mo. LIBOR * .67 + 1.45%	)#	11/15/2027	A-	$9,000	$9,071,730
Lower AL Gas Dist–Goldman Sachs	5.00%		9/1/2046	A3	5,000	6,116,500
MA DFA–Broad Inst	5.25%		4/1/2037	AA-	7,250	7,967,097
MD Stadium Auth	5.00%		5/1/2047	AA-	4,750	5,437,420
Met Boston Trans Pkg Corp	5.25%		7/1/2033	A+	11,000	12,059,080
MI Pub Ed–Bradford Admy	8.75%		9/1/2039	NR	2,250	1,788,660
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.125%		1/1/2025	NR	1,250	13,125
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%		1/1/2037	NR	1,700	17,850
NJ EDA–Team Academy	6.00%		10/1/2043	BBB	3,500	3,874,920
Philadelphia Gas Works	5.00%		10/1/2032	A	4,115	4,691,676
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%		7/15/2039	A3	7,000	7,000,980
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2031	A3	3,995	4,368,333
Total						132,195,579

Special Tax 3.43%
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba1	1,845	2,024,869
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa3	4,300	4,504,680
Allentown Neighborhood Impt†	5.00%		5/1/2042	Ba1	1,500	1,594,410
Arlington GO	5.00%		2/15/2048	AA	5,000	5,629,900
Aurora TIF–East River	6.75%		12/30/2027	NR	700	712,684
CT Spl Tax–Trans Infra	5.00%		8/1/2034	AA	3,600	3,970,656
CT Spl Tax–Trans Infra	5.00%		1/1/2037	AA	6,300	7,041,132
CT Spl Tax–Trans Infra	5.00%		1/1/2038	AA	4,500	5,021,505
Gramercy Farms CDD~	Zero Coupon		5/1/2039	NR	4,545	2,636,100
Gramercy Farms Cmnty Dev Dist(e)	5.25%		5/1/2039	NR	1,340	13
Houston Co Coop Dist–Country Crossing(e)	10.00%		5/1/2039	NR	5,000	550,000	(h)
Inland Valley Redev Agy	5.25%		9/1/2037	A-	3,375	3,767,951
Irvine CFD–Great Park	5.00%		9/1/2044	NR	500	541,230
Millsboro Spl Oblig–Plantation Lakes	5.45%		7/1/2036	NR	1,965	1,775,319
NJ EDA–Kapkowski Rd Landfill	6.50%		4/1/2028	Ba2	2,325	2,735,967
NYC IDA–Yankee Stadium (NPFGC)(FGIC)	2.931% (CPI Based	)#	3/1/2024	Baa1	4,500	4,444,290
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2030	AA	1,000	1,144,670
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2031	AA	1,400	1,598,100
Riverside Co Redev Agy–Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon		10/1/2041	A	11,195	13,101,397
San Francisco Redev–Mission Bay South	7.00%		8/1/2033	BBB+	1,000	1,144,790

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)
San Francisco Redev–Mission Bay South	7.00%	8/1/2041	BBB+		$1,400	$1,602,706
Sparks Tourism Impt Dist†	6.50%	6/15/2020	Ba3		900	904,932
Sparks Tourism Impt Dist†	6.75%	6/15/2028	Ba3		2,500	2,513,125
Stone Canyon CID(e)	5.70%	4/1/2022	NR		1,000	245,000
Stone Canyon CID(e)	5.75%	4/1/2027	NR		1,300	318,500
Total						69,523,926

Tax Revenue 3.93%
Chicago Brd Ed–CIT	5.00%	4/1/2042	A	(c)	1,800	1,937,664
Chicago Brd Ed–CIT	5.00%	4/1/2046	A	(c)	2,050	2,200,388
Cook Co Sales Tax	4.00%	11/15/2034	AAA		3,000	3,116,520
MA Sch Bldg Auth–Sales Tax(b)	5.00%	2/1/2028	AA+		20,000	21,984,100
Met Pier & Expo Auth–McCormick Place	5.50%	6/15/2053	BB+		4,150	4,436,765
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2045	AA		3,145	907,993
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	Baa2		10,000	5,654,500
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	Baa2		20,000	8,148,000
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	Baa2		15,000	5,791,050
NJ EDA–Cigarette Tax	5.00%	6/15/2023	BBB+		2,065	2,249,735
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+		1,000	1,082,440
Nrthn IN Cmmtr Trans Dist	5.00%	7/1/2041	AA-		3,250	3,635,840
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3		2,500	2,812,750
NYC TFA–Future Tax	4.00%	5/1/2037	AAA		2,700	2,823,417
PR Corp Sales Tax(e)	5.00%	8/1/2043	Ca		5,130	1,218,375
PR Corp Sales Tax(e)	5.375%	8/1/2039	Ca		6,510	1,546,125
PR Corp Sales Tax(e)	5.50%	8/1/2040	Ca		5,580	1,325,250
PR Corp Sales Tax(e)	6.125%	8/1/2029	Ca		2,000	475,000
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A		4,190	4,702,018
Yorba Linda Redev Agy	6.00%	9/1/2026	NR		1,145	1,302,987
Yorba Linda Redev Agy	6.50%	9/1/2032	NR		2,000	2,305,300
Total						79,656,217

Tobacco 4.46%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR		18,000	1,205,100
Buckeye Tobacco	5.125%	6/1/2024	B-		10,000	9,802,900
Buckeye Tobacco	5.75%	6/1/2034	B-		2,835	2,785,387

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)
Buckeye Tobacco	5.875%	6/1/2047	B-	$5,000	$4,943,750
Golden St Tobacco	5.00%	6/1/2029	BBB	2,500	2,839,900
Golden St Tobacco	5.00%	6/1/2033	B+	2,200	2,202,200
Golden St Tobacco	5.125%	6/1/2047	B-	11,500	11,500,115
PA Tob Settlement	4.00%	6/1/2039	AA	15,000	15,161,850
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,818,663
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR	5,625	6,330,994
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	5,895	5,894,705
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,158,500
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	1,750	1,751,505
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	6,255	6,254,875
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	5,000	4,999,850
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,195	3,169,568
TSASC	5.00%	6/1/2035	A-	1,140	1,257,933
TSASC	5.00%	6/1/2036	A-	570	627,103
TSASC	5.00%	6/1/2048	NR	3,700	3,703,589
Total					90,408,487

Transportation 18.20%
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA	2,000	2,252,620
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA	2,000	2,247,440
Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+	2,000	2,239,060
Atlanta Arpt–PFC	5.00%	1/1/2028	AA-	1,000	1,136,410
Atlanta Arpt–PFC	5.00%	1/1/2031	AA-	4,000	4,538,720
Central TX Mobility Auth	5.00%	1/1/2045	BBB+	4,500	4,943,520
Central TX Mobility Auth	6.00%	1/1/2041	BBB+	10,000	11,088,200
Central TX Tpk	5.00%	8/15/2033	BBB+	4,550	5,004,454
Charlotte Arpt	5.00%	7/1/2031	AA-	4,815	5,450,243
Chicago Midway Arpt AMT	5.00%	1/1/2026	A	2,000	2,230,780
Chicago O’Hare Arpt	5.625%	1/1/2035	A	280	304,926
Chicago O’Hare Arpt–TRIPS(d)	5.00%	7/1/2048	NR	2,500	2,736,500
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	900	1,000,413
Delaware River Port Auth	5.00%	1/1/2034	A	7,200	7,970,328
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A-	4,200	2,507,988
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A-	7,720	3,283,239
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2	2,430	2,715,331
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2	1,000	1,106,750
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2	1,000	1,101,060

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		$4,500	$2,437,695
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		9,000	10,548,450
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		8,000	9,357,760
Greater Orlando Aviation AMT	4.00%	10/1/2052	A1		7,500	7,564,950
Hampton Roads Trans Commn	5.50%	7/1/2057	NR		6,000	7,174,920
HI Arpt	5.00%	7/1/2034	A+		3,000	3,201,930
HI Arpts AMT	5.00%	7/1/2041	A+		5,000	5,533,300
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2035	BB-		4,000	4,313,240
Houston Arpt–Continental Airlines AMT	6.625%	7/15/2038	BB-		2,500	2,760,600
Lee Co Arpt AMT	5.375%	10/1/2032	A		3,695	4,024,594
Los Angeles Dept Arpts–LAX AMT	5.00%	5/15/2041	AA		4,000	4,444,120
MA Port Auth	4.00%	7/1/2046	AA		5,465	5,584,246
MA Port Auth AMT	5.00%	7/1/2040	AA		1,500	1,668,150
MA Port Auth AMT	5.00%	7/1/2045	AA		3,315	3,675,340
Met DC Arpt AMT	5.00%	10/1/2027	AA-		3,250	3,673,962
Met DC Arpt AMT	5.00%	10/1/2028	AA-		2,000	2,228,020
Met DC Arpt AMT	5.00%	10/1/2035	AA-		4,525	5,112,254
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2030	A-		550	623,139
Miami Dade Co–Rickenbacker Cswy	5.00%	10/1/2032	A-		1,160	1,309,849
Miami Dade CO Aviation–Mia	5.00%	10/1/2041	A		6,350	7,174,103
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2028	A		4,435	4,974,340
Miami Dade Co Aviation–MIA AMT	5.00%	10/1/2029	A		2,500	2,796,175
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(c)	5,900	6,925,125
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,237,520
MTA NY	5.00%	11/15/2030	A+		5,095	5,656,367
MTA NY	6.50%	11/15/2028	A+		1,440	1,484,006
NC Tpk Auth–Triangle Exprs	5.00%	1/1/2032	BBB		1,000	1,153,620
New Orleans Aviation Brd AMT	5.00%	1/1/2040	A-		5,000	5,459,400
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1		2,750	3,107,638
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1		1,000	1,122,980
NJ Tpk Auth	4.00%	1/1/2043	NR		2,000	2,065,180
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		4,500	4,937,625
North TX Twy Auth	5.00%	1/1/2040	A1		4,350	4,737,889
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		5,150	5,585,690
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		14,210	15,576,576
PA Econ Dev–Rapid Bridge AMT	5.00%	12/31/2038	BBB		2,500	2,704,925
PA Tpk Commn	4.00%	12/1/2038	A3		3,425	3,457,709

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
PA Tpk Commn	5.00%	6/1/2029	A3	$9,000	$10,190,610
Philadelphia Airport	5.00%	7/1/2042	A	4,440	4,961,922
Philadelphia Airport AMT	5.00%	7/1/2047	A	7,500	8,350,275
Port Auth NY & NJ	5.25%	10/15/2055	AA-	3,325	3,756,685
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,875	2,056,594
Port Oakland AMT	5.00%	5/1/2028	A+	2,350	2,544,745
Port of Portland–Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	2,000	2,186,800
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA	2,000	2,172,240
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,130,800
Regional Trans Dist–Denver Trans	6.00%	1/15/2034	Baa3	1,800	1,944,738
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,555,524
Sacramento Co Arpt	5.00%	7/1/2041	A-	7,000	7,922,670
San Antonio Arpt AMT	5.00%	7/1/2045	A+	8,435	9,209,839
San Antonio Arpt AMT (AGM)	5.25%	7/1/2032	AA	1,500	1,503,585
San Diego–South Bay Expwy	5.00%	7/1/2037	A	2,000	2,292,920
San Francisco Arpt AMT	5.00%	5/1/2025	A+	5,000	5,437,700
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,827,470
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB	10,000	10,860,500
San Jose Arpt AMT	5.00%	3/1/2047	NR	2,800	3,130,428
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,594,900
South Carolina Ports AMT	5.25%	7/1/2055	A+	5,000	5,531,750
South Jersey Port Corp AMT	5.00%	1/1/2042	Baa1	1,500	1,621,230
South Jersey Port Corp AMT	5.00%	1/1/2048	Baa1	1,750	1,882,650
St Louis Arpt–Lambert Intl Arpt	6.25%	7/1/2029	A-	3,020	3,181,087
VA Small Bus Fing–95 Express Lanes AMT	5.00%	7/1/2034	BBB	1,525	1,637,240
VA Small Bus Fing–95 Express Lanes AMT	5.00%	1/1/2040	BBB	4,880	5,208,766
VA Small Bus Fing–Elizabeth River AMT	5.25%	1/1/2032	BBB	6,100	6,668,337
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB	1,230	1,377,526
VA Small Bus Fing–I-66 AMT	5.00%	12/31/2052	Baa3	7,250	7,869,295
Wayne Co Arpt AMT	5.00%	12/1/2039	A	1,700	1,854,479
Wayne Co Arpt AMT	5.00%	12/1/2042	A2	1,200	1,333,932
Wayne Co Arpt AMT	5.00%	12/1/2047	A2	1,000	1,107,320
Total					369,155,926

Utilities 13.01%
Adelanto Util Sys (AGM)	5.00%	7/1/2039	AA	1,500	1,718,400
Baltimore Wastewater	5.00%	7/1/2039	AA-	4,250	4,804,115
Baltimore Water	5.00%	7/1/2032	AA-	2,435	2,768,473

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Baltimore Water	5.00%		7/1/2046	AA-	$10,000	$11,306,000
Burke Co Dev–Oglethorpe Power	3.00%	#(a)	11/1/2045	A-	5,000	4,942,200
Central Plains–Goldman Sachs	5.00%		9/1/2032	A3	5,000	5,399,450
Central Plains–Goldman Sachs	5.00%		9/1/2042	BBB+	11,040	13,313,467
Central Plains–Goldman Sachs	5.25%		9/1/2037	A3	9,025	9,838,423
Chicago Wastewater	5.00%		1/1/2047	A	1,325	1,434,074
Chicago Water	5.00%		11/1/2029	A	4,560	5,183,990
Chicago Water	5.00%		11/1/2036	A	1,775	1,979,320
Chicago Water	5.00%		11/1/2039	A	2,600	2,809,846
Chicago Water (AGM)	5.00%		11/1/2036	AA	3,000	3,366,030
Chicago Water (AGM)	5.00%		11/1/2037	AA	2,500	2,802,875
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	Aa2	2,125	2,222,495
CO Public Auth–ML	6.50%		11/15/2038	A-	4,270	5,945,377
Compton Water	6.00%		8/1/2039	NR	5,500	5,691,785
DE EDA–NRG Energy	5.375%		10/1/2045	Baa3	9,000	9,370,170
Detroit Sewer	5.00%		7/1/2034	BBB+	1,595	1,754,341
El Dorado Irrigation Dist (AGM)	5.00%		3/1/2034	AA	3,600	4,053,672
HI Dept Budget–Hawaiian Electric AMT	4.00%		3/1/2037	Baa2	5,000	5,013,650
IN Muni Pwr	5.25%		1/1/2030	A+	2,000	2,309,100
IN Muni Pwr	5.25%		1/1/2032	A+	2,050	2,366,828
Jefferson Co Sewer	6.50%		10/1/2053	BBB-	2,000	2,369,000
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2027	AA	4,875	3,343,031
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA	2,215	2,480,778
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	A-	5,000	5,534,550
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	A-	4,000	4,418,440
Lansing Brd Wtr & Light	5.00%		7/1/2030	AA-	4,735	5,157,125
Long Beach Nat Gas–ML	5.50%		11/15/2037	A-	5,825	7,400,837
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA	9,710	10,685,564
Lower Colo Riv Auth–Transmn Contract	5.00%		5/15/2040	A	2,625	2,893,643
Maricopa Co Poll Ctl–El Paso Elec	7.25%		2/1/2040	Baa1	3,500	3,650,255
MO Joint Muni Elec Util Commn	5.00%		12/1/2040	A2	4,600	5,137,832
New Orleans Water	5.00%		12/1/2034	A-	1,000	1,113,520
New Orleans Water	5.00%		12/1/2040	A-	1,250	1,378,525
North Sumter Co Util Dep Dist	5.375%		10/1/2030	A	5,000	5,392,100
OH Air Quality–Ohio Vly Elec	5.625%		10/1/2019	BBB-	4,620	4,756,937
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+	3,500	3,941,350
Paducah Electric (AGM)	5.00%		10/1/2033	AA	1,000	1,115,620

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2018

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Paducah Electric (AGM)		5.00%		10/1/2035	AA		$1,000	$1,110,950
Philadelphia Gas Works		5.00%		8/1/2029	A		1,750	2,000,898
Philadelphia Gas Works		5.00%		8/1/2030	A		1,500	1,709,730
Philadelphia Gas Works		5.00%		8/1/2047	A		3,000	3,370,590
Philadelphia Water & Wastewater		5.00%		7/1/2028	A+		2,520	2,904,325
Philadelphia Water & Wastewater		5.00%		7/1/2030	A+		3,355	3,849,997
Philadelphia Water & Wastewater		5.25%		10/1/2052	A+		5,550	6,401,536
Pima CO IDA–Tucson Elec		4.00%		9/1/2029	A-		5,040	5,310,850
PR Elec Pwr Auth(e)	1.835% (3 Mo. LIBOR * .67 + .70%		)#	7/1/2031	Ca		4,000	1,505,000
Salt Verde Fin Corp–Citi		5.00%		12/1/2032	BBB+		3,145	3,698,111
Salt Verde Fin Corp–Citi		5.00%		12/1/2037	BBB+		11,705	13,907,647
Salt Verde Fin Corp–Citi		5.25%		12/1/2027	BBB+		3,685	4,311,708
Southern CA Pub Pwr Auth–Goldman Sachs	2.658% (3 Mo. LIBOR * .67 + 1.47%		)#	11/1/2038	A3		3,000	2,724,420
TEAC–Goldman Sachs		5.625%		9/1/2026	BBB	(c)	3,000	3,449,130
Trimble Env Facs–Louisville Gas & Elec		3.75%		6/1/2033	A1		11,250	11,345,287
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2028	A3		3,520	3,871,718
TX Muni Gas Acq & Supply–Macquarie		5.00%		12/15/2029	A3		9,520	10,449,152
WV EDA–Morgantown Energy AMT		2.875%		12/15/2026	Baa3		865	848,081
Total								263,932,318
Total Municipal Bonds (cost $1,976,411,970)								2,030,004,591

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date
SHORT-TERM INVESTMENTS 0.94%

Variable Rate Demand Notes 0.94%

Money Market Securities 0.41%
NYC TFA	1.81%	4/2/2018		11/1/2022	AAA		8,320	8,320,000

Tax Revenue 0.13%
NYC TFA–Future Tax	1.83%	4/2/2018		11/1/2022	AAA		2,605	2,605,000

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND March 31, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 0.40%
Appling Co Dev–GA Power	1.84%	4/2/2018	9/1/2029	A-	$1,150	$1,150,000
Appling Co Dev–GA Power	1.84%	4/2/2018	9/1/2041	A-	5,000	5,000,000
NYC Muni Water	1.83%	4/2/2018	8/1/2031	AAA	1,900	1,900,000
Total						8,050,000
Total Short-Term Investments (cost $18,975,000)						18,975,000
Total Investments in Securities 101.03% (cost $1,995,386,970)						2,048,979,591
Liabilities in Excess of Cash and Other Assets (1.03%)						(20,866,144)
Net Assets 100.00%						$2,028,113,447

Note: See Footnotes to Schedule of Investments on page 129 of this report.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds
Corporate-Backed	$–	$111,387,835	$2,842,000	$114,229,835
Lease Obligations	–	121,941,077	247,520	122,188,597
Special Tax	–	68,973,926	550,000	69,523,926
Remaining Industries	–	1,724,062,233	–	1,724,062,233
Variable Rate Demand Notes	–	18,975,000	–	18,975,000
Total	$–	$2,045,340,071	$3,639,520	$2,048,979,591
Liabilities
Trust Certificates(4)	$–	$(26,250,000)	$–	$(26,250,000)
Total	$–	$(26,250,000)	$–	$(26,250,000)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2018.
(4)	Refer to Note 2(h) for a description of Municipal Bonds Held in Trust.

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND March 31, 2018

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Municipal Bonds
Balance as of October 1, 2017	$17,719,035
Accrued Discounts (Premiums)	–
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	–
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	(14,079,515)
Balance as of March 31, 2018	$3,639,520
Change in unrealized appreciation/depreciation for period ended March 31, 2018, related to Level 3 investments held at March 31, 2018	$–

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.45%

Corporate-Backed 11.26%
Allegheny Co IDA–US Steel	6.875%		5/1/2030	B	$6,050	$6,185,641
Beauregard Parish–Office Max	6.80%		2/1/2027	B3	5,000	5,014,900
Build NYC Res Corp–Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,559,736
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	9,000	9,593,550
Cleveland Arpt–Continental Airlines AMT	5.375%		9/15/2027	BB-	15,240	15,284,348
Fort Bend IDC–NRG Energy	4.75%		11/1/2042	Baa3	2,000	2,051,180
IA Fin Auth–Alcoa	4.75%		8/1/2042	BBB-	1,535	1,575,340
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B	24,910	26,537,121
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B	30	30,427
IL Fin Auth–Leafs Hockey Club(e)	5.875%		3/1/2027	NR	1,500	360,000
IL Fin Auth–Leafs Hockey Club(e)	6.00%		3/1/2037	NR	1,450	348,000
MA DFA–Covanta†	4.875%		11/1/2042	BB-	2,100	2,100,588
MA Port Auth–Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR	10,015	10,153,708
Maricopa Co IDA–Waste Mgmt AMT	3.375%	#(a)	12/1/2031	A-	4,165	4,299,988
MD EDC–Chesapeake Bay Hyatt(e)	5.00%		12/1/2016	NR	3,430	2,058,000
Niagara Area Dev Corp–Covanta AMT†	5.25%		11/1/2042	BB-	15,760	15,769,771
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB-	5,125	5,660,153
NJ EDA–Continental Airlines AMT	5.25%		9/15/2029	BB-	9,460	10,332,874
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB-	5,965	5,983,014
NJ EDA–Continental Airlines AMT	5.50%		6/1/2033	BB-	1,885	2,098,910
NJ EDA–Continental Airlines AMT	5.625%		11/15/2030	BB-	2,600	2,932,150
NY Liberty Dev Corp–3 WTC†	5.00%		11/15/2044	NR	33,725	35,808,193
NYC IDA–TRIPS AMT	5.00%		7/1/2028	BBB	6,135	6,589,910
OH Air Quality–Pratt Paper†	4.50%		1/15/2048	NR	10,500	10,716,195
OH Air Quality–Pratt Paper AMT†	4.25%		1/15/2038	NR	1,250	1,255,900
PA Econ Dev–Natl Gypsum AMT	5.50%		11/1/2044	NR	1,000	1,058,100
PA Econ Dev–US Airways	8.00%		5/1/2029	BB-	2,460	2,696,750
Port Seattle IDC–Delta Airlines AMT	5.00%		4/1/2030	BBB-	1,000	1,095,520
Rockdale Co Dev–Visy Paper AMT	6.125%		1/1/2034	NR	6,000	6,010,500
Rumford Solid Waste–Office Max AMT	6.875%		10/1/2026	B3	1,500	1,499,925
Tulsa Mun Arpt–American Airlines AMT	5.00%	#(a)	6/1/2035	BB-	7,000	7,549,290
Valparaiso Facs–Pratt Paper AMT	5.875%		1/1/2024	NR	1,185	1,320,043
Valparaiso Facs–Pratt Paper AMT	7.00%		1/1/2044	NR	4,000	4,729,400
West Pace Coop Dist(e)	9.125%		5/1/2039	NR	13,770	7,986,600	(h)
WI PFA–Natl Gypsum AMT	5.25%		4/1/2030	NR	2,500	2,688,075

See Notes to Financial Statements.	79

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
WI PFA–TRIPS AMT	5.00%	7/1/2042	BBB		$6,000	$6,366,420
WI Pub Fin Auth–Celanese AMT	4.30%	11/1/2030	BBB-		3,125	3,210,813
WI Pub Fin Auth–Celanese AMT†	5.00%	12/1/2025	BBB-		1,950	2,199,444
Total						232,710,477

Education 4.35%
AZ IDA–American Charter Sch†	5.00%	7/1/2022	BB+		1,880	1,947,417
CA Muni Fin–Julian Chtr Sch†	5.625%	3/1/2045	B+		5,000	5,026,700
Clifton Higher Ed–Intl Ldrshp Sch	5.75%	8/15/2045	NR		4,500	4,646,790
Dauphin Co Gen Auth–Harrisburg Univ†	5.125%	10/15/2041	BB		2,500	2,438,225
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+		1,490	1,542,537
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2032	BB+		1,075	1,165,601
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2037	BB+		2,000	2,137,700
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%	9/1/2045	BB+		7,545	7,997,851
Glenville Clg	5.00%	6/1/2037	NR		1,500	1,463,775
Glenville Clg	5.25%	6/1/2047	NR		4,000	3,925,960
IA HI Ed–Wartburg Clg	5.00%	10/1/2037	BB-	(c)	1,545	1,565,224
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,328,287
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,001,960
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,500,750
IL Fin Auth–IL Inst of Tech	5.00%	4/1/2031	Baa3		4,450	4,437,362
IL Fin Auth–IL Inst of Tech	7.125%	2/1/2034	Baa3		3,090	3,149,112
MA DFA–Emmanuel College	5.00%	10/1/2043	Baa2		1,145	1,249,161
Marietta Dev Auth–Life Univ†	5.00%	11/1/2037	Ba3		3,750	3,996,637
Marietta Dev Auth–Life Univ†	5.00%	11/1/2047	Ba3		3,000	3,148,920
NJ Ed Facs–Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,130,580
NY Dorm–Touro Clg	5.00%	1/1/2047	BBB-	(c)	4,060	4,425,806
NY Dorm–Yeshiva Univ	5.00%	11/1/2031	B3		1,475	1,545,534
Phoenix IDA–Basis Schs†	5.00%	7/1/2045	BB		2,500	2,563,950
Phoenix IDA–Basis Schs†	5.00%	7/1/2047	BB		1,000	1,029,780
Phoenix IDA–Basis Schs†	5.00%	7/1/2051	BB		2,580	2,637,302
Phoenix IDA–Legacy Tradtl Schs†	5.00%	7/1/2035	Ba1		2,060	2,128,083
Pima IDA–American Leadership Acad†	5.00%	6/15/2047	NR		4,150	4,156,557
Pima IDA–American Leadership Acad†	5.00%	6/15/2052	NR		3,565	3,530,099
Tuscarawas Co Eco Dev–Ashland Univ	6.00%	3/1/2045	NR		5,000	5,087,250
Total						89,904,910

80	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 10.12%
Arkansas City Bldg–So Cent Reg Med	6.75%		9/1/2038	B1	$6,360	$6,591,122
Atlantic City GO (BAM)	5.00%		3/1/2032	AA	300	338,595
Bellwood GO	5.875%		12/1/2027	A	3,000	3,410,190
Bellwood GO	6.15%		12/1/2032	A	2,770	3,175,334
CA State GO	4.00%		9/1/2035	AA-	5,000	5,296,600
Chicago Brd Ed	2.41% (MUNIPSA * 1 + 1.83%	)#	3/1/2036	B	12,450	12,437,177
Chicago Brd Ed	5.00%		12/1/2031	B	3,200	3,214,880
Chicago Brd Ed	5.00%		12/1/2042	B	10,570	10,277,317
Chicago Brd Ed	5.25%		12/1/2035	B	6,950	7,054,806
Chicago Brd Ed	5.25%		12/1/2039	B	7,540	7,611,102
Chicago Brd Ed	5.25%		12/1/2041	B	16,235	16,281,919
Chicago Brd Ed	5.50%		12/1/2039	B	5,725	5,790,666
Chicago Brd Ed	6.50%		12/1/2046	B	4,900	5,581,051
Chicago Brd Ed†	6.75%		12/1/2030	B	1,000	1,180,660
Chicago Brd Ed	7.00%		12/1/2044	B	2,180	2,520,516
Chicago Brd Ed†	7.00%		12/1/2046	B	6,560	7,787,638
Chicago GO	5.00%		1/1/2034	BBB+	3,615	3,642,076
Chicago GO	5.00%		1/1/2038	BBB+	3,800	3,917,800
Chicago GO	5.00%		1/1/2040	BBB+	1,935	1,953,615
Chicago GO	5.25%		1/1/2028	BBB+	2,630	2,795,690
Chicago GO	5.25%		1/1/2032	BBB+	3,000	3,137,280
Chicago GO	5.50%		1/1/2033	BBB+	3,305	3,532,814
Chicago GO	5.50%		1/1/2037	BBB+	1,000	1,058,140
Chicago GO	5.50%		1/1/2042	BBB+	250	263,198
Chicago GO	6.00%		1/1/2038	BBB+	17,835	20,051,712
CIC Met Dist 14(d)	5.875%		12/1/2046	NR	2,250	2,298,330
Cook Co GO	5.00%		11/15/2034	AA-	500	556,145
Cook Co GO	5.00%		11/15/2035	AA-	1,000	1,109,140
Eaton Area Pk & Rec Dist	5.25%		12/1/2034	NR	1,250	1,322,863
Eaton Area Pk & Rec Dist	5.50%		12/1/2030	NR	710	767,695
Essex Co Impt Auth–Covanta AMT†	5.25%		7/1/2045	BB-	5,000	5,060,750
IL State GO	3.50%		6/1/2029	BBB-	3,880	3,513,650
IL State GO	4.00%		1/1/2026	BBB-	2,790	2,735,204
IL State GO	4.00%		6/1/2037	BBB-	7,000	6,214,460
IL State GO	4.50%		11/1/2039	BBB-	1,100	1,020,998
IL State GO	5.00%		1/1/2035	BBB-	7,000	7,143,640
ME Fin Auth–Casella Waste AMT†(d)	4.375%	#(a)	8/1/2035	B3	1,250	1,251,550

See Notes to Financial Statements.	81

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+		$7,665	$4,585,356
PR Comwlth GO(e)	4.00%	7/1/2020	Ca		1,175	511,125
PR Comwlth GO(e)	5.00%	7/1/2020	Ca		11,695	5,087,325
PR Comwlth GO(e)	5.00%	7/1/2023	Ca		2,710	1,219,500
PR Comwlth GO(e)	5.625%	7/1/2032	Ca		4,775	2,077,125
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Ca		2,235	2,209,677
Scranton GO†	5.00%	9/1/2028	BB+		500	540,915
Scranton GO†	5.00%	9/1/2029	BB+		1,000	1,077,740
Scranton GO	5.00%	11/15/2032	BB+		5,830	6,127,097
WI PFA–American Dream†	7.00%	12/1/2050	NR		12,000	13,910,040
Total						209,242,223

Health Care 29.38%
AL PFA–AL Proton Therapy†	6.85%	10/1/2047	NR		6,500	6,531,460
Alachua Co Hlth–East Ridge Ret Vlg	6.25%	11/15/2044	BB-	(c)	2,750	2,968,735
Alachua Co Hlth–East Ridge Ret Vlg	6.375%	11/15/2049	BB-	(c)	1,000	1,080,670
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		4,000	4,172,320
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		3,300	3,430,944
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,072,100
Atlanta Dev Auth–Georgia Proton Ctr	7.00%	1/1/2040	NR		13,000	13,481,000
Blaine Sr Hsg & Hlthcare–Crest View	6.125%	7/1/2050	NR		5,000	5,166,050
Botetourt Co RCF–Glebe	6.00%	7/1/2044	NR		6,485	7,093,747
CA Stwde–Daughters of Charity	5.50%	7/1/2039	CCC		5,350	5,350,321
CA Stwde–Daughters of Charity	5.75%	7/1/2024	CCC		1,460	1,463,168
CA Stwde–Daughters of Charity	5.75%	7/1/2035	CCC		2,620	2,620,262
CA Stwde–Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,789,798
CA Stwde–Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB		21,000	22,523,970
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		11,120	12,099,894
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB+	(c)	1,000	1,075,300
CA Stwde–So Cal Presbyterian†	7.25%	11/15/2041	BBB+	(c)	2,500	2,695,600
CA Stwde–Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,080,320
CA Stwde–Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,798,267
CA Stwde–Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,086,240
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2037	BB	(c)	4,000	4,002,840
Chester Co Hlth & Ed–Immaculata Univ	5.00%	11/1/2046	BB	(c)	4,000	3,940,000
Clackamas Co HFA–Willamette View	5.00%	11/15/2047	NR		1,200	1,298,952
Clackamas Co HFA–Willamette View	5.00%	11/15/2052	NR		1,000	1,078,310
CO Hlth Facs–American Baptist	7.75%	8/1/2029	NR		5,770	6,221,387

82	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CO Hlth Facs–American Baptist	7.75%		8/1/2039	NR		$5,045	$5,439,670
CO Hlth Facs–Christian Living Cmnty	5.25%		1/1/2037	NR		1,000	1,037,020
CO Hlth Facs–Fraiser Meadows	5.25%		5/15/2037	BB+	(c)	750	823,403
CO Hlth Facs–Fraiser Meadows	5.25%		5/15/2047	BB+	(c)	2,250	2,450,430
CT Hlth & Ed–Church Home†	5.00%		9/1/2046	BB	(c)	1,000	1,029,710
CT Hlth & Ed–Church Home†	5.00%		9/1/2053	BB	(c)	1,500	1,537,185
Cumberland Co Mun Auth–Asbury	5.25%		1/1/2041	NR		2,000	2,062,140
Cumberland Co Mun Auth–Asbury	5.40%		1/1/2022	NR		335	351,291
Cumberland Co Mun Auth–Asbury	6.00%		1/1/2040	NR		2,000	2,085,840
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2052	NR		8,075	8,857,548
Cuyahoga Co Hsp–Metrohealth	5.50%		2/15/2057	NR		4,900	5,352,074
DC Rev–Ingleside at Rock Creek	5.00%		7/1/2052	NR		1,800	1,863,198
Decatur Hsp–Wise Hlth	5.25%		9/1/2044	BB+		5,720	6,127,321
Denver Hlth & Hsp Auth	5.25%		12/1/2045	BBB		3,700	3,982,495
Fairfax Co EDA–Vinson Hall	5.00%		12/1/2032	NR		1,000	1,065,280
Fairfax Co EDA–Vinson Hall	5.00%		12/1/2042	NR		2,800	2,949,156
Flint Hsp Bldg Auth–Hurley Med Ctr	7.00%		7/1/2030	Ba1		4,225	4,548,804
Flint Hsp Bldg Auth–Hurley Med Ctr	7.375%		7/1/2035	Ba1		2,620	2,842,438
Flint Hsp Bldg Auth–Hurley Med Ctr	7.50%		7/1/2039	Ba1		800	867,168
Franklin Hlth–Proton Therapy†	7.50%		6/1/2047	NR		10,000	10,702,300
Fulton Co Med Ctr	5.00%		7/1/2046	NR		4,000	4,031,960
Fulton Co Med Ctr	5.00%		7/1/2051	NR		5,000	4,975,500
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%		8/15/2054	AA-		3,600	4,159,440
Gaithersburg Eco Dev–Asbury	6.00%		1/1/2023	BBB	(c)	4,385	4,681,733
Glendale IDA–Beatitudes	5.00%		11/15/2036	NR		1,500	1,556,760
Glendale IDA–Beatitudes	5.00%		11/15/2040	NR		4,000	4,129,280
Glendale IDA–Beatitudes	5.00%		11/15/2045	NR		5,000	5,142,000
Guadalupe CO–Seguin City Hospital	5.00%		12/1/2040	BB		4,880	4,988,726
Hanover Co EDA–Covenant Woods	5.00%		7/1/2042	NR		2,000	2,069,340
Hanover Co EDA–Covenant Woods	5.00%		7/1/2047	NR		1,985	2,049,135
Harris Co Cultural Ed–Brazos	5.125%		1/1/2048	BB+	(c)	1,535	1,578,103
Harris Co Cultural Ed–Brazos	7.00%		1/1/2043	BB+	(c)	3,000	3,640,710
Holmes Co Hsp–Doctors Mem Hsp	5.75%		11/1/2026	NR		4,120	4,075,916
Holmes Co Hsp–Doctors Mem Hsp	6.00%		11/1/2038	NR		7,115	6,870,315
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2044	NR		2,955	3,032,510
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2046	NR		7,000	7,173,250
IA Fin Auth–Iowa Fertilizer Co	5.25%	#(a)	12/1/2050	B		9,970	10,461,521

See Notes to Financial Statements.	83

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
ID HFA–Madison Mem Hosp	5.00%		9/1/2029	BB+		$700	$763,126
ID HFA–Madison Mem Hosp	5.00%		9/1/2030	BB+		1,530	1,663,370
ID HFA–Madison Mem Hosp	5.00%		9/1/2037	BB+		1,000	1,066,380
IL Fin Auth–Clare Oaks~	Zero Coupon		11/15/2052	NR		2,845	97,808
IL Fin Auth–Clare Oaks~	Zero Coupon		11/15/2052	NR		569	162,250
IL Fin Auth–Clare Oaks	Zero Coupon		11/15/2052	NR		569	98,246
IL Fin Auth–Clare Oaks	4.00%	#(a)	11/15/2052	NR		4,550	3,829,449
IL Fin Auth–Clare Oaks	7.00%		11/15/2027	NR		790	790,300
IL Fin Auth–Friendship Vlg Shaumburg	7.25%		2/15/2045	NR		3,500	3,847,830
IL Fin Auth–Landing / Plymouth Place	6.00%		5/15/2043	BB+	(c)	2,165	2,383,297
IL Fin Auth–Northwestern Mem Hsp†(b)	5.75%		8/15/2030	AA		5,000	5,273,900
IL Fin Auth–Plymouth Place	5.25%		5/15/2050	BB+	(c)	3,150	3,267,085
King Co Pub Hsp–Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		3,500	3,531,395
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2042	BB	(c)	1,750	1,863,348
Kirkwood IDA–Aberdeen Heights	5.25%		5/15/2050	BB	(c)	5,000	5,293,000
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		595	646,515
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2029	NR		2,820	3,171,992
Kirkwood IDA–Aberdeen Hts	8.25%		5/15/2039	NR		6,695	7,565,216
KY EDA–Masonic Homes	5.375%		11/15/2032	NR		3,000	3,185,160
LA Env Facs–St James Place	6.25%		11/15/2045	NR		6,100	6,785,762
LA PFA–Lake Charles Mem Hsp†	6.375%		12/1/2034	NR		5,840	6,131,066
Lancaster Co Hosp Auth–Bretheren Village	5.125%		7/1/2037	BB+	(c)	1,000	1,095,070
Lancaster Co Hosp Auth–Bretheren Village	5.25%		7/1/2041	BB+	(c)	1,000	1,100,610
Licking Co Hlth–Kendal Granville	6.00%		7/1/2050	NR		6,000	6,390,360
MA DFA–Boston Medical Center	4.00%		7/1/2047	NR		4,130	4,080,605
Magnolia West CDD	5.35%		5/1/2037	NR		290	290,331
Martin Hsp Dist	7.25%		4/1/2036	BBB	(c)	3,450	3,745,216
MD Hlth & HI Ed–Doctors Cmnty Hospital	5.00%		7/1/2038	Baa3		7,275	7,949,756
ME Hlth & Hi Ed–MaineGeneral Hlth	6.00%		7/1/2026	Ba3		225	238,408
ME Hlth & Hi Ed–MaineGeneral Hlth	6.75%		7/1/2036	Ba3		245	267,239
Meadville Med Center	6.00%		6/1/2046	NR		2,225	2,309,016
Meadville Med Center	6.00%		6/1/2051	NR		2,600	2,684,344
Mesquite Hlth–Christian Care Ctrs	5.125%		2/15/2042	BB+	(c)	1,000	1,039,700
Montgomery Co IDA–Einstein Hlthcare	5.25%		1/15/2045	Baa3		7,000	7,450,730
Moon IDC–Baptist Homes Soc	6.00%		7/1/2045	NR		9,250	9,805,555
Multnomah Co Hsp Facs–Mirabella	5.40%		10/1/2044	NR		3,250	3,481,107
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2033	BB+		2,765	2,928,688

84	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Muskingum Co Hsp–Genesis Hlthcare	5.00%	2/15/2044	BB+		$10,690	$11,201,303
New Hope–Carillon	5.00%	7/1/2046	NR		2,000	2,036,360
New Hope Cult Ed Facs–Carillon	5.00%	7/1/2036	NR		3,000	3,081,360
New Hope Cultural–Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,804,948
NM Hsp–Gerald Champion Hsp	5.50%	7/1/2042	BBB		5,625	6,030,394
OH Hsp–Cleveland Clinic†(b)	5.50%	1/1/2034	AA		13,500	13,884,345
OK DFA–OU Med(d)	5.50%	8/15/2052	Baa3		2,700	3,016,413
OK DFA–OU Med(d)	5.50%	8/15/2057	Baa3		8,600	9,546,430
Palm Beach Co Hlth–Sinai Residences	7.50%	6/1/2049	NR		2,325	2,706,533
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,841,500
Philadelphia Hsps–Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	10,207,875
Philadelphia IDA–Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,582,561
Philadelphia IDA–Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,660	3,819,283
Philadelphia IDA–Wesley	5.00%	7/1/2042	BB	(c)	1,355	1,438,319
Philadelphia IDA–Wesley	5.00%	7/1/2049	BB	(c)	4,000	4,223,960
Red River Hlth–Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,731,660
Red River Hlth–Methodist Ret Cmnty	8.00%	11/15/2049	NR		1,000	1,165,320
RI Hlth & Ed–Care New England	5.00%	9/1/2036	BB-		7,000	7,393,120
Rochester Hlth Care–Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,102,428
Rochester Hlth Care–Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,534,420
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2042	BB	(c)	1,625	1,777,555
Rockville Eco Dev–Ingleside at King Farm	5.00%	11/1/2047	BB	(c)	1,450	1,579,891
Salem Hsp Fac–Capital Manor	5.625%	5/15/2032	NR		1,000	1,079,970
Salem Hsp Fac–Capital Manor	6.00%	5/15/2047	NR		1,600	1,733,536
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,000	11,732,200
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2033	NR		2,120	2,226,933
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2037	NR		1,000	1,039,310
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2042	NR		3,815	3,929,030
SC Jobs EDA–Hampton Regl Med	5.00%	11/1/2046	NR		6,070	6,232,494
SE Port Auth–Memorial Hlth	5.50%	12/1/2043	BB-	(c)	1,100	1,182,269
SE Port Auth–Memorial Hlth	6.00%	12/1/2042	BB-	(c)	1,660	1,800,536
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,379,917
Tarrant Co Cultural–Buckingham Sr Lvg	5.50%	11/15/2045	BB	(c)	3,650	3,738,658
Tarrant Co Cultural–Buckner	6.75%	11/15/2047	NR		2,500	2,784,075
Tarrant Co Cultural–Buckner	6.75%	11/15/2052	NR		3,000	3,329,400
Tarrant Co Cultural–Trinity Terrace	5.00%	10/1/2049	BBB+	(c)	2,635	2,785,933
Tempe IDA–ASU Mirabella†	6.00%	10/1/2037	NR		1,200	1,236,756

See Notes to Financial Statements.	85

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Tempe IDA–ASU Mirabella†	6.125%	10/1/2052	NR		$1,400	$1,439,032
Tulsa Co Industrial Auth–Montereau	5.25%	11/15/2045	BBB-	(c)	2,750	3,027,723
Upper IL River Vy–Pleasant View	7.25%	11/15/2040	NR		1,200	1,252,800
Upper IL River Vy–Pleasant View	7.375%	11/15/2045	NR		1,550	1,620,944
Upper San Juan Hlth	6.00%	6/1/2041	NR		2,225	2,216,501
Upper San Juan Hlth	6.125%	6/1/2046	NR		3,015	2,992,689
Vigo Co Hsp–Union Hsp	8.00%	9/1/2041	NR		2,955	3,537,815
WA HFC–Lea Hill†	5.00%	7/1/2046	NR		1,020	1,042,042
WA HFC–Lea Hill†	5.00%	7/1/2051	NR		2,000	2,036,360
WA HFC–Lea Hill Proj†	5.00%	7/1/2036	NR		1,000	1,036,150
WA HFC–Lea Hill Proj†	5.00%	7/1/2041	NR		1,000	1,026,430
WA Hsg–Herons Key†	7.00%	7/1/2045	NR		1,370	1,468,462
WA Hsg–Herons Key†	7.00%	7/1/2050	NR		2,000	2,132,780
WA Hsg–Mirabella†	6.50%	10/1/2032	NR		1,970	2,141,213
WA Hsg–Mirabella†	6.75%	10/1/2047	NR		3,000	3,276,990
WA Hsg–Rockwood†	6.00%	1/1/2024	NR		1,260	1,363,862
Ward Co Hlth Facs–Trinity Hlth	5.00%	6/1/2053	BBB-		3,750	4,021,537
WI Hlth & Ed–American Baptist	5.00%	8/1/2032	NR		1,375	1,421,516
WI Hlth & Ed–American Baptist	5.00%	8/1/2039	NR		1,500	1,525,635
WI Hlth & Ed–Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		4,000	4,178,320
WI PFA–Bancroft Neurohealth†	5.125%	6/1/2048	NR		4,900	4,963,210
WI PFA–Delray Beach Radiation Ctr†	6.85%	11/1/2046	NR		5,335	5,526,793
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		1,967	997,889
WI PFA–Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA–Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,937,059
WI PFA–Mary’s Woods†	5.25%	5/15/2047	BB	(c)	1,000	1,082,710
WI PFA–Mary’s Woods†	5.25%	5/15/2052	BB	(c)	2,300	2,482,827
WI PFA–Rose Villa†	5.75%	11/15/2044	NR		2,035	2,193,547
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,530,635
Woodbury Hsg–St Therese	5.25%	12/1/2049	NR		2,000	2,088,900
Woodbury Hsg–St Therese	5.125%	12/1/2044	NR		2,500	2,600,600
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,055,900
WV Hsp–Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,019,040
Total						607,201,458

Housing 1.01%
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2042	NR		700	813,267
Alachua Co Hlth–Oak Hammock	8.00%	10/1/2046	NR		1,000	1,157,360

86	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)
CA Muni Fin–Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		$550	$599,500
IL Fin Auth–Three Crowns Park	5.25%	2/15/2047	NR		2,750	2,905,458
LA HFA–GMF-LA Chateau	8.00%	9/1/2039	BB		3,150	3,197,407
MA DFA–Newbridge†	5.00%	10/1/2047	BB+	(c)	1,000	1,066,950
MA DFA–Newbridge†	5.00%	10/1/2057	BB+	(c)	5,000	5,274,450
MI Strategic Fd–Evangelical Homes	5.25%	6/1/2032	BB+	(c)	1,500	1,563,540
MI Strategic Fd–Evangelical Homes	5.50%	6/1/2047	BB+	(c)	4,000	4,163,840
Total						20,741,772

Lease Obligations 1.95%
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+		1,500	1,685,700
CA Pub Wks–Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,488,350
Houston Co Coop Dist–Country Crossing(e)	12.50%	5/15/2020	NR		4,199	587,860	(h)
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2035	BBB+		2,155	2,329,986
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2040	BBB+		2,320	2,492,190
IN Fin Auth–OH River Brdgs AMT	5.00%	7/1/2044	BBB+		8,000	8,573,920
NJ EDA–Bldgs	5.00%	6/15/2047	BBB+		5,450	5,825,505
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,175	1,291,889
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,548,300
NJ EDA–Sch Facs	5.00%	6/15/2042	A-	(c)	2,000	2,136,680
NJ EDA–Sch Facs	5.50%	6/15/2029	BBB+		3,500	3,995,530
PR Pub Fin Corp(e)	5.50%	8/1/2031	C		12,250	313,110
Total						40,269,020

Other Revenue 6.48%
Apache Co Poll Ctl–Tucson Elec	4.50%	3/1/2030	A-		5,120	5,509,069
Arlington HI Ed Fin Corp–Arlington Classics	5.00%	8/15/2045	BB+		2,250	2,332,350
Arlington Hi Ed Fin Corp–Newman Intl Acad	5.50%	8/15/2046	NR		5,000	4,792,100
Baker Correctional Dev	8.50%	2/1/2030	NR		8,163	6,889,490
CA Sch Fin Auth–KIPP LA	5.125%	7/1/2044	BBB		2,390	2,596,257
Chester Co IDA–Collegium Charter Sch	5.125%	10/15/2037	NR		1,000	1,028,880
Chester Co IDA–Collegium Charter Sch	5.25%	10/15/2047	NR		2,500	2,557,700
Chester Co IDA–Collegium Chtr Sch	5.375%	10/15/2042	BB+		5,000	5,245,850
Clifton Higher Ed–IDEA Pub Schs	6.00%	8/15/2043	BBB+		1,000	1,143,120
FL DFC–FL Charter Foundation†	5.00%	7/15/2046	NR		4,000	3,845,200
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037	NR		1,220	804,029
FL DFC–Palm Bay Admy†	Zero Coupon	5/15/2037	NR		940	9,400
FL DFC–Palm Bay Admy†	6.375%	5/15/2037	NR		2,620	2,585,626

See Notes to Financial Statements.	87

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)
FL DFC–Renaissance Chtr Sch†	6.125%	6/15/2046		NR		$5,000	$5,207,350
FL DFC–Renaissance Chtr Sch	7.50%	6/15/2033		BB	(c)	6,000	6,605,460
Florence Twn IDA–Legacy Trad Sch	6.00%	7/1/2043		Ba1		3,250	3,445,650
Gainesville & Hall Co Dev Auth–Riverside	5.00%	3/1/2047		BBB-	(c)	1,680	1,745,990
Gainesville & Hall Co Dev Auth–Riverside	5.125%	3/1/2052		BBB-	(c)	1,250	1,305,850
IN Fin Auth–Drexel Foundation	7.00%	10/1/2039		B		1,250	1,266,900
Kansas City RDA–Loews Hotel†	5.00%	2/1/2040		NR		1,500	1,534,410
Kansas City RDA–Loews Hotel†	5.00%	2/1/2050		NR		2,250	2,284,785
La Vernia Hi Ed–Life Schools of Dallas	7.25%	8/15/2031		BBB-		4,750	5,093,757
Lower AL Gas Dist–Goldman Sachs	5.00%	9/1/2046		A3		12,750	15,597,075
Maricopa Co IDA–Paradise Schools†	5.00%	7/1/2047		BB+		4,000	4,094,680
MD EDC–Chesapeake Bay Hyatt(e)	5.00%	12/1/2031		NR		15,200	9,120,000
MD EDC–Chesapeake Bay Hyatt(e)	5.25%	12/1/2031		NR		3,000	1,800,000
MI Pub Ed–Bradford Admy†	6.50%	9/1/2037		NR		5,370	4,105,687
MI Pub Ed–Bradford Admy	8.75%	9/1/2039		NR		2,250	1,788,660
MI Pub Ed–Crescent Admy	7.00%	10/1/2036		NR		665	667,993
Michigan St Strategic FD Escrow(i)	Zero Coupon	–	(j)	NR		5,000	500	(k)
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.125%	1/1/2025		NR		2,790	29,295
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%	1/1/2037		NR		5,755	60,428
Mission Econ Dev Corp–Natgasoline AMT†	5.75%	10/1/2031		BB-		9,000	9,362,880
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2036		BBB		3,165	3,172,533
Ohio St Pollution Ctl Rev Escrow(e)	5.625%	5/15/2020		NR		2,965	297	(k)
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		7,000	7,010,220
Phoenix IDA–Basis Schs†	5.00%	7/1/2046		BB		2,000	2,049,920
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030		B-		1,425	839,420	(k)
UT Charter Sch Fin Auth–Freedom Academy†	5.375%	6/15/2048		NR		5,150	5,207,319
Yonkers EDC–Charter Sch Ed Excellence	6.00%	10/15/2030		BB+		1,185	1,236,310
Total							133,972,440

Special Tax 6.51%
Allentown Neighborhood Impt†	5.00%	5/1/2042		Ba1		3,900	4,145,466
Anne Arundel Co–Natl Business Pk	5.625%	7/1/2025		NR		915	936,667
Anne Arundel Co–Natl Business Pk	6.10%	7/1/2040		NR		2,250	2,302,785
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.125%	7/1/2036		NR		1,030	1,044,472
Anne Arundel Co Spl Tax–Vlgs Two Rivers	5.25%	7/1/2044		NR		2,150	2,175,004
Arborwood CDD	6.90%	5/1/2025		NR		580	661,287
Arborwood CDD	6.90%	5/1/2036		NR		760	853,442
Arborwood CDD	6.90%	5/1/2036		NR		70	77,744

88	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Aurora TIF–East River	6.50%	12/30/2023	NR	$1,610	$1,639,479
Aurora TIF–East River	6.75%	12/30/2027	NR	1,140	1,160,657
Capital Region CDD–St Joe Company	7.00%	5/1/2039	NR	4,015	4,031,743
Celebration Pointe CDD†	5.00%	5/1/2048	NR	3,100	3,193,372
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	5,071,147
Durbin Crossing CDD	5.50%	5/1/2037	NR	4,900	90,085	(k)
Fremont CFD–Pacific Commons	5.00%	9/1/2045	NR	3,000	3,285,270
Grandview IDA–Grandview Crossing(e)	5.75%	12/1/2028	NR	1,000	155,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,682,010
Houston Co Coop Dist–Country Crossing(e)	10.00%	5/1/2039	NR	11,325	1,245,750	(h)
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,767,951
Miami World Ctr CDD	5.25%	11/1/2049	NR	2,000	2,120,680
Millsboro Spl Oblig–Plantation Lakes	5.45%	7/1/2036	NR	5,142	4,645,643
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	794,678
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,191,800
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,750	2,892,147
NYC IDA–Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	6,110	6,124,725
Orange Co CFD	5.25%	8/15/2045	NR	2,000	2,226,840
Orange Co CFD–Esencia	5.00%	8/15/2046	NR	6,250	6,848,625
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	289,850
Plaza Met Dist #1†	5.00%	12/1/2040	NR	2,500	2,588,000
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,563,369
Prince Georges CO	5.00%	7/1/2046	NR	5,000	4,969,650
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	5,005	5,356,001
River Islands PFA–CFD 2003	5.50%	9/1/2045	NR	2,925	3,130,130
San Francisco Redev–Hunters Point	5.00%	8/1/2039	NR	2,240	2,439,741
San Francisco Redev–Hunters Point	5.00%	8/1/2044	NR	2,500	2,714,050
San Mateo CFD–Bay Meadows	5.00%	9/1/2042	NR	2,000	2,135,060
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	1,500	1,639,545
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	5,089,300
Southlands Met Dist #1	5.00%	12/1/2047	Ba1	1,000	1,067,030
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	700	714,462
Sparks Tourism Impt Dist†	6.75%	6/15/2028	Ba3	5,500	5,528,875
St Louis IDA–Ballpark Vlg	4.75%	11/15/2047	NR	4,875	5,006,625
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,485	363,825
Tern Bay CDD(e)	5.375%	5/1/2037	NR	13,145	3,417,700	(h)
Village CDD #10	6.00%	5/1/2044	NR	910	1,059,094

See Notes to Financial Statements.	89

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Village CDD #12†	4.25%	5/1/2043	NR	$5,000	$5,044,800
Village CDD #12†	4.375%	5/1/2050	NR	5,000	5,032,450
Total					134,514,026

Tax Revenue 4.27%
Coop Dist Ft Spanish–Hwy 181	9.00%	2/1/2029	NR	1,220	1,382,894
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,227,773
Met Pier & Expo Auth–McCormick Place	Zero Coupon	12/15/2054	BB+	21,595	3,326,062
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2050	BB+	7,655	7,719,455
Met Pier & Expo Auth–Mccormick Place	5.00%	6/15/2052	BB+	2,830	2,872,592
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2053	BB+	6,035	6,256,967
Met Pier & Expo Auth–McCormick Place	5.00%	6/15/2057	BB+	9,000	9,509,490
Met Pier & Expo Auth–Mccormick Place	5.25%	6/15/2050	BB+	5,000	5,067,950
Met Pier & Expo Auth–McCormick Place	5.50%	6/15/2053	BB+	9,150	9,782,265
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	6/15/2047	AA	5,000	1,295,150
Met Pier & Expo Auth–McCormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	1,047,270
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	Baa2	20,000	8,148,000
PR Corp Sales Tax(e)	5.00%	8/1/2024	Ca	5,080	1,206,500
PR Corp Sales Tax(e)	5.00%	8/1/2043	Ca	2,725	647,188
PR Corp Sales Tax(e)	5.25%	8/1/2041	Ca	23,720	5,633,500
PR Corp Sales Tax(e)	5.375%	8/1/2039	Ca	9,380	2,227,750
PR Corp Sales Tax(e)	5.50%	8/1/2028	Ca	5,060	1,201,750
PR Corp Sales Tax(e)	5.50%	8/1/2040	Ca	7,000	1,662,500
PR Corp Sales Tax(e)	5.50%	8/1/2042	Ca	5,350	1,270,625
PR Corp Sales Tax(e)	5.75%	8/1/2037	Ca	4,395	1,043,813
PR Corp Sales Tax(e)	6.125%	8/1/2029	Ca	3,030	719,625
PR Corp. Sales Tax(e)	5.25%	8/1/2040	Ca	19,080	11,209,500
Virgin Islands PFA–Matching Fund	5.00%	10/1/2029	Caa2	2,500	1,862,500
Total					88,321,119

Tobacco 12.43%
Buckeye Tobacco	Zero Coupon	6/1/2047	NR	70,000	4,686,500
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	100,000	2,980,000
Buckeye Tobacco	5.125%	6/1/2024	B-	27,480	26,938,369
Buckeye Tobacco	5.75%	6/1/2034	B-	8,810	8,655,825

90	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)
Buckeye Tobacco	5.875%	6/1/2030	B-	$11,000	$10,947,090
Buckeye Tobacco	5.875%	6/1/2047	B-	18,475	18,267,156
CA Statewide Fin Auth–Tobacco Settlement	Zero Coupon	6/1/2046	NR	22,650	3,618,564
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	25,000	3,514,000
Golden St Tobacco	5.00%	6/1/2033	B+	12,660	12,672,660
Golden St Tobacco	5.125%	6/1/2047	B-	10,420	10,420,104
Golden St Tobacco	5.30%	6/1/2037	B	5,000	5,150,000
Golden St Tobacco	5.75%	6/1/2047	B3	15,615	15,707,285
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR	47,000	2,004,550
Inland Empire Tobacco	4.625%	6/1/2021	NR	3,800	3,800,950
Inland Empire Tobacco	5.00%	6/1/2021	NR	4,455	4,456,604
MI Tob Settlement	5.125%	6/1/2022	B-	2,565	2,564,949
MI Tob Settlement	5.25%	6/1/2022	B-	4,005	4,005,080
MI Tob Settlement	6.00%	6/1/2034	B-	5,000	5,005,000
Monroe Tobacco	Zero Coupon	6/1/2061	NR	22,900	676,237
Nthrn AK Tobacco	5.00%	6/1/2032	B3	5,000	5,000,100
Nthrn CA Tobacco	5.50%	6/1/2045	B-	5,280	5,280,053
RI Tob Settlement	Zero Coupon	6/1/2052	CCC+	25,885	2,680,133
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	41,035	1,352,103
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	20,000	1,161,000
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	15,000	2,351,100
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	10,000	1,247,300
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	5,000	5,256,500
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+	6,085	6,098,691
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	2,880	2,890,368
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	4,885	4,889,201
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	4,845	4,844,903
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	BBB-	17,670	17,727,251
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	18,490	18,489,445
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC+	39,410	3,579,216
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC	7,500	547,425
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	10,605	10,520,584
TSASC	5.00%	6/1/2036	A-	280	308,051
TSASC	5.00%	6/1/2048	NR	16,670	16,686,170
Total					256,980,517

See Notes to Financial Statements.	91

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation 5.22%
Broward Co Arpt AMT	5.125%	10/1/2038	A+		$2,835	$3,144,128
Chicago Midway Arpt AMT	5.00%	1/1/2026	A		4,000	4,461,560
Chicago O’Hare Arpt–TRIPS(d)	5.00%	7/1/2048	NR		2,500	2,736,500
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A		2,985	3,186,099
Denver City & Co Arpt AMT	5.50%	11/15/2025	A		3,410	3,891,049
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	A-		5,000	2,407,850
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A-		25,000	15,533,500
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		4,500	2,437,695
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-		1,000	1,146,110
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		5,000	5,860,250
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		6,915	8,088,614
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	Baa3		2,000	2,359,700
Houston Arpt–Continental Airlines AMT	5.00%	7/15/2035	BB-		3,000	3,234,930
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(c)	5,900	6,925,125
NJ Tpk Auth	4.00%	1/1/2043	NR		5,000	5,162,950
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		2,700	2,962,575
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		10,000	10,961,700
PR Hwy & Trans Auth(e)	5.00%	7/1/2020	C		6,035	1,161,737
PR Hwy & Trans Auth(e)	5.00%	7/1/2022	C		1,545	297,413
PR Hwy & Trans Auth(e)	5.00%	7/1/2028	C		1,015	47,451
San Joaquin Hills Trsp Corridor	5.25%	1/15/2044	BBB-		3,270	3,571,429
San Joaquin Hills Trsp Corridor	5.25%	1/15/2049	BBB-		5,000	5,445,250
South Carolina Ports AMT	5.25%	7/1/2055	A+		5,000	5,531,750
South Jersey Port Corp AMT	5.00%	1/1/2042	Baa1		1,500	1,621,230
South Jersey Port Corp AMT	5.00%	1/1/2048	Baa1		1,750	1,882,650
VA Small Bus Fing–Elizabeth River AMT	6.00%	1/1/2037	BBB		1,230	1,377,526
VA Small Bus Fing–I-66 AMT	5.00%	12/31/2052	Baa3		2,250	2,442,195
Total						107,878,966

Utilities 5.47%
CO Public Auth–ML	6.50%	11/15/2038	A-		5,255	7,316,852
Compton Water	6.00%	8/1/2039	NR		3,710	3,839,368
Detroit Water	5.25%	7/1/2041	A-		5,000	5,412,750
Guam Waterworks Auth	5.50%	7/1/2043	A-		2,535	2,772,048
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB-		5,000	4,191,600
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB-		5,445	4,545,050
Jefferson Co Sewer	6.00%	10/1/2042	BBB-		6,075	7,045,663
Jefferson Co Sewer	6.50%	10/1/2053	BBB-		20,050	23,749,225

92	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2028	AA	$4,035	$2,585,386
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2042	AA	5,000	4,324,700
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA	5,000	5,483,600
Long Beach Nat Gas–ML	5.50%	11/15/2037	A-	8,345	10,602,573
Maricopa Co Poll Ctl–El Paso Elec	7.25%	2/1/2040	Baa1	3,500	3,650,255
Moraine Ohio Solid Waste Disp Escrow AMT(e)	6.75%	12/31/2025	NR	525	53	(k)
PR Aqueduct & Swr Auth	5.125%	7/1/2037	CC	2,740	2,174,875
PR Elec Pwr Auth(e)	5.00%	7/1/2042	Ca	2,475	959,062
PR Elec Pwr Auth(e)	5.05%	7/1/2042	Ca	2,060	798,250
PR Elec Pwr Auth(e)	5.25%	7/1/2040	Ca	17,690	6,854,875
PR Elec Pwr Auth(e)	5.50%	7/1/2038	Ca	1,530	592,875
PR Elec Pwr Auth(e)	5.75%	7/1/2036	Ca	3,040	1,178,000
Salt Verde Fin Corp–Citi	5.00%	12/1/2037	BBB+	12,670	15,054,241
Total					113,131,301
Total Municipal Bonds (cost $2,035,180,010)					2,034,868,229

	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.50%

Variable Rate Demand Notes 0.50%

General Obligation 0.05%
NYC GO	1.73%	4/2/2018	6/1/2044	AA	1,100	1,100,000

Money Market Securities 0.09%
NYC TFA	1.81%	4/2/2018	11/1/2022	AAA	1,800	1,800,000

Tax Revenue 0.36%
NYC TFA	1.81%	4/2/2018	8/1/2023	AAA	2,800	2,800,000
NYC TFA–Future Tax	1.83%	4/2/2018	11/1/2022	AAA	4,750	4,750,000
Total						7,550,000
Total Short-Term Investments (cost $10,450,000)						10,450,000
Total Investments in Securities 98.95% (cost $2,045,630,010)						2,045,318,229
Cash and Other Assets in Excess of Liabilities 1.05%						21,619,399
Net Assets 100.00%						$2,066,937,628

Note: See Footnotes to Schedule of Investments on page 129 of this report.

See Notes to Financial Statements.	93

Schedule of Investments (unaudited)(concluded)

HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s financial instruments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds
Corporate-Backed	$–	$224,723,877	$7,986,600	$232,710,477
Lease Obligations	–	39,681,160	587,860	40,269,020
Other Revenue	–	133,132,223	840,217	133,972,440
Special Tax	–	129,760,491	4,753,535	134,514,026
Utilities	–	113,131,248	53	113,131,301
Remaining Industries	–	1,380,270,965	–	1,380,270,965
Variable Rate Demand Notes	–	10,450,000	–	10,450,000
Total	$–	$2,031,149,964	$14,168,265	$2,045,318,229
Liabilities
Trust Certificates(4)	$–	$(9,250,000)	$–	$(9,250,000)
Total	$–	$(9,250,000)	$–	$(9,250,000)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2018.
(4)	Refer to Note 2(h) for a description of Municipal Bonds Held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Municipal Bonds
Balance as of October 1, 2017	$31,397,747
Accrued Discounts (Premiums)	266
Realized Gain (Loss)	(1,907,538)
Change in Unrealized Appreciation (Depreciation)	711,231
Purchases	–
Sales	(382,462)
Transfers into Level 3	1,051,222
Transfers out of Level 3	(16,702,201)
Balance as of March 31, 2018	$14,168,265
Change in unrealized appreciation/depreciation for period ended March 31, 2018, related to Level 3 investments held at March 31, 2018	$(1,132,219)

94	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
MUNICIPAL BONDS 98.63%

Corporate-Backed 17.83%
AL IDA–Office Max Rmkt AMT	6.45%	#(a)	12/1/2023	B3	$590	$589,970
AL IDA–Office Max Rmkt AMT	6.45%	#(a)	12/1/2023	B3	260	260,010
Brazos River Nav Dist–Dow Chemical AMT	5.90%	#(a)	5/1/2038	BBB	310	312,000
Build NYC Res Corp–Pratt Paper AMT†	4.50%		1/1/2025	NR	250	274,335
CA Stwde–So Cal Edison	2.625%	#(a)	11/1/2033	Aa3	500	503,270
Greater Orlando Aviation–Jet Blue AMT	5.00%		11/15/2026	NR	100	106,149
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2020	BB-	1,000	1,057,630
Houston Arpt–Continental Airlines AMT	5.00%		7/1/2029	BB-	250	272,585
Houston Arpt–United Airlines AMT	5.00%		7/15/2028	BB-	1,000	1,127,640
IA Fin Auth–Iowa Fertilizer Co	5.00%		12/1/2019	B	5,800	5,981,598
IA Fin Auth–Iowa Fertilizer Co	5.25%		12/1/2025	B	1,805	1,922,903
IA Fin Auth–Iowa Fertilizer Co	5.50%		12/1/2022	B	265	268,768
IA Fin Auth–Iowa Fertilizer Co†	5.875%		12/1/2027	B	200	213,346
IN Fin Auth–US Steel	6.00%		12/1/2019	B	245	254,506
IN Fin Auth–US Steel	6.00%		12/1/2026	B	550	566,770
Int Falls MN–Office Max	5.50%		4/1/2023	B3	540	539,973
JFK IAT–American Airlines AMT	5.00%		8/1/2026	BB-	4,040	4,295,247
LA Env Facs–Westlake Chem	6.50%		8/1/2029	BBB	170	187,309
LA Env Facs–Westlake Chem	6.50%		11/1/2035	BBB	600	664,296
Love Field Arpt–Southwest Airlines AMT	5.00%		11/1/2022	A3	285	319,830
MA Port Auth–Delta Airlines AMT (AMBAC)	5.00%		1/1/2027	NR	235	238,248
Montgomery Co IDA–Peco Generation AMT	2.70%	#(a)	10/1/2034	BBB	1,500	1,503,765
Nez Perce CO Poll Ctl–Potlatch	2.75%		10/1/2024	BB+	1,585	1,564,538
Niagara Area Dev Corp–Covanta†	4.00%		11/1/2024	BB-	1,100	1,100,572
NJ EDA–Continental Airlines AMT	4.875%		9/15/2019	BB-	1,210	1,241,605
NJ EDA–Continental Airlines AMT	5.125%		9/15/2023	BB-	500	552,210
NJ EDA–Continental Airlines AMT	5.50%		4/1/2028	BB-	105	105,317
NJ EDA–Goethals Brdg AMT	5.25%		1/1/2025	BBB-	160	181,570
NY Energy–NY State Elec & Gas AMT	2.375%	#(a)	7/1/2026	A-	240	241,430
NY Liberty Dev Corp–3 WTC†	5.15%		11/15/2034	NR	100	109,700
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2021	BB-	1,250	1,347,487
NYC IDA–TRIPS AMT	5.00%		7/1/2022	BBB	1,000	1,100,040
OH Air Quality–Pratt Paper AMT†	3.75%		1/15/2028	NR	450	450,711
Onondaga Co IDA–Bristol Meyers AMT	5.75%		3/1/2024	A+	280	331,061
Overland Pk Dev–Conv Ctr (AMBAC)	5.125%		1/1/2022	BB+	175	175,254
Port Seattle IDC–Delta Airlines AMT	5.00%		4/1/2030	BBB-	1,100	1,205,072

See Notes to Financial Statements.	95

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Corporate-Backed (continued)
Red River–AEP Texas North (NPFGC) (FGIC)	4.45%		6/1/2020	A-		$455	$480,435
Richland Co Env Impt–Intl Paper AMT	3.875%		4/1/2023	BBB		1,720	1,831,232
Salem Co Poll Ctl–Chambers AMT	5.00%		12/1/2023	BBB-		2,735	2,945,376
St Charles Parish–Valero Energy	4.00%	#(a)	12/1/2040	BBB		450	478,890
Tulsa Mun Arpt–American Airlines AMT	5.00%	#(a)	6/1/2035	BB-		400	431,388
Whiting Env Facs–BP AMT	5.00%	#(a)	11/1/2045	A1		1,170	1,315,700
WI PFA–TRIPS AMT	5.00%		7/1/2022	BBB		670	717,088
WI PFA–Waste Mgmt AMT	2.00%	#(a)	7/1/2029	A-		800	784,320
WI Pub Fin Auth–Celanese AMT	5.00%		1/1/2024	BBB-		500	553,775
WI Pub Fin Auth–Celanese AMT†	5.00%		12/1/2025	BBB-		1,000	1,127,920
Total							41,832,839

Education 7.54%
AZ IDA–American Charter Sch†	4.00%		7/1/2019	BB+		1,030	1,034,171
Chester Co Hlth & Ed–Immaculata Univ	5.00%		11/1/2022	BB	(c)	630	659,314
Chicago Brd Ed	5.00%		12/1/2028	B		1,405	1,409,622
Chicago Brd Ed	5.00%		12/1/2019	NR		85	89,502
Chicago Brd Ed	5.00%		12/1/2019	B		345	355,350
Chicago Brd Ed	5.00%		12/1/2022	BB-	(c)	1,500	1,591,290
Clifton Higher Ed–Intl Ldrshp Sch	4.625%		8/15/2025	NR		100	101,776
FL HI Ed–Nova Southeastern Univ	6.00%		4/1/2026	A-		480	526,579
Frederick Co Ed Fac–Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		1,250	1,383,350
Glenville Clg	3.25%		6/1/2022	NR		500	495,375
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2021	Baa3		150	150,114
IL Fin Auth–IL Inst of Tech	5.00%		4/1/2031	Baa3		390	388,892
IL Fin Auth–IL Inst of Tech	6.25%		2/1/2019	Baa3		55	56,723
IL Fin Auth–IL Inst of Tech	7.125%		2/1/2034	Baa3		100	101,913
IL Fin Auth–IL Wesleyan Univ	5.00%		9/1/2022	A-		560	616,885
IL Fin Auth–Roosevelt Univ	6.50%		4/1/2039	Ba1		2,000	2,099,400
MA DFA–Emerson Clg	5.00%		1/1/2024	BBB+		500	563,345
MA DFA–Suffolk Univ	5.00%		7/1/2022	Baa2		805	891,699
Marietta Dev Auth–Life Univ†	5.00%		11/1/2027	Ba3		1,000	1,107,540
Marietta Dev Auth–Life Univ	7.00%		6/15/2039	NR		250	252,700
Multnomah Co Hsp Facs–Mirabella	5.00%		10/1/2024	NR		200	220,220
New Rochelle LDC–Iona Clg	5.00%		7/1/2023	BBB		315	347,278
NY Dorm–Long Island Univ	3.00%		9/1/2019	BBB		725	728,582
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2018	BBB-		100	101,639
NY Dorm–Pace Univ	4.00%		5/1/2022	BBB-		245	257,216

96	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Education (continued)
NY Dorm–Pace Univ	5.00%		5/1/2021	BBB-	$530	$567,381
NY Dorm–Yeshiva Univ	3.75%		9/1/2018	BBB-	130	130,828
NY Dorm–Yeshiva Univ	4.00%		11/1/2025	B3	95	95,055
NY Dorm–Yeshiva Univ	4.00%		11/1/2026	B3	145	141,497
NY Dorm–Yeshiva Univ	5.00%		11/1/2021	B3	190	199,893
Pima IDA–American Leadership Acad†	4.00%		6/15/2022	NR	910	920,847
VA Clg Bldg Auth–Marymount Univ†	5.00%		7/1/2022	BB+	100	108,035
Total						17,694,011

General Obligation 12.04%
Atlantic City GO (BAM)	5.00%		3/1/2021	AA	600	642,546
Atlantic City GO (BAM)	5.00%		3/1/2022	AA	245	266,727
Chicago Brd Ed	4.25%		12/1/2018	NR	95	96,641
Chicago Brd Ed	4.25%		12/1/2018	B	270	272,308
Chicago Brd Ed	5.25%		12/1/2023	B	1,170	1,178,845
Chicago Brd Ed	2.41% (MUNIPSA * 1 + 1.83%	)#	3/1/2036	B	800	799,176
Chicago Brd Ed	5.25%		12/1/2024	B	345	347,408
Chicago Brd Ed	5.25%		12/1/2026	B	795	799,667
Chicago Brd Ed (NPFGC) (FGIC)	5.00%		12/1/2019	Baa2	425	438,727
Chicago GO	5.00%		12/1/2019	BBB+	625	646,831
Chicago GO	5.00%		1/1/2021	BBB+	325	335,952
Chicago GO	4.00%		1/1/2022	BBB+	205	208,920
Chicago GO	4.50%		1/1/2020	BBB+	700	719,012
Chicago GO	5.00%		1/1/2024	BBB+	1,870	2,009,689
Chicago GO	5.00%		1/1/2024	BBB+	1,415	1,492,882
Chicago GO	5.25%		1/1/2022	BBB+	785	832,210
Cook Co GO	5.00%		11/15/2022	AA-	290	323,834
Cook Co GO	5.25%		11/15/2022	AA-	620	670,611
Cook Co GO	5.25%		11/15/2024	AA-	400	439,108
Eaton Area Pk & Rec Dist	5.00%		12/1/2018	NR	100	101,719
Hartford GO	2.125%		7/15/2018	CCC	215	214,480
IL State GO	5.00%		6/1/2021	BBB-	100	104,478
IL State GO	4.00%		7/1/2018	BBB-	605	607,269
IL State GO	5.00%		8/1/2019	BBB-	350	360,185
IL State GO	5.00%		1/1/2020	BBB-	1,010	1,037,957
IL State GO	5.00%		2/1/2020	BBB-	1,175	1,209,040
IL State GO	5.00%		4/1/2020	BBB-	780	806,762
IL State GO	5.00%		4/1/2020	BBB-	565	584,385

See Notes to Financial Statements.	97

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
General Obligation (continued)
IL State GO	5.00%		7/1/2020	BBB-		$755	$784,007
IL State GO	5.00%		3/1/2021	BBB-		935	973,728
IL State GO	5.00%		7/1/2021	BBB-		835	873,318
IL State GO	5.00%		8/1/2021	BBB-		975	1,020,835
IL State GO	5.00%		2/1/2022	BBB-		860	894,219
IL State GO	5.25%		1/1/2020	BBB-		465	479,824
New Haven GO (AGM)	5.00%		8/15/2020	AA		1,275	1,351,092
Philadelphia Sch Dist	5.00%		9/1/2020	A2		535	572,193
Philadelphia Sch Dist(e)	5.00%		9/1/2025	A2		200	226,972
Philadelphia Sch Dist	6.00%		9/1/2038	A2		870	885,860
PR Comwlth GO(e)	4.00%		7/1/2021	Ca		310	134,850
PR Comwlth GO(e)	5.50%		7/1/2017	NR		110	49,225
PR Comwlth GO(e)	5.50%		7/1/2019	Ca		265	119,250
PR Comwlth GO (AGM)	5.50%		7/1/2019	AA		260	269,667
PR Comwlth GO (NPFGC)(FGIC)	5.50%		7/1/2020	Baa2		230	233,618
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca		635	627,805
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%		7/1/2023	Baa2		620	626,305
PR Pub Bldg Auth GTD(e)	5.50%		7/1/2023	Ca		55	23,513
PR Pub Bldg Auth GTD(e)	5.50%		7/1/2027	Ca		245	108,412
St Pub SBA–Philadelphia Sch Dist	5.00%		4/1/2018	A2		190	190,000
VT EDA–Casella Waste AMT†	4.625%	#(a)	4/1/2036	B-		250	250,000
Total							28,242,062

Health Care 19.95%
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		155	162,164
Ashland Med Ctr–Kings Daughters	5.00%		2/1/2022	Baa2		560	604,190
Atlanta Dev Auth–Georgia Proton Ctr	6.00%		1/1/2023	NR		1,000	1,008,860
Blaine Sr Hsg & Hlthcare–Crest View	5.125%		7/1/2025	NR		275	286,195
CA Muni Fin–Northbay Hlthcare	4.00%		11/1/2022	NR		760	803,609
CA Statewide–Beverly	4.00%		2/1/2021	BBB-		590	613,512
CA Stwde–American Baptist	5.00%		10/1/2020	BBB+	(c)	235	253,083
CA Stwde–Daughters of Charity	5.50%		7/1/2022	CCC		130	130,282
CA Stwde–Daughters of Charity	5.75%		7/1/2024	CCC		730	731,584
CA Stwde–Eskaton Pptys	5.00%		11/15/2021	BBB		775	850,028
CA Stwde–Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB		1,000	1,120,680
Church Home of Hartford†	2.875%		9/1/2020	BB	(c)	105	105,087
Church Home of Hartford†	3.25%		9/1/2021	BB	(c)	200	200,192
CO Hlth Facs–Christian Living	4.00%		1/1/2020	NR		250	257,003

98	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Health Care (continued)
CO Hlth Facs–Fraiser Meadows	5.00%		5/15/2021	BB+	(c)	$810	$869,073
Cuyahoga Co Hsp–Metrohealth	5.00%		2/15/2023	Baa3		1,500	1,628,475
Denver Hlth & Hsp Auth	2.444% (3 Mo. LIBOR * .67 + 1.10%	)#	12/1/2033	BBB		300	278,331
Friendsview Retirement Community	4.00%		11/15/2026	NR		500	517,325
Gaithersburg Eco Dev–Asbury	6.00%		1/1/2023	BBB	(c)	500	533,835
Glendale IDA–Beatitudes	5.00%		11/15/2023	NR		1,715	1,857,808
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2022	BB		250	264,773
Guadalupe Co–Seguin City Hospital	5.00%		12/1/2023	BB		1,280	1,360,870
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		250	257,978
Howard Co Retmt Cmnty–Vantage House	5.00%		4/1/2021	NR		468	482,906
ID HFA–Madison Mem Hosp	5.00%		9/1/2021	BB+		1,000	1,063,030
IL Fin Auth–Centegra Hlth	5.00%		9/1/2021	BB+		100	106,738
IL Fin Auth–Plymouth Place	5.00%		5/15/2025	BB+	(c)	125	136,553
IL Fin Auth–Presence Health	5.00%		2/15/2020	BBB-		1,000	1,049,970
IL Fin Auth–Three Crowns Park	3.25%		2/15/2022	NR		495	498,307
Kanabec Co Hlth–Firstlight Hlth	2.75%		12/1/2019	NR		1,400	1,400,798
King Co Pub Hsp–Snoqualmie Vly Hsp	5.00%		12/1/2025	NR		100	99,742
Kirkwood IDA–Aberdeen Hts	5.00%		5/15/2022	BB	(c)	800	862,464
Kirkwood IDA–Aberdeen Hts	8.00%		5/15/2021	NR		265	287,944
KY EDFA–Owensboro Hlth	5.00%		6/1/2022	Baa3		300	323,052
Lancaster Co Hosp Auth–Bretheren Village	5.00%		7/1/2023	BB+	(c)	700	776,041
MA DFA–UMass Mem Hlth	5.00%		7/1/2023	BBB+		785	877,183
MA DFA–UMass Mem Hlth	5.00%		7/1/2025	A-	(c)	650	744,068
MA Hlth & Ed–Boston Med Ctr	4.75%		7/1/2023	BBB		200	201,570
MD Hlth & HI Ed–Adventist	5.00%		1/1/2021	Baa3		600	642,330
ME Hlth & Hi Ed–MaineGeneral Hlth	7.50%		7/1/2032	Ba3		475	533,226
Mesquite Hlth–Christian Care Ctrs	5.00%		2/15/2020	BB+	(c)	200	207,942
Montgomery Co IDA–Einstein Hlth	5.00%		1/15/2022	Baa3		250	267,930
Morgan Co Hosp–USDA Replacement Proj	2.75%		9/1/2019	NR		1,220	1,212,680
Muskingum Co Hsp–Genesis Hlthcare	5.00%		2/15/2021	BB+		275	290,532
NC Med–Southminster	5.00%		10/1/2021	NR		365	393,448
New Hope–Carillon	3.00%		7/1/2020	NR		585	585,111
New Hope Cult Ed Facs–Crestview	4.00%		11/15/2021	BB+	(c)	615	635,818
NH Hlth & Ed–Hillside Village†	3.50%		7/1/2022	NR		400	401,584
NJ EDA–Lions Gate	4.00%		1/1/2020	NR		325	330,528
NJ EDA–Lions Gate	4.375%		1/1/2024	NR		200	204,752
NJ Hlth–St Josephs Hlth	5.00%		7/1/2024	BBB-		510	565,524

See Notes to Financial Statements.	99

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Health Care (continued)
NJ Hlth–St Peters Univ Hsp	5.00%		7/1/2021	BB+		$225	$234,902
NJ Hlth–St Peters Univ Hsp	5.75%		7/1/2037	BB+		135	136,041
NJ Hlth–St Peters Univ Hsp	6.00%		7/1/2026	BB+		80	85,597
NY Dorm–Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		500	545,450
NY Dorm–Orange Regl Med Ctr†	5.00%		12/1/2022	BBB-		200	218,180
OU MedOK DFA(e)	5.00%		8/15/2024	Baa3		900	1,006,857
Palm Beach Co Hlth–Sinai Residences	6.75%		6/1/2024	NR		165	190,674
Philadelphia Hsps–Temple Univ Hlth	5.00%		7/1/2023	BBB-		1,000	1,093,290
Price William Co IDA–Westminster	4.00%		1/1/2021	NR		930	969,516
RI Hlth & Ed–Care New England	5.00%		9/1/2020	BB-		1,000	1,044,730
Rochester Hlth & Hsg–Homestead	5.00%		12/1/2025	NR		700	770,490
Rockville Eco Dev–Ingleside at King Farm	2.50%		11/1/2024	BB	(c)	600	601,200
San Buenaventura–Cmnty Mem Hlth	8.00%		12/1/2026	BB+		775	909,245
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2021	NR		670	715,593
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2022	NR		700	752,626
SC Jobs EDA–Hampton Regl Med	5.00%		11/1/2023	NR		740	797,727
SE Port Auth–Memorial Hlth	5.00%		12/1/2022	BB-	(c)	400	417,892
St Paul Hsg–Healtheast	5.25%		11/15/2028	A+		650	705,139
Tarrant Co Cultural–Buckingham Sr Lvg	4.50%		11/15/2021	BB	(c)	1,220	1,219,536
Tarrant Co Cultural–Buckner	3.875%		11/15/2022	NR		410	410,275
Tempe IDA–ASU Mirabella†	4.00%		10/1/2023	NR		825	828,308
Tulsa Co Industrial Auth–Montereau	5.00%		11/15/2023	BBB-	(c)	230	255,870
WA HFC–Lea Hill Proj†	3.20%		7/1/2021	NR		500	499,065
WI Hlth & Ed–American Baptist	3.50%		8/1/2022	NR		750	753,052
WI Hlth & Ed–Tomah Hosp	2.65%		11/1/2020	NR		1,125	1,113,086
WI PFA–Bancroft Neurohealth†	4.00%		6/1/2020	NR		635	654,088
Total							46,805,137

Housing 1.84%
MA DFA–Newbridge†	3.50%		10/1/2022	BB+	(c)	600	616,596
Montgomery Co Hsg	4.00%		7/1/2048	Aa2		975	1,032,496
NC Hsg Fin Agy	4.00%		7/1/2047	AA		985	1,042,839
NYC IDA–Yankee Stadium (FGIC)	2.891% (CPI Based	)#	3/1/2021	Baa1		480	476,933
PA Hsg Fin Auth AMT	4.00%		4/1/2039	NR		1,085	1,136,266
Total							4,305,130

Lease Obligations 2.27%
KY Ppty & Bldgs Commn–Proj #112	5.00%		11/1/2024	A1		1,000	1,138,390
NJ EDA–Sch Facs	5.00%		12/15/2019	BBB+		700	731,668

100	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

				Credit
				Rating:		Principal
	Interest		Maturity	S&P or		Amount	Fair
Investments	Rate		Date	Moody’s		(000)	Value
Lease Obligations (continued)
NJ EDA–Sch Facs	5.00%		9/1/2020	BBB+		$405	$428,053
NJ EDA–Sch Facs	5.00%		6/15/2022	Baa1		100	107,710
NJ EDA–Sch Facs	5.00%		3/1/2023	BBB+		1,355	1,468,197
NJ EDA–Sch Facs	5.00%		6/15/2023	BBB+		1,015	1,103,863
NJ EDA–Sch Facs	5.50%		9/1/2021	BBB+		320	343,891
Total							5,321,772

Other Revenue 7.41%
Arlington Hi Ed Fin Corp–Newman Intl Acad	4.375%		8/15/2026	NR		250	246,460
CA Muni Fin–Northbay Hlthcare	5.00%		11/1/2023	BBB-		450	500,049
CA Stwde–So Cal Edison	2.625%	#(a)	11/1/2033	Aa3		1,000	1,006,540
Central Plains–Goldman Sachs	5.25%		12/1/2021	A3		595	657,600
Chester Co IDA–Collegium Charter Sch	3.70%		10/15/2022	NR		1,000	1,000,820
Cleveland Arpt	5.00%		1/1/2029	A-		1,020	1,099,958
FL Charter Foundation†	4.00%		7/15/2026	NR		930	909,410
FL DFC–Renaissance Chtr Sch†	5.00%		6/15/2025	NR		145	149,678
FL DFC–Renaissance Chtr Sch	7.625%		6/15/2041	BB	(c)	250	274,660
Florence Twn IDA–Legacy Trad Sch	5.00%		7/1/2023	Ba1		200	210,544
Houston HI Ed–Cosmos Fndtn	4.00%		2/15/2022	BBB		500	516,540
Houston Hi Ed–Cosmos Fndtn	5.875%		5/15/2021	BBB		540	572,335
Houston HI Ed–Cosmos Fndtn	6.50%		5/15/2031	BBB		750	851,707
Lowndes Co Poll Ctl–Weyerhaeuser	6.80%		4/1/2022	BBB		2,200	2,522,322
Main St Nat Gas–Ml	5.00%		3/15/2022	A-		1,050	1,150,212
Maricopa Co IDA–Paradise Schools†	2.875%		7/1/2021	BB+		500	498,070
Phoenix IDA–Basis Schs†	3.00%		7/1/2020	BB		170	168,574
Phoenix IDA–Legacy Tradtl Schs†	3.00%		7/1/2020	Ba1		260	258,206
Plymouth Ed Ctr Charter Sch	5.125%		11/1/2018	B-		365	351,899	(d)
PR Elec Pwr Auth(e)	5.00%		7/1/2018	Ca		50	19,375
Salt Verde AZ Fin Corp Gas Rev Sr	5.25%		12/1/2023	BBB+		190	215,376
TEAC–Goldman Sachs	5.00%		2/1/2023	BBB+		125	138,465
TEAC–Goldman Sachs	5.25%		9/1/2022	A3		1,770	1,972,842
TEAC–Goldman Sachs	5.25%		9/1/2023	A3		375	423,840
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2026	A3		350	386,270
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2027	A3		250	275,210
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2020	A-		395	426,940
UT Charter Sch Fin Auth–Freedom Academy†	3.625%		6/15/2021	NR		375	373,920
Yonkers EDC–Charter Sch Ed Excellence	6.00%		10/15/2030	BB+		185	193,011
Total							17,370,833

See Notes to Financial Statements.	101

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Special Tax 2.67%
Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba1	$1,005	$1,088,415
Anne Arundel Co–Natl Business Pk	6.10%		7/1/2040	NR	100	102,346
Celebration Pointe CDD†	4.00%		5/1/2022	NR	350	356,289
Nthrn Palm Bch Co Impt Dist	3.25%		8/1/2022	NR	765	769,575
NYC IDA–Yankee Stadium (FGIC)	2.951% (CPI Based	)#	3/1/2026	Baa1	300	291,270
Plaza Met Dist #1†	5.00%		12/1/2018	NR	1,500	1,527,165
Scranton RDA GTD	5.00%		11/15/2021	BB+	500	517,340
Scranton RDA GTD	5.00%		11/15/2028	BB+	255	259,554
Southlands Met Dist #1	3.00%		12/1/2022	Ba1	200	199,822
Sparks Tourism Impt Dist†	6.75%		6/15/2028	Ba3	150	150,788
Village CDD #12	2.875%		5/1/2021	NR	500	506,260
Village CDD #12†	3.25%		5/1/2023	NR	500	501,515
Total						6,270,339

Tax Revenue 2.44%
Casino Reinv Dev Auth	5.00%		11/1/2020	BBB+	520	553,992
Casino Reinv Dev Auth	5.00%		11/1/2022	BBB+	350	383,649
Garden St Preservation Trust TCRS (BAM)	5.00%		11/1/2021	AA	300	325,725
Gtr Wenatchee Regl Events Ctr	4.125%		9/1/2021	NR	485	495,122
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2020	BB+	240	253,692
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2022	BB+	1,075	1,154,389
Met Pier & Expo Auth–McCormick Place	5.00%		12/15/2022	BB+	1,110	1,113,130
Met Pier & Expo Auth–McCormick Place (NPFGC) (FGIC)	5.50%		12/15/2023	Baa2	390	431,184
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon		6/15/2018	NR	385	383,749
Met Pier & Expo Auth–McCormick Place (NPFGC)(FGIC)	Zero Coupon		6/15/2018	BB+	10	9,944
NJ EDA–Cigarette Tax	5.00%		6/15/2021	BBB+	500	538,995
PR Corp Sales Tax(e)	5.00%		8/1/2022	Ca	100	58,750
PR Corp Sales Tax(e)	5.50%		8/1/2023	Ca	125	29,687
Total						5,732,008

Tobacco 8.78%
Buckeye Tobacco	5.125%		6/1/2024	B-	5,125	5,023,986
Buckeye Tobacco	5.375%		6/1/2024	B-	2,310	2,285,398
CA Co Tobacco Sec–LA Co	5.45%		6/1/2028	B2	1,000	1,013,380

102	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Tobacco (continued)
Inland Empire Tobacco	5.00%		6/1/2021	NR	$265	$265,095
Inland Empire Tobacco	5.75%		6/1/2026	NR	265	275,115
MI Tob Settlement	5.125%		6/1/2022	B-	1,190	1,189,976
MI Tob Settlement	5.25%		6/1/2022	B-	40	40,001
Nassau Co Tobacco	5.25%		6/1/2026	B-	475	475,067
NJ EDA–Cigarette Tax	5.00%		6/15/2022	BBB+	950	1,039,728
PA Tob Settlement	5.00%		6/1/2023	A1	760	838,645
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	A	775	860,707
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR	2,010	2,009,899
Tobacco Settlement Fin Corp NJ	4.625%		6/1/2026	BBB	2,245	2,246,931
TSASC	5.00%		6/1/2022	BB+	1,250	1,347,575
Westchester Tobacco Asset Sec Corp	5.00%		6/1/2022	A	1,500	1,677,495
Total						20,588,998

Transportation 8.52%
AL Port Auth AMT (AGM)	5.00%		10/1/2023	AA	520	578,167
Chicago GO	4.00%		1/1/2019	BBB+	180	183,141
Chicago Water	5.00%		11/1/2020	A	305	325,807
Foothill / Eastern Corridor Toll Rd	5.50%	#(a)	1/15/2053	BBB-	500	564,455
Houston Arpt–Continental Airlines AMT	4.75%		7/1/2024	BB-	1,000	1,097,630
Houston Arpt–Continental Airlines AMT	4.50%		7/1/2020	BB-	450	470,713
Houston Arpt–Continental Airlines AMT	5.00%		7/15/2020	BB-	2,000	2,114,800
MA Port Auth–Delta Airlines AMT (AMBAC)	3.438% (Auction Rate Based	)#	1/1/2031	NR	1,000	992,570
MA Port Auth–Delta Airlines AMT (AMBAC)	5.20%		1/1/2020	NR	35	35,485
MD EDC–CNX Consol Energy	5.75%		9/1/2025	BB-	1,435	1,503,220
MD EDC–Maryland Port	5.125%		6/1/2020	NR	475	502,084
NC Tpk Auth–Triangle Exprs (AGM)	5.00%		1/1/2024	AA	1,540	1,742,125
NJ EDA–Port Newark AMT	5.00%		10/1/2021	Ba1	1,000	1,081,410
NY Trans Dev Corp–American Airlines AMT	5.00%		8/1/2019	BB-	1,100	1,136,971
NY Trans Dev Corp–TOGA AMT	5.00%		1/1/2021	Baa1	500	537,625
NY Trans Dev Corp–TOGA AMT	5.00%		1/1/2022	Baa1	940	1,025,578
PA Econ Dev–Rapid Bridge AMT	5.00%		6/30/2019	BBB	330	341,616
PA Econ Dev–Rapid Bridge AMT	5.00%		6/30/2021	BBB	80	86,395
PA Econ Dev–Rapid Bridge AMT	5.00%		12/31/2025	BBB	570	648,232
Port Auth NY & NJ–JFK IAT	5.00%		12/1/2020	Baa1	3,000	3,142,080
PR Hwy & Trans Auth(f)	5.50%		7/1/2024	C	45	8,663
PR Hwy & Trans Auth (AGC)	4.00%		7/1/2020	AA	225	227,642

See Notes to Financial Statements.	103

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Transportation (continued)
PR Hwy & Trans Auth (AGC)	5.25%		7/1/2019	AA	$75	$77,561
Regional Trans Dist–Denver Trans	5.375%		7/15/2025	Baa3	980	1,043,239
Regional Trans Dist–Denver Trans	6.00%		1/15/2026	Baa3	470	509,762
Total						19,976,971

Utilities 7.34%
Burke Co Dev–Oglethorpe Power	3.00%	#(a)	11/1/2045	A-	1,500	1,482,660
Chicago Wastewater	5.00%		1/1/2023	A	370	408,510
CO Public Auth–ML	6.125%		11/15/2023	A-	1,855	2,170,276
Detroit Sewer	5.00%		7/1/2022	A-	235	258,211
Farmington Poll Ctl–NM Pub Svc	2.125%	#(a)	6/1/2040	BBB+	500	492,430
Jefferson Co Sewer	5.00%		10/1/2021	BBB-	1,300	1,399,515
KY Muni Pwr–Prarie State Proj(e)	3.45%	#(a)	9/1/2042	A-	850	850,459
NM Muni Energy Acq Auth–RBC	1.865% (1 Mo. LIBOR * .67 + .75%	)#	11/1/2039	A1	750	750,352
Pima Co IDA–Tucson Elec	4.95%		10/1/2020	A-	595	638,405
PR Elec Pwr Auth(f)	4.10%		7/1/2019	Ca	240	93,000
PR Elec Pwr Auth(f)	4.25%		7/1/2020	Ca	320	124,000
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA	145	145,341
PR Elec Pwr Auth (NPFGC)(FGIC)	4.00%		7/1/2018	Baa2	400	399,452
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2019	Baa2	645	648,051
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%		7/1/2021	Baa2	100	100,000
SC Pub Svc Auth–Santee Cooper	5.00%		12/1/2023	A+	1,090	1,221,966
TEAC–Goldman Sachs	5.00%		2/1/2020	BBB+	480	505,618
TEAC–Goldman Sachs	5.00%		2/1/2022	BBB+	1,190	1,301,098
TEAC–Goldman Sachs	5.25%		9/1/2021	A3	440	483,710
TX Muni Gas Acq & Supply–Macquarie	5.00%		12/15/2021	A3	1,070	1,172,270
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2018	A-	865	885,518
TX Muni Gas Acq & Supply–ML	5.25%		12/15/2022	A-	1,515	1,696,467
Total						17,227,309
Total Municipal Bonds (cost $230,283,322)						231,367,409

104	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND March 31, 2018

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(f)	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENT 0.14%

Variable Rate Demand Notes 0.14%

Utilities
NYC Muni Water (cost $325,000)	1.81%	4/2/2018	8/1/2022	AAA	$325	$325,000
Total Investments in Securities 98.77% (cost $230,608,322)						231,692,409
Cash and Other Assets in Excess of Liabilities 1.23%						2,880,188
Net Assets 100.00%						$234,572,597

Note: See Footnotes to Schedule of Investments on page 129 of this report.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds
Other Revenue	$–	$17,018,934	$351,899	$17,370,833
Remaining Industries	–	213,996,576	–	213,996,576
Variable Rate Demand Notes	–	325,000	–	325,000
Total	$–	$231,340,510	$351,899	$231,692,409

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Municipal Bonds
Balance as of October 1, 2017	$619,112
Accrued Discounts (Premiums)	78,477
Realized Gain (Loss)	173,999
Change in Unrealized Appreciation (Depreciation)	(169,689)
Purchases	–
Sales	(350,000)
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of March 31, 2018	$351,899
Change in unrealized appreciation/depreciation for period ended March 31, 2018, related to Level 3 investments held at March 31, 2018	$(169,689)

See Notes to Financial Statements.	105

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND March 31, 2018

				Credit Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
MUNICIPAL BONDS 98.67%

Corporate-Backed 0.86%
CA Poll Ctl–Poseidon Res AMT†	5.00%		11/21/2045	Baa3	$1,020	$1,087,269
CA Poll Ctl–Waste Mgmt AMT	3.25%	#(a)	12/1/2027	A-	1,500	1,570,890
Total						2,658,159

Education 5.32%
CA Dev Auth–Culinary Institute	5.00%		7/1/2036	Baa2	400	445,048
CA Dev Auth–Culinary Institute	5.00%		7/1/2041	Baa2	380	420,782
CA Dev Auth–Culinary Institute	5.00%		7/1/2046	Baa2	425	469,009
CA Ed Facs–Chapman Univ	4.00%		4/1/2047	A2	500	513,700
CA Ed Facs–Chapman Univ	5.00%		4/1/2040	A2	1,000	1,101,470
CA Ed Facs–Santa Clara Univ	4.00%		4/1/2048	NR	1,205	1,261,659
CA Ed Facs–Santa Clara Univ	5.00%		4/1/2039	Aa3	1,000	1,132,760
CA Ed Facs–Univ of Redlands	5.00%		10/1/2038	A3	1,000	1,127,590
CA Fin Auth–Biola Univ	5.00%		10/1/2029	Baa1	330	365,142
CA Fin Auth–Univ of San Diego	5.00%		10/1/2029	A1	2,225	2,487,194
CA MFA–Univ of La Verne	5.00%		6/1/2043	A3	1,000	1,131,730
CA Muni Fin–Biola Univ	5.00%		10/1/2032	Baa1	400	466,388
CA Sch Fin Auth–Green Dot Schs†	5.00%		8/1/2045	NR	500	531,785
CA Sch Fin Auth–KIPP LA†	5.00%		7/1/2045	BBB	540	585,295
Ripon USD (BAM)	5.50%		8/1/2043	AA	1,000	1,171,930
Univ of CA	5.00%		5/15/2037	AA-	720	791,755
Univ of CA	5.25%		5/15/2047	AA	2,000	2,384,700
Total						16,387,937

General Obligation 20.42%
Banning Unified Sch Dist (AGM)	5.25%		8/1/2042	AA	1,115	1,312,790
CA Hlth Facs–Sutter Hlth	5.00%		11/15/2048	AA-	1,000	1,139,070
CA State GO	4.00%		11/1/2047	NR	1,500	1,566,765
CA State GO	4.00%		9/1/2035	AA-	1,000	1,059,320
CA State GO	5.00%		9/1/2029	AA-	485	534,087
CA State GO	5.00%		2/1/2032	AA-	2,000	2,195,940
CA State GO	5.00%		9/1/2032	AA-	1,500	1,756,770
CA State GO	5.00%		2/1/2033	AA-	1,000	1,097,200
CA State GO	5.00%		8/1/2038	AA-	1,565	1,804,038
CA State GO	5.25%		10/1/2029	AA-	1,500	1,580,295
CA State GO	5.25%		8/1/2032	AA-	2,500	2,941,175
CA State GO	5.25%		10/1/2032	AA-	4,000	4,446,680

106	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2018

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
General Obligation (continued)
CA State GO	5.25%	4/1/2035	AA-		$3,000	$3,357,810
CA State GO	5.25%	10/1/2039	Aa3		500	584,470
CA State GO	5.50%	3/1/2040	AA-		2,000	2,137,580
CA State GO	6.50%	4/1/2033	AA-		3,500	3,669,960
Centinela UHSD (BAM)	4.00%	8/1/2052	AA		1,615	1,665,727
Grossmont UHSD	5.00%	8/1/2043	Aa2		1,250	1,379,325
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA		2,000	729,740
Imperial Unified Sch Dist (BAM)	5.25%	8/1/2043	AA		2,000	2,363,680
Irvine USD–Spl Tax (BAM)	5.00%	9/1/2038	AA		1,000	1,104,260
Los Angeles USD	5.00%	7/1/2029	Aa2		2,225	2,316,091
Los Angeles USD	5.00%	7/1/2030	Aa2		1,000	1,156,180
Marin Healthcare Dist	4.00%	8/1/2040	Aa2		1,000	1,043,870
Mt. San Jacinto CCD	4.00%	8/1/2037	Aa1		1,000	1,064,410
New Haven USD (BAM)	5.00%	8/1/2028	AA		1,000	1,137,910
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa		2,000	679,520
PR Comwlth GO(e)	6.00%	7/1/2039	Ca		2,000	900,000
San Francisco Arpt AMT	5.25%	5/1/2042	A+		1,000	1,160,370
San Francisco CCD	5.00%	6/15/2028	Aa3		1,000	1,175,280
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	A3		1,000	1,107,760
San Leandro Unified Sch Dist (BAM)	5.25%	8/1/2046	AA		1,750	2,054,220
Santa Barbara Unified Sch Dist	4.00%	8/1/2036	Aa2		750	808,703
Simi Valley GO	4.00%	8/1/2046	Aa3		1,065	1,104,448
Stockton USD	5.00%	8/1/2031	A+		2,000	2,307,300
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA		1,000	1,139,790
West Contra Costa USD	6.00%	8/1/2027	AA-		1,000	1,307,030
Yosemite CCD	Zero Coupon	8/1/2042	Aa2		5,555	4,032,041
Total						62,921,605

Health Care 15.41%
Abag Fin Auth–Episcopal Senior	5.00%	7/1/2032	A-	(c)	1,060	1,142,097
Abag Fin Auth–Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	1,092,370
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2022	AA		110	122,486
Abag Fin Auth–Sharp Hlthcare	5.00%	8/1/2043	AA		1,000	1,105,020
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,072,100
CA Hlth–Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		1,000	1,112,960
CA Hlth–Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,095,990
CA Hlth–Childrens Hsp Orange Co	5.25%	11/1/2035	A+		2,000	2,222,580
CA Hlth–Dignity Hlth	5.50%	7/1/2025	A		1,250	1,262,638

See Notes to Financial Statements.	107

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2018

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount	Fair
Investments	Rate	Date	Moody’s		(000)	Value
Health Care (continued)
CA Hlth–Rady Childrens Hsp	5.50%	8/15/2033	Aa3		$2,000	$2,210,920
CA Hlth–Sutter Hlth(d)	4.00%	11/15/2042	AA-		1,000	1,028,130
CA Hlth–Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,176,000
CA Hlth Auth–Cedars-Sinai Med Ctr	5.00%	8/15/2034	Aa3		1,000	1,159,010
CA Hlth Facs–Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,299,180
CA Hlth Facs–Lucile Packard	5.00%	11/15/2056	A+		1,500	1,701,990
CA Muni Fin–Channing House Pjt	5.00%	5/15/2047	AA-		2,000	2,278,600
CA Muni Fin–Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	548,995
CA Muni Fin–Retirement Hsg Foundation	5.00%	11/15/2031	NR		750	911,010
CA Muni Fin–Retirement Hsg Foundation	5.00%	11/15/2032	NR		250	305,150
CA Muni Fin–Senior Cartias Pjt	4.00%	8/15/2037	BBB		1,000	1,013,240
CA PFA–Sharp Healthcare	4.00%	8/1/2047	AA		1,000	1,023,660
CA Statewide–Beverly	5.00%	2/1/2035	BBB-		1,250	1,380,412
CA Stwde–American Baptist	5.00%	10/1/2045	BBB+	(c)	1,000	1,092,620
CA Stwde–Daughters of Charity	5.50%	7/1/2039	CCC		460	460,028
CA Stwde–Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	863,172
CA Stwde–Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		2,000	2,186,380
CA Stwde–Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		1,010	1,099,001
CA Stwde–So Cal Presbyterian†	7.00%	11/15/2029	BBB+	(c)	1,000	1,075,300
Eisenhower Med Ctr	5.00%	7/1/2042	Baa2		1,000	1,112,530
La Verne COP–Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(c)	635	677,208
Palomar Hlth	5.00%	11/1/2039	BBB-		1,450	1,585,198
Palomar Hlth	5.00%	11/1/2042	BBB-		1,000	1,092,200
San Buenaventura–Cmnty Mem Hlth	8.00%	12/1/2031	BB+		2,000	2,294,740
Univ of CA	4.00%	5/15/2047	AA-		1,000	1,036,330
Univ of CA	5.00%	5/15/2052	AA-		1,000	1,159,330
Upland COP–San Antonio Cmnty Hsp	5.00%	1/1/2028	BBB+		500	575,715
Upland COP–San Antonio Cmnty Hsp	5.00%	1/1/2047	BBB+		500	557,945
Upland COP–San Antonio Cmnty Hsp	6.00%	1/1/2026	BBB+		2,000	2,226,160
Whittier Hlth Fac–Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,109,420
Total						47,467,815

Housing 2.26%
CA Muni Fin–Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,000	1,071,830
CA Muni Fin–Caritas Affordable Hsg	5.00%	8/15/2030	BBB+		1,000	1,097,050
CA Muni Fin–UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	540,865
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2035	Baa1		1,000	1,121,660

108	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2018

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Housing (continued)
CA Stwde–CHF-Irvine LLC	5.00%	5/15/2040	Baa1	$1,355	$1,507,600
CA Stwde–CHF-Irvine LLC	5.125%	5/15/2031	Baa1	1,500	1,609,845
Total					6,948,850

Lease Obligations 4.50%
CA Pub Wks–Judicial Council	5.00%	12/1/2028	A+	1,000	1,100,170
CA Pub Wks–Lease Rev	3.00%	9/1/2030	A+	1,500	1,481,565
CA Pub Wks–Lease Rev	5.00%	10/1/2029	A+	1,000	1,191,500
CA Pub Wks–State Prisons	5.75%	10/1/2031	A+	2,000	2,247,600
CA Pub Wks–Various Cap Proj	5.00%	4/1/2037	A+	1,000	1,097,670
San Diego PFA–Master Lease	5.25%	9/1/2035	AA-	1,220	1,312,561
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+	3,000	3,184,590
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA	2,295	2,254,241
Total					13,869,897

Other Revenue 3.60%
Abag Fin Auth–Windemere Ranch (AGM)	5.00%	9/2/2029	AA	1,000	1,180,020
CA Infra & Econ Dev–Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010	1,122,332
CA Infra & Econ Dev–Gladstone Inst	5.25%	10/1/2034	A-	2,000	2,187,160
CA Infra & Econ Dev–Walt Disney Museum	4.00%	2/1/2035	A+	1,000	1,047,910
CA Muni Fin–American Heritage	5.00%	6/1/2036	BBB-	1,000	1,091,540
CA Muni Fin–Oceaa	6.75%	10/1/2028	NR	1,175	1,182,403
CA Sch Fin Auth–Aspire†	5.00%	8/1/2046	BBB	1,000	1,074,750
CA Sch Fin Auth–KIPP LA	5.00%	7/1/2034	BBB	600	654,630
MSR Energy Auth–Citi	6.125%	11/1/2029	BBB+	1,250	1,550,662
Total					11,091,407

Special Tax 7.10%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	555,780
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,137,730
CA Reassmt Dist 17/1 Orange	5.00%	9/2/2029	A	400	487,488
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,479,270
Irvine CFD–Great Park	5.00%	9/1/2044	NR	500	541,230
Irvine USD–Spl Tax	5.00%	3/1/2057	NR	1,000	1,099,150
Lake Elsinore PFA	5.00%	9/1/2035	NR	1,000	1,107,460
Orange Co CFD	5.25%	8/15/2045	NR	1,000	1,113,420
Poway USD PFA (BAM)	5.00%	9/1/2035	AA	1,800	2,024,856
Roseville CFD–Westpark	5.00%	9/1/2031	NR	1,000	1,124,210
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	985	1,069,306

See Notes to Financial Statements.	109

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2018

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount	Fair
Investments	Rate	Date	Moody’s	(000)	Value
Special Tax (continued)
San Diego Redev Agy–No Pk Redev	7.00%	11/1/2039	A	$1,000	$1,083,950
San Francisco Redev–Mission Bay North	6.75%	8/1/2041	A-	1,000	1,137,920
San Francisco Redev–Mission Bay South	6.625%	8/1/2039	BBB+	1,500	1,597,365
San Francisco Redev–Mission Bay South (NPFGC)	5.00%	8/1/2043	A-	1,100	1,241,130
San Mateo CFD–Bay Meadows	5.50%	9/1/2044	NR	500	546,515
Santa Cruz Redev Agy–Live Oak	6.625%	9/1/2029	NR	500	534,400
Santa Cruz Redev Agy–Live Oak	7.00%	9/1/2036	NR	500	537,005
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,678,647
Union City Redev Agy–Tax Alloc	6.875%	12/1/2033	A+	1,510	1,777,345
Total					21,874,177

Tax Revenue 1.46%
PR Corp Sales Tax(e)	5.00%	8/1/2024	Ca	1,000	237,500
PR Corp Sales Tax(e)	5.25%	8/1/2041	Ca	1,525	362,187
San Jose Spl Tax–Conv Ctr	6.125%	5/1/2031	A	1,000	1,122,200
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,657,140
Tustin CFD 06–1-Tust Leg/Colum Vil	5.00%	9/1/2037	BBB+	1,000	1,131,990
Total					4,511,017

Tobacco 5.30%
CA Statewide Fin Auth–Tobacco
Settlement	Zero Coupon	6/1/2046	NR	5,000	798,800
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	2,700	379,512
Golden St Tobacco	5.00%	6/1/2029	BBB	1,000	1,135,960
Golden St Tobacco	5.00%	6/1/2033	B+	1,050	1,051,050
Golden St Tobacco	5.00%	6/1/2035	A+	1,000	1,135,570
Golden St Tobacco	5.125%	6/1/2047	B-	2,000	2,000,020
Golden St Tobacco	5.75%	6/1/2047	B3	2,355	2,368,918
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR	3,000	127,950
Inland Empire Tobacco	5.00%	6/1/2021	NR	950	950,342
LA Cnty Tobacco	5.70%	6/1/2046	B2	1,070	1,074,034
LA Co Tobacco	Zero Coupon	6/1/2046	NR	2,140	252,477
Nthrn CA Tobacco	5.50%	6/1/2045	B-	1,115	1,115,011
San Diego Tobacco Settlement	4.00%	6/1/2032	BBB	1,000	1,012,500
Silicon Valley Tobacco	Zero Coupon	6/1/2041	NR	5,000	1,306,250
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	2,000	116,100
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	2,500	391,850
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	2,500	311,825

110	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2018

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Tobacco (continued)
Sthrn CA Tobacco	5.00%		6/1/2037	BB+	$805	$806,844
Total						16,335,013

Transportation 19.71%
Alameda Corridor Trsp Auth	5.00%		10/1/2036	BBB+	1,500	1,679,295
Alameda Corridor Trsp Auth	5.00%		10/1/2037	BBB+	2,000	2,234,380
Alameda Corridor Trsp Auth (AGM)	5.00%		10/1/2029	AA	1,425	1,608,397
Bay Area Toll Auth	4.00%		4/1/2038	AA-	2,000	2,100,240
Bay Area Toll Auth	5.00%		4/1/2056	AA	2,000	2,259,420
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	BBB-	1,500	812,565
Foothill / Eastern Corridor Toll Rd	3.95%	#(a)	1/15/2053	BBB-	2,000	2,001,440
Foothill / Eastern Corridor Toll Rd	5.50%	#(a)	1/15/2053	BBB-	250	282,228
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	BBB-	1,835	2,103,112
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	BBB-	4,285	5,022,234
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	BBB-	3,060	3,579,343
Long Beach Harbor AMT	5.00%		5/15/2028	AA	1,000	1,162,040
Long Beach Harbor AMT	5.00%		5/15/2043	AA	1,000	1,137,930
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2041	AA	1,000	1,111,030
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2045	AA	1,195	1,324,478
Los Angeles Dept Arpts–LAX AMT	5.00%		5/15/2046	AA-	1,000	1,121,660
Los Angeles Dept Arpts–LAX AMT	5.25%		5/15/2048	AA-	2,000	2,336,820
Los Angeles Harbor AMT	5.00%		8/1/2036	AA	1,000	1,119,950
Port Oakland AMT	5.125%		5/1/2031	A+	1,250	1,352,000
Riverside Co Trsp Commn	Zero Coupon		6/1/2028	BBB-	1,000	679,440
Riverside Co Trsp Commn	5.75%		6/1/2048	BBB-	1,500	1,670,010
Sacramento Co Arpt	5.00%		7/1/2041	A-	1,130	1,278,945
San Diego Arpt AMT	5.00%		7/1/2027	A+	1,000	1,114,320
San Diego Arpt AMT	5.00%		7/1/2047	NR	2,000	2,251,920
San Francisco Arpt AMT	5.00%		5/1/2027	A+	1,430	1,550,721
San Francisco Arpt AMT	5.00%		5/1/2040	A+	1,500	1,657,620
San Francisco Arpt AMT	5.00%		5/1/2046	A+	2,500	2,793,500
San Francisco Muni Trans Agy	4.00%		3/1/2042	AA	1,125	1,181,790
San Francisco Port AMT	5.00%		3/1/2030	A1	1,415	1,563,179
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	BBB	1,000	1,123,840
San Joaquin Hills Trsp Corridor	5.00%		1/15/2034	BBB	180	198,684
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	BBB	4,585	4,979,539
San Jose Arpt AMT	5.00%		3/1/2047	NR	2,380	2,660,864
San Jose Arpt AMT	6.25%		3/1/2034	A2	1,500	1,678,470
Total						60,731,404

See Notes to Financial Statements.	111

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND March 31, 2018

				Credit
				Rating:	Principal
	Interest		Maturity	S&P or	Amount	Fair
Investments	Rate		Date	Moody’s	(000)	Value
Utilities 12.73%
Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA	$500	$572,800
Atwater CA–Wastewater AMT (AGM)	5.00%		5/1/2040	AA	1,000	1,134,910
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA	1,500	1,762,800
Chula Vista IDR–San Diego G & E Rmkt	5.875%		1/1/2034	Aa2	1,000	1,045,880
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA	750	851,197
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	705	770,967
Guam Waterworks Auth	5.50%		7/1/2043	A-	525	574,093
Long Beach Nat Gas–ML	2.662% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A-	1,000	1,009,300
Long Beach Nat Gas–ML	5.25%		11/15/2020	A-	1,505	1,629,057
Long Beach Nat Gas–ML	5.50%		11/15/2030	A-	400	491,596
Long Beach Nat Gas–ML	5.50%		11/15/2037	A-	2,140	2,718,934
Los Angeles DWAP–Pwr Sys	5.00%		7/1/2047	AA	1,000	1,161,250
Los Angeles DWAP–Pwr Sys	5.25%		7/1/2037	AA	1,500	1,780,665
Los Angeles DWAP–Wtr Sys	5.00%		7/1/2032	AA+	1,000	1,183,170
Los Angeles Wastewater	4.00%		6/1/2042	NR	1,500	1,583,595
Los Angeles Wastewater	5.00%		6/1/2044	AA+	1,000	1,133,500
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+	2,305	3,245,555
MSR Energy Auth–Citi	6.50%		11/1/2039	BBB+	1,000	1,408,050
MSR Energy Auth–Citi	7.00%		11/1/2034	BBB+	2,500	3,550,225
Northern CA Gas–Morgan Stanley	1.855% (3 Mo. LIBOR * .67 + .72%	)#	7/1/2027	A3	2,000	1,948,860
Orange Co Water Dist	4.00%		8/15/2041	AAA	1,255	1,324,000
PR Elec Pwr Auth(e)	5.25%		7/1/2024	Ca	255	98,813
PR Elec Pwr Auth(e)	5.25%		7/1/2033	Ca	115	44,563
PR Elec Pwr Auth(e)	7.00%		7/1/2040	Ca	450	174,375
Riverside Elec (AGM)	5.00%		10/1/2027	AA	1,000	1,016,680
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	AA-	1,000	1,105,320
Southern CA Pub Pwr Auth–Apex	5.00%		7/1/2038	AA	1,000	1,128,860
Southern CA Pub Pwr Auth–Goldman Sachs	2.658% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A3	410	372,337
Southern CA Pub Pwr Auth–Goldman Sachs	5.00%		11/1/2033	A3	2,735	3,249,782
Stockton PFA–Wastewater (BAM)	5.00%		9/1/2029	AA	1,000	1,143,400
Total						39,214,534
Total Municipal Bonds (cost $292,656,877)						304,011,815

112	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND March 31, 2018

		Interest		Credit
		Rate	Final	Rating:	Principal
	Interest	Reset	Maturity	S&P or	Amount	Fair
Investments	Rate#	Date(f)	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENT 0.62%

Variable Rate Demand Notes 0.62%

General Obligation
CA State GO (cost $1,900,000)	1.37%	4/2/2018	5/1/2034	AA+	$1,900	$1,900,000
Total Investments in Securities 99.29% (cost $294,556,877)						305,911,815
Cash and Other Assets in Excess of Liabilities 0.71%						2,181,617
Net Assets 100.00%						$308,093,432

Note: See Footnotes to Schedule of Investments on page 129 of this report.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$304,011,815	$–	$304,011,815
Variable Rate Demand Notes	–	1,900,000	–	1,900,000
Total	$–	$305,911,815	$–	$305,911,815

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2018.

See Notes to Financial Statements.	113

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.39%

Corporate-Backed 4.71%
Gloucester Co Poll Ctl–Logan AMT	5.00%	12/1/2024	BBB-	$250	$270,863
NJ EDA–Continental Airlines AMT	5.25%	9/15/2029	BB-	1,425	1,556,485
NJ EDA–Continental Airlines AMT	5.50%	4/1/2028	BB-	320	320,966
NJ EDA–Continental Airlines AMT	5.50%	6/1/2033	BB-	350	389,718
NJ EDA–Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	78,075
NJ EDA–Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	110,699
NJ EDA–Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	190	211,284
Salem Co Poll Ctl–Chambers AMT	5.00%	12/1/2023	BBB-	1,300	1,399,996
Total					4,338,086

Education 9.57%
NJ Ed Facs–Kean Univ (AGM)	5.00%	7/1/2027	AA	75	85,589
NJ Ed Facs–NJ City Univ (AGM)	5.00%	7/1/2030	AA	835	948,301
NJ Ed Facs–Princeton Univ	5.00%	7/1/2025	AAA	400	465,000
NJ Ed Facs–Rider Univ	5.00%	7/1/2047	Baa2	500	542,720
NJ Ed Facs–Stockton Univ	5.00%	7/1/2041	Baa1	800	865,592
NJ Ed Facs–William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	572,930
NJ Ed Facs–William Patterson Univ	5.00%	7/1/2024	A2	295	333,919
NJ EDA–Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	555,430
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	630	656,132
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	Aaa	1,000	1,083,990
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	Aaa	750	822,982
Rutgers State Univ	5.00%	5/1/2028	Aa3	300	360,519
Rutgers State Univ	5.00%	5/1/2031	Aa3	350	404,492
Rutgers State Univ	5.00%	5/1/2034	Aa3	500	572,795
Seton Hall Univ	5.00%	7/1/2034	A-	325	365,580
Seton Hall Univ	5.00%	7/1/2036	A-	150	167,924
Total					8,803,895

General Obligation 8.67%
Atlantic City GO (AGM)	5.00%	3/1/2037	AA	500	558,600
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	250	276,673
Bayonne GO (AGM)	5.00%	7/15/2023	AA	500	560,700
Essex Co Impt Auth–Covanta AMT†	5.25%	7/1/2045	BB-	400	404,860
Hudson Co GO	5.00%	5/1/2035	AA	510	582,282
Hudson Co Impt Auth–Solid Waste GTD	5.75%	1/1/2035	Aa3	1,340	1,427,824
Jersey City GO	5.00%	11/1/2033	AA-	115	134,334

114	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Jersey City GO	5.00%	11/1/2037	AA-	$100	$115,549
New Jersey St Various Purp	5.00%	6/1/2027	A-	185	208,932
Newark Hsg Auth–Port Newark	4.00%	1/1/2037	AA-	500	526,040
NJ Ed Facs–Seton Hall Univ	5.00%	7/1/2042	A-	400	448,360
NJ State GO	5.00%	6/1/2023	A-	350	390,673
NJ State GO	5.00%	6/1/2027	A-	680	789,976
PR Comwlth GO(e)	5.375%	7/1/2030	Ca	1,000	435,000
PR Comwlth GO(e)	5.625%	7/1/2032	Ca	100	43,500
Union Co Util Auth–Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,077,860
Total					7,981,163

Health Care 12.61%
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2030	BBB+	500	544,705
Camden Co Impt Auth–Cooper Hlth	5.00%	2/15/2032	BBB+	500	541,100
Camden Co Impt Auth–Cooper Hlth	5.75%	2/15/2042	BBB+	425	466,034
NJ EDA–Lions Gate	5.25%	1/1/2044	NR	245	251,696
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2030	AA-	100	114,698
NJ Hlth–AHS Hsp Corp	5.00%	7/1/2031	AA-	100	114,286
NJ Hlth–Barnabas Hlth	4.00%	7/1/2026	A+	90	95,030
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2027	NR	300	354,489
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2029	NR	620	727,638
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2031	NR	600	698,862
NJ Hlth–Hackensack Meridian Hlth	5.00%	7/1/2033	NR	250	289,437
NJ Hlth–Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	550,850
NJ Hlth–Inspira Hlth	5.00%	7/1/2034	A2	250	281,793
NJ Hlth–Inspira Hlth	5.00%	7/1/2042	A2	500	560,450
NJ Hlth–Princeton Hlth	5.00%	7/1/2039	Baa2	1,000	1,102,050
NJ Hlth–Robert Wood Hsp	5.25%	7/1/2028	A+	500	566,385
NJ Hlth–RWJ Barnabas	5.00%	7/1/2033	A+	1,000	1,129,490
NJ Hlth–RWJ Barnabas	5.00%	7/1/2043	A+	825	916,666
NJ Hlth–St Josephs Hlth	5.00%	7/1/2027	BBB-	100	111,796
NJ Hlth–St Josephs Hlth	5.00%	7/1/2041	BBB-	750	807,097
NJ Hlth–Trinitas Hsp	5.00%	7/1/2030	BBB	245	274,275
NJ Hlth–Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,103,280
Total					11,602,107

Housing 1.16%
NJ EDA–Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,066,460

See Notes to Financial Statements.	115

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations 19.27%
Essex Co Impt Auth–Newark	6.25%	11/1/2030	Baa3		$750	$792,045
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2029	AA		250	288,175
Gloucester Co Impt Auth–Rowan Univ (AGM)	5.00%	11/1/2030	AA		250	287,155
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2024	BBB+		125	136,355
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2026	BBB+		210	227,942
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2033	BBB+		1,000	1,062,420
NJ Ed Facs–Higher Ed Cap Impt	5.00%	9/1/2036	BBB+		500	535,765
NJ Ed Facs–Higher Ed Cap Impt	5.50%	9/1/2033	BBB+		410	458,200
NJ EDA–Bldgs	5.00%	6/15/2047	BBB+		500	534,450
NJ EDA–Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,450	1,594,246
NJ EDA–Goethals Brdg AMT	5.625%	1/1/2052	BBB-		210	233,029
NJ EDA–Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+		500	539,495
NJ EDA–Sch Facs	5.00%	3/1/2023	BBB+		110	119,189
NJ EDA–Sch Facs	5.00%	6/15/2024	BBB+		190	207,077
NJ EDA–Sch Facs	5.00%	3/1/2025	BBB+		125	133,973
NJ EDA–Sch Facs	5.00%	3/1/2026	BBB+		1,210	1,291,203
NJ EDA–Sch Facs	5.00%	6/15/2026	BBB+		125	136,753
NJ EDA–Sch Facs	5.00%	11/1/2027	BBB+		75	82,801
NJ EDA–Sch Facs	5.00%	3/1/2028	BBB+		240	254,218
NJ EDA–Sch Facs	5.00%	6/15/2029	A-	(c)	500	545,785
NJ EDA–Sch Facs	5.00%	6/15/2030	BBB+		130	138,685
NJ EDA–Sch Facs	5.00%	6/15/2031	BBB+		340	362,137
NJ EDA–Sch Facs	5.00%	6/15/2034	BBB+		205	216,954
NJ EDA–Sch Facs	5.00%	3/1/2035	BBB+		725	763,012
NJ EDA–Sch Facs	5.00%	6/15/2035	BBB+		250	269,155
NJ EDA–Sch Facs	5.00%	6/15/2042	A-	(c)	300	320,502
NJ EDA–Sch Facs	5.25%	9/1/2026	BBB+		405	427,546
NJ EDA–Transit Proj	5.00%	11/1/2025	BBB+		500	548,485
NJ Hlth–Hsp Asset Trans	5.00%	10/1/2038	BBB+		500	536,170
NJ Hlth–Hsp Asset Trans	5.75%	10/1/2031	BBB+		1,130	1,186,432
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+		1,500	810,945
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+		1,000	375,370
NJ Trans Trust Fund	4.75%	6/15/2038	BBB+		530	552,265
NJ Trans Trust Fund	5.00%	6/15/2036	BBB+		250	262,097
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+		1,150	1,210,593
NJ Trans Trust Fund	5.25%	6/15/2041	BBB+		180	193,014
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR		500	101,250
Total						17,734,888

116	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 1.10%
Middlesex Co Impt Auth–Heldrich Ctr(e)	6.25%	1/1/2037	NR	$1,300	$13,650
NJ EDA–Bancroft Neuro	5.00%	6/1/2041	NR	350	359,895
NJ EDA–Sch Facs	5.00%	3/1/2027	BBB+	330	350,770
NJ EDA–The Seeing Eye	5.00%	6/1/2032	A	250	291,200
Total					1,015,515

Special Tax 0.86%
NJ EDA–Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	794,313

Tax Revenue 5.52%
Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	450	480,528
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	539,750
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,432,516
NJ Ed Facs–Princeton Univ	5.00%	7/1/2024	AAA	350	408,653
NJ EDA–Cigarette Tax	4.25%	6/15/2027	BBB+	550	572,726
NJ EDA–Cigarette Tax	5.00%	6/15/2024	BBB+	845	917,797
NJ EDA–Cigarette Tax	5.00%	6/15/2025	BBB+	330	357,205
NJ EDA–Cigarette Tax	5.00%	6/15/2029	BBB+	120	128,909
PR Corp Sales Tax(e)	5.00%	8/1/2035	Ca	1,000	237,500
Total					5,075,584

Tobacco 5.76%
NJ EDA–Cigarette Tax	5.00%	6/15/2026	BBB+	1,025	1,106,549
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BBB+	900	903,447
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	750	750,645
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	2,315	2,314,954
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	225	224,993
Total					5,300,588

Transportation 25.46%
DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	344,052
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,115,456
Delaware River Port Auth	5.00%	1/1/2022	A-	1,115	1,223,646
Delaware River Port Auth	5.00%	1/1/2024	A-	360	398,146
Delaware River Port Auth	5.00%	1/1/2028	A	525	589,129
Delaware River Port Auth	5.00%	1/1/2034	A	505	559,030
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	250	292,737
Fort Lee Pkg Auth–Guntzer St Pkg Deck GTD	5.00%	9/15/2046	Aa2	225	257,603
NJ EDA–Port Newark AMT	5.00%	10/1/2047	Ba1	750	806,925
NJ Tpk Auth	5.00%	1/1/2023	A+	40	44,980
NJ Tpk Auth	5.00%	1/1/2027	A2	100	118,145

See Notes to Financial Statements.	117

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NJ Tpk Auth	5.00%	1/1/2030	NR	$500	$582,665
NJ Tpk Auth	5.00%	1/1/2030	A+	500	590,415
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,439,624
NJ Tpk Auth	5.00%	1/1/2033	NR	395	459,851
NJ Tpk Auth	5.00%	1/1/2034	A+	510	571,180
NJ Tpk Auth	5.00%	1/1/2034	NR	515	591,122
NJ Tpk Auth	5.00%	1/1/2035	A+	500	566,780
NJ Tpk Auth	5.00%	1/1/2037	NR	300	344,616
NJ Tpk Auth	5.00%	1/1/2040	NR	100	114,242
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	984,352
NJ Trans Trust Fund	5.00%	6/15/2028	A+	1,000	1,111,340
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	2,025	2,221,931
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,215	1,370,641
Port Auth NY & NJ	5.00%	10/15/2026	AA-	530	627,250
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	585,570
Port Auth NY & NJ	5.00%	10/15/2035	AA-	500	581,190
Port Auth NY & NJ	5.00%	11/15/2047	AA-	850	982,617
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	Baa1	160	176,237
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	Baa1	80	87,987
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	455	499,067
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	500	572,560
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	350	404,610
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,000	1,109,710
South Jersey Port Corp AMT	5.00%	1/1/2048	Baa1	500	537,900
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	515	560,969
Total					23,424,275

Utilities 3.70%
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	437,428
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	107,583
NJ EDA–UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,038,470
Passaic Valley Swr (NPFGC)	2.50%	12/1/2032	A3	615	543,623
PR Aqueduct & Swr Auth	6.00%	7/1/2044	CC	150	121,687
PR Elec Pwr Auth(e)	5.00%	7/1/2037	Ca	110	42,625
PR Elec Pwr Auth(e)	5.75%	7/1/2036	Ca	75	29,063
PR Elec Pwr Auth(e)	7.00%	7/1/2040	Ca	100	38,750
Salem Co Poll Ctl–Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,048,210
Total					3,407,439
Total Municipal Bonds (cost $91,119,689)					90,544,313

118	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND March 31, 2018

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 0.44%

Variable Rate Demand Notes 0.44%

Education
NJ EDA–Lawrenceville Sch Proj (cost $400,000)	1.54%	4/2/2018	7/1/2026	Aa3	$400	$400,000
Total Investments in Municipal Bonds 98.83% (cost $91,519,689)						90,944,313
Cash and Other Assets in Excess of Liabilities(g) 1.17%						1,080,702
Net Assets 100.00%						$92,025,015

Open Futures Contracts at March 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2018	6	Short	$(861,833)	$(879,750)	$(17,917)

Note: See Footnotes to Schedule of Investments on page 129 of this report.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$90,544,313	$–	$90,544,313
Variable Rate Demand Notes	–	400,000	–	400,000
Total	$–	$90,944,313	$–	$90,944,313
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(17,917)	–	–	(17,917)
Total	$(17,917)	$–	$–	$(17,917)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2018.

See Notes to Financial Statements.	119

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.05%

Corporate-Backed 10.12%
Build NYC Res Corp–Pratt Paper AMT†	4.50%	1/1/2025	NR	$250	$274,335
Build NYC Res Corp–Pratt Paper AMT†	5.00%	1/1/2035	NR	250	268,920
JFK IAT–American Airlines AMT	5.00%	8/1/2031	BB-	3,500	3,691,555
Liberty Dev Corp–Goldman Sachs	5.25%	10/1/2035	A3	5,485	6,823,011
Liberty Dev Corp–Goldman Sachs	5.50%	10/1/2037	A3	1,785	2,295,242
Niagara Area Dev Corp–Covanta†	4.00%	11/1/2024	BB-	750	750,390
Niagara Area Dev Corp–Covanta AMT†	5.25%	11/1/2042	BB-	900	900,558
NY Liberty Dev Corp–3 WTC†	5.00%	11/15/2044	NR	5,975	6,344,076
NY Liberty Dev Corp–3 WTC†	7.25%	11/15/2044	NR	500	598,440
NY Liberty Dev Corp–7 WTC	5.00%	9/15/2040	Aaa	1,015	1,117,495
NY Liberty Dev Corp–BoA Tower	5.625%	7/15/2047	AA	2,685	2,863,391
NYC Cap Res–Arthur Mgmt	7.00%	8/1/2025	NR	1,125	1,163,025
NYC IDA–TRIPS AMT	5.00%	7/1/2028	BBB	1,800	1,933,470
NYC IDA–Yankee Stadium (FGIC)	4.50%	3/1/2039	Baa1	1,475	1,476,180
Onondaga Co IDA–Bristol Meyers AMT	5.75%	3/1/2024	A+	1,025	1,211,919
Syracuse IDA–Carousel Ctr AMT	5.00%	1/1/2032	Baa1	4,000	4,344,360
Total					36,056,367

Education 12.80%
Buffalo & Erie IDC–Buffalo State College	5.75%	10/1/2026	A+	1,350	1,496,853
Build NYC Res Corp–Manhattan Clg	5.00%	8/1/2033	A-	1,125	1,288,125
Build NYC Res Corp–NY Law	5.00%	7/1/2041	BBB-	1,000	1,081,890
Build NYC Res Corp–Packer Collegiate	5.00%	6/1/2040	A3	1,000	1,095,570
Dutchess Co LDC–Anderson Ctr	6.00%	10/1/2030	BB+	865	895,500
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2033	Baa2	200	224,050
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2041	Baa2	200	221,616
Dutchess Co LDC–Culinary Institute	5.00%	7/1/2046	Baa2	275	303,685
Dutchess Co LDC–Vassar College	5.00%	7/1/2034	AA-	250	290,753
Hempstead Town LDC–Hofstra Univ	5.00%	7/1/2042	A	500	565,945
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2034	BBB	825	919,908
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2037	BBB	630	698,802
Hempstead Town LDC–Molloy Clg	5.00%	7/1/2039	BBB	500	553,360
Monroe Co IDA–Univ of Rochester	5.00%	7/1/2031	AA-	350	412,006
New Rochelle LDC–Iona Clg	5.00%	7/1/2028	BBB	205	227,841
New Rochelle LDC–Iona Clg	5.00%	7/1/2029	BBB	250	276,665
New Rochelle LDC–Iona Clg	5.00%	7/1/2030	BBB	220	242,572

120	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
New Rochelle LDC–Iona Clg	5.00%	7/1/2031	BBB		$200	$219,846
NY Dorm–Barnard Clg	5.00%	7/1/2028	A1		500	579,110
NY Dorm–Barnard Clg	5.00%	7/1/2029	A1		1,600	1,850,864
NY Dorm–Columbia Univ	5.00%	10/1/2026	AAA		1,800	2,180,790
NY Dorm–Cornell Univ	5.00%	7/1/2040	Aa1		1,000	1,064,810
NY Dorm–Fordham Univ	5.00%	7/1/2035	A		550	625,487
NY Dorm–Fordham Univ	5.25%	7/1/2031	A		2,275	2,519,699
NY Dorm–Long Island Univ	5.00%	9/1/2026	BBB		1,000	1,088,500
NY Dorm–Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,193,080
NY Dorm–NYU	5.00%	7/1/2028	Aa2		1,000	1,201,510
NY Dorm–NYU	5.00%	7/1/2029	Aa2		1,000	1,196,050
NY Dorm–NYU	5.00%	7/1/2034	Aa2		1,515	1,758,794
NY Dorm–Pace Univ	4.00%	5/1/2022	NR		25	27,040
NY Dorm–Pace Univ	5.00%	5/1/2023	NR		20	22,852
NY Dorm–Pace Univ	5.00%	5/1/2023	BBB-		880	971,898
NY Dorm–Pratt Institute	5.00%	7/1/2034	A3		1,035	1,150,164
NY Dorm–Pratt Institute	5.00%	7/1/2039	A3		1,010	1,139,997
NY Dorm–St Johns Univ	5.00%	7/1/2027	A-		250	288,128
NY Dorm–St Johns Univ	5.00%	7/1/2037	A-		1,000	1,118,950
NY Dorm–SUNY Empire Commons	5.00%	5/1/2030	A		350	399,606
NY Dorm–SUNY Empire Commons	5.00%	5/1/2031	A		100	113,712
NY Dorm–SUNY Empire Commons	5.00%	5/1/2032	A		250	283,135
NY Dorm–The New School	5.00%	7/1/2028	A-		780	901,766
NY Dorm–Touro Clg	5.00%	1/1/2047	BBB-	(c)	1,500	1,635,150
NY Dorm–Touro Clg	5.25%	1/1/2034	BBB-	(c)	1,175	1,299,785
NY St Dorm Auth–PIT	5.00%	2/15/2041	AAA		3,000	3,457,560
Onondaga CDC–Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,114,320
St Lawrence IDA–Clarkson Univ	6.00%	9/1/2034	A3		1,625	1,820,569
Troy Cap Res Corp–RPI	5.00%	8/1/2032	A3		1,380	1,554,818
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,036,750
Total						45,609,881

General Obligation 7.15%
Erie CO GO	5.00%	9/15/2028	AA-		275	317,221
Jefferson Co–Samaritan Med Ctr	5.00%	11/1/2037	BBB-		2,000	2,202,940
Nassau Co GO	5.00%	1/1/2028	A+		1,500	1,733,910
NY Dorm–Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,144,490
NYC GO	4.00%	8/1/2034	AA		2,085	2,213,770

See Notes to Financial Statements.	121

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
NYC GO	5.00%	8/1/2024	AA		$2,000	$2,313,700
NYC GO	5.00%	8/1/2026	AA		1,750	2,046,327
NYC GO	5.00%	8/1/2026	AA		1,000	1,186,040
NYC GO	5.00%	8/1/2027	AA		1,410	1,567,159
NYC GO	5.00%	8/1/2027	AA		1,700	1,959,420
NYC GO	5.00%	10/1/2034	AA		1,500	1,658,475
NYC GO	5.00%	8/1/2037	AA		2,000	2,286,400
NYC GO	5.00%	10/1/2039	AA		1,000	1,155,240
PR Comwlth GO(e)	5.00%	7/1/2027	Ca		65	29,250
PR Comwlth GO(e)	5.125%	7/1/2028	Ca		155	69,750
PR Comwlth GO(e)	5.375%	7/1/2030	Ca		4,185	1,820,475
PR Comwlth GO(e)	5.50%	7/1/2027	Ca		60	26,100
PR Comwlth GO(e)	6.125%	7/1/2033	Ca		170	73,950
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,678,854
Total						25,483,471

Health Care 10.24%
Buffalo & Erie IDC–Catholic Hlth	5.00%	7/1/2025	BBB+		300	345,753
Buffalo & Erie IDC–Orchard Park	5.00%	11/15/2037	BBB-	(c)	1,000	1,086,250
Dutchess Co LDC–Health Quest	5.00%	7/1/2034	A-		500	555,035
Dutchess Co LDC–Health Quest	5.00%	7/1/2035	A-		1,500	1,696,545
East Rochester Hsg–Woodland Vlg	5.50%	8/1/2033	NR		1,640	1,642,739
Genesee Co IDA–United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,100,440
Monroe Co IDA–Rochester General Hospital	5.00%	12/1/2034	NR		250	281,178
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2027	A-		625	700,206
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,283,631
Nassau Co LEAC–Catholic Hlth LI	5.00%	7/1/2033	A-		375	410,914
Nassau Co LEAC–Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,148,300
NY Dorm–Catholic Hlth	5.00%	7/1/2032	BBB+		500	528,305
NY Dorm–Mem Sloan Kettering	5.00%	7/1/2042	AA-		650	745,199
NY Dorm–Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(c)	750	772,433
NY Dorm–Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,160,857
NY Dorm–North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,335,973
NY Dorm–North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,143,790
NY Dorm–North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,102,510
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2032	A-		790	900,892
NY Dorm–NYU Hsps Ctr	5.00%	7/1/2033	A-		760	863,124
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,106,250

122	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm–Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		$1,900	$2,109,057
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,056,570
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,093,194
Southhold LDC–Peconic Landing	5.00%	12/1/2045	BBB-	(c)	1,000	1,044,240
Suffolk Co IDA–Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		825	824,975
Suffolk Co IDA–Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	999,940
Tompkins Co Dev Corp–Kendal Ithaca	5.00%	7/1/2044	BBB		1,000	1,073,570
Westchester CO Hlth Care	5.00%	11/1/2033	BBB		1,000	1,097,660
Westchester CO Hlth Care	5.00%	11/1/2034	BBB		900	984,141
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		1,500	1,598,190
Westchester CO Hlth Care	6.00%	11/1/2030	BBB		110	119,609
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		40	43,587
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		145	158,002
Westchester Co LDC–Kendal Hudson	5.00%	1/1/2034	BBB	(c)	1,250	1,347,687
Total						36,460,746

Housing 0.61%
NYC Hsg–8 Spruce St	4.50%	2/15/2048	NR		1,000	1,038,150
Westchester Co–SUNY Purchase Hsg	5.00%	6/1/2047	BBB		1,000	1,118,310
Total						2,156,460

Lease Obligations 6.65%
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,064,842
Erie Co IDA–Buffalo Sch Dist	5.00%	5/1/2028	AA		1,050	1,233,341
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	2,830,028
Erie Co IDA–Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,092,770
Hudson Yards	5.00%	2/15/2031	Aa3		2,000	2,343,300
Hudson Yards	5.00%	2/15/2033	Aa3		1,060	1,230,204
NY Dorm–Court Facs	Zero Coupon	8/1/2021	AA+		2,265	2,119,859
NY Dorm–Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,726,124
NY Dorm–PIT	5.00%	2/15/2039	AAA		1,000	1,146,280
NY Liberty Dev Corp–4 WTC	5.00%	11/15/2031	A+		1,000	1,096,080
NYC TFA–Bldg Aid	5.00%	7/15/2025	AA		1,510	1,684,496
NYC TFA–Bldg Aid	5.00%	7/15/2027	AA		1,425	1,559,207
NYC TFA–Bldg Aid	5.00%	7/15/2032	AA		1,000	1,149,840
NYC TFA–Bldg Aid	5.00%	7/15/2035	AA		2,000	2,320,180
PR Infra Fin Auth–Mepsi Campus	6.50%	10/1/2037	NR		500	101,250
Total						23,697,801

See Notes to Financial Statements.	123

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2018

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 4.39%
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2030	BBB-	$2,500	$2,862,675
Brooklyn Arena LDC–Barclays Ctr	5.00%		7/15/2042	BBB-	3,000	3,337,590
Brooklyn Arena LDC–Barclays Ctr	6.00%		7/15/2030	AA+	5	5,378
Build NYC Res Corp–YMCA	5.00%		8/1/2040	A-	500	546,055
Build NYC Res Corp–YMCA	5.00%		8/1/2042	A-	1,370	1,458,598
NY Dorm–NYSARC Inc	5.125%		7/1/2030	Aa2	2,000	2,141,460
NYC Cultural–MOMA	4.00%		4/1/2025	AA	1,000	1,109,250
NYS Muni Bd Bk–Lease	5.00%		12/1/2022	AA	1,545	1,748,785
Utility Debt Sec Auth–LIPA	5.00%		12/15/2037	AAA	1,115	1,282,139
Yonkers EDC–Charter Sch Ed Excellence	6.25%		10/15/2040	BB+	1,100	1,147,454
Total						15,639,384

Special Tax 0.67%
NYC IDA–Queens Stadium (AMBAC)	5.00%		1/1/2031	BBB	2,075	2,080,001
NYC IDA–Yankee Stadium (FGIC)	2.951% (CPI Based	)	3/1/2026	Baa1	315	305,833
Total						2,385,834

Tax Revenue 15.34%
Hudson Yards	5.75%		2/15/2047	Aa3	1,675	1,856,520
Hudson Yards	5.75%		2/15/2047	AA-	1,030	1,122,607
MTA NY–Dedicated Tax	5.00%		11/15/2034	AA	1,000	1,172,360
MTA NY–Dedicated Tax	5.25%		11/15/2031	AA	1,040	1,242,634
NY Dorm–PIT	5.00%		12/15/2023	AAA	1,500	1,695,105
NY Dorm–PIT	5.00%		12/15/2025	AAA	1,000	1,127,200
NY Dorm–PIT	5.00%		3/15/2027	AAA	1,250	1,449,075
NY Dorm–PIT	5.00%		2/15/2034	AAA	1,250	1,414,825
NY Dorm–PIT	5.00%		3/15/2036	AAA	2,000	2,275,260
NY Dorm–PIT	5.00%		2/15/2039	AAA	1,500	1,714,500
NY Dorm–Sales Tax	5.00%		3/15/2026	AAA	1,000	1,173,900
NY Dorm–Sales Tax	5.00%		3/15/2043	AAA	2,025	2,328,790
NY Twy Auth–PIT	5.00%		3/15/2023	AAA	1,525	1,660,908
NY UDC–PIT	5.00%		12/15/2028	AAA	3,500	3,584,910
NY UDC–PIT	5.00%		3/15/2033	AAA	2,010	2,237,612
NY UDC–PIT	5.00%		3/15/2035	AAA	2,100	2,399,859
NY UDC–PIT	5.00%		3/15/2036	AAA	1,500	1,684,065
NYC TFA–Future Tax	5.00%		11/1/2023	AAA	1,000	1,128,260
NYC TFA–Future Tax	5.00%		11/1/2023	AAA	1,000	1,147,330
NYC TFA–Future Tax	5.00%		2/1/2027	AAA	1,500	1,625,670

124	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
NYC TFA–Future Tax	5.00%	2/1/2030	AAA	$240	$274,846
NYC TFA–Future Tax	5.00%	11/1/2030	AAA	2,000	2,359,280
NYC TFA–Future Tax	5.00%	11/1/2032	AAA	1,500	1,758,945
NYC TFA–Future Tax	5.00%	5/1/2034	AAA	125	129,304
NYC TFA–Future Tax	5.00%	5/1/2035	AAA	1,230	1,427,378
NYC TFA–Future Tax	5.00%	8/1/2036	AAA	3,000	3,443,880
NYC TFA–Future Tax	5.00%	8/1/2037	AAA	1,800	2,038,968
NYC TFA–Future Tax	5.00%	8/1/2040	Aa1	2,500	2,886,500
NYC TFA–Future Tax	5.00%	8/1/2041	Aa1	1,500	1,729,260
NYC TFA–Future Tax	5.00%	2/1/2043	AAA	2,000	2,288,100
NYC TFA–Future Tax	5.00%	5/1/2043	AAA	1,010	1,159,076
PR Corp Sales Tax(e)	5.75%	8/1/2037	Ca	4,600	1,092,500
Total					54,629,427

Tobacco 3.98%
Erie Co Tobacco	Zero Coupon	6/1/2055	NR	8,000	408,080
Monroe Tobacco	Zero Coupon	6/1/2061	NR	10,000	295,300
Nassau CO Tobacco	5.125%	6/1/2046	B-	2,030	1,991,349
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	10,450	344,328
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-	1,335	1,443,015
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	A-	1,175	1,281,008
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR	1,350	1,351,215
Suffolk Tobacco Asset Sec Corp	6.625%	6/1/2044	NR	750	788,475
TSASC	5.00%	6/1/2034	A-	1,000	1,106,740
TSASC	5.00%	6/1/2035	A-	200	220,690
TSASC	5.00%	6/1/2036	A-	100	110,018
TSASC	5.00%	6/1/2041	BBB+	300	325,200
TSASC	5.00%	6/1/2048	NR	2,700	2,702,619
Westchester Tobacco Asset Sec Corp	5.125%	6/1/2051	BB+	1,750	1,800,802
Total					14,168,839

Transportation 20.29%
Buffalo & Erie PBA–Peace Bridge	5.00%	1/1/2034	A+	600	688,188
Buffalo & Erie PBA–Peace Bridge	5.00%	1/1/2035	A+	1,355	1,549,686
Buffalo & Erie PBA–Peace Bridge	5.00%	1/1/2036	A+	695	793,148
MTA NY	5.00%	11/15/2023	A+	2,455	2,744,837
MTA NY	5.00%	11/15/2023	A+	1,000	1,132,190
MTA NY	5.00%	11/15/2027	A+	350	407,533

See Notes to Financial Statements.	125

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
MTA NY	5.00%	11/15/2028	A+	$705	$833,853
MTA NY	5.00%	11/15/2028	A+	675	807,124
MTA NY	5.00%	11/15/2028	A+	2,025	2,407,198
MTA NY	5.00%	11/15/2029	A+	1,500	1,722,675
MTA NY	5.00%	11/15/2033	A+	1,000	1,161,990
MTA NY	5.00%	11/15/2041	A+	1,000	1,120,150
MTA NY	5.25%	11/15/2028	A+	3,740	4,426,402
MTA NY	5.25%	11/15/2029	A+	1,000	1,167,780
Niagara Frontier Trsp–Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	1,000	1,117,700
NY Bridge Auth	4.00%	1/1/2027	AA-	1,000	1,059,890
NY Trans Dev Corp–LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	3,950	4,284,170
NY Trans Dev Corp–LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	8,300	9,098,211
NY Trans Dev Corp–TOGA AMT	5.00%	1/1/2023	Baa1	1,500	1,650,495
NY Twy Auth	5.00%	1/1/2032	A	150	176,148
NY Twy Auth	5.00%	1/1/2032	A	1,750	1,988,507
NY Twy Auth	5.00%	1/1/2036	A	1,760	1,935,613
NY Twy Auth	5.25%	1/1/2056	A-	1,000	1,132,980
Port Auth NY & NJ	4.00%	12/1/2022	AA-	1,560	1,685,237
Port Auth NY & NJ	5.00%	11/15/2042	AA-	1,250	1,447,275
Port Auth NY & NJ–JFK IAT	5.00%	12/1/2020	Baa1	170	178,051
Port Auth NY & NJ–JFK IAT	5.50%	12/1/2031	Baa1	295	320,739
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2036	Baa1	875	963,795
Port Auth NY & NJ–JFK IAT	6.00%	12/1/2042	Baa1	1,190	1,308,810
Port Auth NY & NJ–JFK IAT CR (AGM)	5.50%	12/1/2031	AA	225	244,510
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	439,936
Port Auth NY & NJ–JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,615	1,771,413
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-	1,615	1,738,661
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,363,900
Port Auth NY & NJ AMT	5.00%	10/15/2027	AA-	1,000	1,173,640
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	1,750	2,003,960
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-	2,395	2,768,692
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,658,773
Port Auth NY & NJ AMT	5.00%	10/15/2033	AA-	1,000	1,143,610
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-	1,000	1,128,990
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,346,262
Port Auth NY & NJ AMT	5.00%	9/15/2048	AA-	250	282,173
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	1,525	1,734,489

126	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND March 31, 2018

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Triborough Brdg & Tunl Auth	5.00%	11/15/2026	A+	$1,530	$1,729,084
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	591,385
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	709,662
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,157,600
Total					72,297,115

Utilities 6.81%
Guam Pwr Auth	5.00%	10/1/2020	BBB	500	527,225
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	534,705
Guam Waterworks Auth	5.00%	7/1/2036	A-	400	430,332
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,111,290
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,225,500
Long Island Power Auth	5.00%	5/1/2038	A-	1,880	2,058,713
Long Island Power Auth	5.00%	9/1/2039	A-	1,000	1,109,060
Long Island Power Auth	5.00%	9/1/2047	A-	500	567,405
NY Env Facs–Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,075,100
NYC Muni Water	5.00%	6/15/2035	AA+	1,550	1,726,592
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	1,892,499
NYC Muni Water	5.00%	6/15/2036	AA+	2,250	2,539,417
NYC Muni Water	5.00%	6/15/2036	AA+	1,750	1,975,102
NYC Muni Water	5.00%	6/15/2046	AA+	1,500	1,722,660
NYC Muni Water	5.25%	6/15/2037	AA+	1,500	1,766,745
NYC Muni Water	5.25%	6/15/2047	AA+	1,000	1,166,120
PR Aqueduct & Swr Auth	6.00%	7/1/2044	CC	445	361,006
PR Elec Pwr Auth(e)	5.75%	7/1/2036	Ca	1,250	484,375
Total					24,273,846
Total Investments in Municipal Securities 99.05% (cost $353,975,188)					352,859,171
Cash and Other Assets in Excess of Liabilities(g) 0.95%					3,379,526
Net Assets 100.00%					$356,238,697

See Notes to Financial Statements.	127

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND March 31, 2018

Open Futures Contracts at March 31, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	June 2018	21	Short	$(3,016,415)	$(3,079,125)	$(62,710)

Note: See Footnotes to Schedule of Investments on page 129 of this report.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$352,859,171	$–	$352,859,171
Total	$–	$352,859,171	$–	$352,859,171
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(62,710)	–	–	(62,710)
Total	$(62,710)	$–	$–	$(62,710)

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2018.

128	See Notes to Financial Statements.

Footnotes to Schedules of Investments

March 31, 2018

AMT	Income from this security may be subject to Alternative Minimum Tax.
Auction Rate Based	Rates reset based on auctions, typically every 7,14, 28 or 35 days.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuates based on CPI.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate
MUNIPSA	Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index Yield
NR	Not Rated.
PSF	Permanent School Fund.
TCRS	Transferable Custodial Receipts.
*	Non-income producing security.
#	Variable rate security. The interest rate shown is the rate in effect at March 31, 2018.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable rate is fixed to float: Rate remains fixed until designated future date.
(b)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(h) for details of Municipal Bonds Held in Trust.
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis (See Note 2(g)).
(e)	Defaulted security (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap index.
(g)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(h)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(i)	Stub Rights issued in connection with a plan of reorganization.
(j)	Security is perpetual and has no stated maturity date.
(k)	Level 3 Investment as described in Note 2(i) in the Notes to Financials. Security fair valued by the Pricing Committee.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FHA	Federal Housing Administration
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.	129

Statements of Assets and Liabilities (unaudited)

March 31, 2018

	Short Duration	Intermediate	AMT Free
ASSETS:
Investments in securities, at cost	$1,454,681,351	$4,185,511,864	$196,066,682
Investments in securities, at fair value	$1,450,438,331	$4,229,870,186	$199,131,940
Cash	442,899	9,251,293	45,644
Deposits with brokers for futures collateral	–	–	–
Receivables:
Interest	12,131,779	53,279,088	2,572,864
Investment securities sold	–	590,000	296,630
Capital shares sold	2,057,468	4,013,633	82,309
From advisor (See Note 3)	3,901	–	48,331
Prepaid expenses and other assets	114,574	157,359	39,468
Total assets	1,465,188,952	4,297,161,559	202,217,186
LIABILITIES:
Payables:
Investment securities purchased	21,092,447	39,113,704	1,803,202
Trust certificates (See Note 2(h))	–	1,250,000	–
Capital shares reacquired	1,245,551	4,270,867	422,883
Management fee	417,882	1,397,967	84,886
12b-1 distribution plan	298,764	1,097,601	39,373
Directors’ fees	277,613	481,423	20,083
Fund administration	49,163	144,587	6,791
Interest expense and fees (See Note 2(h))	–	2,484	–
Variation margin on futures contracts	–	–	–
Distributions payable	1,597,187	8,662,821	490,823
Accrued expenses and other liabilities	184,552	424,615	56,578
Total liabilities	25,163,159	56,846,069	2,924,619
Net Assets	$1,440,025,793	$4,240,315,490	$199,292,567
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,461,695,354	$4,224,980,313	$200,901,118
Undistributed (distributions in excess of) net investment income	623,404	12,571,371	582,212
Accumulated net realized gain (loss) on investments and futures contracts	(18,049,945)	(41,594,516)	(5,256,021)
Net unrealized appreciation (depreciation) on investments and futures contracts	(4,243,020)	44,358,322	3,065,258
Net Assets	$1,440,025,793	$4,240,315,490	$199,292,567

130	See Notes to Financial Statements.

		Short Duration
National	High Yield	High Yield	California	New Jersey	New York

$1,995,386,970	$2,045,630,010	$230,608,322	$294,556,877	$91,519,689	$353,975,188
$2,048,979,591	$2,045,318,229	$231,692,409	$305,911,815	$90,944,313	$352,859,171
1,644,907	17,290,143	1,347,444	492,679	237,104	156,158
–	–	–	–	15,000	52,500

26,527,423	31,360,260	3,020,960	3,859,940	1,199,557	4,411,139
6,754,844	11,819,469	659,383	–	–	–
1,011,232	8,470,300	1,343,409	244,314	8,626	162,546
–	–	46,108	–	6,140	–
73,192	97,981	41,606	45,495	36,308	42,715
2,084,991,189	2,114,356,382	238,151,319	310,554,243	92,447,048	357,684,229

20,879,309	26,376,328	2,959,782	1,019,990	–	–
26,250,000	9,250,000	–	–	–	–
2,129,401	3,086,031	437,684	295,290	67,928	281,563
730,807	826,721	78,478	117,743	35,143	136,569
579,616	509,214	38,264	88,820	24,556	116,557
449,116	290,659	7,108	96,820	31,585	99,719
68,961	69,932	7,848	10,466	3,124	12,139
189,132	35,551	–	–	–	–
–	–	–	–	4,452	15,536
5,403,924	6,748,798	–	758,088	212,622	711,485
197,476	225,520	49,558	73,594	42,623	71,964
56,877,742	47,418,754	3,578,722	2,460,811	422,033	1,445,532
$2,028,113,447	$2,066,937,628	$234,572,597	$308,093,432	$92,025,015	$356,238,697

$1,992,828,730	$2,265,098,592	$235,396,153	$303,202,743	$97,224,335	$357,618,971
7,547,233	25,136,630	687,650	332,981	(16,615)	(390,407)
(25,855,137)	(222,985,813)	(2,595,293)	(6,797,230)	(4,589,412)	188,860
53,592,621	(311,781)	1,084,087	11,354,938	(593,293)	(1,178,727)
$2,028,113,447	$2,066,937,628	$234,572,597	$308,093,432	$92,025,015	$356,238,697

See Notes to Financial Statements.	131

Statements of Assets and Liabilities (unaudited)(concluded)

March 31, 2018

	Short Duration	Intermediate	AMT Free

Net assets by class:
Class A Shares	$696,713,155	$1,553,766,470	$125,904,175
Class B Shares	–	$9,759	–
Class C Shares	$121,585,789	$494,538,804	$23,743,568
Class F Shares	$536,495,471	$1,661,735,786	$42,092,298
Class F3 Shares	$13,757,869	$21,197,718	$2,989,221
Class I Shares	$71,463,573	$509,057,004	$4,563,305
Class T Shares	$9,936	$9,949	–
Outstanding shares by class*:
Class A Shares	45,075,167	146,130,963	7,962,651
Class B Shares	–	919	–
Class C Shares	7,865,903	46,570,189	1,502,011
Class F Shares	34,707,024	156,332,082	2,662,314
Class F3 Shares	889,626	1,992,611	188,846
Class I Shares	4,622,069	47,869,409	288,435
Class T Shares	643	936	–
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.46	$10.63	$15.81
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.82	$10.87	$16.17
Class B Shares-Net asset value	–	$10.62	–
Class C Shares-Net asset value	$15.46	$10.62	$15.81
Class F Shares-Net asset value	$15.46	$10.63	$15.81
Class F3 Shares-Net asset value	$15.46	$10.64	$15.83
Class I Shares-Net asset value	$15.46	$10.63	$15.82
Class T Shares-Net asset value	$15.46	$10.63	–
Class T Shares-Maximum offering price (Net asset value plus sales charge of 2.50%)	$15.86	$10.90	–

*	Lord Abbett Municipal Income Fund, Inc. has 7,305,001,000 authorized shares of capital stock (par value $.001), which are designated as follows: 1,300,001,000 to Short Duration, 1,630,000,000 to Intermediate, 200,000,000 to AMT Free, 650,000,000 to National, 1,325,000,000 to High Yield, 1,300,000,000 to Short Duration High Yield and 300,000,000 to each of California, New Jersey and New York (As of March 31, 2018).

132	See Notes to Financial Statements.

		Short Duration
National	High Yield	High Yield	California	New Jersey	New York

$1,493,369,224	$1,133,807,377	$102,255,196	$197,107,603	$77,942,886	$257,382,920
$4,039	–	–	–	–	–
$155,382,315	$357,261,224	$8,976,360	$42,352,904	–	$49,630,216
$311,287,546	$483,203,909	$95,152,684	$50,772,936	$12,723,211	$41,626,389
$19,548,459	$11,694,594	$3,190,319	$2,901,720	$122,320	$843,564
$48,521,864	$80,960,316	$24,998,038	$14,958,269	$1,236,598	$6,755,608
–	$10,208	–	–	–	–

133,483,475	96,371,764	6,764,875	18,198,379	15,904,641	23,145,248
359.50	–	–	–	–	–
13,873,097	30,357,170	593,737	3,908,842	–	4,469,100
27,845,491	41,040,959	6,295,058	4,687,866	2,595,751	3,739,872
1,748,090	995,977	211,007	267,975	24,936	75,815
4,338,930	6,893,792	1,653,463	1,382,143	252,078	607,112
–	868	–	–	–	–

$11.19	$11.76	$15.12	$10.83	$4.90	$11.12
$11.45	$12.03	$15.47	$11.08	$5.01	$11.38
$11.24	–	–	–	–	–
$11.20	$11.77	$15.12	$10.84	–	$11.11
$11.18	$11.77	$15.12	$10.83	$4.90	$11.13
$11.18	$11.74	$15.12	$10.83	$4.91	$11.13
$11.18	$11.74	$15.12	$10.82	$4.91	$11.13
–	$11.76	–	–	–	–
–	$12.06	–	–	–	–

See Notes to Financial Statements.	133

Statements of Operations (unaudited)

For the Six Months Ended March 31, 2018

	Short Duration	Intermediate	AMT Free
Investment income:
Interest and other	$14,182,115	$69,880,814	$3,798,941
Total investment income	14,182,115	69,880,814	3,798,941
Expenses:
Management fee	2,904,782	8,403,289	510,744
12b-1 distribution plan-Class A	742,034	1,604,196	128,870
12b-1 distribution plan-Class B	–	1,861	–
12b-1 distribution plan-Class C	529,476	2,127,441	101,721
12b-1 distribution plan-Class F	284,209	866,224	22,040
12b-1 distribution plan-Class T	13	13	–
Interest expense and fees (See Note 2(h))	–	10,921	–
Shareholder servicing	294,182	1,113,544	48,728
Fund administration	304,676	869,757	40,859
Registration	113,805	149,948	44,347
Professional	38,394	51,571	23,702
Reports to shareholders	28,638	93,125	6,495
Directors’ fees	18,125	50,360	2,376
Custody	13,068	29,352	3,552
Other	35,039	58,290	10,248
Gross expenses	5,306,441	15,429,892	943,682
Expense reductions (See Note 9)	(10,154)	(29,253)	(1,362)
Fees waived and expenses reimbursed (See Note 3)	(314,164)	–	(281,699)
Net expenses	4,982,123	15,400,639	660,621
Net investment income	9,199,992	54,480,175	3,138,320
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(5,188,975)	(15,446,502)	(150,465)
Net realized gain (loss) on futures contracts	(299,370)	–	–
Net change in unrealized appreciation/depreciation on investments	(13,107,412)	(74,639,121)	(3,266,681)
Net change in unrealized appreciation/depreciation on futures contracts	229,841	–	–
Net realized and unrealized loss	(18,365,916)	(90,085,623)	(3,417,146)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(9,165,924)	$(35,605,448)	$(278,826)

134	See Notes to Financial Statements.

		Short Duration
National	High Yield	High Yield	California	New Jersey	New York

$41,164,127	$52,570,771	$3,813,678	$5,976,923	$1,728,443	$5,964,875
41,164,127	52,570,771	3,813,678	5,976,923	1,728,443	5,964,875

4,322,036	4,976,294	449,386	698,616	215,805	819,116
1,498,969	1,149,183	97,595	200,804	82,084	261,757
1,872	–	–	–	–	–
660,310	1,510,820	40,573	182,211	–	212,244
157,716	245,822	45,590	25,243	6,350	21,572
–	13	–	–	–	–
231,661	81,747	–	–	–	–
475,656	505,211	60,691	66,110	22,944	77,824
408,468	422,835	44,939	62,099	19,183	72,810
74,289	102,179	52,969	37,850	32,143	38,279
50,157	248,971	22,295	22,361	20,247	24,571
47,801	49,248	5,897	7,224	4,020	8,656
23,429	24,676	2,468	3,571	1,133	4,225
14,602	16,223	4,352	3,704	2,447	4,666
31,551	46,282	8,089	13,545	5,892	16,885
7,998,517	9,379,504	834,844	1,323,338	412,248	1,562,605
(13,736)	(14,210)	(1,514)	(2,087)	(642)	(2,456)
–	–	(256,966)	–	(25,862)	–
7,984,781	9,365,294	576,364	1,321,251	385,744	1,560,149
33,179,346	43,205,477	3,237,314	4,655,672	1,342,699	4,404,726

3,281,044	(14,710,897)	(2,500,546)	432,311	517,746	1,011,099
(144,641)	(29,953)	196,234	–	36,936	148,915

(34,602,652)	(745,618)	68,900	(4,125,833)	(1,706,407)	(7,710,435)

(53,416)	(259,461)	(93,583)	–	(22,913)	(97,685)
(31,519,665)	(15,745,929)	(2,328,995)	(3,693,522)	(1,174,638)	(6,648,106)

$1,659,681	$27,459,548	$908,319	$962,150	$168,061	$(2,243,380)

See Notes to Financial Statements.	135

Statements of Changes in Net Assets

	Short Duration
	For the
	Six Months Ended	For the
	March 31, 2018	Year Ended
DECREASE IN NET ASSETS	(unaudited)	September 30, 2017
Operations:
Net investment income	$9,199,992	$19,162,548
Net realized loss on investments and futures contracts	(5,488,345)	(6,109,913)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(12,877,571)	(13,706,530)
Net decrease in net assets resulting from operations	(9,165,924)	(653,895)
Distributions to shareholders from:
Net investment income
Class A	(4,502,795)	(9,578,779)
Class B	–	–
Class C	(393,917)	(743,049)
Class F	(3,707,025)	(8,044,902)
Class F3	(87,734)	(3,468)
Class I	(498,587)	(801,939)
Class P	–	–
Class T	(59)	(18)
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class P	–	–
Class T	–	–
Total distributions to shareholders	(9,190,117)	(19,172,155)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	361,281,869	569,345,545
Reinvestment of distributions	4,306,820	10,441,208
Cost of shares reacquired	(512,609,572)	(1,066,600,104)
Net decrease in net assets resulting from capital share transactions	(147,020,883)	(486,813,351)
Net decrease in net assets	(165,376,924)	(506,639,401)
NET ASSETS:
Beginning of period	$1,605,402,717	$2,112,042,118
End of period	$1,440,025,793	$1,605,402,717
Undistributed net investment income	$623,404	$613,529

136	See Notes to Financial Statements.

Intermediate		AMT Free
For the		For the
Six Months Ended	For the	Six Months Ended	For the
March 31, 2018	Year Ended	March 31, 2018	Year Ended
(unaudited)	September 30, 2017	(unaudited)	September 30, 2017

$54,480,175	$107,236,040	$3,138,320	$6,541,721
(15,446,502)	(26,010,073)	(150,465)	(556,347)

(74,639,121)	(99,190,327)	(3,266,681)	(7,454,041)
(35,605,448)	(17,964,360)	(278,826)	(1,468,667)

(19,910,861)	(41,878,550)	(1,982,918)	(4,080,025)
(3,006)	(22,299)	–	–
(4,835,551)	(10,469,092)	(300,006)	(635,379)
(22,302,121)	(44,460,380)	(698,812)	(1,692,624)
(246,442)	(5,867)	(49,778)	(18,709)
(6,395,000)	(8,545,313)	(63,216)	(31,215)
–	(356)	–	–
(124)	(38)	–	–

–	(653,277)	–	–
–	(687)	–	–
–	(222,544)	–	–
–	(639,864)	–	–
–	–	–	–
–	(114,920)	–	–
–	(6)	–	–
–	–	–	–
(53,693,105)	(107,013,193)	(3,094,730)	(6,457,952)

850,056,847	1,385,813,399	28,529,099	68,187,517
31,797,817	74,247,298	2,189,602	5,173,547
(942,247,688)	(1,904,802,189)	(36,041,626)	(110,411,393)

(60,393,024)	(444,741,492)	(5,322,925)	(37,050,329)
(149,691,577)	(569,719,045)	(8,696,481)	(44,976,948)

$4,390,007,067	$4,959,726,112	$207,989,048	$252,965,996
$4,240,315,490	$4,390,007,067	$199,292,567	$207,989,048
$12,571,371	$11,784,301	$582,212	$538,622

See Notes to Financial Statements.	137

Statements of Changes in Net Assets (continued)

	National
	For the
	Six Months Ended	For the
	March 31, 2018	Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	September 30, 2017
Operations:
Net investment income	$33,179,346	$65,986,505
Net realized gain (loss) on investments and futures contracts	3,136,403	(379,665)
Net change in unrealized appreciation/depreciation on investments and futures contracts	(34,656,068)	(61,913,311)
Net increase in net assets resulting from operations	1,659,681	3,693,529
Distributions to shareholders from:
Net investment income
Class A	(24,250,703)	(49,106,645)
Class B	(4,425)	(45,457)
Class C	(2,104,444)	(4,722,055)
Class F	(5,239,765)	(10,695,906)
Class F3	(309,743)	(7,280)
Class I	(811,593)	(494,695)
Class P	–	–
Class T	–	–
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class F	–	–
Class F3	–	–
Class I	–	–
Class P	–	–
Class T	–	–
Total distributions to shareholders	(32,720,673)	(65,072,038)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	238,170,014	426,343,420
Reinvestment of distributions	23,477,073	55,291,788
Cost of shares reacquired	(237,881,883)	(505,373,209)
Net increase (decrease) in net assets resulting from capital share transactions	23,765,204	(23,738,001)
Net increase (decrease) in net assets	(7,295,788)	(85,116,510)
NET ASSETS:
Beginning of period	$2,035,409,235	$2,120,525,745
End of period	$2,028,113,447	$2,035,409,235
Undistributed net investment income	$7,547,233	$7,088,560

138	See Notes to Financial Statements.

High Yield		Short Duration High Yield
For the		For the
Six Months Ended	For the	Six Months Ended	For the
March 31, 2018	Year Ended	March 31, 2018	Year Ended
(unaudited)	September 30, 2017	(unaudited)	September 30, 2017

$43,205,477	$88,757,960	$3,237,314	$4,682,844
(14,740,850)	14,678,076	(2,304,312)	(215,071)
(1,005,079)	(78,397,517)	(24,683)	(414,286)
27,459,548	25,038,519	908,319	4,053,487

(23,167,434)	(47,931,441)	(1,297,060)	(1,849,250)
–	–	–	–
(6,286,862)	(14,018,179)	(90,269)	(169,772)
(10,133,735)	(20,748,171)	(1,254,377)	(1,877,459)
(222,828)	(18,366)	(36,752)	(1,753)
(1,993,117)	(2,558,989)	(345,081)	(462,689)
–	(575)	–	–
(205)	(62)	–	–

–	–	(14,744)	–
–	–	–	–
–	–	(1,435)	–
–	–	(14,075)	–
–	–	(365)	–
–	–	(3,797)	–
–	–	–	–
–	–	–	–
(41,804,181)	(85,275,783)	(3,057,955)	(4,360,923)

319,622,299	673,191,149	75,588,412	172,890,905
29,350,096	67,859,450	3,019,500	4,287,689
(438,111,856)	(784,054,998)	(52,610,187)	(77,872,902)

(89,139,461)	(43,004,399)	25,997,725	99,305,692
(103,484,094)	(103,241,663)	23,848,089	98,998,256

$2,170,421,722	$2,273,663,385	$210,724,508	$111,726,252
$2,066,937,628	$2,170,421,722	$234,572,597	$210,724,508
$25,136,630	$23,735,334	$687,650	$473,875

See Notes to Financial Statements.	139

Statements of Changes in Net Assets (concluded)

	California
	For the
	Six Months Ended	For the
	March 31, 2018	Year Ended
DECREASE IN NET ASSETS	(unaudited)	September 30, 2017
Operations:
Net investment income	$4,655,672	$9,517,734
Net realized gain on investments and futures contracts	432,311	2,456,943
Net change in unrealized appreciation/depreciation on investments and futures contracts	(4,125,833)	(14,469,130)
Net increase (decrease) in net assets resulting from operations	962,150	(2,494,453)
Distributions to shareholders from:
Net investment income
Class A	(3,040,215)	(6,439,726)
Class C	(529,529)	(1,209,435)
Class F	(787,452)	(1,590,506)
Class F3	(40,254)	(1,126)
Class I	(202,660)	(152,461)
Total distributions to shareholders	(4,600,110)	(9,393,254)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	43,977,364	78,299,416
Reinvestment of distributions	3,302,109	7,898,666
Cost of shares reacquired	(45,492,853)	(111,353,440)
Net increase (decrease) in net assets resulting from capital share transactions	1,786,620	(25,155,358)
Net decrease in net assets	(1,851,340)	(37,043,065)
NET ASSETS:
Beginning of period	$309,944,772	$346,987,837
End of period	$308,093,432	$309,944,772
Undistributed (distributions in excess of) net investment income	$332,981	$277,419

140	See Notes to Financial Statements.

New Jersey		New York
For the		For the
Six Months Ended	For the	Six Months Ended	For the
March 31, 2018	Year Ended	March 31, 2018	Year Ended
(unaudited)	September 30, 2017	(unaudited)	September 30, 2017

$1,342,699	$2,913,276	$4,404,726	$9,394,652
554,682	740,449	1,160,014	5,441,777

(1,729,320)	(4,053,738)	(7,808,120)	(18,267,395)
168,061	(400,013)	(2,243,380)	(3,430,966)

(1,127,616)	(2,585,701)	(3,257,864)	(7,033,823)
–	–	(481,981)	(1,143,763)
(181,645)	(283,734)	(556,031)	(1,113,838)
(1,571)	(148)	(9,728)	(133)
(15,251)	(7,306)	(80,844)	(47,119)
(1,326,083)	(2,876,889)	(4,386,448)	(9,338,676)

12,270,107	15,071,007	32,124,601	65,995,400
901,985	2,279,036	2,802,074	7,113,817
(20,854,379)	(21,090,867)	(41,932,340)	(118,053,999)

(7,682,287)	(3,740,824)	(7,005,665)	(44,944,782)
(8,840,309)	(7,017,726)	(13,635,493)	(57,714,424)

$100,865,324	$107,883,050	$369,874,190	$427,588,614
$92,025,015	$100,865,324	$356,238,697	$369,874,190

$(16,615)	$(33,231)	$(390,407)	$(408,685)

See Notes to Financial Statements.	141

Financial Highlights

SHORT DURATION TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
3/31/2018(d)	$15.64	$0.09	$(0.18)	$(0.09)	$(0.09)	$–	$(0.09)
9/30/2017	15.76	0.17	(0.12)	0.05	(0.17)	–	(0.17)
9/30/2016	15.74	0.17	0.02	0.19	(0.17)	–	(0.17)
9/30/2015	15.80	0.16	(0.06)	0.10	(0.16)	–	(0.16)
9/30/2014	15.71	0.19	0.10	0.29	(0.19)	(0.01)	(0.20)
9/30/2013	15.97	0.21	(0.25)	(0.04)	(0.21)	(0.01)	(0.22)
Class C
3/31/2018(d)	15.64	0.05	(0.18)	(0.13)	(0.05)	–	(0.05)
9/30/2017	15.77	0.07	(0.13)	(0.06)	(0.07)	–	(0.07)
9/30/2016	15.74	0.07	0.03	0.10	(0.07)	–	(0.07)
9/30/2015	15.80	0.06	(0.06)	–	(0.06)	–	(0.06)
9/30/2014	15.71	0.09	0.10	0.19	(0.09)	(0.01)	(0.10)
9/30/2013	15.97	0.11	(0.26)	(0.15)	(0.10)	(0.01)	(0.11)
Class F
3/31/2018(d)	15.64	0.10	(0.18)	(0.08)	(0.10)	–	(0.10)
9/30/2017	15.77	0.18	(0.13)	0.05	(0.18)	–	(0.18)
9/30/2016	15.74	0.19	0.02	0.21	(0.18)	–	(0.18)
9/30/2015	15.80	0.18	(0.07)	0.11	(0.17)	–	(0.17)
9/30/2014	15.71	0.20	0.10	0.30	(0.20)	(0.01)	(0.21)
9/30/2013	15.97	0.23	(0.25)	(0.02)	(0.23)	(0.01)	(0.24)
Class F3
3/31/2018(d)	15.65	0.11	(0.19)	(0.08)	(0.11)	–	(0.11)
4/4/2017 to 9/30/2017(f)	15.56	0.10	0.09	0.19	(0.10)	–	(0.10)
Class I
3/31/2018(d)	15.65	0.11	(0.19)	(0.08)	(0.11)	–	(0.11)
9/30/2017	15.77	0.20	(0.12)	0.08	(0.20)	–	(0.20)
9/30/2016	15.74	0.20	0.03	0.23	(0.20)	–	(0.20)
9/30/2015	15.80	0.19	(0.06)	0.13	(0.19)	–	(0.19)
9/30/2014	15.71	0.22	0.10	0.32	(0.22)	(0.01)	(0.23)
9/30/2013	15.97	0.24	(0.25)	(0.01)	(0.24)	(0.01)	(0.25)
Class T
3/31/2018(d)	15.64	0.09	(0.18)	(0.09)	(0.09)	–	(0.09)
7/28/2017 to 9/30/2017(h)	15.66	0.03	(0.02)	0.01	(0.03)	–	(0.03)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Commenced on April 4, 2017.
(g)	Annualized.
(h)	Commenced on July 28, 2017.

142	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.46	(0.55	)(e)	0.65	(g)	0.65	(g)	0.69	(g)	1.22	(g)	$696,713	24	(e)
15.64	0.26		0.65		0.65		0.71		1.08		777,769	23
15.76	1.27		0.65		0.65		0.71		1.08		1,060,240	23
15.74	0.63		0.65		0.65		0.70		1.02		1,056,101	26
15.80	1.85		0.64		0.64		0.70		1.19		1,231,268	28
15.71	(0.28)		0.63		0.62		0.70		1.32		1,476,264	24

15.46	(0.85	)(e)	1.26	(g)	1.26	(g)	1.30	(g)	0.60	(g)	121,586	24	(e)
15.64	(0.36)		1.27		1.27		1.33		0.47		138,173	23
15.77	0.65		1.27		1.27		1.33		0.47		180,900	23
15.74	0.01		1.27		1.27		1.33		0.39		200,818	26
15.80	1.20		1.28		1.28		1.34		0.55		237,782	28
15.71	(0.93)		1.29		1.29		1.36		0.67		285,611	24

15.46	(0.50	)(e)	0.55	(g)	0.55	(g)	0.59	(g)	1.31	(g)	536,495	24	(e)
15.64	0.35		0.55		0.55		0.61		1.18		641,013	23
15.77	1.37		0.55		0.55		0.61		1.18		803,775	23
15.74	0.73		0.55		0.55		0.60		1.11		724,280	26
15.80	1.95		0.54		0.54		0.60		1.29		775,914	28
15.71	(0.18)		0.53		0.52		0.60		1.42		757,444	24

15.46	(0.44	)(e)	0.43	(g)	0.43	(g)	0.46	(g)	1.44	(g)	13,758	24	(e)
15.65	1.23	(e)	0.43	(g)	0.43	(g)	0.49	(g)	1.30	(g)	947	23

15.46	(0.51	)(e)	0.45	(g)	0.45	(g)	0.49	(g)	1.42	(g)	71,464	24	(e)
15.65	0.52		0.45		0.45		0.51		1.28		47,491	23
15.77	1.47		0.45		0.45		0.51		1.27		67,127	23
15.74	0.83		0.45		0.45		0.50		1.20		44,295	26
15.80	2.04		0.44		0.44		0.50		1.38		82,953	28
15.71	(0.08)		0.43		0.42		0.50		1.50		67,487	24

15.46	(0.63	)(e)	0.68	(g)	0.68	(g)	0.68	(g)	1.19	(g)	10	24	(e)
15.64	0.11	(e)	0.68	(g)	0.68	(g)	0.68	(g)	1.02	(g)	10	23

See Notes to Financial Statements.	143

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class A
3/31/2018(d)	$10.85	$0.14	$(0.23)	$(0.09)	$(0.13)	$–	$(0.13)
9/30/2017	11.10	0.27	(0.26)	0.01	(0.26)	– (f)	(0.26)
9/30/2016	10.80	0.29	0.30	0.59	(0.28)	(0.01)	(0.29)
9/30/2015	10.83	0.31	(0.04)	0.27	(0.30)	–	(0.30)
9/30/2014	10.49	0.32	0.41	0.73	(0.32)	(0.07)	(0.39)
9/30/2013	10.99	0.29	(0.50)	(0.21)	(0.29)	–	(0.29)
Class B
3/31/2018(d)	10.84	0.09	(0.22)	(0.13)	(0.09)	–	(0.09)
9/30/2017	11.09	0.18	(0.26)	(0.08)	(0.17)	– (f)	(0.17)
9/30/2016	10.79	0.20	0.31	0.51	(0.20)	(0.01)	(0.21)
9/30/2015	10.83	0.22	(0.05)	0.17	(0.21)	–	(0.21)
9/30/2014	10.48	0.24	0.41	0.65	(0.23)	(0.07)	(0.30)
9/30/2013	10.98	0.20	(0.50)	(0.30)	(0.20)	–	(0.20)
Class C
3/31/2018(d)	10.84	0.10	(0.22)	(0.12)	(0.10)	–	(0.10)
9/30/2017	11.09	0.20	(0.26)	(0.06)	(0.19)	– (f)	(0.19)
9/30/2016	10.79	0.22	0.30	0.52	(0.21)	(0.01)	(0.22)
9/30/2015	10.82	0.24	(0.04)	0.20	(0.23)	–	(0.23)
9/30/2014	10.48	0.25	0.41	0.66	(0.25)	(0.07)	(0.32)
9/30/2013	10.98	0.22	(0.51)	(0.29)	(0.21)	–	(0.21)
Class F
3/31/2018(d)	10.85	0.14	(0.22)	(0.08)	(0.14)	–	(0.14)
9/30/2017	11.10	0.27	(0.25)	0.02	(0.27)	– (f)	(0.27)
9/30/2016	10.80	0.30	0.30	0.60	(0.29)	(0.01)	(0.30)
9/30/2015	10.83	0.32	(0.04)	0.28	(0.31)	–	(0.31)
9/30/2014	10.49	0.33	0.41	0.74	(0.33)	(0.07)	(0.40)
9/30/2013	10.99	0.30	(0.50)	(0.20)	(0.30)	–	(0.30)

144	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.63	(0.80	)(e)	0.70	(h)	0.70	(h)	0.70	(h)	2.52	(h)	$1,553,766	10	(e)
10.85	0.18		0.70		0.70		0.70		2.46		1,650,235	23
11.10	5.53		0.70		0.70		0.70		2.62		2,000,225	8
10.80	2.52		0.71		0.71		0.71		2.84		1,592,318	12
10.83	7.09		0.70		0.70		0.71		3.04		1,485,143	19
10.49	(1.99)		0.69		0.68		0.70		2.67		1,829,614	31

10.62	(1.22	)(e)	1.51	(h)	1.51	(h)	1.51	(h)	1.67	(h)	10	10	(e)
10.84	(0.62)		1.50		1.50		1.50		1.69		650	23
11.09	4.70		1.51		1.51		1.51		1.86		2,061	8
10.79	1.62		1.51		1.51		1.51		2.05		2,907	12
10.83	6.35		1.50		1.50		1.51		2.24		3,892	19
10.48	(2.78)		1.49		1.48		1.50		1.88		4,587	31

10.62	(1.11	)(e)	1.32	(h)	1.32	(h)	1.32	(h)	1.90	(h)	494,539	10	(e)
10.84	(0.45)		1.33		1.33		1.33		1.84		540,427	23
11.09	4.87		1.33		1.33		1.33		2.00		657,981	8
10.79	1.89		1.33		1.33		1.33		2.22		564,502	12
10.82	6.42		1.34		1.34		1.35		2.40		559,156	19
10.48	(2.66)		1.36		1.36		1.38		2.00		634,305	31

10.63	(0.76	)(e)	0.60	(h)	0.60	(h)	0.60	(h)	2.61	(h)	1,661,736	10	(e)
10.85	0.28		0.60		0.60		0.60		2.55		1,861,797	23
11.10	5.63		0.60		0.60		0.60		2.72		1,983,052	8
10.80	2.62		0.61		0.61		0.61		2.94		1,447,425	12
10.83	7.20		0.60		0.60		0.60		3.13		1,092,546	19
10.49	(1.89)		0.59		0.58		0.60		2.77		899,590	31

See Notes to Financial Statements.	145

Financial Highlights (continued)

INTERMEDIATE TAX FREE FUND

		Per Share Operating Performance:

		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain		Total distri- butions
Class F3
3/31/2018(d)	$10.86	$0.15	$(0.22)	$(0.07)	$(0.15)	$–		$(0.15)
4/4/2017 to 9/30/2017(g)	10.66	0.13	0.21	0.34	(0.14)	–	(f)	(0.14)
Class I
3/31/2018(d)	10.85	0.15	(0.23)	(0.08)	(0.14)	–		(0.14)
9/30/2017	11.10	0.29	(0.26)	0.03	(0.28)	–	(f)	(0.28)
9/30/2016	10.80	0.31	0.30	0.61	(0.30)	(0.01)		(0.31)
9/30/2015	10.84	0.33	(0.05)	0.28	(0.32)	–		(0.32)
9/30/2014	10.49	0.34	0.42	0.76	(0.34)	(0.07)		(0.41)
9/30/2013	11.00	0.31	(0.51)	(0.20)	(0.31)	–		(0.31)
Class T
3/31/2018(d)	10.85	0.14	(0.23)	(0.09)	(0.13)	–		(0.13)
7/28/2017 to 9/30/2017(i)	10.84	0.04	0.01	0.05	(0.04)	–	(f)	(0.04)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Annualized.
(i)	Commenced on July 28, 2017.

146	See Notes to Financial Statements.

			Ratios to Average Net Assets:								Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (includes interest expense)(c) (%)		Total expenses after waivers and/or reim- bursements (excludes interest expense)(c) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.64	(0.69	)(e)	0.46	(h)	0.46	(h)	0.46	(h)	2.74	(h)	$21,198	10	(e)
10.86	3.16	(e)	0.46	(h)	0.46	(h)	0.46	(h)	2.52	(h)	441	23

10.63	(0.71	)(e)	0.50	(h)	0.50	(h)	0.50	(h)	2.72	(h)	509,057	10	(e)
10.85	0.38		0.50		0.50		0.50		2.66		336,447	23
11.10	5.74		0.50		0.50		0.50		2.79		316,391	8
10.80	2.63		0.51		0.51		0.51		3.02		164,325	12
10.84	7.41		0.50		0.50		0.50		3.23		68,985	19
10.49	(1.89)		0.49		0.48		0.50		2.87		52,814	31

10.63	(0.80	)(e)	0.75	(h)	0.75	(h)	0.75	(h)	2.52	(h)	10	10	(e)
10.85	0.47	(e)	0.67	(h)	0.67	(h)	0.67	(h)	2.21	(h)	10	23

See Notes to Financial Statements.	147

Financial Highlights (continued)

AMT FREE MUNICIPAL BOND FUND

		Per Share Operating Performance:

					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period
Class A
3/31/2018(d)	$16.07	$0.25	$(0.26)	$(0.01)	$(0.25)	$15.81
9/30/2017	16.54	0.49	(0.47)	0.02	(0.49)	16.07
9/30/2016	15.84	0.52	0.69	1.21	(0.51)	16.54
9/30/2015	15.89	0.54	(0.06)	0.48	(0.53)	15.84
9/30/2014	15.03	0.59	0.85	1.44	(0.58)	15.89
9/30/2013	16.38	0.58	(1.35)	(0.77)	(0.58)	15.03
Class C
3/31/2018(d)	16.07	0.20	(0.26)	(0.06)	(0.20)	15.81
9/30/2017	16.53	0.39	(0.47)	(0.08)	(0.38)	16.07
9/30/2016	15.84	0.42	0.68	1.10	(0.41)	16.53
9/30/2015	15.88	0.44	(0.05)	0.39	(0.43)	15.84
9/30/2014	15.03	0.48	0.85	1.33	(0.48)	15.88
9/30/2013	16.38	0.46	(1.35)	(0.89)	(0.46)	15.03
Class F
3/31/2018(d)	16.07	0.26	(0.27)	(0.01)	(0.25)	15.81
9/30/2017	16.53	0.51	(0.47)	0.04	(0.50)	16.07
9/30/2016	15.84	0.53	0.69	1.22	(0.53)	16.53
9/30/2015	15.89	0.55	(0.06)	0.49	(0.54)	15.84
9/30/2014	15.03	0.60	0.85	1.45	(0.59)	15.89
9/30/2013	16.38	0.60	(1.36)	(0.76)	(0.59)	15.03
Class F3
3/31/2018(d)	16.09	0.27	(0.27)	–	(0.26)	15.83
4/4/2017 to 9/30/2017(f)	15.73	0.25	0.36	0.61	(0.25)	16.09
Class I
3/31/2018(d)	16.08	0.27	(0.27)	–	(0.26)	15.82
9/30/2017	16.54	0.52	(0.46)	0.06	(0.52)	16.08
9/30/2016	15.85	0.56	0.68	1.24	(0.55)	16.54
9/30/2015	15.90	0.56	(0.05)	0.51	(0.56)	15.85
9/30/2014	15.04	0.62	0.85	1.47	(0.61)	15.90
9/30/2013	16.39	0.63	(1.37)	(0.74)	(0.61)	15.04

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Commenced on April 4, 2017.
(g)	Annualized.

148	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
		Total	Total
		expenses	expenses
		after	after
		waivers	waivers
		and/or reim-	and/or reim-
		bursements	bursements					Net
		(includes	(excludes			Net		assets,	Portfolio
Total		interest	interest	Total		investment		end of	turnover
return(b)		expense)(c)	expense)(c)	expenses		income		period	rate
(%)		(%)	(%)	(%)		(%)		(000)	(%)

(0.09	)(e)	0.60 (g)	0.60 (g)	0.88	(g)	3.12	(g)	$125,904	19	(e)
0.17		0.60	0.60	0.88		3.09		131,608	28
7.76		0.60	0.60	0.87		3.20		151,250	9
3.04		0.60	0.60	0.89		3.38		107,977	21
9.76		0.60	0.60	0.90		3.83		92,711	51
(4.88)		0.58	0.58	0.87		3.62		106,852	46

(0.41	)(e)	1.23 (g)	1.23 (g)	1.51	(g)	2.49	(g)	23,744	19	(e)
(0.40)		1.24	1.24	1.52		2.46		25,039	28
7.03		1.23	1.23	1.51		2.58		28,731	9
2.46		1.24	1.24	1.53		2.75		21,349	21
8.97		1.27	1.27	1.56		3.15		20,596	51
(5.53)		1.33	1.33	1.62		2.87		19,779	46

(0.04	)(e)	0.50 (h)	0.50 (h)	0.78	(h)	3.22	(h)	42,092	19	(e)
0.33		0.50	0.50	0.78		3.19		47,880	28
7.80		0.50	0.50	0.77		3.25		72,030	9
3.14		0.50	0.50	0.79		3.47		27,849	21
9.87		0.50	0.50	0.80		3.91		24,429	51
(4.78)		0.48	0.48	0.77		3.71		18,702	46

0.02	(e)	0.36 (h)	0.36 (h)	0.64	(h)	3.33	(h)	2,989	19	(e)
3.77	(e)	0.36 (g)	0.36 (g)	0.65	(g)	3.15	(g)	2,171	28

0.01	(e)	0.40 (h)	0.40 (h)	0.68	(h)	3.34	(h)	4,563	19	(e)
0.37		0.40	0.40	0.68		3.27		1,292	28
7.98		0.40	0.40	0.68		3.41		955	9
3.24		0.40	0.40	0.70		3.55		732	21
9.97		0.40	0.40	0.69		4.00		169	51
(4.65)		0.37	0.37	0.67		3.80		108	46

See Notes to Financial Statements.	149

Financial Highlights (continued)

NATIONAL TAX FREE FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period
Class A
3/31/2018(d)	$11.36	$0.18	$(0.17)	$ 0.01	$(0.18)	$11.19
9/30/2017	11.69	0.38	(0.34)	0.04	(0.37)	11.36
9/30/2016	11.24	0.41	0.44	0.85	(0.40)	11.69
9/30/2015	11.29	0.41	(0.06)	0.35	(0.40)	11.24
9/30/2014	10.60	0.45	0.68	1.13	(0.44)	11.29
9/30/2013	11.52	0.44	(0.93)	(0.49)	(0.43)	10.60
Class B
3/31/2018(d)	11.41	0.14	(0.17)	(0.03)	(0.14)	11.24
9/30/2017	11.74	0.29	(0.34)	(0.05)	(0.28)	11.41
9/30/2016	11.30	0.32	0.43	0.75	(0.31)	11.74
9/30/2015	11.35	0.32	(0.06)	0.26	(0.31)	11.30
9/30/2014	10.65	0.36	0.69	1.05	(0.35)	11.35
9/30/2013	11.58	0.35	(0.94)	(0.59)	(0.34)	10.65
Class C
3/31/2018(d)	11.37	0.15	(0.17)	(0.02)	(0.15)	11.20
9/30/2017	11.70	0.31	(0.34)	(0.03)	(0.30)	11.37
9/30/2016	11.26	0.33	0.44	0.77	(0.33)	11.70
9/30/2015	11.30	0.34	(0.05)	0.29	(0.33)	11.26
9/30/2014	10.61	0.38	0.68	1.06	(0.37)	11.30
9/30/2013	11.53	0.37	(0.93)	(0.56)	(0.36)	10.61
Class F
3/31/2018(d)	11.35	0.19	(0.17)	0.02	(0.19)	11.18
9/30/2017	11.68	0.39	(0.34)	0.05	(0.38)	11.35
9/30/2016	11.23	0.41	0.45	0.86	(0.41)	11.68
9/30/2015	11.28	0.42	(0.06)	0.36	(0.41)	11.23
9/30/2014	10.59	0.45	0.69	1.14	(0.45)	11.28
9/30/2013	11.51	0.45	(0.93)	(0.48)	(0.44)	10.59
Class F3
3/31/2018(d)	11.35	0.20	(0.18)	0.02	(0.19)	11.18
4/4/2017 to 9/30/2017(f)	11.11	0.19	0.24	0.43	(0.19)	11.35
Class I
3/31/2018(d)	11.35	0.20	(0.18)	0.02	(0.19)	11.18
9/30/2017	11.68	0.39	(0.33)	0.06	(0.39)	11.35
9/30/2016	11.24	0.42	0.44	0.86	(0.42)	11.68
9/30/2015	11.29	0.43	(0.06)	0.37	(0.42)	11.24
9/30/2014	10.60	0.45	0.70	1.15	(0.46)	11.29
9/30/2013	11.52	0.46	(0.93)	(0.47)	(0.45)	10.60

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Commenced on April 4, 2017.
(g)	Annualized.

150	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

		Total		Total
		expenses		expenses
		(includes		(excludes		Net		Net assets,	Portfolio
Total		interest		interest		investment		end of	turnover
return(b)		expense)(c)		expense)(c)		income		period	rate
(%)		(%)		(%)		(%)		(000)	(%)

0.11	(e)	0.75	(g)	0.73	(g)	3.28	(g)	$1,493,369	16	(e)
0.43		0.76		0.74		3.34		1,496,723	31
7.68		0.77		0.74		3.52		1,591,375	16
3.16		0.77		0.75		3.61		1,404,309	29
10.87		0.78		0.75		4.09		1,423,250	45
(4.40)		0.76		0.74		3.87		1,438,697	34

(0.30	)(e)	1.57	(g)	1.55	(g)	2.44	(g)	4	16	(e)
(0.35)		1.57		1.54		2.56		739	31
6.71		1.57		1.55		2.74		2,691	16
2.34		1.58		1.55		2.81		3,300	29
10.06		1.58		1.55		3.31		4,488	45
(5.21)		1.57		1.54		3.07		5,443	34

(0.20	)(e)	1.38	(g)	1.36	(g)	2.66	(g)	155,382	16	(e)
(0.19)		1.39		1.37		2.72		164,380	31
6.91		1.39		1.37		2.90		198,789	16
2.61		1.40		1.38		2.98		172,774	29
10.17		1.41		1.39		3.46		174,469	45
(5.02)		1.42		1.40		3.21		177,169	34

0.15	(e)	0.65	(g)	0.63	(g)	3.37	(g)	311,288	16	(e)
0.53		0.66		0.64		3.43		333,595	31
7.78		0.67		0.64		3.59		318,012	16
3.25		0.67		0.65		3.70		186,722	29
10.98		0.67		0.65		4.15		151,265	45
(4.31)		0.66		0.64		3.95		103,160	34

0.21	(e)	0.52	(g)	0.50	(g)	3.49	(g)	19,548	16	(e)
3.80	(e)	0.52		0.50	(g)	3.50	(g)	16,732	31

0.20	(e)	0.55	(g)	0.53	(g)	3.48	(g)	48,522	16	(e)
0.63		0.56		0.54		3.49		23,240	31
7.77		0.57		0.54		3.60		9,658	16
3.34		0.57		0.55		3.77		2,442	29
11.07		0.57		0.55		4.14		1,679	45
(4.23)		0.57		0.54		4.05		719	34

See Notes to Financial Statements.	151

Financial Highlights (continued)

HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
				Total
			Net	from
	Net asset	Net	realized	invest-		Net asset
	value,	invest-	and	ment	Net	value,	Total
	beginning	ment	unrealized	opera-	investment	end of	return(b)
	of period	income(a)	gain (loss)	tions	income	period	(%)
Class A
3/31/2018(d)	$11.84	$0.24	$(0.08)	$ 0.16	$(0.24)	$11.76	1.34	(e)
9/30/2017	12.17	0.50	(0.34)	0.16	(0.49)	11.84	1.41
9/30/2016	11.54	0.56	0.60	1.16	(0.53)	12.17	10.28
9/30/2015	11.69	0.56	(0.17)	0.39	(0.54)	11.54	3.36
9/30/2014	10.91	0.58	0.75	1.33	(0.55)	11.69	12.54
9/30/2013	11.93	0.58	(1.04)	(0.46)	(0.56)	10.91	(4.11)
Class C
3/31/2018(d)	11.84	0.21	(0.08)	0.13	(0.20)	11.77	1.12	(e)
9/30/2017	12.17	0.43	(0.35)	0.08	(0.41)	11.84	0.79
9/30/2016	11.55	0.49	0.59	1.08	(0.46)	12.17	9.51
9/30/2015	11.69	0.49	(0.17)	0.32	(0.46)	11.55	2.81
9/30/2014	10.92	0.51	0.74	1.25	(0.48)	11.69	11.74
9/30/2013	11.93	0.50	(1.03)	(0.53)	(0.48)	10.92	(4.64)
Class F
3/31/2018(d)	11.85	0.25	(0.09)	0.16	(0.24)	11.77	1.39	(e)
9/30/2017	12.18	0.52	(0.35)	0.17	(0.50)	11.85	1.51
9/30/2016	11.55	0.57	0.60	1.17	(0.54)	12.18	10.39
9/30/2015	11.69	0.58	(0.17)	0.41	(0.55)	11.55	3.55
9/30/2014	10.92	0.58	0.76	1.34	(0.57)	11.69	12.54
9/30/2013	11.94	0.59	(1.04)	(0.45)	(0.57)	10.92	(4.01)
Class F3
3/31/2018(d)	11.82	0.26	(0.09)	0.17	(0.25)	11.74	1.45	(e)
4/4/2017 to 9/30/2017(f)	11.79	0.24	0.03	0.27	(0.24)	11.82	4.11	(e)
Class I
3/31/2018(d)	11.82	0.25	(0.08)	0.17	(0.25)	11.74	1.44	(e)
9/30/2017	12.15	0.52	(0.35)	0.17	(0.50)	11.82	1.57
9/30/2016	11.53	0.57	0.60	1.17	(0.55)	12.15	10.41
9/30/2015	11.67	0.58	(0.16)	0.42	(0.56)	11.53	3.64
9/30/2014	10.92	0.61	0.71	1.32	(0.57)	11.67	12.44
9/30/2013	11.94	0.60	(1.04)	(0.44)	(0.58)	10.92	(3.92)
Class T
3/31/2018(d)	11.84	0.23	(0.07)	0.16	(0.24)	11.76	1.36	(e)
7/28/2017 to 9/30/2017(h)	11.79	0.07	0.05	0.12	(0.07)	11.84	1.04	(e)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Commenced on April 4, 2017.
(g)	Annualized.
(h)	Commenced on July 28, 2017.

152	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:
Total	Total
expenses	expenses
after	after
waivers	waivers
and/or reim-	and/or reim-
bursements	bursements					Net
(includes	(excludes			Net		assets,	Portfolio
interest	interest	Total		investment		end of	turnover
expense)(c)	expense)(c)	expenses(c)		income		period	rate
(%)	(%)	(%)		(%)		(000)	(%)

0.81 (g)	0.80 (g)	0.81	(g)	4.16	(g)	$1,133,807	14	(e)
0.80	0.79	0.80		4.31		1,182,782	30
0.80	0.79	0.80		4.71		1,273,114	16
0.84	0.83	0.87		4.82		1,141,428	31
0.91	0.90	0.91		5.12		1,160,471	33
0.84	0.83	0.84		4.87		1,071,511	24

1.43 (g)	1.42 (g)	1.43	(g)	3.55	(g)	357,261	14	(e)
1.43	1.42	1.43		3.70		380,228	30
1.42	1.41	1.42		4.09		441,499	16
1.47	1.46	1.50		4.20		397,615	31
1.54	1.53	1.54		4.50		408,459	33
1.49	1.47	1.49		4.23		407,217	24

0.71 (g)	0.70 (g)	0.71	(g)	4.26	(g)	483,204	14	(e)
0.70	0.69	0.70		4.39		540,945	30
0.70	0.69	0.70		4.80		490,913	16
0.74	0.73	0.77		4.92		404,172	31
0.81	0.80	0.81		5.17		393,166	33
0.74	0.72	0.74		4.94		228,484	24

0.58 (g)	0.57 (g)	0.58	(g)	4.37	(g)	11,695	14	(e)
0.56 (g)	0.56 (g)	0.56	(g)	4.09	(g)	1,750	30

0.62 (g)	0.61 (g)	0.62	(g)	4.35	(g)	80,960	14	(e)
0.60	0.59	0.60		4.42		64,707	30
0.60	0.58	0.60		4.82		68,122	16
0.64	0.63	0.67		4.99		11,061	31
0.72	0.71	0.72		5.49		25,841	33
0.64	0.62	0.64		5.04		2,255	24

0.83 (g)	0.83 (g)	0.83	(g)	3.94	(g)	10	14	(e)
0.75 (g)	0.75 (g)	0.75	(g)	3.59	(g)	10	30

See Notes to Financial Statements.	153

Financial Highlights (continued)

SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND

		Per Share Operating Performance:

					Distributions to
		Investment Operations:			shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net		Total
	beginning	ment	unrealized	opera-	investment	realized		distri-
	of period	income(a)	gain (loss)	tions	income	gain		butions
Class A
3/31/2018(c)	$15.26	$0.22	$(0.16)	$0.06	$(0.20)	$–	(d)	$ (0.20)
9/30/2017	15.52	0.43	(0.29)	0.14	(0.40)	–		(0.40)
9/30/2016	15.04	0.42	0.46	0.88	(0.40)	–		(0.40)
6/1/2015 to 9/30/2015(f)	15.00	0.13	0.03	0.16	(0.12)	–		(0.12)
Class C
3/31/2018(c)	15.26	0.16	(0.15)	0.01	(0.15)	–	(d)	(0.15)
9/30/2017	15.52	0.32	(0.29)	0.03	(0.29)	–		(0.29)
9/30/2016	15.04	0.30	0.46	0.76	(0.28)	–		(0.28)
6/1/2015 to 9/30/2015(f)	15.00	0.10	0.02	0.12	(0.08)	–		(0.08)
Class F
3/31/2018(c)	15.26	0.22	(0.15)	0.07	(0.21)	–	(d)	(0.21)
9/30/2017	15.51	0.45	(0.28)	0.17	(0.42)	–		(0.42)
9/30/2016	15.04	0.43	0.46	0.89	(0.42)	–		(0.42)
6/1/2015 to 9/30/2015(f)	15.00	0.14	0.02	0.16	(0.12)	–		(0.12)
Class F3
3/31/2018(c)	15.27	0.23	(0.16)	0.07	(0.22)	–	(d)	(0.22)
4/4/2017 to 9/30/2017(h)	14.99	0.23	0.27	0.50	(0.22)	–		(0.22)
Class I
3/31/2018(c)	15.26	0.23	(0.15)	0.08	(0.22)	–	(d)	(0.22)
9/30/2017	15.52	0.46	(0.29)	0.17	(0.43)	–		(0.43)
9/30/2016	15.04	0.43	0.48	0.91	(0.43)	–		(0.43)
6/1/2015 to 9/30/2015(f)	15.00	0.15	0.02	0.17	(0.13)	–		(0.13)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited
(d)	Amount less than $0.01.
(e)	Not annualized.
(f)	Commenced on June 1, 2015.
(g)	Annualized.
(h)	Commenced on April 4, 2017.

154	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

			Total
			expenses
Net			after						Net
asset			waivers				Net		assets,	Portfolio
value,	Total		and/or reim-		Total		investment		end of	turnover
end of	return(b)		bursements		expenses		income		period	rate
period	(%)		(%)		(%)		(%)		(000)	(%)

$15.12	0.35	(e)	0.55	(g)	0.78	(g)	2.85	(g)	$102,255	11	(e)
15.26	1.06		0.55		0.81		2.86		90,165	17
15.52	5.93		0.55		0.92		2.74		54,470	12
15.04	1.06	(e)	0.55	(g)	1.69	(g)	2.69	(g)	12,019	1

15.12	0.01	(e)	1.24	(g)	1.47	(g)	2.17	(g)	8,976	11	(e)
15.26	0.32		1.29		1.56		2.14		8,782	17
15.52	5.11		1.31		1.68		1.94		8,661	12
15.04	0.78	(e)	1.35	(g)	2.42	(g)	1.98	(g)	852	1

15.12	0.40	(e)	0.45	(g)	0.68	(g)	2.94	(g)	95,153	11	(e)
15.26	1.16		0.45		0.71		2.96		87,848	17
15.51	6.03		0.45		0.82		2.81		41,758	12
15.04	1.09	(e)	0.45	(g)	1.59	(g)	2.76	(g)	9,072	1

15.12	0.47	(e)	0.29	(g)	0.53	(g)	3.04	(g)	3,190	11	(e)
15.27	3.33	(e)	0.29	(g)	0.56	(g)	3.02	(g)	221	17

15.12	0.45	(e)	0.35	(g)	0.58	(g)	3.04	(g)	24,998	11	(e)
15.26	1.26		0.35		0.61		3.06		23,707	17
15.52	6.13		0.35		0.74		2.80		6,837	12
15.04	1.12	(e)	0.35	(g)	1.45	(g)	2.97	(g)	619	1

See Notes to Financial Statements.	155

Financial Highlights (continued)

CALIFORNIA TAX FREE FUND

		Per Share Operating Performance:

					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period
Class A
3/31/2018(d)	$10.96	$0.17	$(0.14)	$ 0.03	$(0.16)	$10.83
9/30/2017	11.32	0.34	(0.36)	(0.02)	(0.34)	10.96
9/30/2016	10.85	0.37	0.46	0.83	(0.36)	11.32
9/30/2015	10.84	0.37	0.01	0.38	(0.37)	10.85
9/30/2014	10.10	0.38	0.74	1.12	(0.38)	10.84
9/30/2013	10.73	0.38	(0.64)	(0.26)	(0.37)	10.10
Class C
3/31/2018(d)	10.96	0.13	(0.12)	0.01	(0.13)	10.84
9/30/2017	11.33	0.27	(0.37)	(0.10)	(0.27)	10.96
9/30/2016	10.85	0.30	0.47	0.77	(0.29)	11.33
9/30/2015	10.84	0.31	– (f)	0.31	(0.30)	10.85
9/30/2014	10.10	0.32	0.73	1.05	(0.31)	10.84
9/30/2013	10.73	0.31	(0.64)	(0.33)	(0.30)	10.10
Class F
3/31/2018(d)	10.96	0.17	(0.13)	0.04	(0.17)	10.83
9/30/2017	11.32	0.35	(0.36)	(0.01)	(0.35)	10.96
9/30/2016	10.85	0.38	0.47	0.85	(0.38)	11.32
9/30/2015	10.84	0.38	0.01	0.39	(0.38)	10.85
9/30/2014	10.10	0.39	0.74	1.13	(0.39)	10.84
9/30/2013	10.73	0.39	(0.64)	(0.25)	(0.38)	10.10
Class F3
3/31/2018(d)	10.95	0.18	(0.12)	0.06	(0.18)	10.83
4/4/2017 to 9/30/2017(g)	10.77	0.18	0.17	0.35	(0.17)	10.95
Class I
3/31/2018(d)	10.95	0.18	(0.13)	0.05	(0.18)	10.82
9/30/2017	11.32	0.36	(0.37)	(0.01)	(0.36)	10.95
9/30/2016	10.84	0.39	0.48	0.87	(0.39)	11.32
9/30/2015	10.84	0.39	– (f)	0.39	(0.39)	10.84
9/30/2014	10.09	0.41	0.74	1.15	(0.40)	10.84
9/30/2013	10.73	0.40	(0.65)	(0.25)	(0.39)	10.09

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Annualized.

156	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:
	Total	Total
	expenses	expenses
	after	after
	waivers	waivers
	and/or reim-	and/or reim-
	bursements	bursements					Net
	(includes	(excludes			Net		assets,	Portfolio
Total	interest	interest	Total		investment		end of	turnover
return(b)	expense)(c)	expense)(c)	expenses		income		period	rate
(%)	(%)	(%)	(%)		(%)		(000)	(%)

0.32 (e)	0.79 (h)	0.79 (h)	0.79	(h)	3.06	(h)	$197,108	9	(e)
(0.12)	0.79	0.78	0.79		3.15		204,019	27
7.80	0.79	0.78	0.79		3.30		234,470	8
3.54	0.82	0.81	0.82		3.44		185,379	15
11.29	0.86	0.86	0.86		3.69		170,131	21
(2.51)	0.81	0.81	0.81		3.54		166,443	18

0.10 (e)	1.42 (h)	1.42 (h)	1.42	(h)	2.44	(h)	42,353	9	(e)
(0.85)	1.43	1.43	1.43		2.51		45,450	27
7.21	1.42	1.41	1.42		2.66		54,658	8
2.89	1.45	1.45	1.45		2.80		39,790	15
10.58	1.50	1.50	1.50		3.05		36,122	21
(3.15)	1.47	1.47	1.47		2.88		33,741	18

0.37 (e)	0.69 (h)	0.69 (h)	0.69	(h)	3.16	(h)	50,773	9	(e)
(0.02)	0.69	0.68	0.69		3.23		53,111	27
7.90	0.69	0.68	0.69		3.39		53,059	8
3.64	0.72	0.71	0.72		3.52		36,482	15
11.39	0.76	0.76	0.76		3.78		24,810	21
(2.42)	0.71	0.71	0.71		3.63		21,549	18

0.52 (e)	0.56 (h)	0.56 (h)	0.56	(h)	3.27	(h)	2,902	9	(e)
3.30 (e)	0.56 (h)	0.52 (h)	0.56	(h)	3.39	(h)	2,243	27

0.42 (e)	0.59 (h)	0.59 (h)	0.59	(h)	3.27	(h)	14,958	9	(e)
(0.01)	0.59	0.58	0.59		3.34		5,121	27
8.10	0.58	0.58	0.58		3.47		4,802	8
3.63	0.61	0.61	0.61		3.61		2,309	15
11.65	0.66	0.65	0.66		3.90		22	21
(2.40)	0.62	0.61	0.62		3.77		12	18

See Notes to Financial Statements.	157

Financial Highlights (continued)

NEW JERSEY TAX FREE FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
				Total
			Net	from
	Net asset	Net	realized	invest-		Net asset
	value,	invest-	and	ment	Net	value,	Total
	beginning	ment	unrealized	opera-	investment	end of	return(b)
	of period	income(a)	gain (loss)	tions	income	period	(%)
Class A
3/31/2018(d)	$4.96	$0.07	$(0.06)	$ 0.01	$(0.07)	$4.90	0.16	(e)
9/30/2017	5.11	0.14	(0.15)	(0.01)	(0.14)	4.96	(0.08)
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11	8.53
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86	1.74
9/30/2014	4.66	0.17	0.28	0.45	(0.17)	4.94	9.87
9/30/2013	5.07	0.17	(0.41)	(0.24)	(0.17)	4.66	(4.85)
Class F
3/31/2018(d)	4.96	0.07	(0.06)	0.01	(0.07)	4.90	0.21	(e)
9/30/2017	5.11	0.15	(0.15)	–	(0.15)	4.96	0.02
9/30/2016	4.86	0.16	0.25	0.41	(0.16)	5.11	8.63
9/30/2015	4.94	0.17	(0.08)	0.09	(0.17)	4.86	1.84
9/30/2014	4.66	0.18	0.28	0.46	(0.18)	4.94	9.97
9/30/2013	5.07	0.18	(0.41)	(0.23)	(0.18)	4.66	(4.76)
Class F3
3/31/2018(d)	4.97	0.07	(0.06)	0.01	(0.07)	4.91	0.28	(e)
4/4/2017 to 9/30/2017(f)	4.87	0.07	0.10	0.17	(0.07)	4.97	3.55	(e)
Class I
3/31/2018(d)	4.97	0.07	(0.06)	0.01	(0.07)	4.91	0.26	(e)
9/30/2017	5.11	0.15	(0.14)	0.01	(0.15)	4.97	0.30
9/30/2016	4.86	0.17	0.25	0.42	(0.17)	5.11	8.76
9/30/2015	4.94	0.18	(0.08)	0.10	(0.18)	4.86	2.00
9/30/2014	4.66	0.19	0.27	0.46	(0.18)	4.94	10.13
9/30/2013	5.07	0.18	(0.41)	(0.23)	(0.18)	4.66	(4.63)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Commenced on April 4, 2017.
(g)	Annualized.

158	See Notes to Financial Statements.

Ratios to Average Net Assets:						Supplemental Data:
Total	Total
expenses	expenses
after	after
waivers	waivers
and/or reim-	and/or reim-
bursements	bursements					Net
(includes	(excludes			Net		assets,	Portfolio
interest	interest	Total		investment		end of	turnover
expense)(c)	expense)(c)	expenses(c)		income		period	rate
(%)	(%)	(%)		(%)		(000)	(%)

0.82 (g)	0.82 (g)	0.88	(g)	2.78	(g)	$ 77,943	8	(e)
0.82	0.82	0.86		2.93		89,916	24
0.83	0.83	0.86		3.21		98,152	13
0.86	0.86	0.86		3.39		90,126	17
0.85	0.85	0.85		3.63		92,713	19
0.82	0.82	0.82		3.47		121,722	18

0.72 (g)	0.72 (g)	0.78	(g)	2.89	(g)	12,723	8	(e)
0.72	0.72	0.75		3.01		10,605	24
0.73	0.73	0.76		3.28		9,602	13
0.76	0.76	0.76		3.49		6,197	17
0.74	0.74	0.74		3.69		6,838	19
0.72	0.72	0.72		3.55		4,782	18

0.58 (g)	0.58 (g)	0.64	(g)	3.02	(g)	122	8	(e)
0.58 (g)	0.58 (g)	0.64	(g)	3.01	(g)	10	24

0.62 (g)	0.62 (g)	0.68	(g)	3.00	(g)	1,237	8	(e)
0.62	0.62	0.65		3.10		334	24
0.62	0.62	0.65		3.28		129	13
0.62	0.62	0.62		3.65		13	17
0.62	0.62	0.62		3.87		13	19
0.61	0.61	0.61		3.70		12	18

See Notes to Financial Statements.	159

Financial Highlights (concluded)

NEW YORK TAX FREE FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset		Net			Net asset
	value,	Net	realized and	Total from	Net	value,
	beginning of	investment	unrealized	investment	investment	end of
	period	income(a)	gain (loss)	operations	income	period
Class A
3/31/2018(d)	$11.32	$0.14	$(0.20)	$(0.06)	$(0.14)	$11.12
9/30/2017	11.65	0.29	(0.33)	(0.04)	(0.29)	11.32
9/30/2016	11.19	0.32	0.46	0.78	(0.32)	11.65
9/30/2015	11.23	0.35	(0.04)	0.31	(0.35)	11.19
9/30/2014	10.59	0.38	0.63	1.01	(0.37)	11.23
9/30/2013	11.38	0.37	(0.79)	(0.42)	(0.37)	10.59
Class C
3/31/2018(d)	11.31	0.10	(0.20)	(0.10)	(0.10)	11.11
9/30/2017	11.63	0.22	(0.32)	(0.10)	(0.22)	11.31
9/30/2016	11.18	0.25	0.45	0.70	(0.25)	11.63
9/30/2015	11.21	0.28	(0.03)	0.25	(0.28)	11.18
9/30/2014	10.58	0.31	0.62	0.93	(0.30)	11.21
9/30/2013	11.37	0.30	(0.79)	(0.49)	(0.30)	10.58
Class F
3/31/2018(d)	11.33	0.14	(0.20)	(0.06)	(0.14)	11.13
9/30/2017	11.66	0.30	(0.33)	(0.03)	(0.30)	11.33
9/30/2016	11.20	0.33	0.46	0.79	(0.33)	11.66
9/30/2015	11.24	0.36	(0.04)	0.32	(0.36)	11.20
9/30/2014	10.60	0.39	0.63	1.02	(0.38)	11.24
9/30/2013	11.39	0.38	(0.79)	(0.41)	(0.38)	10.60
Class F3
3/31/2018(d)	11.33	0.15	(0.20)	(0.05)	(0.15)	11.13
4/4/2017 to 9/30/2017(f)	11.18	0.15	0.15	0.30	(0.15)	11.33
Class I
3/31/2018(d)	11.33	0.15	(0.20)	(0.05)	(0.15)	11.13
9/30/2017	11.66	0.31	(0.33)	(0.02)	(0.31)	11.33
9/30/2016	11.20	0.34	0.46	0.80	(0.34)	11.66
9/30/2015	11.23	0.38	(0.04)	0.34	(0.37)	11.20
9/30/2014	10.60	0.40	0.63	1.03	(0.40)	11.23
9/30/2013	11.39	0.39	(0.79)	(0.40)	(0.39)	10.60

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Interest expense, if applicable, relates to the liability for floating rate notes issued in conjunction with tender option bond trusts.
(d)	Unaudited.
(e)	Not annualized.
(f)	Commenced on April 4, 2017.
(g)	Annualized.

160	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

		Total		Total
		expenses		expenses				Net
		(includes		(excludes		Net		assets,	Portfolio
Total		interest		interest		investment		end of	turnover
return(b)		expense)(c)		expense)(c)		income		period	rate
(%)		(%)		(%)		(%)		(000)	(%)

(0.54	)(e)	0.78	(g)	0.78	(g)	2.49	(g)	$257,383	8	(e)
(0.31)		0.78		0.78		2.57		269,490	19
7.05		0.78		0.78		2.80		315,511	20
2.80		0.79		0.79		3.15		283,229	10
9.73		0.79		0.78		3.46		244,081	20
(3.80)		0.78		0.78		3.33		262,089	17

(0.85	)(e)	1.41	(g)	1.41	(g)	1.87	(g)	49,630	8	(e)
(0.95)		1.42		1.42		1.95		53,453	19
6.37		1.43		1.43		2.15		67,239	20
2.23		1.44		1.43		2.50		55,562	10
8.95		1.43		1.42		2.82		49,678	20
(4.43)		1.44		1.43		2.67		45,152	17

(0.49	)(e)	0.68	(g)	0.68	(g)	2.59	(g)	41,626	8	(e)
(0.21)		0.68		0.68		2.67		44,826	19
7.14		0.68		0.68		2.87		43,186	20
2.90		0.69		0.69		3.24		27,788	10
9.83		0.69		0.68		3.54		20,978	20
(3.70)		0.68		0.68		3.42		16,844	17

(0.43	)(e)	0.55	(g)	0.55	(g)	2.71	(g)	844	8	(e)
2.67	(e)	0.56	(g)	0.56	(g)	2.70	(g)	10	19

(0.44	)(e)	0.59	(g)	0.59	(g)	2.71	(g)	6,756	8	(e)
(0.11)		0.58		0.58		2.75		2,095	19
7.25		0.58		0.58		2.96		1,652	20
3.10		0.60		0.59		3.34		1,104	10
9.85		0.59		0.58		3.66		644	20
(3.60)		0.59		0.58		3.54		587	17

See Notes to Financial Statements.	161

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3,I and T
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,B,C,F,F3,I, and T
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)	A,C,F,F3 and I
Lord Abbett National Tax Free Income Fund (“National”)	A,B,C,F,F3 and I
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)	A,C,F,F3,I and T
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)	A,C,F,F3 and I
Lord Abbett California Tax Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act. The Funds no longer issue Class B shares for purchase.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

Each class has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and T shares. There is no front-end sales charge in the case of Class B, C, F, F3 and I, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. On April 25, 2018, the Funds remaining Class B shares were converted to Class A shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended September 30, 2014 through September 30, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual Fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Each share class bears its class-specific share of expenses.

(f)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(h)	Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of March 31, 2018, as well as the average trust certificates for the six months ended March 31, 2018:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$–	–	$–	$–
Intermediate	1,250,000	1.61%	2,636,950	1,250,000
AMT Free	–	–	–	–
National	26,250,000	1.61% - 1.64%	57,085,500	26,250,000
High Yield	9,250,000	1.61%	19,158,245	9,250,000
Short Duration High Yield	–	–	–	–
California	–	–	–	–
New Jersey	–	–	–	–
New York	–	–	–	–

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of March 31, 2018, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to TOB transactions accounted for as secured borrowings.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for each of National, California, New Jersey and New York is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

The management fee for Short Duration is based on the Fund’s average daily net assets at the following annual rate:

Effective February 1, 2018		Prior to February 1, 2018
First $2 billion	.34%	First $2 billion	.40%
Next $3 billion	.32%	Next $1 billion	.375%
Over $5 billion	.29%	Over $3 billion	.35%

The management fee for Short Duration High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $1 billion	.375%
Over $3 billion	.35%

The management fee for Intermediate is based on the Fund’s average daily net assets at the following annual rate:

First $2 billion	.40%
Next $3 billion	.375%
Next $5 billion	.35%
Over $10 billion	.32%

Notes to Financial Statements (unaudited)(continued)

The management fee for AMT Free is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $1 billion	.45%
Over $1.5 billion	.40%

The management fee for High Yield is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%
Over $2 billion	.40%

For the six months ended March 31, 2018, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Short Duration	.34%
Intermediate	.39%
AMT Free	.22%
National	.42%
High Yield	.47%
Short Duration High Yield	.17%
California	.45%
New Jersey	.40%
New York	.45%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the six months ended March 31, 2018 and continuing through January 31, 2019, for each Fund, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to limit the total net annual operating expenses for each class, excluding 12b-1 fees and interest related expenses, to the following annual rates:

	Classes
Fund	A, B, C, F, I and T*	F3
Short Duration	.45%	.43%
AMT Free	.40%	.36%
High Yield	.62%	.58%
Short Duration High Yield	.35%	.29%
California	.61%	.58%
New Jersey	.62%	.58%

*	If applicable.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P and T shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees	Class A	Class B	Class C(1)	Class F(2)	Class P	Class T
Service	.15%	.25%	.25%	–	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	–

(1)	The Rule 12b-1 fee each applicable Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3 and I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended March 31, 2018:

	Distributor Commissions	Dealers’ Concessions
Short Duration	$ 5,825	$ 32,598
Intermediate	46,535	280,604
AMT Free	5,499	30,650
National	56,370	358,164
High Yield	41,783	243,242
Short Duration High Yield	7,272	40,451
California	5,535	33,173
New Jersey	1,580	9,727
New York	2,766	19,221

Distributor received the following amount of CDSCs for the six months ended March 31, 2018:

	Class A	Class C
Short Duration	$ 7,691	$ 6,649
Intermediate	9,779	16,003
AMT Free	–	2,823
National	5,451	5,080
High Yield	47,694	13,806
Short Duration High Yield	25,223	1,349
California	3,279	1,599
New Jersey	907	–
New York	2,783	1,019

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended March 31, 2018 and fiscal year ended September 30, 2017 was as follows:

	Short Duration		Intermediate
	Six Months Ended 3/31/2018 (unaudited)	Year Ended 9/30/2017	Six Months Ended 3/31/2018 (unaudited)	Year Ended 9/30/2017
Distributions paid from:
Tax-exempt income	$9,190,117	$18,961,956	$53,693,105	$103,796,839
Ordinary income	–	210,199	–	1,591,000
Net long-term capital gains	–	–	–	1,625,354
Total distributions paid	$9,190,117	$19,172,155	$53,693,105	$107,013,193

	AMT Free		National
	Six Months Ended 3/31/2018 (unaudited)	Year Ended 9/30/2017	Six Months Ended 3/31/2018 (unaudited)	Year Ended 9/30/2017
Distributions paid from:
Tax-exempt income	$3,094,730	$6,373,880	$32,720,673	$64,495,283
Ordinary income	–	84,072	–	576,755
Total distributions paid	$3,094,730	$6,457,952	$32,720,673	$65,072,038

	High Yield		Short Duration High Yield
	Six Months Ended 3/31/2018 (unaudited)	Year Ended 9/30/2017	Six Months Ended 3/31/2018 (unaudited)	Year Ended 9/30/2017
Distributions paid from:
Tax-exempt income	$41,804,181	$81,557,199	$2,952,690	$4,297,392
Ordinary income	–	3,718,584	71,001	63,531
Net long-term capital gains	–	–	34,264	–
Total distributions paid	$41,804,181	$85,275,783	$3,057,955	$4,360,923

Notes to Financial Statements (unaudited)(continued)

	California		New Jersey
	Six Months Ended 3/31/2018 (unaudited)	Year Ended 9/30/2017	Six Months Ended 3/31/2018 (unaudited)	Year Ended 9/30/2017
Distributions paid from:
Tax-exempt income	$4,600,110	$9,287,751	$1,326,083	$2,876,889
Ordinary income	–	105,503	–	–
Total distributions paid	$4,600,110	$9,393,254	$1,326,083	$2,876,889

	New York
	Six Months Ended 3/31/2018 (unaudited)	Year Ended 9/30/2017
Distributions paid from:
Tax-exempt income	$4,386,448	$9,250,331
Ordinary income	–	88,345
Total distributions paid	$4,386,448	$9,338,676

As of September 30, 2017, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2018	2019	Indefinite	Total
Short Duration	$–	$–	$12,791,441	$12,791,441
AMT Free	–	–	5,105,397	5,105,397
National	11,663,983	–	15,856,672	27,520,655
High Yield	77,996,014	36,257,876	93,651,178	207,905,068
Short Duration High Yield	–	–	33,491	33,491
California	5,151,330	502,921	–	5,654,251
New Jersey	3,844,954	1,290,500	–	5,135,454
New York	–	936,183	–	936,183

In accordance with the Regulated Investment Company Modernization Act of 2010, each Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of March 31, 2018, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Short Duration	$1,454,323,038	$4,273,261	$(8,157,968)	$(3,884,707)
Intermediate	4,177,975,354	109,698,566	(59,053,734)	50,644,832
AMT Free	195,778,977	6,570,419	(3,217,456)	3,352,963
National	1,966,181,896	96,866,028	(40,318,333)	56,547,695
High Yield	2,024,006,523	122,845,272	(110,783,566)	12,061,706
Short Duration High Yield	230,328,864	2,638,436	(1,274,891)	1,363,545
California	294,062,741	14,750,796	(2,901,722)	11,849,074
New Jersey	91,360,049	2,971,294	(3,404,947)	(433,653)
New York	353,800,777	7,926,910	(8,931,226)	(1,004,316)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, futures, and wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2018 were as follows:

	Purchases	Sales
Short Duration	$274,724,765	$425,447,395
Intermediate	462,867,498	439,777,937
AMT Free	38,438,604	42,900,419
National	340,937,042	317,992,368
High Yield	292,610,078	394,832,250
Short Duration High Yield	54,189,849	24,748,257
California	32,320,839	27,722,116
New Jersey	7,080,239	14,244,025
New York	28,596,361	31,824,710

There were no purchases or sales of U.S. Government securities for the six months ended March 31, 2018.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund, except Intermediate, AMT Free and California, entered into U.S. Treasury futures contracts during the six months ended March 31, 2018 (as described in note 2(f)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2018, the Funds had interest rate futures contracts with cumulative net unrealized appreciation/depreciation which are included in the Schedules of Investments. Only the current day’s variation margin is included in the Statements of Assets and Liabilities. The net realized gain (loss) on futures contracts and change in unrealized appreciation/depreciation on futures contracts are included in the Statements of Operations under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively.

The following is a summary of U.S. Treasury futures contracts as of and during the six months ended March 31, 2018:

	Net Unrealized Depreciation as of March 31, 2018	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Average Number of Contracts*
Short Duration	$–	$(299,370)	$229,841	41
Intermediate	–	–	–	–
AMT Free	–	–	–	–
National	–	(144,641)	(53,416)	13
High Yield	–	(29,953)	(259,461)	56
Short Duration High Yield	–	196,234	(93,583)	36
California	–	–	–	–
New Jersey	(17,917)	36,936	(22,913)	5
New York	(62,710)	148,915	(97,685)	19

*	Calculated based on the number of contracts for the six months ended March 31, 2018.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. These requirements include the disclosure of gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and to disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between a Fund and the applicable counterparty. As of March 31, 2018, the Funds did not have assets or liabilities subject to the FASB disclosure requirements.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the one Director who is associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each Fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings.

During the six months ended March 31, 2018, the Funds did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the

Notes to Financial Statements (unaudited)(continued)

“Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended March 31, 2018, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

Each Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, each Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, a Fund’s investments may gain value; however, because Short Duration and Short Duration High Yield typically invest in shorter term bonds, those Funds are subject to the risk that they will typically underperform funds invested in longer-term bonds during such periods.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk credit risk, defaulted bonds risk (High Yield and Short Duration High Yield only), derivatives risk, distressed debt risk (High Yield and Short Duration High Yield only), extension risk, governmental risk, industry risk, liquidity risk, market and portfolio management risks, state and territory risks, taxability risk and zero coupon, deferred interest, pay-in-kind, and capital appreciation bonds risk (all Funds except Short Duration, Intermediate, and Short Duration High Yield). Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). High Yield and Short Duration High Yield, and, to a lesser extent, other Funds invest a portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to a Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

Each of High Yield, Short Duration High Yield, California, New Jersey and New York is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each of California, New Jersey, and New York focuses on a particular state or territory, the Fund’s performance may be more affected by local, state and regional factors than a Fund that invests in municipal bonds issued in many states. These factors may include, for example, economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world

Notes to Financial Statements (unaudited)(continued)

events may harm the performance of any of the Funds (including Short Duration, Intermediate, AMT Free, National, High Yield, and Short Duration High Yield), and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund except AMT Free may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

High Yield, Short Duration High Yield and, to a lesser extent, other Funds may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond (“RIB”), is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, TOB Residuals and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to a Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

These factors can affect each Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Short Duration	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,193,734	$142,881,801	11,354,019	$176,555,696
Reinvestment of distributions	163,406	2,537,343	414,866	6,467,905
Shares reacquired	(14,002,929)	(217,571,816)	(29,302,480)	(455,673,149)
Decrease	(4,645,789)	$(72,152,672)	(17,533,595)	$(272,649,548)

Class C Shares
Shares sold	522,539	$8,119,768	1,000,516	$15,560,921
Reinvestment of distributions	13,683	212,435	30,315	472,726
Shares reacquired	(1,503,058)	(23,347,752)	(3,672,806)	(57,185,903)
Decrease	(966,836)	$(15,015,549)	(2,641,975)	$(41,152,256)

Notes to Financial Statements (unaudited)(continued)

Short Duration	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30, 2017
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	9,288,224	$144,291,007	21,963,562	$341,734,555
Reinvestment of distributions	70,671	1,097,689	179,389	2,797,711
Shares reacquired	(15,627,255)	(243,079,215)	(32,150,160)	(499,427,829)
Decrease	(6,268,360)	$(97,690,519)	(10,007,209)	$(154,895,563)

Class F3 Shares(a)
Shares sold	940,992	$14,702,044	75,017	$1,174,695
Reinvestment of distributions	4,551	70,667	221	3,467
Shares reacquired	(116,427)	(1,809,461)	(14,728)	(230,217)
Increase	829,116	$12,963,250	60,510	$947,945

Class I Shares
Shares sold	3,287,281	$51,287,249	2,203,969	$34,309,678
Reinvestment of distributions	25,034	388,638	44,861	699,381
Shares reacquired	(1,725,444)	(26,801,328)	(3,470,628)	(54,083,006)
Increase (decrease)	1,586,871	$24,874,559	(1,221,798)	$(19,073,947)

Class T Shares(b)
Shares sold	–	$–	639	$10,000
Reinvestment of distributions	3	48	1	18
Increase	3	$48	640	$10,018

Intermediate	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	14,049,074	$151,305,494	31,546,233	$338,459,227
Converted from Class B*	–	–	103,761	1,110,813
Reinvestment of distributions	1,298,953	13,953,324	3,272,404	35,112,577
Shares reacquired	(21,277,728)	(228,910,893)	(63,053,971)	(673,120,847)
Decrease	(5,929,701)	$(63,652,075)	(28,131,573)	$(298,438,230)

Class B Shares
Shares sold	10	$105	385	$4,112
Reinvestment of distributions	171	1,842	1,404	15,002
Shares reacquired	(59,247)	(635,219)	(23,737)	(254,510)
Converted to Class A*	–	–	(103,858)	(1,110,813)
Decrease	(59,066)	$(633,272)	(125,806)	$(1,346,209)

Class C Shares
Shares sold	2,277,726	$24,532,591	5,085,180	$54,528,610
Reinvestment of distributions	260,684	2,796,265	662,343	7,095,108
Shares reacquired	(5,829,158)	(62,597,579)	(15,236,867)	(162,955,291)
Decrease	(3,290,748)	$(35,268,723)	(9,489,344)	$(101,331,573)

Notes to Financial Statements (unaudited)(continued)

Intermediate	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30, 2017
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	36,924,180	$397,296,008	80,572,968	$863,301,142
Reinvestment of distributions	988,627	10,617,471	2,338,572	25,105,930
Shares reacquired	(53,179,907)	(572,871,254)	(89,998,119)	(959,892,480)
Decrease	(15,267,100)	$(164,957,775)	(7,086,579)	$(71,485,408)

Class F3 Shares(a)
Shares sold	2,170,117	$23,478,367	176,119	$1,908,386
Reinvestment of distributions	18,786	201,704	541	5,869
Shares reacquired	(236,928)	(2,541,365)	(136,024)	(1,475,934)
Increase	1,951,975	$21,138,706	40,636	$438,321

Class I Shares
Shares sold	23,434,430	$253,444,282	11,864,588	$127,601,922
Reinvestment of distributions	393,826	4,227,107	644,296	6,912,439
Shares reacquired	(6,955,838)	(74,691,378)	(10,010,405)	(107,086,419)
Increase	16,872,418	$182,980,011	2,498,479	$27,427,942

Class P Shares
Reinvestment of distributions	–	$–	31	$335
Shares reacquired	–	–	(1,540)	(16,708)
Decrease	–	$–	(1,509)	$(16,373)

Class T Shares(b)
Shares sold	–	$–	922	$10,000
Reinvestment of distributions	10	104	4	38
Increase	10	$104	926	$10,038

AMT Free	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	709,146	$11,352,448	2,039,955	$32,247,610
Reinvestment of distributions	89,047	1,419,719	218,262	3,464,115
Shares reacquired	(1,023,670)	(16,352,535)	(3,217,309)	(50,829,234)
Decrease	(225,477)	$(3,580,368)	(959,092)	$(15,117,509)

Class C Shares
Shares sold	103,566	$1,651,269	278,641	$4,406,579
Reinvestment of distributions	11,120	177,200	28,019	444,339
Shares reacquired	(170,874)	(2,721,972)	(486,444)	(7,698,521)
Decrease	(56,188)	$(893,503)	(179,784)	$(2,847,603)

Class F Shares
Shares sold	568,064	$9,079,301	1,777,872	$28,153,792
Reinvestment of distributions	31,335	499,536	76,596	1,215,532
Shares reacquired	(916,252)	(14,637,713)	(3,231,851)	(50,985,227)
Decrease	(316,853)	$(5,058,876)	(1,377,383)	$(21,615,903)

Notes to Financial Statements (unaudited)(continued)

AMT Free	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30, 2017
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	180,673	$2,899,735	169,069	$2,713,036
Reinvestment of distributions	2,633	42,014	1,163	18,718
Shares reacquired	(129,372)	(2,075,819)	(35,320)	(567,104)
Increase	53,934	$865,930	134,912	$2,164,650

Class I Shares
Shares sold	220,787	$3,546,346	41,948	$666,500
Reinvestment of distributions	3,209	51,133	1,940	30,843
Shares reacquired	(15,897)	(253,587)	(21,259)	(331,307)
Increase	208,099	$3,343,892	22,629	$366,036

National	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,237,150	$115,958,246	18,043,193	$202,644,334
Converted from Class B*	45,078	510,096	143,699	1,613,899
Reinvestment of distributions	1,580,214	17,846,952	3,854,182	43,226,196
Shares reacquired	(10,169,698)	(114,956,332)	(26,431,483)	(295,775,808)
Increase (decrease)	1,692,744	$19,358,962	(4,390,409)	$(48,291,379)

Class B Shares
Shares sold	40	$475	672	$7,610
Reinvestment of distributions	270.50	3,083	3,191	35,884
Shares reacquired	(19,839)	(224,621)	(25,303)	(285,020)
Converted to Class A*	(44,843)	(510,096)	(143,011)	(1,613,899)
Decrease	(64,371.50)	$(731,159)	(164,451)	$(1,855,425)

Class C Shares
Shares sold	791,849	$8,985,347	1,929,103	$21,671,561
Reinvestment of distributions	120,121	1,358,037	301,820	3,388,243
Shares reacquired	(1,496,795)	(16,918,512)	(4,765,364)	(53,398,742)
Decrease	(584,825)	$(6,575,128)	(2,534,441)	$(28,338,938)

Class F Shares
Shares sold	5,830,412	$65,821,148	15,068,516	$168,582,161
Reinvestment of distributions	307,771	3,473,798	739,287	8,289,348
Shares reacquired	(7,688,540)	(86,911,722)	(13,645,849)	(152,610,259)
Increase (decrease)	(1,550,357)	$(17,616,776)	2,161,954	$24,261,250

Class F3 Shares(a)
Shares sold	436,213	$4,932,335	1,475,769	$16,811,953
Reinvestment of distributions	22,560	254,642	783	8,884
Shares reacquired	(184,640)	(2,089,971)	(2,595)	(29,520)
Increase	274,133	$3,097,006	1,473,957	$16,791,317

Notes to Financial Statements (unaudited)(continued)

National	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30, 2017
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	3,740,172	$42,472,463	1,484,965	$16,625,801
Reinvestment of distributions	47,928	540,561	30,570	343,233
Shares reacquired	(1,496,525)	(16,780,725)	(295,199)	(3,273,860)
Increase	2,291,575	$26,232,299	1,220,336	$13,695,174

High Yield	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,556,758	$124,099,113	24,842,036	$289,731,693
Reinvestment of distributions	1,453,705	17,046,167	3,415,819	39,936,303
Shares reacquired	(15,529,889)	(182,433,325)	(33,016,501)	(384,777,564)
Decrease	(3,519,426)	$(41,288,045)	(4,758,646)	$(55,109,568)

Class C Shares
Shares sold	1,721,426	$20,239,341	3,734,803	$43,641,510
Reinvestment of distributions	375,602	4,405,748	947,495	11,071,453
Shares reacquired	(3,842,112)	(45,131,940)	(8,859,617)	(103,303,255)
Decrease	(1,745,084)	$(20,486,851)	(4,177,319)	$(48,590,292)

Class F Shares
Shares sold	7,756,565	$91,253,763	20,130,294	$234,389,005
Reinvestment of distributions	525,172	6,163,348	1,271,054	14,874,849
Shares reacquired	(12,890,681)	(151,502,814)	(16,072,572)	(187,345,847)
Increase (decrease)	(4,608,944)	$(54,085,703)	5,328,776	$61,918,007

Class F3 Shares(a)
Shares sold	967,455	$11,356,761	148,865	$1,746,224
Reinvestment of distributions	15,630	182,881	1,555	18,377
Shares reacquired	(135,175)	(1,582,214)	(2,353)	(27,787)
Increase	847,910	$9,957,428	148,067	$1,736,814

Class I Shares
Shares sold	6,194,701	$72,673,321	8,887,188	$103,672,717
Reinvestment of distributions	132,533	1,551,781	167,402	1,957,874
Shares reacquired	(4,908,315)	(57,461,563)	(9,188,117)	(108,585,354)
Increase (decrease)	1,418,919	$16,763,539	(133,527)	$(2,954,763)

Class P Shares
Reinvestment of distributions	–	$–	46	$533
Shares reacquired	–	–	(1,282)	(15,191)
Decrease	–	$–	(1,236)	$(14,658)

Class T Shares(b)
Shares sold	–	$–	848	$10,000
Reinvestment of distributions	15	171	5	61
Increase	15	$171	853	$10,061

Notes to Financial Statements (unaudited)(continued)

Short Duration High Yield	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,982,589	$30,057,422	4,418,062	$66,648,600
Reinvestment of distributions	86,043	1,303,086	120,782	1,824,006
Shares reacquired	(1,211,301)	(18,341,141)	(2,141,966)	(32,116,794)
Increase	857,331	$13,019,367	2,396,878	$36,355,812

Class C Shares
Shares sold	118,988	$1,806,107	311,017	$4,695,620
Reinvestment of distributions	5,973	90,464	11,051	166,718
Shares reacquired	(106,528)	(1,615,114)	(304,891)	(4,576,322)
Increase	18,433	$281,457	17,177	$286,016

Class F Shares
Shares sold	2,067,500	$31,360,468	5,169,447	$77,466,517
Reinvestment of distributions	82,973	1,256,696	123,134	1,860,354
Shares reacquired	(1,611,253)	(24,431,563)	(2,228,283)	(33,500,214)
Increase	539,220	$8,185,601	3,064,298	$45,826,657

Class F3 Shares(a)
Shares sold	236,649	$3,600,043	14,439	$219,056
Reinvestment of distributions	2,472	37,442	115	1,753
Shares reacquired	(42,614)	(646,524)	(54)	(828)
Increase	196,507	$2,990,961	14,500	$219,981

Class I Shares
Shares sold	577,663	$8,764,372	1,594,572	$23,861,112
Reinvestment of distributions	21,907	331,812	28,781	434,858
Shares reacquired	(499,190)	(7,575,845)	(510,794)	(7,678,744)
Increase	100,380	$1,520,339	1,112,559	$16,617,226

California	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,472,313	$16,128,914	3,426,475	$37,309,417
Reinvestment of distributions	208,182	2,270,166	522,268	5,670,163
Shares reacquired	(2,104,490)	(22,978,802)	(6,035,771)	(65,270,248)
Decrease	(423,995)	$(4,579,722)	(2,087,028)	$(22,290,668)

Class C Shares
Shares sold	226,856	$2,483,783	548,523	$5,975,399
Reinvestment of distributions	32,552	355,029	88,736	963,412
Shares reacquired	(497,505)	(5,437,819)	(1,316,075)	(14,288,306)
Decrease	(238,097)	$(2,599,007)	(678,816)	$(7,349,495)

Notes to Financial Statements (unaudited)(continued)

California	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30, 2017
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	1,235,928	$13,490,343	2,847,233	$30,847,223
Reinvestment of distributions	44,121	481,088	102,378	1,112,463
Shares reacquired	(1,440,167)	(15,738,272)	(2,787,941)	(30,191,361)
Increase (decrease)	(160,118)	$(1,766,841)	161,670	$1,768,325

Class F3 Shares(a)
Shares sold	70,120	$764,276	206,093	$2,265,757
Reinvestment of distributions	3,002	32,710	122	1,331
Shares reacquired	(9,975)	(109,082)	(1,387)	(15,148)
Increase	63,147	$687,904	204,828	$2,251,940

Class I Shares
Shares sold	1,012,469	$11,110,048	172,403	$1,901,620
Reinvestment of distributions	14,984	163,116	13,944	151,297
Shares reacquired	(113,106)	(1,228,878)	(142,897)	(1,588,377)
Increase	914,347	$10,044,286	43,450	$464,540

New Jersey	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	609,405	$3,019,405	2,027,948	$9,930,052
Reinvestment of distributions	154,800	762,833	422,211	2,070,081
Shares reacquired	(2,983,942)	(14,801,301)	(3,542,190)	(17,244,838)
Decrease	(2,219,737)	$(11,019,063)	(1,092,031)	$(5,244,705)

Class F Shares
Shares sold	1,636,707	$8,117,644	966,606	$4,718,814
Reinvestment of distributions	25,979	128,072	41,645	204,398
Shares reacquired	(1,203,610)	(5,940,576)	(750,618)	(3,649,998)
Increase	459,076	$2,305,140	257,633	$1,273,214

Class F3 Shares(a)
Shares sold	35,403	$175,272	2,057	$10,017
Reinvestment of distributions	259	1,279	30	149
Shares reacquired	(12,812)	(63,382)	(1)	(5)
Increase	22,850	$113,169	2,086	$10,161

Class I Shares
Shares sold	192,920	$957,786	81,877	$412,124
Reinvestment of distributions	1,990	9,801	900	4,408
Shares reacquired	(9,963)	(49,120)	(40,924)	(196,026)
Increase	184,947	$918,467	41,853	$220,506

Notes to Financial Statements (unaudited)(concluded)

New York	Six Months Ended March 31, 2018 (unaudited)		Year Ended September 30, 2017
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,271,496	$14,273,727	3,286,957	$37,021,168
Reinvestment of distributions	192,620	2,156,456	495,880	5,575,203
Shares reacquired	(2,118,743)	(23,766,735)	(7,064,417)	(79,240,732)
Decrease	(654,627)	$(7,336,552)	(3,281,580)	$(36,644,361)

Class C Shares
Shares sold	207,620	$2,332,349	580,246	$6,542,059
Reinvestment of distributions	26,296	294,045	67,781	761,082
Shares reacquired	(491,985)	(5,506,112)	(1,699,940)	(19,100,855)
Decrease	(258,069)	$(2,879,718)	(1,051,913)	$(11,797,714)

Class F Shares
Shares sold	823,565	$9,276,864	1,934,989	$21,783,022
Reinvestment of distributions	24,789	277,841	64,895	730,270
Shares reacquired	(1,063,751)	(11,969,835)	(1,747,919)	(19,516,419)
Increase (decrease)	(215,397)	$(2,415,130)	251,965	$2,996,873

Class F3 Shares(a)
Shares sold	75,215	$848,901	895.50	$10,017
Reinvestment of distributions	707	7,915	12	133
Shares reacquired	(1,014)	(11,308)	–	(5)
Increase	74,908	$845,508	907.50	$10,145

Class I Shares
Shares sold	477,037	$5,392,760	56,740	$639,134
Reinvestment of distributions	5,881	65,817	4,184	47,129
Shares reacquired	(60,709)	(678,350)	(17,717)	(195,988)
Increase	422,209	$4,780,227	43,207	$490,275

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Commenced on April 4, 2017.
(b)	Commenced on July 28, 2017.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of the Fund’s benchmark; (2) information provided by Morningstar regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund, if any; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and the Fund’s benchmark as of various periods ended August 31, 2017. As to AMT Free, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-year period, but below for the one- and five-year periods. As to California, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three- and five-year periods and

Approval of Advisory Contract (continued)

equal to the median for the ten-year period. As to New Jersey, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three- and five-year periods and equal to the median for the ten-year period, but below for the one-year period. As to High Yield, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods, but below the median for the ten-year period. As to Intermediate, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and ten-year periods, but below the median for the three- and five-year periods. As to National and New York, the Board observed that each Fund’s investment performance was above the median of the performance peer group for the three-, five-, and ten-year periods, but below for the one-year period. As to Short Duration, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the three-year period, but below for the one- and five-year periods. As to Short Duration High Yield, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of AMT Free, California, High Yield, Intermediate, National, New York, Short Duration, and Short Duration High Yield the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. As to New Jersey, the Board observed that the net total expense ratio of the Fund was approximately the same as the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those

Approval of Advisory Contract (concluded)

exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to each of Intermediate, National and New York, the Board concluded that the contractual breakpoints in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to each of AMT Free, California, High Yield, New Jersey, and Short Duration High Yield, the Board concluded that the contractual breakpoints in the existing management fee schedule, in conjunction with the Fund’s existing expense limitation agreement, adequately addressed any economies of scale in managing the Fund. With respect to Short Duration, the Board concluded that the contractual breakpoints in the proposed management fee schedule adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Short Duration Tax Free Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett AMT Free Municipal Bond Fund

Lord Abbett National Tax-Free Income Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Short Duration High Yield Municipal Bond Fund

Lord Abbett California Tax-Free Income Fund

Lord Abbett New Jersey Tax-Free Income Fund

Lord Abbett New York Tax-Free Income Fund

LATFI-3 (5/18)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 25, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: May 25, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 25, 2018